                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number  25


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 166
                                                      ---


                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                             Dwayne C. Radel, Esq.
                   Senior Vice President and General Counsel
                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2010 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus

Form N-4

Item Number Caption in Prospectus

       1.   Cover Page

       2.   Special Terms and How To Contact Us

       3.   An Overview of Contract Features

       4.   Condensed Financial Information; Performance Data - Appendix A

       5.   General Information

       6.   Contract Charges and Fees

       7.   Description of the Contract

       8.   Annuitization Benefits and Options

       9.   Death Benefits

       10. Description of the Contract; Purchase Payments, Purchase Payments and Value of the Contract; Contract Charges and Fees - Contingent Deferred Sales Charge.

       11.  Description of the Contract; Redemptions, Withdrawals and Surrender

       12.  Federal Tax Status

       13.  Not Applicable

       14.  Table of Contents of the Statement of Additional Information

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

MULTIOPTION ADVISOR
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.MINNESOTALIFE.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

ADVANTUS SERIES FUND, INC.
..BOND PORTFOLIO -- CLASS 2 SHARES
..INDEX 400 MID-CAP PORTFOLIO -- CLASS 2 SHARES
..INDEX 500 PORTFOLIO -- CLASS 2 SHARES
..INTERNATIONAL BOND PORTFOLIO -- CLASS 2 SHARES
..MONEY MARKET PORTFOLIO
..MORTGAGE SECURITIES PORTFOLIO -- CLASS 2 SHARES
..REAL ESTATE SECURITIES PORTFOLIO -- CLASS 2 SHARES


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
..INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

                                     [LOGO]
                                American Century
                                 Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..VP INCOME & GROWTH FUND -- CLASS II SHARES
..VP ULTRA(R) FUND -- CLASS II SHARES
..VP VALUE FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2 SHARES
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..HIGH INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES ..FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2 SHARES ..FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS 2 SHARES ..MUTUAL SHARES SECURITIES FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST
..GOLDMAN SACHS GOVERNMENT INCOME FUND -- SERVICE SHARES

[LOGO] i.b.botson.
       ETF allocation
           series.....

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
..IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] Invesco




AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

..INVESCO V.I. BASIC BALANCED FUND -- SERIES II SHARES
..INVESCO V.I. CAPITAL APPRECIATION FUND -- SERIES II SHARES
..INVESCO V.I. CORE EQUITY FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

..INVESCO VAN KAMPEN V.I. CAPITAL GROWTH FUND -- SERIES II SHARES** ..INVESCO VAN KAMPEN V.I. COMSTOCK FUND -- SERIES II SHARES**
..INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND -- SERIES II SHARES** ..INVESCO VAN KAMPEN V.I. MID CAP VALUE FUND -- SERIES II SHARES** **AVAILABLE ON OR ABOUT JUNE 1, 2010


[LOGO] IVY FUNDS
Variable Insurance Portfolios




IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

..IVY FUNDS VIP ASSET STRATEGY
..IVY FUNDS VIP BALANCED
..IVY FUNDS VIP CORE EQUITY
..IVY FUNDS VIP GLOBAL NATURAL RESOURCES
..IVY FUNDS VIP GROWTH

..IVY FUNDS VIP INTERNATIONAL CORE EQUITY

..IVY FUNDS VIP INTERNATIONAL GROWTH


..IVY FUNDS VIP MICRO CAP GROWTH
..IVY FUNDS VIP MID CAP GROWTH
..IVY FUNDS VIP SCIENCE AND TECHNOLOGY
..IVY FUNDS VIP SMALL CAP GROWTH
..IVY FUNDS VIP SMALL CAP VALUE
..IVY FUNDS VIP VALUE

[LOGO] JANUS

JANUS ASPEN SERIES
..BALANCED PORTFOLIO -- SERVICE SHARES
..FORTY PORTFOLIO -- SERVICE SHARES
..OVERSEAS PORTFOLIO -- SERVICE SHARES
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(R)/
       INVESTMENT MANAGEMENT




MFS (R) VARIABLE INSURANCE TRUST
..INVESTORS GROWTH STOCK SERIES -- SERVICE CLASS SHARES
..MID CAP GROWTH SERIES -- SERVICE CLASS SHARES
..NEW DISCOVERY SERIES -- SERVICE CLASS SHARES
..VALUE SERIES -- SERVICE CLASS SHARES


[LOGO]


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES


[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES



OPPENHEIMER VARIABLE ACCOUNT FUNDS
..CAPITAL APPRECIATION FUND/VA -- SERVICE SHARES
..HIGH INCOME FUND/VA -- SERVICE SHARES
..MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
PANORAMA SERIES FUND, INC.
..INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO] Pimco Your Global Investment Authority.

PIMCO VARIABLE INSURANCE TRUST

..PIMCO LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB SHARES
..PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[LOGO]VAN KAMPEN
      INVESTMENTS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.


..VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO -- CLASS II SHARES
VAN KAMPEN LIFE INVESTMENT TRUST
..CAPITAL GROWTH PORTFOLIO -- CLASS II SHARES
..COMSTOCK PORTFOLIO -- CLASS II SHARES
..GROWTH AND INCOME PORTFOLIO -- CLASS II SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
APRIL 30, 2010.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES....................  9
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 15
             DESCRIPTION OF THE CONTRACT...................... 21
               Right of Cancellation or "Free Look"........... 21
               1035 Exchanges or Replacements................. 21
               Purchase Payments.............................. 21
               Automatic Purchase Plan........................ 22
               Purchase Payment Allocation Options............ 22
               Focused Portfolio Strategies or Models......... 22
               CustomChoice Allocation Option................. 23
               Transfers...................................... 27
               Market Timing and Disruptive Trading........... 28
               Systematic Transfer Arrangements............... 29
                  Automatic Portfolio Rebalancing............. 29
                  Dollar Cost Averaging....................... 30
               Purchase Payments and Value of the Contract.... 30
                  Crediting Accumulation Units................ 30
                  Value of the Contract....................... 31
                  Accumulation Unit Value..................... 31
               Net Investment Factor for Each Valuation
                Period........................................ 31
               Redemptions, Withdrawals and Surrender......... 32
               Modification and Termination of the Contract... 32
               Assignment..................................... 33
               Deferment of Payment........................... 33
               Confirmation Statements and Reports............ 33
             CONTRACT CHARGES AND FEES........................ 34
               Deferred Sales Charge.......................... 34
               Nursing Home or Terminal Illness Waiver........ 35
               Unemployment Waiver............................ 36
               Mortality and Expense Risk Charge.............. 36
               Administrative Charge.......................... 36
               Annual Maintenance Fee......................... 37
               Optional Contract Rider Charges................ 37
               Premium Taxes.................................. 40
               Transfer Charges............................... 40
               Market Value Adjustment........................ 40
               Underlying Portfolio Charges................... 40
             ANNUITIZATION BENEFITS AND OPTIONS............... 40
               Annuity Payments............................... 40
               Electing the Retirement Date and Annuity
                Option........................................ 41
               Annuity Options................................ 41
               Calculation of Your First Annuity Payment...... 43
               Amount of Subsequent Variable Annuity
                Payments...................................... 43
               Value of the Annuity Unit...................... 43
               Transfers after you have Annuitized
                your Contract................................. 44
             DEATH BENEFITS................................... 44
               Before Annuity Payments Begin.................. 44
               Optional Death Benefits........................ 46
                  Highest Anniversary Value Death Benefit
                   Option..................................... 46
                  5% Death Benefit Increase Option............ 48


                  Premier Death Benefit Option................  50
                  Estate Enhancement Benefit (EEB)
                   Option.....................................  51
               Death Benefits After Annuity Payments
                Begin.........................................  52
             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  53
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  53
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  61
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  69
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................  77
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option.................................  79
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option.................................  84
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option.....  89
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option.......  95
             GENERAL INFORMATION.............................. 101
               The Company -- Minnesota Life Insurance
                Company....................................... 101
               The Separate Account -- Variable Annuity
                Account....................................... 102
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 102
               Compensation Paid for the Sale of Contracts.... 103
               Payments Made by Underlying Mutual
                Funds......................................... 105
               The General Account and the Guaranteed Term
                Account....................................... 106
             VOTING RIGHTS.................................... 108
             FEDERAL TAX STATUS............................... 109
             PERFORMANCE DATA................................. 116
             STATEMENT OF ADDITIONAL INFORMATION.............. 116
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT VALUE: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our other separate accounts.

GUARANTEE PERIOD: a period of one or more years, for which the current interest rate is guaranteed.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our On-line Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions to transfer among investment options or change your allocation percentage
                                               .  Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through
                                                  Friday from 7:30 a.m. to 4:30 p.m. Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  For purchase payments sent by regular mail:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628

                                               .  All other service requests, inquiries and overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098


    .  To receive a current copy of the MultiOption Advisor Variable Annuity
       Statement of Additional Information (SAI) without charge, call 1-800-
       362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        400 Robert Street North
        St. Paul, MN 55101-2098

                          Name ____________

                          Address _________

                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective August 1, 2010, we are suspending the availability of the Guaranteed Lifetime Withdrawal Benefit optional rider. To purchase this rider, your application, election forms, and any related transfer paperwork must be received by the home office no later than the close of the New York Stock Exchange on August 10, 2010.


Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".


GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.


ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)


EFFECTIVE AUGUST 1, 2010, THIS OPTION WILL NO LONGER BE AVAILABLE.


This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                CONTRACT YEARS SINCE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
BASE CONTRACT+PDB+EEB=GIPB                      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(Does not include the GMIB, GMWB, GLWB, either GLWB II option, Encore-Single or Encore-Joint because the changes that apply are not separate account charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum Possible Charge 1.50%
GMIB Charge/5/                                    Current Benefit Charge  0.95%
-------------------------------------------------------------------------------

          Encore Lifetime Income-Single  Maximum possible charge 1.75%
          (Encore-Single) Charge/6/      Current Benefit Charge  1.10%
          ------------------------------------------------------------
          Encore Lifetime Income-Joint   Maximum Possible Charge 2.00%
          (Encore-Joint) Charge/7/       Current Benefit Charge  1.30%
          ------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Single section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Joint section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GIPB, GMWB, GLWB, either of the GLWB II Riders or Encore-Single or Joint.


/6/ The current annual rider charge is equal to 1.10%of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract

 Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GMIB, GIPB, GMWB, GLWB, either GLWB II, or Encore-Joint.


/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, Estate Enhancement Benefit, GMIB, GIPB, GMWB, GLWB, either GLWB II, or Encore-Single.


The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.



                                                                               MINIMUM MAXIMUM
                                                                               ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1/
(expenses that are deducted from portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                   0.49%   1.97%/2/


/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.


/2/ The maximum Total Annual Portfolio Company Operating Expense shown above is before any fee waivers or expense reimbursements. The fee waiver and expense reimbursement through December 31, 2009 was 0.32%, resulting in a net annual portfolio company operating expense of 1.65% for Morgan Stanley UIF Emerging Markets Equity Portfolio. Please see The Universal Institutional Funds, Inc. (Morgan Stanley) prospectus for additional information.


State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may only elect one living benefit on the contract.

  . If you elect the 5% Death Benefit Increase or Premier Death Benefit, you may not elect the GMIB, GMWB, GLWB, GLWB II-Single, GLWB-Joint, Encore-Single or Encore-Joint.

  . If you elect the Estate Enhancement Benefit, you may not elect GMIB or Encore-Single or Encore-Joint.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The example is shown using both the least expensive portfolio (minimum fund expenses) and the most expensive portfolio (maximum fund expenses) before reimbursements, with the most expensive contract design over the time period:

  .  Base + HAV + Encore-Joint (B Class contracts)


  .  Base + HAV + GMIB (C and L Class contracts)


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                                                                    IF YOU ANNUITIZE AT THE END OF THE
                              IF YOU SURRENDERED YOUR CONTRACT AT   AVAILABLE TIME PERIOD OR YOU DO NOT
                              THE END OF THE APPLICABLE TIME PERIOD     SURRENDER YOUR CONTRACT
                              ------------------------------------- -----------------------------------
                              1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                              ------   -------   -------  --------  ------  -------  -------  --------
B CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + Encore-Joint   $1,166   $2,165    $3,201    $5,704    $466   $1,565   $2,701    $5,704
  MINIMUM FUND EXPENSES
  Base + HAV + Encore-Joint   $1,020   $1,734    $2,499    $4,409    $320   $1,134   $1,999    $4,409
C CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + GMIB           $  469   $1,426    $2,543    $5,468    $469   $1,426   $2,543    $5,468
  MINIMUM FUND EXPENSES
  Base + HAV + GMIB           $  322   $  993    $1,837    $4,164    $322   $  993   $1,837    $4,164
L CLASS
  MAXIMUM FUND EXPENSES
  Base + HAV + GMIB           $1,164   $2,012    $2,521    $5,428    $464   $1,412   $2,521    $5,428
  MINIMUM FUND EXPENSES
  Base + HAV + GMIB           $1,017   $1,578    $1,812    $4,116    $317   $  978   $1,812    $4,116


Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.




                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
ADVANTUS SERIES FUND, INC.
Bond Portfolio -- Class 2 Shares                   Advantus Capital Management, Inc.     Seeks as high a level of a long-term
                                                                                         total rate of return as is consistent
                                                                                         with prudent investment risk. The
                                                                                         Portfolio also seeks preservation of
                                                                                         capital as a secondary objective.
Index 400 Mid-Cap Portfolio -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results generally
                                                                                         corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's 400
                                                                                         MidCap Index (the S&P 400).
Index 500 Portfolio -- Class 2 Shares              Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
International Bond Portfolio -- Class 2 Shares     Advantus Capital Management, Inc.     Seeks to maximize current income,
                                                   SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
Money Market Portfolio+                            Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
Mortgage Securities Portfolio -- Class 2 Shares    Advantus Capital Management, Inc.     Seeks a high level of current income
                                                                                         consistent with prudent investment
                                                                                         risk.
Real Estate Securities Portfolio -- Class 2 Shares Advantus Capital Management, Inc.     Seeks above average income and
                                                                                         long-term growth of capital.
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. Basic Balanced Fund -- Series II      Invesco Advisers, Inc.                The fund's investment objective is
 Shares                                                                                  long-term growth of capital and
                                                                                         current income. The investment
                                                                                         objective of the fund may be changed
                                                                                         by the Board of Trustees (the Board)
                                                                                         without shareholder approval.

                                                           INVESTMENT                        INVESTMENT
                    FUND NAME                                ADVISER                          OBJECTIVE
                    ---------                               ----------                        ----------
Invesco V.I. Capital Appreciation Fund -- Series   Invesco Advisers, Inc.       The fund's investment objective is
 II Shares                                                                      growth of capital. The investment
                                                                                objective of the fund may be changed
                                                                                by the Board of Trustees (the Board)
                                                                                without shareholder approval.
Invesco V.I. Core Equity Fund -- Series II Shares  Invesco Advisers, Inc.       The fund's investment objective is
                                                                                growth of capital. The investment
                                                                                objective of the fund may be changed
                                                                                by the Board of Trustees (the Board)
                                                                                without shareholder approval.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.       The fund's investment objective is
 Shares                                                                         long-term growth of capital. The
                                                                                investment objective of the fund may
                                                                                be changed by the Board of Trustees
                                                                                (the Board) without shareholder
                                                                                approval.
Invesco Van Kampen V.I. Capital Growth Fund --     Invesco Advisers, Inc.       Seeks capital appreciation.
 Series II Shares (available on or about June 1,
 2010)
Invesco Van Kampen V.I. Comstock Fund -- Series    Invesco Advisers, Inc.       Seeks capital growth and income
 II Shares (available on or about June 1, 2010)                                 through investments in equity
                                                                                securities, including common stocks,
                                                                                preferred stocks and securities
                                                                                convertible into common and
                                                                                preferred stocks.
Invesco Van Kampen V.I. Growth and Income Fund --  Invesco Advisers, Inc.       Seeks long-term growth of capital
 Series II Shares (available on or about June 1,                                and income.
 2010)
Invesco Van Kampen V.I. Mid Cap Value Fund --      Invesco Advisers, Inc.       Seeks above-average total return
 Series II Shares (available on or about June 1,                                over a market cycle of three to five
 2010)                                                                          years by investing in common stocks
                                                                                and other equity securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.       The Portfolio's investment objective
                                                                                is long-term growth of capital.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment  The fund seeks capital growth by
                                                   Management, Inc.             investing in common stocks. Income
                                                                                is a secondary objective.
VP Ultra(R) Fund -- Class II Shares                American Century Investment  The fund seeks long-term capital
                                                   Management, Inc.             growth.
VP Value Fund -- Class II Shares                   American Century Investment  The fund seeks long-term capital
                                                   Management, Inc.             growth. Income is a secondary
                                                                                objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment  The fund pursues long-term total
                                                   Management, Inc.             return using a strategy that seeks to
                                                                                protect against U.S. inflation.

                                                                INVESTMENT                             INVESTMENT
                    FUND NAME                                     ADVISER                               OBJECTIVE
                    ---------                                    ----------                             ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio -- Service Class 2 Shares  Fidelity Management & Research         Seeks long-term capital appreciation.
                                                   Company
                                                   SUB-ADVISER: FMR Co. Inc., Fidelity
                                                   Management & Research (U.K.) Inc.,
                                                   Fidelity Research & Analysis
                                                   Company, Fidelity Investments
                                                   Japan Limited, Fidelity International
                                                   Investment Advisors, Fidelity
                                                   International Investment Advisors
                                                   (U.K.) Limited
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research         Seeks reasonable income. The fund
                                                   Company                                will also consider the potential for
                                                   SUB-ADVISER: FMR Co. Inc., Fidelity    capital appreciation. The fund's goal
                                                   Management & Research (U.K.) Inc.,     is to achieve a yield which exceeds
                                                   Fidelity Research & Analysis           the composite yield on the securities
                                                   Company, Fidelity Investments          comprising the Standard & Poor's
                                                   Japan Limited, Fidelity International  500(SM) Index (S&P 500(R)).
                                                   Investment Advisors, Fidelity
                                                   International Investment Advisors
                                                   (U.K.) Limited
High Income Portfolio -- Service Class 2 Shares    Fidelity Management & Research         Seeks a high level of current income,
                                                   Company                                while also considering growth of
                                                   SUB-ADVISER: FMR Co. Inc., Fidelity    capital.
                                                   Management & Research (U.K.) Inc.,
                                                   Fidelity Research & Analysis
                                                   Company, Fidelity Investments
                                                   Japan Limited, Fidelity International
                                                   Investment Advisors, Fidelity
                                                   International Investment Advisors
                                                   (U.K.) Limited
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research         Seeks long-term growth of capital.
                                                   Company
                                                   SUB-ADVISER: FMR Co. Inc., Fidelity
                                                   Management & Research (U.K.) Inc.,
                                                   Fidelity Research & Analysis
                                                   Company, Fidelity Investments
                                                   Japan Limited, Fidelity International
                                                   Investment Advisors, Fidelity
                                                   International Investment Advisors
                                                   (U.K.) Limited
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Large Cap Growth Securities               Franklin Advisers, Inc.                Seeks capital appreciation. The fund
 Fund -- Class 2 Shares                                                                   normally invests in both equity and
                                                                                          debt securities.
Franklin Small Cap Value Securities Fund -- Class  Franklin Advisory Services, LLC        Seeks long-term total return. The
 2 Shares                                                                                 fund normally invests at least 80%
                                                                                          of its net assets in investments of
                                                                                          small capitalization companies.
Franklin Small-Mid Cap Growth Securities           Franklin Advisers, Inc.                Seeks long-term capital growth. The
 Fund -- Class 2 Shares                                                                   fund normally invests at least 80%
                                                                                          of its net assets in investments of
                                                                                          small capitalization and mid
                                                                                          capitalization companies
Mutual Shares Securities Fund -- Class 2 Shares    Franklin Mutual Advisers, LLC          Seeks capital appreciation with
                                                                                          income as a secondary goal. The
                                                                                          fund normally invests primarily in
                                                                                          U.S. and foreign equity securities
                                                                                          that the manager believes are
                                                                                          undervalued. The fund also invests,
                                                                                          to a lesser extent, in risk arbitrage
                                                                                          securities and distressed companies.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                              OBJECTIVE
                    ---------                                   ----------                            ----------
Templeton Developing Markets Securities            Templeton Asset Management Ltd.      Seeks long-term capital appreciation.
 Fund -- Class 2 Shares
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
 (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,    capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,    capital appreciation and some
                                                   Inc.                                 current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,    current income and preservation of
                                                   Inc.                                 capital.
Ibbotson Growth ETF Asset Allocation               ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,    capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,                 Seeks to provide investors with
 Portfolio Class II Shares                         SUB-ADVISER: Ibbotson Associates,    current income and capital
                                                   Inc.                                 appreciation.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Government Income Fund -- Service    Goldman Sachs Asset Management,      Seeks a high level of current income,
 Shares                                            L.P.                                 consistent with safety of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment            Seeks high total return over the long
                                                   Management Company                   term.
Ivy Funds VIP Balanced                             Waddell & Reed Investment            Seeks, as a primary objective, to
                                                   Management Company                   provide current income to the extent
                                                                                        that, in the opinion of WRIMCO, the
                                                                                        Portfolio's investment manager,
                                                                                        market and economic conditions
                                                                                        permit. As a secondary objective, the
                                                                                        Portfolio seeks long-term
                                                                                        appreciation of capital.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment            Seeks capital growth and income.
                                                   Management Company
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment            Seeks to provide long-term growth.
                                                   Management Company                   Any income realized will be
                                                   SUB-ADVISER: Mackenzie Financial     incidental.
                                                   Corporation
Ivy Funds VIP Growth                               Waddell & Reed Investment            Seeks capital growth, with current
                                                   Management Company                   income as a secondary objective.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment            Seeks long-term capital growth.
                                                   Management Company
Ivy Funds VIP International Growth                 Waddell & Reed Investment            Seeks, as a primary objective, long-
                                                   Management Company                   term appreciation of capital. As a
                                                                                        secondary objective, the Portfolio
                                                                                        seeks current income.
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment            Seeks long-term capital appreciation.
                                                   Management Company
                                                   SUB-ADVISER: Wall Street Associates
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment            Seeks to provide growth of your
                                                   Management Company                   investment.
Ivy Funds VIP Science and Technology               Waddell & Reed Investment            Seeks long-term capital growth.
                                                   Management Company

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                              OBJECTIVE
                    ---------                                  ----------                            ----------
Ivy Funds VIP Small Cap Growth                     Waddell & Reed Investment           Seeks growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment           Seeks long-term accumulation of
                                                   Management Company                  capital.
Ivy Funds VIP Value                                Waddell & Reed Investment           Seeks long-term capital appreciation.
                                                   Management Company
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC        The Portfolio pursues its investment
                                                                                       objective by normally investing 35-
                                                                                       65% of its assets in equity securities
                                                                                       and the remaining investments in
                                                                                       fixed-income securities and cash
                                                                                       equivalents.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC        Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC        Seeks capital appreciation.
                                                   SUB-ADVISER: Perkins Investment
                                                   Management LLC
MFS(R) VARIABLE INSURANCE TRUST
Investors Growth Stock Series -- Service Class     Massachusetts Financial Services    The fund's investment objective is to
 Shares                                            Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
Mid Cap Growth Series -- Service Class Shares      Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
New Discovery Series -- Service Class Shares       Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
Value Series -- Service Class Shares               Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management Inc.    Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       SUB-ADVISER: Neuberger Berman, LLC  investing primarily in securities of companies that meet the Fund's
                                                                                       financial criteria and social policy.
                                                                                       To pursue this goal, the Fund invests
                                                                                       mainly in common stocks of mid- to
                                                                                       large- capitalization companies. The
                                                                                       Fund seeks to reduce risk by
                                                                                       investing across many different
                                                                                       industries.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA -- Service Shares     OppenheimerFunds, Inc.              Seeks capital appreciation by
                                                                                       investing in securities of well-
                                                                                       known established companies.
High Income Fund/VA -- Service Shares              OppenheimerFunds, Inc.              Seeks a high level of current income
                                                                                       by investing in high-yield lower-
                                                                                       rated fixed- income securities.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
Main Street Small Cap Fund(R)/VA -- Service Shares OppenheimerFunds, Inc.                Seeks capital appreciation. Invests
                                                                                         mainly in common stocks of "small-
                                                                                         cap" companies.
PANORAMA SERIES FUND, INC.
International Growth Fund/VA -- Service Shares     OppenheimerFunds, Inc.                Seeks long-term growth of capital by
                                                                                         investing under normal
                                                                                         circumstances, at least 90% of its
                                                                                         total assets in equity securities of
                                                                                         companies wherever located, the
                                                                                         primary stock market of which is
                                                                                         outside the United States.
PIMCO VARIABLE INSURANCE TRUST
PIMCO Low Duration Portfolio -- Advisor Class      Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PIMCO Total Return Portfolio -- Advisor Class      Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,         Seeks capital growth and current
                                                   LLC                                   income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,         Seeks capital growth and current
 Shares                                            LLC                                   income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,         Seeks capital appreciation.
 Shares                                            LLC
Putnam VT New Opportunities Fund -- Class IB       Putnam Investment Management,         Seeks long-term capital appreciation.
 Shares                                            LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,         Seeks capital appreciation.
                                                   LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.
Van Kampen UIF U.S. Mid Cap Value                  Morgan Stanley Investment             Seeks above-average total return
 Portfolio -- Class II Shares                      Management Inc., which does           over a market cycle of three to five
                                                   business in certain instances as Van  years by investing in common stocks
                                                   Kampen                                and other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio -- Class II Shares        Van Kampen Asset Management           Seeks capital appreciation.
Comstock Portfolio -- Class II Shares              Van Kampen Asset Management           Seeks capital growth and income
                                                                                         through investments in equity
                                                                                         securities, including common stocks,
                                                                                         preferred stocks and securities
                                                                                         convertible into common and
                                                                                         preferred stocks.
Growth and Income Portfolio -- Class II Shares     Van Kampen Asset Management           Seeks long-term growth of capital
                                                                                         and income.

* Although the Money Market Portfolio seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Money Market Portfolio may become extremely low and possibly negative.


DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class. Currently we are waiving this limitation up to an aggregate amount of $500,000.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and

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you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Only certain model portfolios may be used with the living benefits riders. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase the GMIB or either Encore rider with a B Class contract. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers

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between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C and D, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 70% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group A

    Group B -- a MINIMUM of 30% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group B

    Group C -- a MAXIMUM of 25% of your contract value, but no more than 15% of contract value may be allocated to any single fund in Group C

    Group D -- a MAXIMUM of 10% of your contract value, but no more than 5% of contract value may be allocated to any single fund in Group D

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 30% of your contract value to Group B. You are not required to allocate anything to Groups C or D.

The underlying funds in each Group are:

GROUP A (30% - 70%, NO MORE THAN 30% IN ANY SINGLE FUND)

        ADVANTUS SERIES FUND, INC.
            Bond Portfolio -- Class 2 Shares
            Money Market Portfolio
            Mortgage Securities Portfolio -- Class 2 Shares

        AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
            VP Inflation Protection Fund -- Class II Shares

        GOLDMAN SACHS VARIABLE INSURANCE TRUST
            Goldman Sachs Government Income Fund -- Service Shares

        PIMCO VARIABLE INSURANCE TRUST
            PIMCO Low Duration Portfolio -- Advisor Class Shares
            PIMCO Total Return Portfolio -- Advisor Class Shares

        GROUP B (AT LEAST 30%, NO MORE THAN 30% IN ANY SINGLE FUND)

        ADVANTUS SERIES FUND, INC.
            Index 500 Portfolio -- Class 2 Shares

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
    Invesco V.I. Basic Balanced Fund -- Series II Shares
    Invesco V.I. Capital Appreciation Fund -- Series II Shares
    Invesco V.I. Core Equity Fund -- Series II Shares

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Fund -- Class II Shares
    VP Ultra(R) Fund -- Class II Shares
    VP Value Fund -- Class II Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
    Contrafund(R) Portfolio -- Service Class 2 Shares
    Equity-Income Portfolio -- Service Class 2 Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Franklin Large Cap Growth Securities Fund -- Class 2 Shares
    Mutual Shares Securities Fund -- Class 2 Shares

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
    Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares
    Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares
    Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares
    Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares
    Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
    Ivy Funds VIP Asset Strategy
    Ivy Funds VIP Balanced
    Ivy Funds VIP Core Equity
    Ivy Funds VIP Growth
    Ivy Funds VIP Value

JANUS ASPEN SERIES
    Balanced Portfolio -- Service Shares
    Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST
    Investors Growth Stock Series -- Service Class Shares
    Value Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Capital Appreciation Fund/VA -- Service Shares

PUTNAM VARIABLE TRUST
    Putman VT Equity Income Fund -- Class IB Shares
    Putman VT Growth and Income Fund -- Class IB Shares
    Putman VT New Opportunities Fund -- Class IB Shares
    Putman VT Voyager Fund -- Class IB Shares

VAN KAMPEN LIFE INVESTMENT TRUST
    Capital Growth Portfolio -- Class II Shares
    Comstock Portfolio -- Class II Shares
    Growth and Income Portfolio -- Class II Shares
GROUP C (UP TO 25%, NO MORE THAN 15% IN ANY SINGLE FUND)

ADVANTUS SERIES FUND, INC.
    Index 400 Mid-Cap Portfolio -- Class 2 Shares
    International Bond Portfolio -- Class 2 Shares


 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
     Invesco V.I. Small Cap Equity Fund -- Series II Shares

 ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
     International Value Portfolio -- Class B Shares

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
     Mid Cap Portfolio -- Service Class 2 Shares

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Franklin Small Cap Value Securities Fund -- Class 2 Shares
     Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
     Ivy Funds VIP International Core Equity
     Ivy Funds VIP International Growth
     Ivy Funds VIP Micro Cap Growth
     Ivy Funds VIP Mid Cap Growth
     Ivy Funds VIP Small Cap Growth
     Ivy Funds VIP Small Cap Value

 JANUS ASPEN SERIES
     Overseas Portfolio -- Service Shares
     Perkins Mid Cap Value Portfolio -- Service Shares

 MFS(R) VARIABLE INSURANCE TRUST
     Mid Cap Growth Series -- Service Class Shares

 OPPENHEIMER VARIABLE ACCOUNT FUNDS
     Main Street Small Cap Fund(R)/VA -- Service Shares

 PANORAMA SERIES FUND, INC.
     International Growth Fund/VA -- Service Shares

 PUTNAM VARIABLE TRUST
     Putnam VT International Equity Fund -- Class IB Shares

 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Van Kampen UIF U.S. Mid Cap Value Portfolio -- Class II Shares

 GROUP D (UP TO 10%, NO MORE THAN 5% IN ANY SINGLE FUND)

 ADVANTUS SERIES FUND, INC.
     Real Estate Securities Portfolio -- Class 2 Shares

 FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
     High Income Portfolio -- Service Class 2 Shares

 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     Templeton Developing Markets Securities Fund -- Class 2 Shares

 IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
     Ivy Funds VIP Global Natural Resources
     Ivy Funds VIP Science and Technology

 MFS(R) VARIABLE INSURANCE TRUST
     New Discovery Series -- Service Class Shares

 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    High Income Fund/VA -- Service Shares

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares


REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term

Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

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  .  whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

    Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

    Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

    If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market

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portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you must submit to Annuity Services, a fully completed and signed Minnesota Life surrender or withdrawal form. The form(s) may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

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

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:

             CONTRACT YEARS SINCE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

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

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in the contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II -- Single or Guaranteed Lifetime Withdrawal Benefit II -- Joint.

  . Withdrawals in a contract year, if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II -- Single or Joint, or Encore Lifetime Income -- Single or Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in- patient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the

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

accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% DEATH BENEFIT INCREASE (5% DBI) OPTION -- CHARGE

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE- SINGLE) OPTION -- CHARGE


  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


ENCORE LIFETIME INCOME-JOINT (ENCORE- JOINT) OPTION -- CHARGE


  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.


GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

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

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. You may also wish to consult with your tax advisor in the event you choose a partial annuitization as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .  the 85th birthday of the annuitant, or

  .  ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, GLWB II (Single or Joint) or Encore Lifetime Income (Single or Joint) rider and it is still in effect when you reach the maximum maturity date, we will offer an additional annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contract issued under qualified plans this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, GLWB II (Single or Joint) or Encore Lifetime Income (Single or Joint), the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000


                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of

$23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective August 1, 2010, we are suspending the availability of the Guaranteed Lifetime Withdrawal Benefit optional rider. To purchase this rider, your application, election forms, and any related transfer paperwork must be received by the home office no later than the close of the New York Stock Exchange on August 10, 2010.

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER

    THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU
     RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. CURRENTLY THIS RESTRICTION IS BEING WAIVED. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . You may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent. Currently this restriction is being waived.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

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  .  Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

(A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

(B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, and Ibbotson Balanced ETF Asset Allocation Portfolio. Each of the Ibbotson ETF Asset Allocation Portfolios is a "Fund of Funds". Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

(C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

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

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.


Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:


  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.


  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.


  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent. Currently this restriction is being waived.


  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE


The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.


CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE


The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.


BENEFIT BASE RESET


On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT


On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.


CALCULATING THE GAI


The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:


   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and


       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.


THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%


See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.


GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS


This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of

$25,000, without our prior consent. Currently this restriction is being waived. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.


WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.


  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.


  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:


    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and


    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.


Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:


The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.


Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.


CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, and Ibbotson Balanced ETF. Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.


AUTOMATIC PAYMENT PHASE


If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.


At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE


If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.


If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT


If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:


   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or


   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

CONVERSION

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Single rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Single rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Single rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the seven-year termination prohibition on the GMWB rider at any time.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO ENCORE-SINGLE:

  . Because the Encore-Single benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Single will be lower than the GWB in the GMWB.

  . Your GAI under Encore-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Single than under the GMWB rider.

  . If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single.

  . If you are looking for lifetime income for two lives or joint owners, annuitization or Encore-Joint may be more appropriate for you than either GMWB or Encore-Single.

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ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.


Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:


  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.


  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.


  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.


  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE


The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.


CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE


The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.


BENEFIT BASE RESET


On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.


You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the

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


reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.


BENEFIT BASE ENHANCEMENT


On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.


CALCULATING THE GAI


The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:


   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and


       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.


THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%


See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.


ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS


This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the

Encore-Joint effective date to $25,000, without our prior consent. Currently this restriction is being waived. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.


WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.


  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.


  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:


   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and


   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any

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

contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.


Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:


    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.


Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE:   Conservative
Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS INCLUDE: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, and Ibbotson Balanced ETF. Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The Focused Portfolio Strategies, ETF Asset Allocation Portfolios and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.


AUTOMATIC PAYMENT PHASE


If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the


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


withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.


At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT


If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.


If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT


If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:


   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or


   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

CONVERSION

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Joint rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Joint rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Joint rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the 7-year termination prohibition on the GMWB rider at any time.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO ENCORE-JOINT:

  . Because the Encore-Joint benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Joint will be lower than the GWB in the GMWB.

  . Your GAI under Encore-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Joint than under the GMWB rider.

  . If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single or Encore-Joint.


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

  . If you are looking for lifetime income for one life, annuitization or Encore-Single may be more appropriate for you than Encore-Joint.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

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REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of

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the new GWB determined at the time the subsequent purchase payment is applied.
After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

                                                                        PAGE 81

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Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

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Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation
Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

                                                                        PAGE 83

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GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will

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remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

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   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

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In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the

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beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

CONVERSION

If you have previously elected the GMWB option for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB option if you elect the GLWB option at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB option will be terminated. The GLWB option will then be effective as of the contract anniversary date based on the contract values on that date. The GWB value, as it existed under your GMWB even if greater than the contract value on the contract anniversary date, will be eliminated and the GWB value under the GLWB option will be the contract value on the contract anniversary date.

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YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR
GMWB TO A GLWB:

  . Because the GLWB will be established based on contract value at the date of conversion, if your contract value has declined since you purchased the GMWB option, the GWB in the GLWB will be lower.

  . Your GAI under the GLWB will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under the GLWB than under the GMWB option.

  . If you are concerned about outliving the GWB under the GMWB option you may wish to consider the GLWB option.

  . If you are looking for lifetime income for two lives or joint owners, annuitization may be more appropriate for you than either GMWB or GLWB.

We reserve the right to eliminate this waiver of the 7 year requirement for termination on the GMWB option at any time.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub- account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

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  .  After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your

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    contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

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WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING

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TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE
AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

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EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

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At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

                                                                        PAGE 95

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  .  Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

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WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner

                                                                        PAGE 97

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will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to

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your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II- Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of the permitted Ibbotson ETF Asset Allocation Portfolios: Balanced ETF Asset Allocation Portfolio; Income and Growth ETF Asset Allocation Portfolio or Conservative ETF Asset Allocation Portfolio.

The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options.

The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one ETF Asset Allocation Portfolio, rebalancing is optional and must be elected by you.

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Each Focused Portfolio Strategy or Model, and each ETF Asset Allocation
Portfolio is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

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AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly- owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

                                                                       PAGE 101

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THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life

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insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker- dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 6.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

                                                                       PAGE 103

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ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        ADDITIONAL PAYMENT TYPE     DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to registered representatives
       Visibility                   and/or broker dealers such as
                                    one-on-one wholesaler visits or
                                    attendance at national/regional sales
                                    meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or
                                    regional conferences; articles in
                                    broker-dealer or similar publications
                                    promoting our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 7.50% of purchase payments (i.e., base commission plus additional payments). A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 7.50% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract

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with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

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THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which

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does not extend beyond the maturity date previously elected in the contract.
The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

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The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

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During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). This annuity contract will no longer be issued to Section 403(b) plans effective
May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. It is also important to consider that current federal law does not recognize same-sex marriages, civil unions or domestic partnerships which may be recognized under the laws of certain states. This means that the tax treatment available to opposite-sex spouses may not be available to same-sex partners. You should consult your tax advisor about these issues if you are in a same sex marriage, civil union or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as

                                                                       PAGE 109

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automatic reinvestments, must report such income as taxable on an annual basis.
In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends, received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

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DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Series Fund is an affiliate of ours, we do not control the Advantus Series Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Series Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to

                                                                       PAGE 111

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the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, GLWB II (Single or Joint) and Encore (Single or Joint) options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect one of these options a contract owner or beneficiary may be allowed to take withdrawals under the option even if the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

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The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

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POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax- qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in

Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here.

Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

RULE 12H-7 REPRESENTATION:


Minnesota Life, as depositor of the Variable Annuity Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS


The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.



1.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.98       $1.12      51,815,071
                  2008.     $1.15       $0.98      47,883,998
                  2007.     $1.14       $1.15      48,118,946
                  2006.     $1.10       $1.14      33,514,194
                  2005.     $1.09       $1.10      20,858,509
                  2004.     $1.05       $1.09      11,919,467
                  2003.     $1.00(a)    $1.05       4,050,332
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $1.18       $1.59      12,327,943
                  2008.     $1.89       $1.18      12,218,692
                  2007.     $1.78       $1.89       9,622,873
                  2006.     $1.64       $1.78       6,746,260
                  2005.     $1.48       $1.64       4,210,369
                  2004.     $1.29       $1.48       2,242,988
                  2003.     $1.00(a)    $1.29         507,973
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.99       $1.23       3,488,975
                  2008.     $1.60       $0.99       3,550,566
                  2007.     $1.54       $1.60       3,688,436
                  2006.     $1.35       $1.54       3,836,976
                  2005.     $1.31       $1.35       3,569,303
                  2004.     $1.20       $1.31       3,501,409
                  2003.     $1.00(a)    $1.20       1,402,754
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.06       $1.24      10,169,360
                  2008.     $1.03       $1.06       9,275,061
                  2007.     $0.96       $1.03       8,529,734
                  2006.     $0.93       $0.96       3,663,256
                  2005.     $1.00(o)    $0.93         455,676
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.08       $1.07      14,591,653
                  2008.     $1.07       $1.08      15,526,476
                  2007.     $1.03       $1.07      12,798,638
                  2006.     $1.00       $1.03       9,540,026
                  2005.     $0.99       $1.00       7,343,757
                  2004.     $0.99       $0.99       3,159,203
                  2003.     $1.00(a)    $0.99       3,383,922
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.     $0.99       $1.06      12,767,716
                  2008.     $1.15       $0.99      13,556,541
                  2007.     $1.13       $1.15      16,487,429
                  2006.     $1.08       $1.13      12,562,773
                  2005.     $1.07       $1.08      10,568,444
                  2004.     $1.03       $1.07       7,409,963
                  2003.     $1.00(a)    $1.03       2,612,510





                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.41        $1.74        8,514,923
                  2008...     $2.24        $1.41        8,005,637
                  2007...     $2.70        $2.24        7,089,461
                  2006...     $2.09        $2.70        6,050,238
                  2005...     $1.90        $2.09        4,803,277
                  2004...     $1.42        $1.90        3,456,938
                  2003...     $1.00(a)     $1.42          950,460
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.43        $0.56          168,482
                  2008...     $0.92        $0.43          152,944
                  2007...     $1.00        $0.92           28,309
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.02        $1.19          613,414
                  2008...     $1.58        $1.02          672,130
                  2007...     $1.61        $1.58          809,084
                  2006...     $1.39        $1.61          772,992
                  2005...     $1.35        $1.39          758,395
                  2004...     $1.21        $1.35          818,506
                  2003...     $1.00(a)     $1.21          261,738
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.86        $1.14       12,351,540
                  2008...     $1.49        $0.86       14,105,922
                  2007...     $1.24        $1.49       15,942,258
                  2006...     $1.30        $1.24       17,469,933
                  2005...     $1.29        $1.30       12,801,249
                  2004...     $1.18        $1.29        8,060,562
                  2003...     $1.00(a)     $1.18        2,352,141
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $1.15        $1.35       10,108,573
                  2008...     $1.58        $1.15        9,813,911
                  2007...     $1.69        $1.58       11,396,807
                  2006...     $1.45        $1.69        8,782,744
                  2005...     $1.40        $1.45        3,816,015
                  2004...     $1.24        $1.40        1,080,553
                  2003...     $1.00(a)     $1.24          312,590
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.02        $1.11        3,629,167
                  2008...     $1.05        $1.02        1,124,994
                  2007...     $1.00(s)     $1.05          154,073
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $1.19        $1.59        7,642,008
                  2008...     $2.09        $1.19        8,629,973
                  2007...     $1.81        $2.09        9,343,176
                  2006...     $1.64        $1.81        7,688,216
                  2005...     $1.42        $1.64        5,312,338
                  2004...     $1.25        $1.42        3,078,053
                  2003...     $1.00(a)     $1.25        1,141,186

1.20% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------   ---------------
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.95         $1.21        27,284,312
                  2008...     $1.67         $0.95        29,577,985
                  2007...     $1.67         $1.67        26,600,191
                  2006...     $1.41         $1.67        22,919,185
                  2005...     $1.35         $1.41        17,786,919
                  2004...     $1.23         $1.35        12,175,897
                  2003...     $1.00(a)      $1.23         3,848,018
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.73         $1.03         4,128,120
                  2008...     $0.98         $0.73         1,397,587
                  2007...     $1.00(s)      $0.98            57,424
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.48         $2.04         4,223,520
                  2008...     $2.47         $1.48         4,675,831
                  2007...     $2.17         $2.47         5,434,177
                  2006...     $1.95         $2.17         4,567,617
                  2005...     $1.68         $1.95         3,708,571
                  2004...     $1.36         $1.68         2,423,114
                  2003...     $1.00(a)      $1.36         1,038,040
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.94         $1.21           483,216
                  2008...     $1.46         $0.94           564,094
                  2007...     $1.39         $1.46           744,188
                  2006...     $1.27         $1.39           832,026
                  2005...     $1.27         $1.27           836,888
                  2004...     $1.19         $1.27           625,835
                  2003...     $1.00(a)      $1.19           195,555
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.60         $0.77         2,902,356
                  2008...     $0.91         $0.60         1,603,585
                  2007...     $1.00(s)      $0.91            52,133
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
                  2009...     $0.98         $1.40         1,173,548
                  2008...     $1.73         $0.98         1,305,943
                  2007...     $1.58         $1.73         1,388,660
                  2006...     $1.47         $1.58         1,257,807
                  2005...     $1.42         $1.47         1,128,904
                  2004...     $1.29         $1.42         1,095,875
                  2003...     $1.00(a)      $1.29           416,055
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $1.10         $1.37         2,644,102
                  2008...     $1.77         $1.10         2,871,702
                  2007...     $1.73         $1.77         2,995,238
                  2006...     $1.48         $1.73         1,975,878
                  2005...     $1.35         $1.48         1,063,302
                  2004...     $1.21         $1.35           733,543
                  2003...     $1.00(a)      $1.21           287,026
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...     $1.71         $2.92         2,656,049
                  2008...     $3.66         $1.71         3,225,871
                  2007...     $2.88         $3.66         3,143,808
                  2006...     $2.27         $2.88         3,106,321
                  2005...     $1.81         $2.27         1,929,404
                  2004...     $1.47         $1.81           967,328
                  2003...     $1.00(a)      $1.47           299,235
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.59         $0.73           369,474
                  2008...     $0.94         $0.59           267,131
                  2007...     $1.00(s)      $0.94            72,541




                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------  ---------------
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.73         $0.86        20,164,928
                  2008...     $0.97         $0.73         7,044,293
                  2007...     $1.00(s)      $0.97           948,553
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.94         $1.00         1,738,691
                  2008...     $1.01         $0.94           848,083
                  2007...     $1.00(s)      $1.01            82,427
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.64         $0.79        14,354,216
                  2008...     $0.95         $0.64         8,868,669
                  2007...     $1.00(s)      $0.95           588,114
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.83         $0.92         5,751,517
                  2008...     $0.99         $0.83           882,749
                  2007...     $1.00(s)      $0.99           159,543
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009...     $0.82         $1.09           388,062
                  2008...     $1.36         $0.82           488,993
                  2007...     $1.35         $1.36           548,771
                  2006...     $1.24         $1.35           574,036
                  2005...     $1.19         $1.24           553,543
                  2004...     $1.12         $1.19           588,181
                  2003...     $1.00(a)      $1.12           260,103
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009...     $0.95         $1.14         2,187,691
                  2008...     $1.68         $0.95         2,257,944
                  2007...     $1.52         $1.68         2,350,542
                  2006...     $1.41         $1.52         1,623,587
                  2005...     $1.36         $1.41           243,875
                  2004...     $1.23         $1.36           248,112
                  2003...     $1.00(a)      $1.23           138,031
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009...     $1.06         $1.34           147,857
                  2008...     $1.54         $1.06           142,052
                  2007...     $1.45         $1.54           111,928
                  2006...     $1.27         $1.45            96,828
                  2005...     $1.22         $1.27           105,613
                  2004...     $1.17         $1.22            87,864
                  2003...     $1.00(a)      $1.17            37,859
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009...     $0.63         $0.75         4,009,969
                  2008...     $0.92         $0.63         2,017,863
                  2007...     $1.00         $0.92             7,920
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009...     $1.80         $2.23         7,522,615
                  2008...     $2.46         $1.80         6,750,393
                  2007...     $1.73         $2.46         6,276,027
                  2006...     $1.45         $1.73         4,486,389
                  2005...     $1.18         $1.45         1,589,016
                  2004...     $1.06         $1.18           431,560
                  2003...     $1.00(b)      $1.06            89,344
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009...     $1.14         $1.28         1,342,970
                  2008...     $1.47         $1.14         1,414,020
                  2007...     $1.31         $1.47         1,371,834
                  2006...     $1.19         $1.31         1,433,432
                  2005...     $1.15         $1.19         1,288,429
                  2004...     $1.06         $1.15         1,242,649
                  2003...     $1.00(c)      $1.06           182,287

1.20% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009...     $1.06         $1.30          476,120
                  2008...     $1.65         $1.06          330,945
                  2007...     $1.46         $1.65          275,157
                  2006...     $1.27         $1.46          252,261
                  2005...     $1.18         $1.27          150,752
                  2004...     $1.09         $1.18           87,243
                  2003...     $1.00(d)      $1.09           46,268
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
                  2009...     $0.84         $1.44        2,416,111
                  2008...     $2.20         $0.84        2,110,306
                  2007...     $1.55         $2.20        2,073,223
                  2006...     $1.25         $1.55        1,333,276
                  2005...     $1.00(o)      $1.25          525,794
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.97         $1.22       18,316,890
                  2008...     $1.54         $0.97       16,830,092
                  2007...     $1.24         $1.54       13,613,389
                  2006...     $1.19         $1.24       10,186,222
                  2005...     $1.09         $1.19        2,926,186
                  2004...     $1.06         $1.09          408,391
                  2003...     $1.00(e)      $1.06           52,097
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009...     $1.46         $1.98       16,969,418
                  2008...     $2.56         $1.46       17,668,990
                  2007...     $2.36         $2.56       15,189,892
                  2006...     $1.84         $2.36       13,200,487
                  2005...     $1.68         $1.84        9,171,847
                  2004...     $1.38         $1.68        5,193,099
                  2003...     $1.00(f)      $1.38        1,620,424
                IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
                  2009...     $1.20         $1.50          730,306
                  2008...     $2.09         $1.20          883,764
                  2007...     $1.75         $2.09          920,302
                  2006...     $1.46         $1.75          921,933
                  2005...     $1.27         $1.46          679,819
                  2004...     $1.13         $1.27          463,586
                  2003...     $1.00(b)      $1.13          209,044
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $1.17         $1.63          337,041
                  2008...     $2.27         $1.17          379,332
                  2007...     $2.16         $2.27          361,770
                  2006...     $1.95         $2.16          426,209
                  2005...     $1.63         $1.95          406,914
                  2004...     $1.50         $1.63          447,856
                  2003...     $1.00(g)      $1.50          250,685
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.90         $1.31          178,342
                  2008...     $1.44         $0.90           69,522
                  2007...     $1.29         $1.44           66,127
                  2006...     $1.20         $1.29           51,449
                  2005...     $1.00(o)      $1.20           14,252
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009...     $1.25         $1.78          994,130
                  2008...     $1.92         $1.25          952,995
                  2007...     $1.56         $1.92        1,171,711
                  2006...     $1.46         $1.56          611,958
                  2005...     $1.26         $1.46          608,978
                  2004...     $1.10         $1.26          329,343
                  2003...     $1.00(b)      $1.10           50,270




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009.       $0.95       $1.26       2,735,285
                  2008.       $1.58       $0.95       3,027,675
                  2007.       $1.41       $1.58       2,720,733
                  2006.       $1.36       $1.41       2,225,731
                  2005.       $1.22       $1.36       1,282,022
                  2004.       $1.08       $1.22         734,842
                  2003.       $1.00(b)    $1.08         247,050
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $1.32       $1.68       6,027,360
                  2008.       $1.80       $1.32       6,840,939
                  2007.       $1.90       $1.80       7,110,184
                  2006.       $1.65       $1.90       5,599,389
                  2005.       $1.60       $1.65       4,239,998
                  2004.       $1.41       $1.60       2,432,793
                  2003.       $1.00(i)    $1.41         529,377
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.98       $1.22         449,171
                  2008.       $1.49       $0.98         443,890
                  2007.       $1.48       $1.49         449,815
                  2006.       $1.29       $1.48         450,596
                  2005.       $1.25       $1.29         471,374
                  2004.       $1.10       $1.25         376,198
                  2003.       $1.00(j)    $1.10          69,674
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.24       $1.54       3,509,989
                  2008.       $1.50       $1.24       4,304,773
                  2007.       $1.38       $1.50       4,258,890
                  2006.       $1.26       $1.38       3,321,846
                  2005.       $1.19       $1.26       1,770,552
                  2004.       $1.11       $1.19       1,000,508
                  2003.       $1.00(a)    $1.11         320,021
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.18       $1.70       2,744,939
                  2008.       $2.15       $1.18       2,546,305
                  2007.       $1.59       $2.15       2,173,935
                  2006.       $1.47       $1.59       1,649,793
                  2005.       $1.33       $1.47         969,860
                  2004.       $1.14       $1.33         490,845
                  2003.       $1.00(a)    $1.14          75,843
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.73       $3.06       8,686,829
                  2008.       $3.67       $1.73       9,785,997
                  2007.       $2.90       $3.67       6,989,389
                  2006.       $2.00       $2.90       5,118,011
                  2005.       $1.53       $2.00       2,425,839
                  2004.       $1.31       $1.53       1,357,080
                  2003.       $1.00(a)    $1.31         211,619
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.89       2,030,405
                  2008...     $0.95       $0.67       1,127,248
                  2007...     $1.00(s)    $0.95           8,020
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.92       $1.27       7,475,220
                  2008...     $1.48       $0.92       6,155,841
                  2007...     $1.35       $1.48       2,663,281
                  2006...     $1.28       $1.35         249,928
                  2005...     $1.24       $1.28         215,962
                  2004...     $1.15       $1.24         213,414
                  2003...     $1.00(a)    $1.15         229,166

1.20% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.77        $1.08          125,388
                  2008...     $1.62        $0.77          110,458
                  2007...     $1.49        $1.62          135,748
                  2006...     $1.48        $1.49          249,154
                  2005...     $1.45        $1.48          271,698
                  2004...     $1.29        $1.45          336,594
                  2003...     $1.00(a)     $1.29          105,746
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.94        $1.52        1,467,352
                  2008...     $1.58        $0.94        1,717,399
                  2007...     $1.56        $1.58        2,042,933
                  2006...     $1.40        $1.56        2,253,749
                  2005...     $1.35        $1.40        2,360,130
                  2004...     $1.29        $1.35        2,214,794
                  2003...     $1.00(a)     $1.29          780,498
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.20        $1.45       15,204,223
                  2008...     $1.80        $1.20       11,111,684
                  2007...     $1.70        $1.80        4,671,717
                  2006...     $1.43        $1.70          737,678
                  2005...     $1.35        $1.43          517,851
                  2004...     $1.19        $1.35          429,318
                  2003...     $1.00(a)     $1.19          146,463
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2009...     $0.58        $0.75           39,359
                  2008...     $0.96        $0.58           44,168
                  2007...     $1.00(s)     $0.96           12,411
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009...     $0.86        $1.23          620,350
                  2008...     $1.60        $0.86          654,508
                  2007...     $1.42        $1.60          744,775
                  2006...     $1.34        $1.42          828,465
                  2005...     $1.29        $1.34          742,315
                  2004...     $1.23        $1.29          673,525
                  2003...     $1.00(a)     $1.23          289,222
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009...     $0.29        $0.36       24,369,540
                  2008...     $1.38        $0.29       19,028,320
                  2007...     $1.40        $1.38       11,888,614
                  2006...     $1.30        $1.40        8,662,620
                  2005...     $1.29        $1.30        5,728,386
                  2004...     $1.20        $1.29        3,216,830
                  2003...     $1.00(a)     $1.20          998,460
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009...     $0.56        $0.75          115,721
                  2008...     $0.91        $0.56           68,773
                  2007...     $1.00(s)     $0.91           10,657
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009...     $1.48        $2.03          597,372
                  2008...     $2.63        $1.48          623,003
                  2007...     $2.36        $2.63          667,258
                  2006...     $1.85        $2.36          713,143
                  2005...     $1.63        $1.85          643,404
                  2004...     $1.40        $1.63          673,232
                  2003...     $1.00(a)     $1.40          223,759




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009.     $0.87       $1.11         258,445
                  2008.     $1.59       $0.87         281,879
                  2007.     $1.69       $1.59         511,524
                  2006.     $1.48       $1.69         361,239
                  2005.     $1.41       $1.48         290,135
                  2004.     $1.24       $1.41         244,416
                  2003.     $1.00(a)    $1.24          93,432
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.88       $1.13         495,850
                  2008.     $1.45       $0.88         829,124
                  2007.     $1.56       $1.45         856,683
                  2006.     $1.37       $1.56         787,841
                  2005.     $1.31       $1.37         610,385
                  2004.     $1.20       $1.31         440,423
                  2003.     $1.00(a)    $1.20         184,694
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $1.18       $1.46       1,132,584
                  2008.     $2.14       $1.18       1,295,862
                  2007.     $2.00       $2.14       1,479,790
                  2006.     $1.58       $2.00       1,617,912
                  2005.     $1.43       $1.58       1,928,701
                  2004.     $1.24       $1.43       1,894,571
                  2003.     $1.00(a)    $1.24       1,007,114
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $1.00       $1.31          84,939
                  2008.     $1.66       $1.00         143,649
                  2007.     $1.59       $1.66         138,017
                  2006.     $1.48       $1.59          39,821
                  2005.     $1.36       $1.48          35,583
                  2004.     $1.25       $1.36          35,473
                  2003.     $1.00(a)    $1.25          21,906
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.86       $1.39         215,109
                  2008.     $1.38       $0.86         150,750
                  2007.     $1.33       $1.38         145,602
                  2006.     $1.27       $1.33         244,923
                  2005.     $1.22       $1.27         270,795
                  2004.     $1.17       $1.22         134,217
                  2003.     $1.00(a)    $1.17          85,961
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.70       2,139,316
                  2008.     $0.97       $0.41       1,077,716
                  2007.     $1.00(s)    $0.97         196,735
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.55       $0.75          12,145
                  2008.     $0.95       $0.55          10,870
                  2007.     $1.00(s)    $0.95           3,000
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.79       $1.29          81,350
                  2008.     $1.57       $0.79          25,834
                  2007.     $1.36       $1.57          22,954
                  2006.     $1.34       $1.36          34,764
                  2005.     $1.26       $1.34          45,837
                  2004.     $1.19       $1.26          53,734
                  2003.     $1.00(a)    $1.19          45,797

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.03       $1.30       1,095,183
                  2008.     $1.62       $1.03       1,193,482
                  2007.     $1.68       $1.62       1,243,723
                  2006.     $1.46       $1.68       1,359,859
                  2005.     $1.42       $1.46       1,244,736
                  2004.     $1.23       $1.42         705,527
                  2003.     $1.00(a)    $1.23         202,627
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.15       $1.41         886,046
                  2008.     $1.72       $1.15         919,116
                  2007.     $1.70       $1.72         889,008
                  2006.     $1.48       $1.70         820,853
                  2005.     $1.37       $1.48         452,178
                  2004.     $1.21       $1.37         187,806
                  2003.     $1.00(a)    $1.21          53,413



1.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.97       $1.11      13,960,868
                  2008.     $1.14       $0.97      13,486,772
                  2007.     $1.13       $1.14      15,160,550
                  2006.     $1.09       $1.13      11,182,508
                  2005.     $1.08       $1.09       8,486,248
                  2004.     $1.04       $1.08       5,158,518
                  2003.     $1.00(a)    $1.04       2,310,981
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $1.17       $1.58       3,388,379
                  2008.     $1.87       $1.17       3,694,654
                  2007.     $1.77       $1.87       3,382,908
                  2006.     $1.63       $1.77       2,575,873
                  2005.     $1.48       $1.63       1,924,438
                  2004.     $1.29       $1.48       1,129,429
                  2003.     $1.00(a)    $1.29         317,549
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.98       $1.22         942,434
                  2008.     $1.59       $0.98       1,106,014
                  2007.     $1.53       $1.59       1,516,239
                  2006.     $1.35       $1.53       1,590,078
                  2005.     $1.31       $1.35       1,551,330
                  2004.     $1.20       $1.31       1,452,530
                  2003.     $1.00(a)    $1.20         580,863
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.06       $1.23       2,691,579
                  2008.     $1.03       $1.06       2,388,583
                  2007.     $0.95       $1.03       2,192,905
                  2006.     $0.93       $0.95         958,309
                  2005.     $1.00(o)    $0.93          97,410
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.07       $1.06       2,871,616
                  2008.     $1.06       $1.07       4,674,406
                  2007.     $1.03       $1.06       3,998,073
                  2006.     $1.00       $1.03       2,566,935
                  2005.     $0.99       $1.00       2,537,178
                  2004.     $0.99       $0.99       1,683,971
                  2003.     $1.00(a)    $0.99         824,412




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009...     $0.98        $1.05        3,384,255
                  2008...     $1.14        $0.98        3,517,917
                  2007...     $1.12        $1.14        4,526,118
                  2006...     $1.08        $1.12        3,931,682
                  2005...     $1.06        $1.08        3,374,319
                  2004...     $1.03        $1.06        2,715,037
                  2003...     $1.00(a)     $1.03        1,619,373
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.40        $1.72        2,589,277
                  2008...     $2.23        $1.40        2,604,412
                  2007...     $2.68        $2.23        2,664,447
                  2006...     $2.08        $2.68        2,383,375
                  2005...     $1.90        $2.08        2,080,831
                  2004...     $1.42        $1.90        1,631,551
                  2003...     $1.00(a)     $1.42          550,986
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.56          110,054
                  2008...     $0.92        $0.42           50,692
                  2007...     $1.00        $0.92           13,930
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.01        $1.17          311,964
                  2008...     $1.57        $1.01          351,224
                  2007...     $1.60        $1.57          346,466
                  2006...     $1.39        $1.60          301,322
                  2005...     $1.34        $1.39          297,018
                  2004...     $1.21        $1.34          257,536
                  2003...     $1.00(a)     $1.21          167,610
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.85        $1.13        4,431,107
                  2008...     $1.47        $0.85        5,338,398
                  2007...     $1.24        $1.47        6,322,688
                  2006...     $1.30        $1.24        6,592,468
                  2005...     $1.29        $1.30        5,504,348
                  2004...     $1.18        $1.29        3,608,359
                  2003...     $1.00(a)     $1.18        1,564,450
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $1.13        $1.34        3,365,874
                  2008...     $1.57        $1.13        3,486,274
                  2007...     $1.68        $1.57        3,937,219
                  2006...     $1.44        $1.68        3,198,081
                  2005...     $1.39        $1.44        1,694,824
                  2004...     $1.24        $1.39          924,798
                  2003...     $1.00(a)     $1.24          149,145
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.02        $1.11          755,470
                  2008...     $1.05        $1.02          315,944
                  2007...     $1.00(s)     $1.05           43,636
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $1.18        $1.57        2,774,309
                  2008...     $2.08        $1.18        2,866,070
                  2007...     $1.80        $2.08        3,122,853
                  2006...     $1.63        $1.80        2,917,848
                  2005...     $1.42        $1.63        1,966,384
                  2004...     $1.25        $1.42        1,095,190
                  2003...     $1.00(a)     $1.25          259,738
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.94        $1.20        8,541,006
                  2008...     $1.66        $0.94        9,351,396
                  2007...     $1.66        $1.66        9,341,506
                  2006...     $1.40        $1.66        8,340,655
                  2005...     $1.35        $1.40        7,251,137
                  2004...     $1.23        $1.35        4,911,473
                  2003...     $1.00(a)     $1.23        2,223,503

1.35% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------   ---------------
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.73         $1.03         1,190,899
                  2008...     $0.98         $0.73           449,315
                  2007...     $1.00(s)      $0.98            63,706
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.46         $2.02         2,091,378
                  2008...     $2.45         $1.46         2,259,868
                  2007...     $2.16         $2.45         2,478,175
                  2006...     $1.95         $2.16         2,390,509
                  2005...     $1.67         $1.95         1,978,108
                  2004...     $1.36         $1.67         1,450,448
                  2003...     $1.00(a)      $1.36           690,554
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.94         $1.20           730,865
                  2008...     $1.45         $0.94           721,627
                  2007...     $1.38         $1.45           729,961
                  2006...     $1.26         $1.38           697,531
                  2005...     $1.27         $1.26           656,498
                  2004...     $1.19         $1.27           437,111
                  2003...     $1.00(a)      $1.19           100,484
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.60         $0.77           557,201
                  2008...     $0.91         $0.60           288,350
                  2007...     $1.00(s)      $0.91                --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
                  2009...     $0.97         $1.38           533,625
                  2008...     $1.72         $0.97           510,505
                  2007...     $1.57         $1.72           620,970
                  2006...     $1.46         $1.57           473,441
                  2005...     $1.41         $1.46           495,260
                  2004...     $1.28         $1.41           452,413
                  2003...     $1.00(a)      $1.28           200,483
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $1.09         $1.35           981,352
                  2008...     $1.75         $1.09         1,111,912
                  2007...     $1.72         $1.75         1,284,209
                  2006...     $1.47         $1.72         1,074,999
                  2005...     $1.35         $1.47           822,813
                  2004...     $1.21         $1.35           631,624
                  2003...     $1.00(a)      $1.21           181,452
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...     $1.70         $2.89         1,033,389
                  2008...     $3.63         $1.70         1,229,138
                  2007...     $2.86         $3.63         1,245,857
                  2006...     $2.26         $2.86         1,203,350
                  2005...     $1.80         $2.26           837,886
                  2004...     $1.46         $1.80           364,793
                  2003...     $1.00(a)      $1.46           151,859
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.59         $0.73            33,996
                  2008...     $0.94         $0.59            12,241
                  2007...     $1.00(s)      $0.94             3,708
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.73         $0.85         3,548,453
                  2008...     $0.97         $0.73         1,135,515
                  2007...     $1.00(s)      $0.97           277,406
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.94         $0.99           429,075
                  2008...     $1.01         $0.94           130,818
                  2007...     $1.00(s)      $1.01                --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.64        $0.78        1,889,704
                  2008..     $0.95        $0.64          865,190
                  2007..     $1.00(s)     $0.95           77,329
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.83        $0.92        1,976,033
                  2008..     $0.99        $0.83        1,219,186
                  2007..     $1.00(s)     $0.99          243,324
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.82        $1.08          131,874
                  2008..     $1.35        $0.82          137,838
                  2007..     $1.34        $1.35          156,668
                  2006..     $1.23        $1.34          159,762
                  2005..     $1.19        $1.23          177,349
                  2004..     $1.12        $1.19          170,466
                  2003..     $1.00(a)     $1.12           15,941
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.94        $1.13          738,222
                  2008..     $1.67        $0.94          875,302
                  2007..     $1.51        $1.67          856,871
                  2006..     $1.41        $1.51          920,561
                  2005..     $1.35        $1.41          483,854
                  2004..     $1.23        $1.35          284,645
                  2003..     $1.00(a)     $1.23          118,549
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $1.05        $1.33           62,063
                  2008..     $1.53        $1.05           58,151
                  2007..     $1.44        $1.53           57,671
                  2006..     $1.27        $1.44           52,467
                  2005..     $1.22        $1.27           55,657
                  2004..     $1.17        $1.22           49,017
                  2003..     $1.00(a)     $1.17           32,726
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.74          573,935
                  2008..     $0.92        $0.62          275,741
                  2007..     $1.00        $0.92           10,525
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.79        $2.21        2,141,317
                  2008..     $2.44        $1.79        1,976,889
                  2007..     $1.72        $2.44        1,639,480
                  2006..     $1.45        $1.72          896,682
                  2005..     $1.18        $1.45          407,361
                  2004..     $1.06        $1.18          149,437
                  2003..     $1.00(b)     $1.06              198
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.14        $1.27          418,382
                  2008..     $1.46        $1.14          499,991
                  2007..     $1.30        $1.46          684,971
                  2006..     $1.18        $1.30          694,301
                  2005..     $1.14        $1.18          628,717
                  2004..     $1.06        $1.14          532,789
                  2003..     $1.00(c)     $1.06           65,760
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.06        $1.29          189,460
                  2008..     $1.64        $1.06          205,547
                  2007..     $1.46        $1.64          229,585
                  2006..     $1.26        $1.46          184,112
                  2005..     $1.17        $1.26           76,509
                  2004..     $1.09        $1.17           50,870
                  2003..     $1.00(d)     $1.09           43,478

1.35% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
                  2009...     $0.83         $1.43        1,151,140
                  2008...     $2.19         $0.83          965,881
                  2007...     $1.55         $2.19          605,879
                  2006...     $1.25         $1.55          291,183
                  2005...     $1.00(o)      $1.25          130,524
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.96         $1.21        4,594,438
                  2008...     $1.53         $0.96        4,356,626
                  2007...     $1.23         $1.53        4,054,688
                  2006...     $1.19         $1.23        2,942,310
                  2005...     $1.08         $1.19        1,105,821
                  2004...     $1.06         $1.08          223,799
                  2003...     $1.00(e)      $1.06           79,652
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009...     $1.45         $1.96        4,852,274
                  2008...     $2.54         $1.45        5,185,923
                  2007...     $2.35         $2.54        4,916,952
                  2006...     $1.83         $2.35        4,421,082
                  2005...     $1.67         $1.83        3,796,446
                  2004...     $1.38         $1.67        2,306,885
                  2003...     $1.00(f)      $1.38          808,741
                IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(M)(W):
                  2009...     $1.19         $1.49          231,342
                  2008...     $2.08         $1.19          313,901
                  2007...     $1.74         $2.08          327,698
                  2006...     $1.46         $1.74          305,687
                  2005...     $1.27         $1.46          250,536
                  2004...     $1.13         $1.27          207,174
                  2003...     $1.00(b)      $1.13           70,932
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $1.16         $1.61          159,029
                  2008...     $2.26         $1.16          181,059
                  2007...     $2.15         $2.26          177,821
                  2006...     $1.94         $2.15          175,916
                  2005...     $1.63         $1.94          158,321
                  2004...     $1.50         $1.63          183,198
                  2003...     $1.00(g)      $1.50          108,900
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.90         $1.30           40,671
                  2008...     $1.43         $0.90           18,292
                  2007...     $1.29         $1.43           22,906
                  2006...     $1.20         $1.29           14,270
                  2005...     $1.00(o)      $1.20            2,915
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009...     $1.24         $1.76          484,944
                  2008...     $1.90         $1.24          446,016
                  2007...     $1.55         $1.90          392,135
                  2006...     $1.46         $1.55          345,611
                  2005...     $1.26         $1.46          275,524
                  2004...     $1.10         $1.26          176,188
                  2003...     $1.00(b)      $1.10              189
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.94         $1.25          943,709
                  2008...     $1.57         $0.94        1,019,073
                  2007...     $1.40         $1.57          985,866
                  2006...     $1.35         $1.40          828,204
                  2005...     $1.21         $1.35          567,530
                  2004...     $1.08         $1.21          283,185
                  2003...     $1.00(h)      $1.08           24,766




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $1.30       $1.66       2,009,898
                  2008.       $1.79       $1.30       2,345,233
                  2007.       $1.89       $1.79       2,584,782
                  2006.       $1.64       $1.89       2,151,293
                  2005.       $1.60       $1.64       1,625,997
                  2004.       $1.41       $1.60         829,993
                  2003.       $1.00(i)    $1.41         194,880
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.97       $1.21         149,019
                  2008.       $1.49       $0.97         141,353
                  2007.       $1.48       $1.49         212,811
                  2006.       $1.28       $1.48         177,112
                  2005.       $1.24       $1.28         187,132
                  2004.       $1.10       $1.24         109,260
                  2003.       $1.00(j)    $1.10          16,664
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.23       $1.53         910,694
                  2008.       $1.49       $1.23         974,916
                  2007.       $1.37       $1.49         978,608
                  2006.       $1.26       $1.37         886,029
                  2005.       $1.18       $1.26         425,770
                  2004.       $1.11       $1.18         258,244
                  2003.       $1.00(a)    $1.11          54,872
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.17       $1.69       2,159,565
                  2008.       $2.13       $1.17       2,100,070
                  2007.       $1.58       $2.13       1,804,287
                  2006.       $1.47       $1.58         888,752
                  2005.       $1.32       $1.47         654,822
                  2004.       $1.14       $1.32         266,491
                  2003.       $1.00(a)    $1.14          75,522
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.72       $3.03       2,745,288
                  2008.       $3.64       $1.72       3,170,181
                  2007.       $2.88       $3.64       2,503,151
                  2006.       $1.99       $2.88       2,000,468
                  2005.       $1.53       $1.99       1,171,170
                  2004.       $1.31       $1.53         509,541
                  2003.       $1.00(a)    $1.31         147,893
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.88         396,467
                  2008...     $0.95       $0.67         207,212
                  2007...     $1.00(s)    $0.95           1,071
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.92       $1.26       1,415,713
                  2008...     $1.47       $0.92       1,364,722
                  2007...     $1.35       $1.47         787,878
                  2006...     $1.27       $1.35         150,240
                  2005...     $1.24       $1.27         157,515
                  2004...     $1.15       $1.24         131,435
                  2003...     $1.00(a)    $1.15          78,861
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.77       $1.07          75,361
                  2008...     $1.61       $0.77         112,144
                  2007...     $1.49       $1.61         104,928
                  2006...     $1.47       $1.49         109,100
                  2005...     $1.45       $1.47         117,112
                  2004...     $1.29       $1.45         130,385
                  2003...     $1.00(a)    $1.29          56,086

1.35% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.94        $1.50          703,347
                  2008...     $1.57        $0.94          816,398
                  2007...     $1.56        $1.57          956,275
                  2006...     $1.40        $1.56        1,001,371
                  2005...     $1.35        $1.40        1,042,444
                  2004...     $1.29        $1.35        1,023,167
                  2003...     $1.00(a)     $1.29          468,745
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.19        $1.44        3,435,143
                  2008...     $1.79        $1.19        2,755,447
                  2007...     $1.69        $1.79        1,579,186
                  2006...     $1.42        $1.69          553,260
                  2005...     $1.35        $1.42          414,023
                  2004...     $1.19        $1.35          289,933
                  2003...     $1.00(a)     $1.19          237,605
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2009...     $0.58        $0.75            3,537
                  2008...     $0.96        $0.58               --
                  2007...     $1.00(s)     $0.96               --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009...     $0.85        $1.21          505,591
                  2008...     $1.59        $0.85          604,698
                  2007...     $1.42        $1.59          515,659
                  2006...     $1.33        $1.42        1,133,679
                  2005...     $1.29        $1.33        1,094,462
                  2004...     $1.22        $1.29          751,742
                  2003...     $1.00(a)     $1.22          342,724
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009...     $0.29        $0.36        7,000,828
                  2008...     $1.37        $0.29        5,460,730
                  2007...     $1.39        $1.37        4,092,334
                  2006...     $1.29        $1.39        3,372,805
                  2005...     $1.28        $1.29        2,681,369
                  2004...     $1.19        $1.28        1,655,540
                  2003...     $1.00(a)     $1.19          826,137
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009...     $0.55        $0.75           37,168
                  2008...     $0.91        $0.55           22,739
                  2007...     $1.00(s)     $0.91               --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009...     $1.47        $2.01          380,379
                  2008...     $2.61        $1.47          457,199
                  2007...     $2.34        $2.61          423,539
                  2006...     $1.84        $2.34          529,300
                  2005...     $1.62        $1.84          512,059
                  2004...     $1.40        $1.62          508,339
                  2003...     $1.00(a)     $1.40          210,842
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009...     $0.86        $1.10          197,884
                  2008...     $1.58        $0.86          302,025
                  2007...     $1.68        $1.58          300,449
                  2006...     $1.47        $1.68          301,527
                  2005...     $1.41        $1.47          255,002
                  2004...     $1.24        $1.41          209,351
                  2003...     $1.00(a)     $1.24          127,845




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.87       $1.12          97,268
                  2008.     $1.44       $0.87         147,169
                  2007.     $1.56       $1.44         147,283
                  2006.     $1.36       $1.56         168,555
                  2005.     $1.31       $1.36         162,554
                  2004.     $1.20       $1.31         153,052
                  2003.     $1.00(a)    $1.20          76,447
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $1.17       $1.44         679,516
                  2008.     $2.12       $1.17         750,907
                  2007.     $1.99       $2.12         980,252
                  2006.     $1.58       $1.99       1,070,793
                  2005.     $1.42       $1.58       1,247,119
                  2004.     $1.24       $1.42       1,211,494
                  2003.     $1.00(a)    $1.24         812,657
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.99       $1.30          27,330
                  2008.     $1.65       $0.99          26,896
                  2007.     $1.58       $1.65          30,404
                  2006.     $1.47       $1.58          22,878
                  2005.     $1.36       $1.47          22,944
                  2004.     $1.25       $1.36          42,399
                  2003.     $1.00(a)    $1.25          42,463
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.85       $1.38          80,664
                  2008.     $1.37       $0.85         108,590
                  2007.     $1.32       $1.37         103,714
                  2006.     $1.27       $1.32          71,447
                  2005.     $1.21       $1.27          62,302
                  2004.     $1.17       $1.21          59,115
                  2003.     $1.00(a)    $1.17          22,527
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.69         370,770
                  2008.     $0.97       $0.41         259,451
                  2007.     $1.00(s)    $0.97          26,136
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.55       $0.75           3,595
                  2008.     $0.95       $0.55           2,600
                  2007.     $1.00(s)    $0.95              --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.78       $1.27          17,181
                  2008.     $1.55       $0.78          28,490
                  2007.     $1.35       $1.55           7,422
                  2006.     $1.33       $1.35         166,492
                  2005.     $1.26       $1.33         151,456
                  2004.     $1.19       $1.26          82,490
                  2003.     $1.00(a)    $1.19          33,590
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.02       $1.29         734,979
                  2008.     $1.61       $1.02         911,105
                  2007.     $1.67       $1.61         991,699
                  2006.     $1.46       $1.67       1,591,855
                  2005.     $1.42       $1.46       1,516,246
                  2004.     $1.22       $1.42         908,628
                  2003.     $1.00(a)    $1.22         345,832

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.14       $1.40        778,220
                  2008.     $1.71       $1.14        761,808
                  2007.     $1.69       $1.71        636,593
                  2006.     $1.48       $1.69        611,730
                  2005.     $1.36       $1.48        565,198
                  2004.     $1.21       $1.36        292,950
                  2003.     $1.00(a)    $1.21         88,941



1.45% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.97       $1.10       1,384,536
               2008.....     $1.13       $0.97       1,335,062
               2007.....     $1.12       $1.13       1,701,616
               2006.....     $1.09       $1.12       1,530,454
               2005.....     $1.08       $1.09       1,593,189
               2004.....     $1.04       $1.08       1,322,060
               2003.....     $1.00(a)    $1.04         750,598
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $1.17       $1.57         322,944
               2008.....     $1.86       $1.17         310,860
               2007.....     $1.76       $1.86         358,537
               2006.....     $1.63       $1.76         341,590
               2005.....     $1.47       $1.63         360,677
               2004.....     $1.29       $1.47         248,521
               2003.....     $1.00(a)    $1.29          52,629
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.98       $1.21         102,331
               2008.....     $1.58       $0.98          94,152
               2007.....     $1.53       $1.58         142,292
               2006.....     $1.34       $1.53         150,739
               2005.....     $1.30       $1.34         150,459
               2004.....     $1.20       $1.30         150,966
               2003.....     $1.00(a)    $1.20         116,690
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.05       $1.22         209,355
               2008.....     $1.03       $1.05         138,685
               2007.....     $0.95       $1.03         132,842
               2006.....     $0.93       $0.95          11,908
               2005.....     $1.00(o)    $0.93           2,523
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.06       $1.05         600,213
               2008.....     $1.06       $1.06         916,844
               2007.....     $1.02       $1.06         368,468
               2006.....     $0.99       $1.02         487,498
               2005.....     $0.98       $0.99         462,948
               2004.....     $0.99       $0.98         497,929
               2003.....     $1.00(a)    $0.99         383,955
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.97       $1.04         217,580
               2008.....     $1.14       $0.97         236,962
               2007.....     $1.12       $1.14         331,277
               2006.....     $1.08       $1.12         306,441
               2005.....     $1.06       $1.08         329,786
               2004.....     $1.03       $1.06         333,698
               2003.....     $1.00(a)    $1.03         266,265




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.39       $1.71         255,628
               2008.....     $2.22       $1.39         226,542
               2007.....     $2.67       $2.22         250,232
               2006.....     $2.07       $2.67         256,543
               2005.....     $1.89       $2.07         286,850
               2004.....     $1.42       $1.89         244,243
               2003.....     $1.00(a)    $1.42         176,170
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56           9,601
               2008.....     $0.92       $0.42           9,170
               2007.....     $1.00(s)    $0.92          17,042
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $1.56       $1.17          72,839
               2008.....     $1.56       $1.00          68,017
               2007.....     $0.00       $1.56          62,747
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.84       $1.12         690,218
               2008.....     $1.47       $0.84         771,801
               2007.....     $1.23       $1.47       1,048,382
               2006.....     $1.29       $1.23       1,178,641
               2005.....     $1.29       $1.29       1,221,552
               2004.....     $1.18       $1.29       1,035,414
               2003.....     $1.00(a)    $1.18         584,173
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $1.13       $1.33         212,582
               2008.....     $1.56       $1.13         198,376
               2007.....     $1.68       $1.56         250,812
               2006.....     $1.44       $1.68         188,322
               2005.....     $1.39       $1.44         182,213
               2004.....     $1.23       $1.39          43,689
               2003.....     $1.00(a)    $1.23          21,199
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.02       $1.10          64,803
               2008.....     $1.05       $1.02           7,506
               2007.....     $1.00(s)    $1.05           7,525
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $1.17       $1.56         147,862
               2008.....     $2.07       $1.17         164,330
               2007.....     $1.79       $2.07         205,374
               2006.....     $1.63       $1.79         201,794
               2005.....     $1.42       $1.63         175,114
               2004.....     $1.25       $1.42         121,528
               2003.....     $1.00(a)    $1.25          85,547
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.93       $1.19       1,002,933
               2008.....     $1.65       $0.93       1,046,540
               2007.....     $1.66       $1.65       1,243,553
               2006.....     $1.40       $1.66       1,339,184
               2005.....     $1.35       $1.40       1,526,416
               2004.....     $1.23       $1.35       1,296,829
               2003.....     $1.00(a)    $1.23         696,476
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.73       $1.03          98,310
               2008.....     $0.98       $0.73          14,228
               2007.....     $1.00(s)    $0.98           2,759
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.45       $2.00         135,656
               2008.....     $2.44       $1.45         147,399
               2007.....     $2.15       $2.44         176,998
               2006.....     $1.94       $2.15         213,117
               2005.....     $1.67       $1.94         219,197
               2004.....     $1.36       $1.67         181,006
               2003.....     $1.00(a)    $1.36         181,032

1.45% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.19         24,579
               2008.....     $1.44       $0.93         24,281
               2007.....     $1.38       $1.44         35,334
               2006.....     $1.26       $1.38         35,744
               2005.....     $1.26       $1.26         34,753
               2004.....     $1.19       $1.26         15,008
               2003.....     $1.00(a)    $1.19         11,918
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.91       $0.76         61,188
               2008.....     $0.91       $0.60         20,619
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH
               SECURITIES SUB-ACCOUNT(K):
               2009.....     $0.97       $1.37         11,970
               2008.....     $1.71       $0.97         12,212
               2007.....     $1.56       $1.71         14,045
               2006.....     $1.46       $1.56         21,468
               2005.....     $1.41       $1.46         20,794
               2004.....     $1.28       $1.41         15,082
               2003.....     $1.00(a)    $1.28         21,103
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $1.08       $1.34         26,695
               2008.....     $1.74       $1.08         56,478
               2007.....     $1.71       $1.74         79,058
               2006.....     $1.47       $1.71         72,440
               2005.....     $1.35       $1.47         57,221
               2004.....     $1.21       $1.35         52,742
               2003.....     $1.00(a)    $1.21         65,954
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.69       $2.87         82,172
               2008.....     $3.62       $1.69         93,557
               2007.....     $2.85       $3.62        102,683
               2006.....     $2.26       $2.85        112,218
               2005.....     $1.80       $2.26        118,241
               2004.....     $1.46       $1.80         59,201
               2003.....     $1.00(a)    $1.46         36,575
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.59       $0.73             --
               2008.....     $0.94       $0.59             --
               2007.....     $1.00(s)    $0.94             --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85         28,237
               2008.....     $0.97       $0.73             --
               2007.....     $1.00(s)    $0.97             --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.94       $0.99        229,366
               2008.....     $1.01       $0.94          8,850
               2007.....     $1.00(s)    $1.01             --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78             --
               2008.....     $0.95       $0.64             --
               2007.....     $1.00(s)    $0.95             --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.83       $0.92             --
               2008.....     $0.99       $0.83             --
               2007.....     $1.00(s)    $0.99             --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.81       $1.07          4,564
               2008.....     $1.34       $0.81          5,369
               2007.....     $1.33       $1.34          5,554
               2006.....     $1.23       $1.33          5,834
               2005.....     $1.18       $1.23          6,021
               2004.....     $0.00       $1.18          6,408




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.94       $1.12         64,232
               2008.....     $1.66       $0.94         62,211
               2007.....     $1.51       $1.66         58,431
               2006.....     $1.40       $1.51         35,742
               2005.....     $1.35       $1.40         30,285
               2004.....     $1.23       $1.35         28,884
               2003.....     $1.00(a)    $1.23         20,585
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $1.05       $1.32             --
               2008.....     $1.52       $1.05             --
               2007.....     $1.43       $1.52          2,327
               2006.....     $1.26       $1.43          2,733
               2005.....     $1.22       $1.26          1,674
               2004.....     $1.17       $1.22          1,680
               2003.....     $1.00(a)    $1.17          1,687
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.74         60,382
               2008.....     $0.92       $0.62         29,695
               2007.....     $1.00(s)    $0.92             --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.78       $2.19        240,026
               2008.....     $2.43       $1.78        229,793
               2007.....     $1.71       $2.43        238,921
               2006.....     $1.45       $1.71        148,646
               2005.....     $0.00       $1.45         17,529
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.13       $1.26         29,438
               2008.....     $1.45       $1.13         21,224
               2007.....     $1.30       $1.45         33,139
               2006.....     $1.18       $1.30         37,678
               2005.....     $1.14       $1.18         39,571
               2004.....     $1.06       $1.14         27,563
               2003.....     $1.00(c)    $1.06         12,448
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.05       $1.28             --
               2008.....     $1.63       $1.05          6,127
               2007.....     $1.45       $1.63         15,790
               2006.....     $1.26       $1.45         11,012
               2005.....     $1.17       $1.26          2,111
               2004.....     $0.00       $1.17          2,122
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.83       $1.42         54,890
               2008.....     $2.18       $0.83         42,523
               2007.....     $1.54       $2.18         43,208
               2006.....     $1.25       $1.54         35,570
               2005.....     $1.00(o)    $1.25         26,075
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.96       $1.20        304,845
               2008.....     $1.52       $0.96        256,899
               2007.....     $1.23       $1.52        294,058
               2006.....     $1.19       $1.23        226,483
               2005.....     $1.08       $1.19        169,369
               2004.....     $1.06       $1.08          7,285
               2003.....     $1.00(e)    $1.06          7,230
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.44       $1.94        471,282
               2008.....     $2.53       $1.44        475,314
               2007.....     $2.34       $2.53        579,016
               2006.....     $1.83       $2.34        631,462
               2005.....     $1.67       $1.83        689,722
               2004.....     $1.38       $1.67        510,713
               2003.....     $1.00(f)    $1.38        264,972

1.45% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.18       $1.48          2,862
               2008.....     $2.07       $1.18          2,841
               2007.....     $1.73       $2.07          2,888
               2006.....     $1.45       $1.73          2,925
               2005.....     $1.27       $1.45          2,711
               2004.....     $1.13       $1.27          4,867
               2003.....     $1.00(b)    $1.13            945
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $1.15       $1.60         14,550
               2008.....     $2.25       $1.15         15,045
               2007.....     $2.14       $2.25         10,800
               2006.....     $1.93       $2.14          8,257
               2005.....     $1.62       $1.93         17,361
               2004.....     $1.50       $1.62          9,941
               2003.....     $1.00(g)    $1.50          6,416
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.90       $1.30         10,089
               2008.....     $1.43       $0.90          3,008
               2007.....     $1.29       $1.43          3,029
               2006.....     $1.20       $1.29          3,071
               2005.....     $1.00(o)    $1.20          3,139
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.24       $1.75         30,717
               2008.....     $1.90       $1.24         62,306
               2007.....     $1.55       $1.90         46,671
               2006.....     $1.46       $1.55         42,262
               2005.....     $1.26       $1.46         41,938
               2004.....     $0.00       $1.26         39,254
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.94       $1.24         61,997
               2008.....     $1.56       $0.94         65,242
               2007.....     $1.40       $1.56         68,169
               2006.....     $1.35       $1.40         70,536
               2005.....     $1.21       $1.35         74,104
               2004.....     $0.00       $1.21         38,221
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.30       $1.65        163,683
               2008.....     $1.78       $1.30        184,561
               2007.....     $1.89       $1.78        204,606
               2006.....     $1.64       $1.89        223,283
               2005.....     $1.59       $1.64        241,495
               2004.....     $1.41       $1.59         91,912
               2003.....     $1.00(i)    $1.41         24,978
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.96       $1.20          7,799
               2008.....     $1.48       $0.96         11,046
               2007.....     $1.47       $1.48         12,909
               2006.....     $1.28       $1.47         15,010
               2005.....     $1.24       $1.28         17,080
               2004.....     $0.00       $1.24         19,604
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.23       $1.52         11,919
               2008.....     $1.48       $1.23          4,193
               2007.....     $1.36       $1.48          4,013
               2006.....     $1.25       $1.36          4,200
               2005.....     $1.18       $1.25          5,914
               2004.....     $1.11       $1.18          6,005
               2003.....     $1.00(a)    $1.11         11,339




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.16       $1.67         52,598
               2008.....     $2.12       $1.16         28,002
               2007.....     $1.57       $2.12         27,445
               2006.....     $1.46       $1.57         25,054
               2005.....     $1.32       $1.46          3,985
               2004.....     $1.13       $1.32            187
               2003.....     $1.00(a)    $1.13          5,716
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.70       $3.01        199,516
               2008.....     $3.62       $1.70        188,690
               2007.....     $2.87       $3.62        180,414
               2006.....     $1.99       $2.87        160,438
               2005.....     $1.53       $1.99        165,420
               2004.....     $1.31       $1.53         79,286
               2003.....     $1.00(a)    $1.31         22,559
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88         38,665
               2008.....     $0.95       $0.67         20,715
               2007.....     $1.00(s)    $0.95          5,710
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.91       $1.25         72,113
               2008.....     $1.47       $0.91         39,518
               2007.....     $1.34       $1.47         27,155
               2006.....     $1.27       $1.34         23,480
               2005.....     $1.23       $1.27         24,111
               2004.....     $1.15       $1.23         29,105
               2003.....     $1.00(a)    $1.15         28,823
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.76       $1.06             --
               2008.....     $1.60       $0.76             --
               2007.....     $1.48       $1.60             --
               2006.....     $1.47       $1.48             --
               2005.....     $1.45       $1.47             --
               2004.....     $1.28       $1.45            998
               2003.....     $1.00(a)    $1.28            874
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.93       $1.49        108,144
               2008.....     $1.56       $0.93        126,136
               2007.....     $1.55       $1.56        183,364
               2006.....     $1.39       $1.55        205,328
               2005.....     $1.35       $1.39        234,937
               2004.....     $1.28       $1.35        277,056
               2003.....     $1.00(a)    $1.28        129,839
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.18       $1.43        172,060
               2008.....     $1.78       $1.18         79,633
               2007.....     $1.69       $1.78         30,484
               2006.....     $1.41       $1.68          2,569
               2005.....     $1.35       $1.41          2,690
               2004.....     $1.19       $1.35          2,926
               2003.....     $1.00(a)    $1.19          2,937
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.58       $0.74             --
               2008.....     $0.96       $0.58             --
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.85       $1.20         32,750
               2008.....     $1.58       $0.85         25,646
               2007.....     $1.41       $1.58         24,855
               2006.....     $1.33       $1.41         31,093
               2005.....     $1.29       $1.33         76,062
               2004.....     $1.22       $1.29         31,278
               2003.....     $1.00(a)    $1.22          3,587

1.45% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.29       $0.36        810,878
               2008.....     $1.36       $0.29        497,179
               2007.....     $1.38       $1.36        524,941
               2006.....     $1.29       $1.38        517,383
               2005.....     $1.28       $1.29        535,221
               2004.....     $1.19       $1.28        448,019
               2003.....     $1.00(a)    $1.19        285,507
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.75             --
               2008.....     $0.91       $0.55             --
               2007.....     $1.00(s)    $0.91             --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.46       $2.00         62,067
               2008.....     $2.60       $1.46         51,056
               2007.....     $2.33       $2.60         50,850
               2006.....     $1.83       $2.33         52,606
               2005.....     $1.62       $1.83         50,596
               2004.....     $1.40       $1.62         36,763
               2003.....     $1.00(a)    $1.40         33,621
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.86       $1.09             --
               2008.....     $1.57       $0.86             --
               2007.....     $1.68       $1.57             --
               2006.....     $1.47       $1.68          1,374
               2005.....     $1.40       $1.47          1,380
               2004.....     $1.23       $1.40          1,386
               2003.....     $1.00(a)    $1.23          1,392
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.87       $1.11          2,155
               2008.....     $1.43       $0.87          3,000
               2007.....     $1.55       $1.43          3,267
               2006.....     $1.36       $1.55          3,561
               2005.....     $1.31       $1.36          4,067
               2004.....     $0.00       $1.31          4,633
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.17       $1.43         95,676
               2008.....     $2.11       $1.17        105,130
               2007.....     $1.98       $2.11        166,582
               2006.....     $1.57       $1.98        209,504
               2005.....     $1.42       $1.57        236,052
               2004.....     $1.24       $1.42        340,209
               2003.....     $1.00(a)    $1.24        233,715
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.99       $1.29             --
               2008.....     $1.64       $0.99             --
               2007.....     $1.00(s)    $1.64             --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.85       $1.37            267
               2008.....     $1.36       $0.85          9,943
               2007.....     $1.31       $1.36          9,969
               2006.....     $1.26       $1.31          9,995
               2005.....     $1.21       $1.26         10,021
               2004.....     $1.17       $1.21         11,887
               2003.....     $1.00(a)    $1.17         20,087
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69         47,712
               2008.....     $0.97       $0.41         12,103
               2007.....     $1.00(s)    $0.97          5,330
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75             --
               2008.....     $0.95       $0.55             --
               2007.....     $1.00(s)    $0.95             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------

              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.78       $1.27          1,239
               2008.....     $1.55       $0.78            489
               2007.....     $1.34       $1.55            492
               2006.....     $1.33       $1.34            494
               2005.....     $1.25       $1.33            496
               2004.....     $1.19       $1.25            498
               2003.....     $1.00(a)    $1.19            501
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $1.01       $1.28        107,599
               2008.....     $1.60       $1.01        109,887
               2007.....     $1.66       $1.60        114,559
               2006.....     $1.45       $1.66        126,720
               2005.....     $1.42       $1.45        106,848
               2004.....     $1.22       $1.42         85,100
               2003.....     $1.00(a)    $1.22         79,508
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.70       $1.39             --
               2008.....     $1.70       $1.14             --
               2007.....     $1.68       $1.70          3,197
               2006.....     $1.47       $1.68          3,205
               2005.....     $1.36       $1.47          3,555
               2004.....     $0.00       $1.36          3,226



1.50% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.93       $1.06         632,501
               2008.....     $1.10       $0.93         801,936
               2007.....     $1.09       $1.10       1,091,165
               2006.....     $1.06       $1.09       1,011,277
               2005.....     $1.05       $1.06         738,106
               2004.....     $1.01       $1.05         365,822
               2003.....     $1.00(a)    $1.01          70,134
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $1.17       $1.58         198,303
               2008.....     $1.88       $1.17         242,893
               2007.....     $1.78       $1.88         291,391
               2006.....     $1.64       $1.78         285,775
               2005.....     $1.49       $1.64         214,362
               2004.....     $1.31       $1.49          76,945
               2003.....     $1.00(a)    $1.31          15,400
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.98       $1.22           2,429
               2008.....     $1.59       $0.98           3,972
               2007.....     $1.54       $1.59          20,451
               2006.....     $1.36       $1.54          69,026
               2005.....     $1.32       $1.36          72,645
               2004.....     $1.21       $1.32          91,422
               2003.....     $1.00(a)    $1.21          91,140
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.05       $1.22          44,674
               2008.....     $1.03       $1.05         242,034
               2007.....     $0.95       $1.03          71,456
               2006.....     $0.00       $0.95          15,607
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.06       $1.05         436,305
               2008.....     $1.06       $1.06         365,373
               2007.....     $1.02       $1.06         346,860
               2006.....     $1.00       $1.02         230,672
               2005.....     $0.99       $1.00         157,573
               2004.....     $0.99       $0.99         149,603
               2003.....     $1.00(a)    $0.99          16,001

1.50% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.95       $1.01         59,022
               2008.....     $1.11       $0.95         87,086
               2007.....     $1.09       $1.11        114,592
               2006.....     $1.05       $1.09        112,616
               2005.....     $1.04       $1.05        112,601
               2004.....     $1.01       $1.04        122,441
               2003.....     $1.00(a)    $1.01         35,702
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.29       $1.58        113,906
               2008.....     $2.05       $1.29        134,144
               2007.....     $2.47       $2.05        166,075
               2006.....     $1.92       $2.47        169,963
               2005.....     $1.75       $1.92        165,745
               2004.....     $1.31       $1.75        127,891
               2003.....     $1.00(a)    $1.31         55,148
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56         15,426
               2008.....     $0.92       $0.42         11,338
               2007.....     $1.00(s)    $0.92         11,159
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $1.02       $1.19          7,487
               2008.....     $1.59       $1.02          7,939
               2007.....     $1.62       $1.59         14,398
               2006.....     $1.41       $1.62         14,343
               2005.....     $1.37       $1.41         17,053
               2004.....     $1.23       $1.37         13,529
               2003.....     $1.00(a)    $1.23          9,246
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.84       $1.11        415,961
               2008.....     $1.46       $0.84        548,939
               2007.....     $1.23       $1.46        614,237
               2006.....     $1.29       $1.23        721,638
               2005.....     $1.28       $1.29        526,980
               2004.....     $1.18       $1.28        270,454
               2003.....     $1.00(a)    $1.18         86,407
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $1.13       $1.34        190,357
               2008.....     $1.57       $1.13        187,692
               2007.....     $1.68       $1.57        253,536
               2006.....     $1.44       $1.68        250,439
               2005.....     $1.40       $1.44        163,418
               2004.....     $0.00       $1.40          7,901
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.10         14,777
               2008.....     $1.05       $1.01         11,794
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $1.16       $1.54         51,762
               2008.....     $2.05       $1.16         82,231
               2007.....     $1.77       $2.05        116,023
               2006.....     $1.62       $1.77        101,727
               2005.....     $1.41       $1.62         83,103
               2004.....     $1.24       $1.41         88,011
               2003.....     $1.00(a)    $1.24         36,548
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.95       $1.22        471,331
               2008.....     $1.69       $0.95        650,047
               2007.....     $1.69       $1.69        728,291
               2006.....     $1.43       $1.69        700,387
               2005.....     $1.38       $1.43        606,663
               2004.....     $1.26       $1.38        366,035
               2003.....     $1.00(a)    $1.26         97,430
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.02         18,410
               2008.....     $0.98       $0.72             --
               2007.....     $1.00(s)    $0.98             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.49       $2.05         12,847
               2008.....     $2.50       $1.49         30,681
               2007.....     $2.20       $2.50         47,480
               2006.....     $1.99       $2.20         52,327
               2005.....     $1.71       $1.99         51,325
               2004.....     $1.39       $1.71         63,256
               2003.....     $1.00(a)    $1.39         21,169
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.94       $1.20         17,802
               2008.....     $1.45       $0.94         20,265
               2007.....     $1.39       $1.45         19,929
               2006.....     $1.27       $1.39         27,778
               2005.....     $1.28       $1.27         27,856
               2004.....     $0.00       $1.28         17,567
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76          3,228
               2008.....     $0.91       $0.60             --
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT:
               2009.....     $0.99       $1.40          4,945
               2008.....     $1.75       $0.99         18,330
               2007.....     $1.60       $1.75         30,479
               2006.....     $1.49       $1.60         32,303
               2005.....     $1.45       $1.49         39,795
               2004.....     $1.32       $1.45         62,165
               2003.....     $1.00(a)    $1.32         45,803
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $1.07       $1.32         14,465
               2008.....     $1.72       $1.07         27,689
               2007.....     $1.69       $1.72         29,253
               2006.....     $1.45       $1.69         27,407
               2005.....     $1.33       $1.45         19,349
               2004.....     $1.20       $1.33         19,930
               2003.....     $1.00(a)    $1.20          6,259
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.66       $2.83         65,777
               2008.....     $3.57       $1.66         94,937
               2007.....     $2.82       $3.57        101,330
               2006.....     $2.23       $2.82        120,951
               2005.....     $1.78       $2.23         92,774
               2004.....     $1.45       $1.78         64,008
               2003.....     $1.00(a)    $1.45         25,022
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.59       $0.73             --
               2008.....     $0.94       $0.59             --
               2007.....     $1.00(s)    $0.94             --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85             --
               2008.....     $0.97       $0.73             --
               2007.....     $1.00(s)    $0.97             --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.94       $0.99          4,090
               2008.....     $1.01       $0.94          2,283
               2007.....     $1.00(s)    $1.01          2,290
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78             --
               2008.....     $0.95       $0.64             --
               2007.....     $1.00(s)    $0.95             --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.83       $0.92             --
               2008.....     $0.99       $0.83             --
               2007.....     $1.00(s)    $0.99             --

1.50% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.81       $1.07          2,359
               2008.....     $1.34       $0.81             --
               2007.....     $0.00       $1.34             --
               2006.....     $1.23       $0.00             --
               2005.....     $1.19       $1.23          2,891
               2004.....     $0.00       $1.19          4,674
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.94       $1.12          8,514
               2008.....     $1.67       $0.94          8,449
               2007.....     $1.52       $1.67          7,683
               2006.....     $0.00       $1.52          6,538
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $1.05       $1.32             --
               2008.....     $1.53       $1.05             --
               2007.....     $1.44       $1.53             --
               2006.....     $1.27       $1.44         14,332
               2005.....     $0.00       $1.27         14,440
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.62       $0.74          4,362
               2008.....     $0.92       $0.62          4,807
               2007.....     $1.00(s)    $0.92             --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.77       $2.18         28,236
               2008.....     $2.43       $1.77         47,849
               2007.....     $1.71       $2.43         77,491
               2006.....     $1.44       $1.71         39,295
               2005.....     $1.18       $1.44         19,847
               2004.....     $1.06       $1.18         19,976
               2003.....     $1.00(b)    $1.06          4,548
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.13       $1.26          8,440
               2008.....     $1.45       $1.13          9,306
               2007.....     $1.29       $1.45         10,542
               2006.....     $1.18       $1.29          9,606
               2005.....     $1.14       $1.18          8,489
               2004.....     $0.00       $1.14          8,449
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.05       $1.28             --
               2008.....     $1.63       $1.05             --
               2007.....     $1.00(s)    $1.63             --
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.83       $1.42         16,026
               2008.....     $2.18       $0.83         21,478
               2007.....     $1.54       $2.18         40,852
               2006.....     $0.00       $1.54          1,730
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.96       $1.20        273,095
               2008.....     $1.52       $0.96        285,404
               2007.....     $1.23       $1.52        394,658
               2006.....     $1.19       $1.23        406,893
               2005.....     $1.08       $1.19        245,382
               2004.....     $1.06       $1.08         15,979
               2003.....     $1.00(e)    $1.06          4,978
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.48       $1.99        260,873
               2008.....     $2.60       $1.48        350,204
               2007.....     $2.40       $2.60        390,383
               2006.....     $1.88       $2.40        429,682
               2005.....     $1.72       $1.88        359,489
               2004.....     $1.42       $1.72        172,654
               2003.....     $1.00(f)    $1.42         31,368




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.18       $1.47          8,970
               2008.....     $2.07       $1.18          9,666
               2007.....     $1.73       $2.07         31,496
               2006.....     $1.45       $1.73         24,057
               2005.....     $1.27       $1.45          7,775
               2004.....     $1.13       $1.27         13,591
               2003.....     $1.00(b)    $1.13          4,940
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $1.13       $1.57             --
               2008.....     $2.21       $1.13            166
               2007.....     $2.11       $2.21            910
               2006.....     $1.90       $2.11          1,036
               2005.....     $1.60       $1.90            397
               2004.....     $1.48       $1.60            417
               2003.....     $1.00(g)    $1.48          6,218
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.29          1,236
               2008.....     $1.42       $0.89             --
               2007.....     $1.00(s)    $1.42             --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.23       $1.75          3,526
               2008.....     $1.89       $1.23         10,042
               2007.....     $1.54       $1.89         12,715
               2006.....     $1.45       $1.54          8,423
               2005.....     $1.26       $1.45          8,441
               2004.....     $1.10       $1.26          6,087
               2003.....     $1.00(b)    $1.10          1,493
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.93       $1.24         22,612
               2008.....     $1.56       $0.93         28,349
               2007.....     $1.40       $1.56         57,903
               2006.....     $1.35       $1.40         49,910
               2005.....     $1.21       $1.35         34,696
               2004.....     $0.00       $1.21         28,178
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.35       $1.72        125,919
               2008.....     $1.86       $1.35        157,205
               2007.....     $1.97       $1.86        192,698
               2006.....     $1.71       $1.97        208,627
               2005.....     $1.67       $1.71        163,098
               2004.....     $1.47       $1.67         84,773
               2003.....     $1.00(i)    $1.47         12,510
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.96       $1.20          9,914
               2008.....     $1.48       $0.96          4,712
               2007.....     $1.00       $1.48          3,064
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.21       $1.49             --
               2008.....     $1.46       $1.21             --
               2007.....     $1.34       $1.46         18,524
               2006.....     $0.00       $1.34         18,806
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.19       $1.71         47,618
               2008.....     $2.17       $1.19         40,042
               2007.....     $1.61       $2.17         54,528
               2006.....     $1.50       $1.61         23,426
               2005.....     $1.35       $1.50         20,716
               2004.....     $0.00       $1.35         23,274
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.77       $3.12         90,183
               2008.....     $3.75       $1.77        126,255
               2007.....     $2.98       $3.75        128,791
               2006.....     $2.06       $2.98        138,702
               2005.....     $1.58       $2.06        116,405
               2004.....     $0.00       $1.58         38,679

1.50% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88          2,807
               2008.....     $0.95       $0.67             --
               2007.....     $1.00(s)    $0.95             --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.91       $1.24         16,271
               2008.....     $1.46       $0.91         23,888
               2007.....     $1.34       $1.46         29,072
               2006.....     $1.26       $1.34         10,147
               2005.....     $1.23       $1.26         10,177
               2004.....     $1.15       $1.23         12,727
               2003.....     $1.00(a)    $1.15         12,765
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.75       $1.05             --
               2008.....     $1.58       $0.75         16,465
               2007.....     $1.46       $1.58         19,976
               2006.....     $1.45       $1.46          4,886
               2005.....     $1.43       $1.45          4,901
               2004.....     $1.27       $1.43         28,599
               2003.....     $1.00(a)    $1.27         36,726
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.92       $1.48         26,361
               2008.....     $1.54       $0.92         52,430
               2007.....     $1.53       $1.54         73,787
               2006.....     $1.38       $1.53         74,789
               2005.....     $1.33       $1.38         82,492
               2004.....     $1.27       $1.33         96,350
               2003.....     $1.00(a)    $1.27         49,273
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.21       $1.46         33,548
               2008.....     $1.82       $1.21         54,149
               2007.....     $1.72       $1.82         43,980
               2006.....     $1.45       $1.72         35,109
               2005.....     $1.38       $1.45         38,613
               2004.....     $1.22       $1.38         64,444
               2003.....     $1.00(a)    $1.22         11,407
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.58       $0.74             --
               2008.....     $0.96       $0.58             --
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.85       $1.21         62,195
               2008.....     $1.59       $0.85          7,837
               2007.....     $1.42       $1.59         12,846
               2006.....     $1.34       $1.42         40,905
               2005.....     $1.29       $1.34         45,468
               2004.....     $1.23       $1.29         76,316
               2003.....     $1.00(a)    $1.23          4,438
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.27       $0.33        539,837
               2008.....     $1.26       $0.27        378,134
               2007.....     $1.28       $1.26        275,627
               2006.....     $1.19       $1.28        258,525
               2005.....     $1.18       $1.19        183,827
               2004.....     $1.11       $1.18         92,382
               2003.....     $1.00(a)    $1.11         25,644
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.75             --
               2008.....     $0.91       $0.55             --
               2007.....     $1.00(s)    $0.91             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.53       $2.09         7,849
               2008.....     $2.73       $1.53        20,505
               2007.....     $2.45       $2.73        32,044
               2006.....     $1.92       $2.45        31,498
               2005.....     $1.70       $1.92        35,709
               2004.....     $1.47       $1.70        33,685
               2003.....     $1.00(a)    $1.47        11,128
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT:
               2009.....     $0.89       $1.13            --
               2008.....     $1.64       $0.89           855
               2007.....     $1.75       $1.64           857
               2006.....     $1.53       $1.75         1,722
               2005.....     $1.47       $1.53         2,464
               2004.....     $0.00       $1.47        27,245
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.89       $1.14            --
               2008.....     $1.48       $0.89            --
               2007.....     $1.59       $1.48         7,304
               2006.....     $0.00       $1.59         7,326
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.19       $1.46        18,816
               2008.....     $2.15       $1.19        35,980
               2007.....     $2.02       $2.15        40,212
               2006.....     $1.60       $2.02        46,549
               2005.....     $1.45       $1.60        53,129
               2004.....     $1.27       $1.45        56,172
               2003.....     $1.00(a)    $1.27        27,374
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.97       $1.27         4,211
               2008.....     $1.61       $0.97         4,741
               2007.....     $0.00       $1.61        21,758
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.85       $1.37            --
               2008.....     $1.37       $0.85            --
               2007.....     $1.31       $1.37         2,709
               2006.....     $1.26       $1.31         2,717
               2005.....     $1.21       $1.26         2,725
               2004.....     $1.17       $1.21         4,556
               2003.....     $1.00(a)    $1.17         4,569
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69         2,536
               2008.....     $0.97       $0.41        12,658
               2007.....     $1.00(s)    $0.97        12,639
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75            --
               2008.....     $0.95       $0.55            --
               2007.....     $1.00(s)    $0.95            --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.77       $1.25         6,779
               2008.....     $1.53       $0.77         6,800
               2007.....     $1.33       $1.53         6,820
               2006.....     $1.32       $1.33         6,841
               2005.....     $1.25       $1.32         6,861
               2004.....     $1.18       $1.25         6,771
               2003.....     $1.00(a)    $1.18         6,792
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $1.03       $1.31        29,045
               2008.....     $1.63       $1.03        33,502
               2007.....     $1.70       $1.63        34,074
               2006.....     $1.48       $1.70        42,289
               2005.....     $1.45       $1.48        42,648
               2004.....     $1.25       $1.45        32,574
               2003.....     $1.00(a)    $1.25         2,269

1.50% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.16       $1.42        10,170
               2008.....     $1.74       $1.16        10,177
               2007.....     $1.72       $1.74        58,716
               2006.....     $1.51       $1.72        59,020
               2005.....     $0.00       $1.51        71,728



1.55% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.96       $1.09      14,857,448
               2008.....     $1.13       $0.96      15,749,874
               2007.....     $1.12       $1.13      17,531,751
               2006.....     $1.09       $1.12      11,972,066
               2005.....     $1.08       $1.09       9,044,946
               2004.....     $1.04       $1.08       5,905,850
               2003.....     $1.00(a)    $1.04       2,702,270
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $1.16       $1.56       2,447,846
               2008.....     $1.85       $1.16       2,721,763
               2007.....     $1.75       $1.85       2,787,069
               2006.....     $1.62       $1.75       2,119,352
               2005.....     $1.47       $1.62       1,682,418
               2004.....     $1.29       $1.47       1,265,670
               2003.....     $1.00(a)    $1.29         591,118
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.97       $1.20       1,686,147
               2008.....     $1.57       $0.97       1,801,608
               2007.....     $1.52       $1.57       2,839,766
               2006.....     $1.34       $1.52       2,729,685
               2005.....     $1.30       $1.34       2,983,925
               2004.....     $1.20       $1.30       1,752,518
               2003.....     $1.00(a)    $1.20         609,821
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.05       $1.22       4,001,330
               2008.....     $1.02       $1.05       4,159,864
               2007.....     $0.95       $1.02       3,618,967
               2006.....     $0.93       $0.95       1,621,162
               2005.....     $1.00(o)    $0.93         430,175
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.06       $1.04       4,925,415
               2008.....     $1.05       $1.06       7,660,374
               2007.....     $1.02       $1.05       6,117,045
               2006.....     $0.99       $1.02       4,393,698
               2005.....     $0.98       $0.99       2,403,008
               2004.....     $0.99       $0.98       1,603,772
               2003.....     $1.00(a)    $0.99       1,262,419
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.97       $1.03       4,391,137
               2008.....     $1.13       $0.97       5,379,112
               2007.....     $1.11       $1.13       6,687,762
               2006.....     $1.07       $1.11       5,583,809
               2005.....     $1.06       $1.07       5,094,000
               2004.....     $1.03       $1.06       2,910,291
               2003.....     $1.00(a)    $1.03       1,373,027
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.38       $1.70       2,585,806
               2008.....     $2.21       $1.38       2,665,887
               2007.....     $2.66       $2.21       2,916,085
               2006.....     $2.07       $2.66       2,753,523
               2005.....     $1.89       $2.07       2,663,693
               2004.....     $1.42       $1.89       2,127,796
               2003.....     $1.00(a)    $1.42       1,138,867




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56         328,053
               2008.....     $0.92       $0.42         358,200
               2007.....     $1.00(s)    $0.92         150,696
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $1.00       $1.16         322,000
               2008.....     $1.55       $1.00         336,540
               2007.....     $1.58       $1.55         328,626
               2006.....     $1.38       $1.58         253,249
               2005.....     $1.34       $1.38         334,926
               2004.....     $1.21       $1.34         376,889
               2003.....     $1.00(a)    $1.21         346,355
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.84       $1.11       3,319,822
               2008.....     $1.46       $0.84       3,906,608
               2007.....     $1.23       $1.46       4,794,371
               2006.....     $1.29       $1.23       5,521,156
               2005.....     $1.28       $1.29       5,325,162
               2004.....     $1.18       $1.28       4,706,270
               2003.....     $1.00(a)    $1.18       2,640,287
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $1.12       $1.32       2,181,002
               2008.....     $1.56       $1.12       2,263,699
               2007.....     $1.67       $1.56       2,788,745
               2006.....     $1.43       $1.67       2,459,110
               2005.....     $1.39       $1.43       1,450,188
               2004.....     $1.23       $1.39         741,335
               2003.....     $1.00(a)    $1.23         231,651
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.10       1,803,168
               2008.....     $1.05       $1.01       1,229,819
               2007.....     $1.00(s)    $1.05          39,597
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $1.16       $1.55       2,807,573
               2008.....     $2.06       $1.16       3,169,904
               2007.....     $1.78       $2.06       3,666,458
               2006.....     $1.62       $1.78       3,318,175
               2005.....     $1.41       $1.62       2,584,168
               2004.....     $1.25       $1.41       1,663,438
               2003.....     $1.00(a)    $1.25       1,179,277
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.93       $1.18       7,377,735
               2008.....     $1.64       $0.93       8,446,663
               2007.....     $1.65       $1.64       8,501,909
               2006.....     $1.40       $1.65       7,657,894
               2005.....     $1.34       $1.40       7,092,662
               2004.....     $1.23       $1.34       6,573,300
               2003.....     $1.00(a)    $1.23       3,670,197
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.02       1,124,785
               2008.....     $0.98       $0.72         411,529
               2007.....     $1.00(s)    $0.98          25,633
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.45       $1.99       1,649,104
               2008.....     $2.43       $1.45       1,939,987
               2007.....     $2.14       $2.43       2,323,426
               2006.....     $1.93       $2.14       2,318,803
               2005.....     $1.66       $1.93       2,023,312
               2004.....     $1.36       $1.66       1,362,874
               2003.....     $1.00(a)    $1.36         800,692

1.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.92       $1.18         264,655
               2008.....     $1.43       $0.92         274,320
               2007.....     $1.37       $1.43         328,115
               2006.....     $1.26       $1.37         355,402
               2005.....     $1.26       $1.26         329,364
               2004.....     $1.19       $1.26         256,475
               2003.....     $1.00(a)    $1.19          62,173
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76         642,836
               2008.....     $0.91       $0.60         462,047
               2007.....     $1.00(s)    $0.91         115,979
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.96       $1.36         540,239
               2008.....     $1.70       $0.96         619,687
               2007.....     $1.55       $1.70         632,618
               2006.....     $1.45       $1.55         624,297
               2005.....     $1.41       $1.45         636,437
               2004.....     $1.28       $1.41         633,145
               2003.....     $1.00(a)    $1.28         343,529
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $1.07       $1.33       1,195,899
               2008.....     $1.74       $1.07       1,514,302
               2007.....     $1.70       $1.74       1,915,479
               2006.....     $1.46       $1.70       1,634,724
               2005.....     $1.34       $1.46         927,869
               2004.....     $1.21       $1.34         676,052
               2003.....     $1.00(a)    $1.21         395,889
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.68       $2.85         996,481
               2008.....     $3.60       $1.68       1,159,584
               2007.....     $2.84       $3.60       1,260,903
               2006.....     $2.25       $2.84       1,314,107
               2005.....     $1.79       $2.25       1,005,484
               2004.....     $1.46       $1.79         593,571
               2003.....     $1.00(a)    $1.46         356,071
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.59       $0.73          50,211
               2008.....     $0.94       $0.59              --
               2007.....     $1.00(s)    $0.94              --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85       1,982,990
               2008.....     $0.97       $0.73       1,182,640
               2007.....     $1.00(s)    $0.97         519,511
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.99         437,742
               2008.....     $1.01       $0.93         290,718
               2007.....     $1.00(s)    $1.01           3,867
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78       1,082,331
               2008.....     $0.95       $0.64         548,452
               2007.....     $1.00(s)    $0.95         128,522
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.83       $0.91       1,569,128
               2008.....     $0.99       $0.83         678,556
               2007.....     $1.00(s)    $0.99          22,267




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.81       $1.06          22,314
               2008.....     $1.33       $0.81          44,527
               2007.....     $1.33       $1.33          72,710
               2006.....     $1.22       $1.33          77,029
               2005.....     $1.18       $1.22          98,839
               2004.....     $1.12       $1.18         124,506
               2003.....     $1.00(a)    $1.12         116,194
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.93       $1.11         433,031
               2008.....     $1.65       $0.93         520,709
               2007.....     $1.50       $1.65         584,830
               2006.....     $1.40       $1.50         430,134
               2005.....     $1.35       $1.40          54,438
               2004.....     $1.23       $1.35          86,086
               2003.....     $1.00(a)    $1.23          75,989
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $1.04       $1.31           5,208
               2008.....     $1.51       $1.04           6,974
               2007.....     $1.43       $1.51           6,907
               2006.....     $1.26       $1.43           7,101
               2005.....     $1.21       $1.26          35,649
               2004.....     $1.17       $1.21          47,595
               2003.....     $1.00(a)    $1.17          26,313
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.74         522,003
               2008.....     $0.92       $0.62         287,512
               2007.....     $1.00(s)    $0.92              --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.77       $2.18       5,889,266
               2008.....     $2.42       $1.77       5,512,314
               2007.....     $1.71       $2.42       5,585,970
               2006.....     $1.44       $1.71       3,917,191
               2005.....     $1.18       $1.44       1,758,400
               2004.....     $1.06       $1.18         422,800
               2003.....     $1.00(b)    $1.06          60,523
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.12       $1.25       2,371,524
               2008.....     $1.44       $1.12       2,807,504
               2007.....     $1.29       $1.44       3,557,196
               2006.....     $1.18       $1.29       3,667,368
               2005.....     $1.14       $1.18       3,478,462
               2004.....     $1.06       $1.14       3,108,825
               2003.....     $1.00(c)    $1.06         948,351
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.04       $1.28         306,046
               2008.....     $1.63       $1.04         351,251
               2007.....     $1.45       $1.63         409,167
               2006.....     $1.26       $1.45         368,810
               2005.....     $1.17       $1.26         119,512
               2004.....     $1.09       $1.17         112,876
               2003.....     $1.00(d)    $1.09          51,899
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.83       $1.41       2,059,256
               2008.....     $2.18       $0.83       2,119,975
               2007.....     $1.54       $2.18       1,796,569
               2006.....     $1.25       $1.54       1,488,223
               2005.....     $1.00(o)    $1.25         414,653
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.95       $1.19       4,438,695
               2008.....     $1.52       $0.95       4,791,336
               2007.....     $1.23       $1.52       4,925,902
               2006.....     $1.19       $1.23       3,861,700
               2005.....     $1.08       $1.19       2,330,557
               2004.....     $1.06       $1.08       1,450,216
               2003.....     $1.00(e)    $1.06         582,491

1.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.43       $1.93       5,104,058
               2008.....     $2.52       $1.43       5,752,054
               2007.....     $2.33       $2.52       6,040,240
               2006.....     $1.82       $2.33       5,632,294
               2005.....     $1.67       $1.82       5,092,514
               2004.....     $1.38       $1.67       3,792,773
               2003.....     $1.00(f)    $1.38       1,370,209
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.18       $1.47         313,255
               2008.....     $2.06       $1.18         431,841
               2007.....     $1.73       $2.06         502,229
               2006.....     $1.45       $1.73         442,986
               2005.....     $1.26       $1.45         353,381
               2004.....     $1.13       $1.26         244,032
               2003.....     $1.00(b)    $1.13         205,535
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $1.14       $1.59         407,892
               2008.....     $2.24       $1.14         471,579
               2007.....     $2.13       $2.24         496,068
               2006.....     $1.93       $2.13         523,139
               2005.....     $1.62       $1.93         503,868
               2004.....     $1.50       $1.62         478,281
               2003.....     $1.00(g)    $1.50         224,892
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.29          31,799
               2008.....     $1.42       $0.89          37,116
               2007.....     $1.28       $1.42          49,643
               2006.....     $1.20       $1.28          54,430
               2005.....     $1.00(o)    $1.20          23,464
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.23       $1.74         746,396
               2008.....     $1.89       $1.23         725,455
               2007.....     $1.54       $1.89         742,000
               2006.....     $1.45       $1.54         578,834
               2005.....     $1.26       $1.45         258,094
               2004.....     $1.10       $1.26          72,675
               2003.....     $1.00(b)    $1.10          38,833
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.93       $1.24       1,240,804
               2008.....     $1.56       $0.93       1,359,645
               2007.....     $1.39       $1.56       1,475,522
               2006.....     $1.35       $1.39       1,212,942
               2005.....     $1.21       $1.35         835,285
               2004.....     $1.08       $1.21         427,235
               2003.....     $1.00(h)    $1.08         108,753
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.29       $1.64       1,787,161
               2008.....     $1.77       $1.29       2,086,327
               2007.....     $1.88       $1.77       2,399,263
               2006.....     $1.63       $1.88       2,174,460
               2005.....     $1.59       $1.63       1,921,472
               2004.....     $1.41       $1.59       1,262,547
               2003.....     $1.00(i)    $1.41         370,380
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.96       $1.20         511,300
               2008.....     $1.47       $0.96         573,487
               2007.....     $1.47       $1.47         739,345
               2006.....     $1.28       $1.47         698,279
               2005.....     $1.24       $1.28         729,637
               2004.....     $1.10       $1.24         349,068
               2003.....     $1.00(j)    $1.10          86,562




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.22       $1.51         590,971
               2008.....     $1.47       $1.22         612,548
               2007.....     $1.36       $1.47         735,500
               2006.....     $1.25       $1.36         676,044
               2005.....     $1.18       $1.25         597,221
               2004.....     $1.10       $1.18         564,213
               2003.....     $1.00(a)    $1.10         286,543
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.16       $1.66       1,377,040
               2008.....     $2.11       $1.16       1,273,492
               2007.....     $1.57       $2.11       1,027,111
               2006.....     $1.46       $1.57         881,536
               2005.....     $1.32       $1.46       1,011,066
               2004.....     $1.13       $1.32         420,482
               2003.....     $1.00(a)    $1.13         269,977
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.69       $2.99       2,154,832
               2008.....     $3.60       $1.69       2,436,871
               2007.....     $2.86       $3.60       2,084,514
               2006.....     $1.98       $2.86       1,589,462
               2005.....     $1.52       $1.98         840,280
               2004.....     $1.30       $1.52         381,986
               2003.....     $1.00(a)    $1.30          66,911
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88         439,516
               2008.....     $0.95       $0.67         271,281
               2007.....     $1.00(s)    $0.95              --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.91       $1.24       1,293,626
               2008.....     $1.46       $0.91       1,277,113
               2007.....     $1.33       $1.46         893,919
               2006.....     $1.26       $1.33         148,618
               2005.....     $1.23       $1.26         137,198
               2004.....     $1.15       $1.23         141,463
               2003.....     $1.00(a)    $1.15         112,029
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.76       $1.05         106,830
               2008.....     $1.59       $0.76         128,419
               2007.....     $1.47       $1.59         109,348
               2006.....     $1.46       $1.47         146,758
               2005.....     $1.44       $1.46         152,758
               2004.....     $1.28       $1.44         161,473
               2003.....     $1.00(a)    $1.28         148,821
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.92       $1.48         635,262
               2008.....     $1.55       $0.92         769,583
               2007.....     $1.54       $1.55         928,791
               2006.....     $1.39       $1.54       1,129,237
               2005.....     $1.34       $1.39       1,274,103
               2004.....     $1.28       $1.34       1,398,160
               2003.....     $1.00(a)    $1.28         842,764
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.17       $1.42       3,292,882
               2008.....     $1.77       $1.17       2,738,548
               2007.....     $1.67       $1.77       1,779,016
               2006.....     $1.41       $1.67         731,896
               2005.....     $1.35       $1.41         712,081
               2004.....     $1.19       $1.35         367,813
               2003.....     $1.00(a)    $1.19         215,469
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74          91,758
               2008.....     $0.96       $0.57         146,391
               2007.....     $1.00(s)    $0.96              --

1.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.84       $1.20         179,748
               2008.....     $1.58       $0.84         200,936
               2007.....     $1.41       $1.58         191,880
               2006.....     $1.33       $1.41         212,183
               2005.....     $1.28       $1.33         264,366
               2004.....     $1.22       $1.28         173,296
               2003.....     $1.00(a)    $1.22          34,282
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.29       $0.35       6,732,426
               2008.....     $1.35       $0.29       5,091,144
               2007.....     $1.38       $1.35       4,067,103
               2006.....     $1.28       $1.38       3,401,733
               2005.....     $1.28       $1.28       3,038,206
               2004.....     $1.19       $1.28       2,736,329
               2003.....     $1.00(a)    $1.19       1,453,081
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.75          90,011
               2008.....     $0.91       $0.55          76,174
               2007.....     $1.00(s)    $0.91              --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.45       $1.98         185,551
               2008.....     $2.59       $1.45         250,409
               2007.....     $2.32       $2.59         332,098
               2006.....     $1.83       $2.32         357,513
               2005.....     $1.61       $1.83         307,998
               2004.....     $1.40       $1.61         256,975
               2003.....     $1.00(a)    $1.40          67,646
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.85       $1.08         489,928
               2008.....     $1.56       $0.85         515,800
               2007.....     $1.67       $1.56         605,372
               2006.....     $1.46       $1.67         663,496
               2005.....     $1.40       $1.46         766,337
               2004.....     $1.23       $1.40         546,196
               2003.....     $1.00(a)    $1.23          45,929
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.86       $1.10          87,131
               2008.....     $1.43       $0.86         153,726
               2007.....     $1.54       $1.43         175,480
               2006.....     $1.35       $1.54         169,867
               2005.....     $1.31       $1.35         178,570
               2004.....     $1.19       $1.31         190,596
               2003.....     $1.00(a)    $1.19         169,121
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.16       $1.42         634,352
               2008.....     $2.10       $1.16         745,460
               2007.....     $1.97       $2.10         845,901
               2006.....     $1.57       $1.97         985,677
               2005.....     $1.42       $1.57       1,215,767
               2004.....     $1.24       $1.42       1,420,434
               2003.....     $1.00(a)    $1.24       1,018,294
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.98       $1.28           7,917
               2008.....     $1.63       $0.98          12,759
               2007.....     $1.56       $1.63          69,947
               2006.....     $1.46       $1.56          59,967
               2005.....     $1.35       $1.46          77,161
               2004.....     $1.24       $1.35          59,411
               2003.....     $1.00(a)    $1.24          33,779




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.84       $1.36         87,451
               2008.....     $1.36       $0.84         69,829
               2007.....     $1.31       $1.36         64,895
               2006.....     $1.26       $1.31         76,556
               2005.....     $1.21       $1.26         72,195
               2004.....     $1.17       $1.21         76,797
               2003.....     $1.00(a)    $1.17         37,809
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69        563,184
               2008.....     $0.97       $0.41        393,001
               2007.....     $1.00(s)    $0.97         12,615
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75          7,764
               2008.....     $0.95       $0.55          4,482
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.77       $1.26         66,313
               2008.....     $1.54       $0.77         47,052
               2007.....     $1.34       $1.54         43,940
               2006.....     $1.33       $1.34         47,249
               2005.....     $1.25       $1.33         26,946
               2004.....     $1.19       $1.25         23,230
               2003.....     $1.00(a)    $1.19         25,563
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $1.01       $1.27        463,341
               2008.....     $1.59       $1.01        588,735
               2007.....     $1.66       $1.59        831,553
               2006.....     $1.45       $1.66        749,662
               2005.....     $1.41       $1.45        851,883
               2004.....     $1.22       $1.41        573,569
               2003.....     $1.00(a)    $1.22        429,513
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.13       $1.38        288,904
               2008.....     $1.69       $1.13        322,785
               2007.....     $1.68       $1.69        427,777
               2006.....     $1.47       $1.68        388,312
               2005.....     $1.36       $1.47        267,310
               2004.....     $1.21       $1.36        104,067
               2003.....     $1.00(a)    $1.21         47,240



1.60%Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.93       $1.06        307,660
               2008.....     $1.09       $0.93        257,694
               2007.....     $1.09       $1.09        319,812
               2006.....     $1.06       $1.09        263,033
               2005.....     $1.05       $1.06        193,308
               2004.....     $1.01       $1.05        210,026
               2003.....     $1.00(a)    $1.01        191,359
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.96       $1.28        102,706
               2008.....     $1.53       $0.96         93,848
               2007.....     $1.45       $1.53         94,625
               2006.....     $1.34       $1.45         86,467
               2005.....     $1.22       $1.34         51,797
               2004.....     $1.07       $1.22         57,742
               2003.....     $1.00(a)    $1.07         55,230

1.60% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.86       $1.07             --
               2008.....     $1.39       $0.86          5,659
               2007.....     $1.35       $1.39         11,489
               2006.....     $1.19       $1.35         16,114
               2005.....     $1.16       $1.19         16,199
               2004.....     $0.00       $1.16         16,286
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.05       $1.21         37,528
               2008.....     $1.02       $1.05         29,071
               2007.....     $0.95       $1.02         44,234
               2006.....     $0.00       $0.95          3,474
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.06       $1.05         53,947
               2008.....     $1.06       $1.06         53,277
               2007.....     $1.02       $1.06         64,180
               2006.....     $1.00       $1.02         61,995
               2005.....     $0.99       $1.00         67,873
               2004.....     $1.00       $0.99         72,925
               2003.....     $1.00(a)    $1.00         57,536
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.95       $1.01         47,806
               2008.....     $1.11       $0.95         36,755
               2007.....     $1.09       $1.11         41,681
               2006.....     $1.05       $1.09         35,444
               2005.....     $1.04       $1.05         33,159
               2004.....     $0.00       $1.04         19,615
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.04       $1.27         48,008
               2008.....     $1.66       $1.04         42,771
               2007.....     $2.00       $1.66         40,183
               2006.....     $1.56       $2.00         35,737
               2005.....     $1.42       $1.56         25,936
               2004.....     $1.07       $1.42         29,146
               2003.....     $1.00(a)    $1.07         30,191
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56             --
               2008.....     $0.92       $0.42             --
               2007.....     $1.00(s)    $0.92             --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.88       $1.02             --
               2008.....     $1.37       $0.88             --
               2007.....     $1.00(s)    $1.37             --
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.73       $0.97        129,094
               2008.....     $1.27       $0.73        138,201
               2007.....     $1.07       $1.27        153,214
               2006.....     $1.12       $1.07        227,300
               2005.....     $1.12       $1.12        175,163
               2004.....     $1.03       $1.12        191,676
               2003.....     $1.00(a)    $1.03        181,244
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.99       $1.16         23,487
               2008.....     $1.37       $0.99         33,027
               2007.....     $1.47       $1.37         33,040
               2006.....     $0.00       $1.47         44,335
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.10         23,273
               2008.....     $1.05       $1.01             --
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.98       $1.31             --
               2008.....     $1.74       $0.98             --
               2007.....     $1.00(s)    $1.74             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.82       $1.04        227,575
               2008.....     $1.45       $0.82        236,648
               2007.....     $1.46       $1.45        240,526
               2006.....     $1.23       $1.46        242,985
               2005.....     $1.19       $1.23        217,131
               2004.....     $1.09       $1.19        238,707
               2003.....     $1.00(a)    $1.09        220,804
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.02          9,252
               2008.....     $0.98       $0.72             --
               2007.....     $1.00(s)    $0.98             --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.17       $1.61             --
               2008.....     $1.96       $1.17             --
               2007.....     $1.00(s)    $1.96             --
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.82       $1.05             --
               2008.....     $1.27       $0.82             --
               2007.....     $1.00(s)    $1.27             --
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76         15,598
               2008.....     $0.91       $0.60             --
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.79       $1.12             --
               2008.....     $1.40       $0.79             --
               2007.....     $1.00(s)    $1.40             --
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.95       $1.18             --
               2008.....     $1.54       $0.95             --
               2007.....     $1.00(s)    $1.54             --
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.26       $2.14          8,027
               2008.....     $2.70       $1.26         12,380
               2007.....     $2.13       $2.70          9,789
               2006.....     $1.69       $2.13         18,615
               2005.....     $1.35       $1.69            426
               2004.....     $0.00       $1.35            192
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.59       $0.73             --
               2008.....     $0.94       $0.59             --
               2007.....     $1.00(s)    $0.94             --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85        293,314
               2008.....     $0.97       $0.73             --
               2007.....     $1.00(s)    $0.97             --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.99             --
               2008.....     $1.01       $0.93             --
               2007.....     $1.00(s)    $1.01             --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78             --
               2008.....     $0.95       $0.64             --
               2007.....     $1.00(s)    $0.95             --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.83       $0.91             --
               2008.....     $0.99       $0.83             --
               2007.....     $1.00(s)    $0.99             --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.75       $0.98             --
               2008.....     $1.24       $0.75             --
               2007.....     $1.00(s)    $1.24             --

1.60% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.80       $0.95          7,764
               2008.....     $1.42       $0.80         14,500
               2007.....     $1.29       $1.42         13,105
               2006.....     $0.00       $1.29          3,884
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.93       $1.17             --
               2008.....     $1.35       $0.93             --
               2007.....     $1.00(s)    $1.35             --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.74         28,786
               2008.....     $0.92       $0.62             --
               2007.....     $1.00(s)    $0.92             --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.76       $2.17         38,991
               2008.....     $2.41       $1.76         41,923
               2007.....     $1.70       $2.41         39,857
               2006.....     $1.44       $1.70         46,676
               2005.....     $1.18       $1.44         49,605
               2004.....     $0.00       $1.18         36,165
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.11       $1.23         67,373
               2008.....     $1.43       $1.11         66,353
               2007.....     $1.27       $1.43         65,585
               2006.....     $1.16       $1.27         60,806
               2005.....     $1.13       $1.16         59,625
               2004.....     $0.00       $1.13         36,701
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.03       $1.26             --
               2008.....     $1.61       $1.03             --
               2007.....     $1.00(s)    $1.61             --
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.82       $1.41             --
               2008.....     $2.17       $0.82             --
               2007.....     $1.00(s)    $2.17             --
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.94       $1.17         87,815
               2008.....     $1.49       $0.94         79,909
               2007.....     $1.21       $1.49         81,423
               2006.....     $0.00       $1.21         69,487
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.13       $1.52        122,494
               2008.....     $1.98       $1.13        113,874
               2007.....     $1.84       $1.98        113,407
               2006.....     $1.44       $1.84        111,393
               2005.....     $1.32       $1.44         83,948
               2004.....     $1.09       $1.32         93,865
               2003.....     $1.00(f)    $1.09         93,002
              IVY FUNDS VIP INTERNATIONAL
               GROWTH SUB-ACCOUNT(M)(W):
               2009.....     $1.12       $1.40             --
               2008.....     $1.97       $1.12             --
               2007.....     $1.00(s)    $1.97             --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.81       $1.12             --
               2008.....     $1.57       $0.81             --
               2007.....     $1.00(s)    $1.57             --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.29             --
               2008.....     $1.42       $0.89             --
               2007.....     $1.00(s)    $1.42             --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.19       $1.69             --
               2008.....     $1.83       $1.19             --
               2007.....     $1.00(s)    $1.83             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.92       $1.21         17,643
               2008.....     $1.53       $0.92         18,692
               2007.....     $1.37       $1.53         16,622
               2006.....     $0.00       $1.37         11,764
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.02       $1.29         22,638
               2008.....     $1.40       $1.02         23,229
               2007.....     $1.48       $1.40         25,821
               2006.....     $1.29       $1.48         19,551
               2005.....     $0.00       $1.29          1,711
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.94       $1.17             --
               2008.....     $1.44       $0.94             --
               2007.....     $1.00(s)    $1.44             --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.14       $1.41         10,990
               2008.....     $1.38       $1.14             --
               2007.....     $1.00(s)    $1.38             --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.06       $1.53             --
               2008.....     $1.94       $1.06             --
               2007.....     $1.00(s)    $1.94             --
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.36       $2.40         35,947
               2008.....     $2.90       $1.36         40,345
               2007.....     $2.30       $2.90         30,326
               2006.....     $1.59       $2.30         27,187
               2005.....     $0.00       $1.59          1,339
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88         10,215
               2008.....     $0.95       $0.67             --
               2007.....     $1.00(s)    $0.95             --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.81       $1.11         64,487
               2008.....     $1.30       $0.81         48,570
               2007.....     $0.00       $1.30         47,875
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.62       $0.86             --
               2008.....     $1.29       $0.62             --
               2007.....     $1.00(s)    $1.29             --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.73       $1.18         42,327
               2008.....     $1.23       $0.73         43,654
               2007.....     $1.22       $1.23         47,943
               2006.....     $1.10       $1.22         54,095
               2005.....     $1.07       $1.10         61,706
               2004.....     $1.02       $1.07         70,205
               2003.....     $1.00(a)    $1.02         66,625
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.07       $1.29        118,231
               2008.....     $1.62       $1.07         65,030
               2007.....     $0.00       $1.62         65,071
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74             --
               2008.....     $0.96       $0.57             --
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.73       $1.03             --
               2008.....     $1.36       $0.73             --
               2007.....     $1.00(s)    $1.36             --

1.60% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.25       $0.31         83,133
               2008.....     $1.17       $0.25         91,610
               2007.....     $1.19       $1.17         70,715
               2006.....     $1.11       $1.19         62,952
               2005.....     $1.11       $1.11         70,254
               2004.....     $1.03       $1.11         77,562
               2003.....     $1.00(a)    $1.03         71,714
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74             --
               2008.....     $0.91       $0.55             --
               2007.....     $1.00(s)    $0.91             --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.11       $1.51             --
               2008.....     $2.59       $1.11             --
               2007.....     $2.32       $2.59        332,098
               2006.....     $1.83       $2.32        357,513
               2005.....     $1.21       $1.83        307,998
               2004.....     $1.40       $1.21         76,797
               2003.....     $1.00(a)    $1.40         67,646
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.75       $0.95             --
               2008.....     $1.38       $0.75             --
               2007.....     $1.00(s)    $1.38             --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.78       $0.99             --
               2008.....     $1.29       $0.78             --
               2007.....     $1.00(s)    $1.29             --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.00       $1.23         40,453
               2008.....     $1.82       $1.00         40,878
               2007.....     $1.71       $1.82         43,829
               2006.....     $1.36       $1.71         49,098
               2005.....     $1.23       $1.36         57,255
               2004.....     $1.08       $1.23         66,096
               2003.....     $1.00(a)    $1.08         57,509
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.81       $1.06             --
               2008.....     $1.35       $0.81             --
               2007.....     $1.00(s)    $1.35             --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.74       $1.19             --
               2008.....     $1.19       $0.74             --
               2007.....     $1.00(s)    $1.19             --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69         10,035
               2008.....     $0.97       $0.41             --
               2007.....     $1.00(s)    $0.97             --
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75             --
               2008.....     $0.95       $0.55             --
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.66       $1.07             --
               2008.....     $1.31       $0.66             --
               2007.....     $1.00(s)    $1.31             --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.88       $1.12             --
               2008.....     $1.40       $0.88             --
               2007.....     $1.00(s)    $1.40             --
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.01       $1.23             --
               2008.....     $1.51       $1.01             --
               2007.....     $1.00(s)    $1.51             --





1.65% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.93       $1.05       2,462,967
               2008.....     $1.09       $0.93       1,637,426
               2007.....     $1.08       $1.09       1,313,297
               2006.....     $1.05       $1.08         603,855
               2005.....     $1.04       $1.05         466,644
               2004.....     $1.01       $1.04         185,652
               2003.....     $1.00(a)    $1.01          20,302
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $1.16       $1.56         600,643
               2008.....     $1.87       $1.16         433,048
               2007.....     $1.77       $1.87         295,795
               2006.....     $1.63       $1.77         142,549
               2005.....     $1.48       $1.63         122,775
               2004.....     $1.30       $1.48          43,847
               2003.....     $1.00(a)    $1.30           8,283
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.98       $1.21          10,864
               2008.....     $1.58       $0.98           3,346
               2007.....     $0.00       $1.58           3,052
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.05       $1.21         573,666
               2008.....     $1.02       $1.05         379,601
               2007.....     $0.95       $1.02         360,983
               2006.....     $0.93       $0.95         154,304
               2005.....     $1.00(o)    $0.93          47,969
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.05       $1.04         490,108
               2008.....     $1.05       $1.05         568,691
               2007.....     $1.02       $1.05         490,622
               2006.....     $0.99       $1.02         352,498
               2005.....     $0.98       $0.99         337,124
               2004.....     $0.00       $0.98         270,850
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.95       $1.00         357,814
               2008.....     $1.10       $0.95         215,994
               2007.....     $1.09       $1.10         149,877
               2006.....     $0.00       $1.09          11,356
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.28       $1.56         313,206
               2008.....     $2.04       $1.28         209,649
               2007.....     $2.46       $2.04         148,887
               2006.....     $1.91       $2.46          82,407
               2005.....     $1.75       $1.91          54,346
               2004.....     $1.31       $1.75          26,134
               2003.....     $1.00(a)    $1.31           3,861
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56              --
               2008.....     $0.92       $0.42              --
               2007.....     $1.00(s)    $0.92              --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $1.01       $1.18              --
               2008.....     $1.58       $1.01              --
               2007.....     $1.00(s)    $1.58              --
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.83       $1.10         240,861
               2008.....     $1.45       $0.83         291,053
               2007.....     $1.22       $1.45         319,724
               2006.....     $1.28       $1.22         358,773
               2005.....     $1.28       $1.28         326,366
               2004.....     $1.18       $1.28         147,237
               2003.....     $1.00(a)    $1.18          26,145

1.65% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $1.12       $1.32        344,005
               2008.....     $1.56       $1.12        221,666
               2007.....     $1.68       $1.56        224,064
               2006.....     $1.44       $1.68        251,243
               2005.....     $1.39       $1.44        102,233
               2004.....     $0.00       $1.39         30,745
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.10        334,716
               2008.....     $1.05       $1.01          4,665
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $1.15       $1.53        109,964
               2008.....     $2.03       $1.15         91,967
               2007.....     $1.76       $2.03        120,203
               2006.....     $1.61       $1.76        109,915
               2005.....     $1.40       $1.61          9,282
               2004.....     $0.00       $1.40          9,323
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.94       $1.21        777,383
               2008.....     $1.68       $0.94        696,939
               2007.....     $1.68       $1.68        515,939
               2006.....     $1.43       $1.68        388,438
               2005.....     $1.37       $1.43        360,897
               2004.....     $1.26       $1.37        211,201
               2003.....     $1.00(a)    $1.26         32,295
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.02        583,453
               2008.....     $0.98       $0.72         71,990
               2007.....     $1.00(s)    $0.98             --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.48       $2.03         47,367
               2008.....     $2.48       $1.48         49,725
               2007.....     $2.19       $2.48         55,559
               2006.....     $1.98       $2.19         49,151
               2005.....     $1.71       $1.98          8,549
               2004.....     $0.00       $1.71          7,017
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.19         14,414
               2008.....     $1.44       $0.93          3,305
               2007.....     $1.38       $1.44         11,792
               2006.....     $1.27       $1.38         13,219
               2005.....     $1.28       $1.27         14,983
               2004.....     $0.00       $1.28         15,051
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76        232,706
               2008.....     $0.91       $0.60         32,342
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.98       $1.39             --
               2008.....     $1.40       $0.98             --
               2007.....     $1.00(s)    $1.40             --
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $1.06       $1.31         21,240
               2008.....     $1.71       $1.06         16,032
               2007.....     $1.68       $1.71         17,819
               2006.....     $0.00       $1.68         15,118
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.65       $2.80         44,089
               2008.....     $3.55       $1.65         53,013
               2007.....     $2.80       $3.55         48,753
               2006.....     $2.22       $2.80         49,163
               2005.....     $1.77       $2.22         38,065
               2004.....     $1.45       $1.77          5,309
               2003.....     $1.00(a)    $1.45          3,934




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.73         471,127
               2008.....     $0.94       $0.58              --
               2007.....     $1.00(s)    $0.94              --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85       1,590,284
               2008.....     $0.97       $0.73         401,334
               2007.....     $1.00(s)    $0.97         385,940
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.99       1,121,699
               2008.....     $1.00       $0.93          10,466
               2007.....     $1.00(s)    $1.00              --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78         436,751
               2008.....     $0.95       $0.64              --
               2007.....     $1.00(s)    $0.95              --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.83       $0.91       1,436,199
               2008.....     $0.99       $0.83         330,174
               2007.....     $1.00(s)    $0.99              --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.80       $1.06              --
               2008.....     $1.33       $0.80              --
               2007.....     $1.00(s)    $1.33              --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.94       $1.11          73,534
               2008.....     $1.66       $0.94          76,199
               2007.....     $1.51       $1.66          72,739
               2006.....     $0.00       $1.51          23,517
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $1.04       $1.31              --
               2008.....     $1.52       $1.04              --
               2007.....     $1.00(s)    $1.52              --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.74         363,919
               2008.....     $0.92       $0.62          62,111
               2007.....     $1.00(s)    $0.92              --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.76       $2.16          89,512
               2008.....     $2.41       $1.76          83,907
               2007.....     $1.70       $2.41          48,795
               2006.....     $1.44       $1.70          30,444
               2005.....     $0.00       $1.44           5,838
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.12       $1.25           5,772
               2008.....     $1.44       $1.12           5,801
               2007.....     $1.29       $1.44           5,829
               2006.....     $1.18       $1.29           5,026
               2005.....     $1.14       $1.18           5,049
               2004.....     $0.00       $1.14          22,681
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.04       $1.27              --
               2008.....     $1.62       $1.04              --
               2007.....     $1.00(s)    $1.62              --
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.82       $1.41          38,775
               2008.....     $2.17       $0.82         114,933
               2007.....     $1.54       $2.17          18,147
               2006.....     $1.25       $1.54           7,059
               2005.....     $1.00(o)    $1.25           6,070

1.65% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.95       $1.18        866,572
               2008.....     $1.51       $0.95        561,198
               2007.....     $1.22       $1.51        424,994
               2006.....     $1.18       $1.22        219,121
               2005.....     $0.00       $1.18        127,588
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.47       $1.97        630,710
               2008.....     $2.58       $1.47        443,768
               2007.....     $2.39       $2.58        327,940
               2006.....     $1.87       $2.39        234,586
               2005.....     $1.71       $1.87        211,140
               2004.....     $1.42       $1.71         91,982
               2003.....     $1.00(f)    $1.42         11,995
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.17       $1.46             --
               2008.....     $2.05       $1.17             --
               2007.....     $1.00(s)    $2.05             --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $1.12       $1.56            372
               2008.....     $0.00       $1.12            375
               2007.....     $2.09       $2.19             --
               2006.....     $1.90       $2.09             --
               2005.....     $0.00       $1.90          4,213
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.28            713
               2008.....     $1.42       $0.89             --
               2007.....     $1.00(s)    $1.42             --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.22       $1.73          1,741
               2008.....     $1.88       $1.22         10,022
               2007.....     $0.00       $1.88          8,752
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.93       $1.23         52,666
               2008.....     $1.55       $0.93         53,815
               2007.....     $1.39       $1.55         42,837
               2006.....     $1.34       $1.39         14,952
               2005.....     $0.00       $1.34          3,050
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.34       $1.70        187,424
               2008.....     $1.84       $1.34        216,411
               2007.....     $1.96       $1.84        194,115
               2006.....     $1.70       $1.96        117,379
               2005.....     $1.66       $1.70         96,860
               2004.....     $0.00       $1.66         39,748
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.95       $1.19          1,889
               2008.....     $1.47       $0.95             --
               2007.....     $1.00(s)    $1.47             --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.20       $1.48         84,884
               2008.....     $1.45       $1.20             --
               2007.....     $1.00(s)    $1.45             --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.18       $1.70         22,919
               2008.....     $2.16       $1.18         28,576
               2007.....     $1.61       $2.16         22,961
               2006.....     $1.50       $1.61         17,327
               2005.....     $1.35       $1.50         33,308
               2004.....     $0.00       $1.35         27,068




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.75       $3.08         369,204
               2008.....     $3.73       $1.75         312,169
               2007.....     $2.96       $3.73         200,109
               2006.....     $2.05       $2.96         122,441
               2005.....     $1.58       $2.05          73,369
               2004.....     $0.00       $1.58          20,125
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88         172,523
               2008.....     $0.95       $0.67          27,098
               2007.....     $1.00(s)    $0.95              --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.90       $1.23         515,378
               2008.....     $1.45       $0.90         295,488
               2007.....     $1.00(s)    $1.45              --
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.75       $1.04              --
               2008.....     $1.57       $0.75              --
               2007.....     $1.00(s)    $1.57              --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.91       $1.46           7,130
               2008.....     $1.53       $0.91           7,282
               2007.....     $1.52       $1.53           7,588
               2006.....     $1.37       $1.52          20,817
               2005.....     $1.33       $1.37          20,834
               2004.....     $1.27       $1.33          23,116
               2003.....     $1.00(a)    $1.27          13,004
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.20       $1.44       1,138,442
               2008.....     $1.81       $1.20         564,474
               2007.....     $1.71       $1.81         309,221
               2006.....     $1.44       $1.71          16,675
               2005.....     $0.00       $1.44          15,401
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74              --
               2008.....     $0.96       $0.57              --
               2007.....     $1.00(s)    $0.96              --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.84       $1.20           3,233
               2008.....     $1.58       $0.84           3,248
               2007.....     $1.41       $1.58          11,587
               2006.....     $1.33       $1.41          12,990
               2005.....     $1.29       $1.33          14,723
               2004.....     $0.00       $1.29          14,789
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.26       $0.33         911,090
               2008.....     $1.25       $0.26         631,799
               2007.....     $1.27       $1.25         304,659
               2006.....     $1.19       $1.27         175,934
               2005.....     $1.18       $1.19         151,973
               2004.....     $0.00       $1.18          57,073
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74              --
               2008.....     $0.91       $0.55              --
               2007.....     $1.00(s)    $0.91              --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.52       $2.07           3,368
               2008.....     $2.71       $1.52           3,383
               2007.....     $2.44       $2.71           3,398
               2006.....     $0.00       $2.44           3,414
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.88       $1.12              --
               2008.....     $1.63       $0.88              --
               2007.....     $1.00(s)    $1.63              --

1.65% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.88       $1.13             --
               2008.....     $1.46       $0.88             --
               2007.....     $1.00(s)    $1.46             --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.18       $1.45         42,552
               2008.....     $2.14       $1.18         47,788
               2007.....     $2.01       $2.14         40,790
               2006.....     $1.60       $2.01         23,271
               2005.....     $1.45       $1.60         24,917
               2004.....     $1.27       $1.45         28,910
               2003.....     $1.00(a)    $1.27         14,631
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.97       $1.26             --
               2008.....     $1.60       $0.97             --
               2007.....     $1.00(s)    $1.60             --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.84       $1.35             --
               2008.....     $1.36       $0.84             --
               2007.....     $1.00(s)    $1.36             --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69        143,169
               2008.....     $0.97       $0.41         13,349
               2007.....     $1.00(s)    $0.97          2,705
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75             --
               2008.....     $0.95       $0.55             --
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.76       $1.24             --
               2008.....     $1.52       $0.76             --
               2007.....     $1.00(s)    $1.52             --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $1.02       $1.29         10,028
               2008.....     $1.62       $1.02         12,256
               2007.....     $1.69       $1.62         21,075
               2006.....     $0.00       $1.69          9,602
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.15       $1.41            988
               2008.....     $1.73       $1.15            994
               2007.....     $0.00       $1.73            864



1.70%Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.92       $1.05      13,052,833
               2008.....     $1.09       $0.92      13,151,431
               2007.....     $1.08       $1.09      14,783,673
               2006.....     $1.05       $1.08      11,790,654
               2005.....     $1.04       $1.05       9,253,678
               2004.....     $1.01       $1.04       5,289,252
               2003.....     $1.00(a)    $1.01       1,538,397
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $1.16       $1.56       3,328,733
               2008.....     $1.86       $1.16       3,423,340
               2007.....     $1.76       $1.86       3,156,883
               2006.....     $1.63       $1.76       2,762,473
               2005.....     $1.48       $1.63       2,238,424
               2004.....     $1.30       $1.48       1,471,016
               2003.....     $1.00(a)    $1.30         382,795




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.97       $1.21       4,517,710
               2008.....     $1.58       $0.97       4,913,746
               2007.....     $1.53       $1.58       5,173,379
               2006.....     $1.35       $1.53       5,300,589
               2005.....     $1.31       $1.35       5,678,086
               2004.....     $1.21       $1.31       4,154,422
               2003.....     $1.00(a)    $1.21       1,181,325
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.04       $1.21       2,440,397
               2008.....     $1.02       $1.04       2,463,687
               2007.....     $0.95       $1.02       2,347,660
               2006.....     $0.93       $0.95         952,267
               2005.....     $1.00(o)    $0.93         222,153
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.05       $1.03       2,261,693
               2008.....     $1.05       $1.05       3,432,132
               2007.....     $1.02       $1.05       2,850,683
               2006.....     $0.99       $1.02       2,035,522
               2005.....     $0.98       $0.99       1,808,714
               2004.....     $0.99       $0.98         974,107
               2003.....     $1.00(a)    $0.99         233,527
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.94       $1.00       4,324,404
               2008.....     $1.10       $0.94       4,163,918
               2007.....     $1.09       $1.10       5,085,179
               2006.....     $1.05       $1.09       4,423,916
               2005.....     $1.04       $1.05       3,664,514
               2004.....     $1.01       $1.04       2,365,978
               2003.....     $1.00(a)    $1.01         911,037
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.27       $1.56       2,916,401
               2008.....     $2.03       $1.27       2,760,243
               2007.....     $2.45       $2.03       2,777,457
               2006.....     $1.91       $2.45       2,574,038
               2005.....     $1.75       $1.91       2,317,858
               2004.....     $1.31       $1.75       1,670,941
               2003.....     $1.00(a)    $1.31         441,220
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56          41,281
               2008.....     $0.92       $0.42          23,789
               2007.....     $1.00(s)    $0.92              --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $1.01       $1.17         403,425
               2008.....     $1.58       $1.01         394,356
               2007.....     $1.61       $1.58         432,846
               2006.....     $1.40       $1.61         226,345
               2005.....     $1.36       $1.40         290,791
               2004.....     $1.23       $1.36         283,191
               2003.....     $1.00(a)    $1.23         151,402
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.83       $1.10       5,126,258
               2008.....     $1.45       $0.83       5,422,472
               2007.....     $1.22       $1.45       6,176,887
               2006.....     $1.28       $1.22       6,819,735
               2005.....     $1.28       $1.28       5,876,922
               2004.....     $1.18       $1.28       3,754,559
               2003.....     $1.00(a)    $1.18         922,992
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $1.12       $1.32       2,990,729
               2008.....     $1.56       $1.12       2,873,310
               2007.....     $1.67       $1.56       3,480,751
               2006.....     $1.44       $1.67       2,811,901
               2005.....     $1.39       $1.44       1,730,385
               2004.....     $1.24       $1.39         580,530
               2003.....     $1.00(a)    $1.24         124,726

1.70% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.10       1,173,217
               2008.....     $1.05       $1.01         615,150
               2007.....     $1.00(s)    $1.05          19,618
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $1.14       $1.52       2,648,513
               2008.....     $2.03       $1.14       2,693,112
               2007.....     $1.76       $2.03       3,061,110
               2006.....     $1.61       $1.76       2,647,282
               2005.....     $1.40       $1.61       1,679,816
               2004.....     $1.24       $1.40         923,027
               2003.....     $1.00(a)    $1.24         363,140
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.94       $1.20       8,505,675
               2008.....     $1.67       $0.94       8,747,907
               2007.....     $1.68       $1.67       8,494,618
               2006.....     $1.43       $1.68       8,252,528
               2005.....     $1.37       $1.43       7,116,883
               2004.....     $1.26       $1.37       5,203,621
               2003.....     $1.00(a)    $1.26       1,354,249
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.02       1,043,302
               2008.....     $0.98       $0.72         365,738
               2007.....     $1.00(s)    $0.98         156,712
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.47       $2.02       1,605,826
               2008.....     $2.48       $1.47       1,701,352
               2007.....     $2.19       $2.48       2,074,486
               2006.....     $1.98       $2.19       2,017,209
               2005.....     $1.70       $1.98       1,852,044
               2004.....     $1.39       $1.70       1,196,091
               2003.....     $1.00(a)    $1.39         510,083
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.18         363,498
               2008.....     $1.44       $0.93         406,380
               2007.....     $1.38       $1.44         486,566
               2006.....     $1.27       $1.38         556,548
               2005.....     $1.27       $1.27         682,105
               2004.....     $1.20       $1.27         372,121
               2003.....     $1.00(a)    $1.20          83,011
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76         570,254
               2008.....     $0.91       $0.60         253,515
               2007.....     $1.00(s)    $0.91          43,289
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.98       $1.38         503,254
               2008.....     $1.73       $0.98         454,301
               2007.....     $1.59       $1.73         593,559
               2006.....     $1.48       $1.59         611,613
               2005.....     $1.44       $1.48         644,546
               2004.....     $1.31       $1.44         541,409
               2003.....     $1.00(a)    $1.31         192,554
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $1.05       $1.31         480,939
               2008.....     $1.71       $1.05         609,661
               2007.....     $1.68       $1.71         701,514
               2006.....     $1.44       $1.68         538,229
               2005.....     $1.32       $1.44         365,868
               2004.....     $1.20       $1.32         241,367
               2003.....     $1.00(a)    $1.20         115,090




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.65       $2.79       1,376,597
               2008.....     $3.54       $1.65       1,234,246
               2007.....     $2.80       $3.54       1,252,016
               2006.....     $2.22       $2.80       1,308,757
               2005.....     $1.77       $2.22       1,315,317
               2004.....     $1.44       $1.77         335,022
               2003.....     $1.00(a)    $1.44         111,633
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.73         181,671
               2008.....     $0.94       $0.58              --
               2007.....     $1.00(s)    $0.94          26,859
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.73       $0.85       2,949,212
               2008.....     $0.97       $0.73       1,857,719
               2007.....     $1.00(s)    $0.97         583,999
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.99         249,450
               2008.....     $1.01       $0.93          99,512
               2007.....     $1.00(s)    $1.01              --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.78       2,019,841
               2008.....     $0.95       $0.64         378,264
               2007.....     $1.00(s)    $0.95          55,761
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.91         640,071
               2008.....     $0.99       $0.82         213,333
               2007.....     $1.00(s)    $0.99         149,746
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.80       $1.05         202,900
               2008.....     $1.33       $0.80         201,984
               2007.....     $1.32       $1.33         265,686
               2006.....     $1.22       $1.32         257,509
               2005.....     $1.18       $1.22         238,153
               2004.....     $1.12       $1.18         248,288
               2003.....     $1.00(a)    $1.12         142,812
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.93       $1.11         577,030
               2008.....     $1.65       $0.93         564,933
               2007.....     $1.51       $1.65         648,441
               2006.....     $1.41       $1.51         457,693
               2005.....     $1.35       $1.41          92,170
               2004.....     $1.24       $1.35          74,235
               2003.....     $1.00(a)    $1.24           5,610
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $1.04       $1.30          27,155
               2008.....     $1.51       $1.04          30,737
               2007.....     $1.43       $1.51          34,451
               2006.....     $1.26       $1.43          38,841
               2005.....     $1.22       $1.26          36,467
               2004.....     $1.18       $1.22          37,975
               2003.....     $1.00(a)    $1.18          15,983
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.74         569,256
               2008.....     $0.92       $0.62         211,522
               2007.....     $1.00(s)    $0.92              --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.75       $2.16       3,901,747
               2008.....     $2.41       $1.75       3,593,434
               2007.....     $1.70       $2.41       3,105,702
               2006.....     $1.44       $1.70       2,474,448
               2005.....     $1.18       $1.44       1,042,781
               2004.....     $0.00       $1.18         235,319

1.70% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.11       $1.24       1,539,525
               2008.....     $1.44       $1.11       1,949,620
               2007.....     $1.28       $1.44       2,252,042
               2006.....     $1.17       $1.28       2,034,305
               2005.....     $1.14       $1.17       1,568,656
               2004.....     $1.06       $1.14       1,408,023
               2003.....     $1.00(c)    $1.06         395,110
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.04       $1.26         155,861
               2008.....     $1.62       $1.04         137,943
               2007.....     $1.44       $1.62         120,061
               2006.....     $1.25       $1.44         116,187
               2005.....     $1.17       $1.25          61,641
               2004.....     $1.09       $1.17          46,333
               2003.....     $1.00(d)    $1.09          35,621
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.82       $1.40       2,724,862
               2008.....     $2.17       $0.82       2,131,965
               2007.....     $1.54       $2.17       1,920,285
               2006.....     $1.25       $1.54       1,582,981
               2005.....     $1.00(o)    $1.25         659,356
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.95       $1.18       4,305,267
               2008.....     $1.51       $0.95       4,166,277
               2007.....     $1.22       $1.51       4,299,919
               2006.....     $1.18       $1.22       3,851,250
               2005.....     $1.08       $1.18       2,234,993
               2004.....     $1.06       $1.08         997,292
               2003.....     $1.00(e)    $1.06         247,588
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.46       $1.97       5,614,915
               2008.....     $2.57       $1.46       5,847,589
               2007.....     $2.38       $2.57       5,916,778
               2006.....     $1.87       $2.38       5,558,988
               2005.....     $1.71       $1.87       4,978,278
               2004.....     $1.42       $1.71       3,055,751
               2003.....     $1.00(f)    $1.42         864,650
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.17       $1.45         429,053
               2008.....     $2.05       $1.17         427,178
               2007.....     $1.72       $2.05         412,642
               2006.....     $1.45       $1.72         431,261
               2005.....     $1.26       $1.45         325,779
               2004.....     $1.13       $1.26         115,527
               2003.....     $1.00(b)    $1.13          43,064
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $1.12       $1.55         110,218
               2008.....     $2.19       $1.12         132,054
               2007.....     $2.09       $2.19         169,485
               2006.....     $1.89       $2.09         156,551
               2005.....     $1.59       $1.89         121,080
               2004.....     $1.47       $1.59         124,781
               2003.....     $1.00(g)    $1.47          55,649
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.28          55,146
               2008.....     $1.42       $0.89          32,032
               2007.....     $1.28       $1.42          31,357
               2006.....     $0.00       $1.28          31,507




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.22       $1.72       1,149,233
               2008.....     $1.88       $1.22       1,147,429
               2007.....     $1.53       $1.88       1,086,494
               2006.....     $1.45       $1.53         858,679
               2005.....     $1.26       $1.45         439,177
               2004.....     $1.10       $1.26         390,531
               2003.....     $1.00(b)    $1.10         143,928
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.92       $1.22       1,208,225
               2008.....     $1.55       $0.92       1,345,370
               2007.....     $1.39       $1.55       1,431,701
               2006.....     $1.34       $1.39       1,281,578
               2005.....     $1.21       $1.34       1,011,613
               2004.....     $1.08       $1.21         496,089
               2003.....     $1.00(h)    $1.08         197,520
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.34       $1.70       2,220,067
               2008.....     $1.84       $1.34       2,388,572
               2007.....     $1.95       $1.84       2,790,209
               2006.....     $1.70       $1.95       2,465,970
               2005.....     $1.66       $1.70       2,188,356
               2004.....     $1.47       $1.66       1,079,340
               2003.....     $1.00(i)    $1.47         227,043
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.95       $1.19         592,036
               2008.....     $1.46       $0.95         679,301
               2007.....     $1.46       $1.46         803,159
               2006.....     $1.27       $1.46         694,871
               2005.....     $1.24       $1.27         575,915
               2004.....     $1.10       $1.24         256,571
               2003.....     $1.00(j)    $1.10         127,229
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.19       $1.47         287,279
               2008.....     $1.45       $1.19         252,861
               2007.....     $1.33       $1.45         263,893
               2006.....     $1.23       $1.33         317,698
               2005.....     $1.16       $1.23         233,418
               2004.....     $1.09       $1.16         144,922
               2003.....     $1.00(a)    $1.09         198,162
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.18       $1.69       1,531,184
               2008.....     $2.15       $1.18       1,651,669
               2007.....     $1.60       $2.15       1,058,134
               2006.....     $1.49       $1.60         931,262
               2005.....     $1.35       $1.49         649,503
               2004.....     $1.16       $1.35         120,784
               2003.....     $1.00(a)    $1.16          51,163
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.75       $3.07       2,446,830
               2008.....     $3.72       $1.75       2,610,105
               2007.....     $2.95       $3.72       2,342,865
               2006.....     $2.05       $2.95       2,022,219
               2005.....     $1.58       $2.05       1,454,823
               2004.....     $1.35       $1.58         552,485
               2003.....     $1.00(a)    $1.35          67,640
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.88         478,178
               2008.....     $0.95       $0.67         155,168
               2007.....     $1.00(s)    $0.95              --

1.70% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.90       $1.23         979,366
               2008.....     $1.45       $0.90         708,434
               2007.....     $1.33       $1.45         474,182
               2006.....     $1.26       $1.33          55,456
               2005.....     $1.23       $1.26          47,813
               2004.....     $1.15       $1.23          52,109
               2003.....     $1.00(a)    $1.15          76,183
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.74       $1.03          37,393
               2008.....     $1.57       $0.74          39,266
               2007.....     $1.45       $1.57          31,674
               2006.....     $1.45       $1.45          51,961
               2005.....     $1.43       $1.45          63,460
               2004.....     $1.27       $1.43          68,350
               2003.....     $1.00(a)    $1.27          44,910
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.91       $1.46         891,820
               2008.....     $1.53       $0.91       1,066,894
               2007.....     $1.52       $1.53       1,138,447
               2006.....     $1.37       $1.52       1,335,062
               2005.....     $1.33       $1.37       1,414,303
               2004.....     $1.27       $1.33       1,154,037
               2003.....     $1.00(a)    $1.27         394,464
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.20       $1.44       2,557,377
               2008.....     $1.81       $1.20       1,853,029
               2007.....     $1.71       $1.81       1,104,441
               2006.....     $1.44       $1.71         524,774
               2005.....     $1.38       $1.44         429,569
               2004.....     $1.22       $1.38         111,139
               2003.....     $1.00(a)    $1.22         100,149
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74          73,573
               2008.....     $0.96       $0.57          19,953
               2007.....     $1.00(s)    $0.96              --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.84       $1.19         490,316
               2008.....     $1.57       $0.84         526,770
               2007.....     $1.41       $1.57         399,137
               2006.....     $1.33       $1.41         367,405
               2005.....     $1.29       $1.33         288,986
               2004.....     $1.23       $1.29         210,550
               2003.....     $1.00(a)    $1.23          58,135
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.26       $0.32       5,752,226
               2008.....     $1.24       $0.26       3,903,890
               2007.....     $1.27       $1.24       2,783,058
               2006.....     $1.18       $1.27       2,370,535
               2005.....     $1.18       $1.18       1,943,131
               2004.....     $1.10       $1.18       1,127,305
               2003.....     $1.00(a)    $1.10         290,214
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74          22,985
               2008.....     $0.91       $0.55              --
               2007.....     $1.00(s)    $0.91              --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.51       $2.07         481,394
               2008.....     $2.70       $1.51         428,481
               2007.....     $2.43       $2.70         501,778
               2006.....     $1.91       $2.43         505,525
               2005.....     $1.69       $1.91         515,799
               2004.....     $1.47       $1.69         463,185
               2003.....     $1.00(a)    $1.47         104,616




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.88       $1.12        240,876
               2008.....     $1.62       $0.88        252,441
               2007.....     $1.73       $1.62        336,305
               2006.....     $1.52       $1.73        337,653
               2005.....     $1.46       $1.52        248,925
               2004.....     $1.29       $1.46        121,977
               2003.....     $1.00(a)    $1.29         27,837
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.88       $1.12         90,593
               2008.....     $1.46       $0.88        186,655
               2007.....     $1.58       $1.46        174,133
               2006.....     $1.39       $1.58        162,268
               2005.....     $1.34       $1.39        164,447
               2004.....     $1.23       $1.34         96,869
               2003.....     $1.00(a)    $1.23         43,510
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $1.18       $1.44        666,007
               2008.....     $2.13       $1.18        716,816
               2007.....     $2.00       $2.13        745,380
               2006.....     $1.59       $2.00        725,927
               2005.....     $1.45       $1.59        703,976
               2004.....     $1.27       $1.45        670,831
               2003.....     $1.00(a)    $1.27        306,210
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.96       $1.25         19,098
               2008.....     $1.60       $0.96          8,678
               2007.....     $1.54       $1.60          9,680
               2006.....     $1.44       $1.54         25,531
               2005.....     $1.33       $1.44         21,400
               2004.....     $0.00       $1.33         21,507
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.84       $1.35         57,947
               2008.....     $1.35       $0.84         56,429
               2007.....     $1.30       $1.35         56,867
               2006.....     $1.26       $1.30         62,654
               2005.....     $1.21       $1.26         60,382
               2004.....     $1.17       $1.21         64,897
               2003.....     $1.00(a)    $1.17         23,408
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.69        492,094
               2008.....     $0.97       $0.41        258,573
               2007.....     $1.00(s)    $0.97        113,172
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.55       $0.75         18,947
               2008.....     $0.95       $0.55          9,283
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.76       $1.24         39,139
               2008.....     $1.52       $0.76         50,036
               2007.....     $1.33       $1.52         58,192
               2006.....     $1.31       $1.33         56,791
               2005.....     $1.24       $1.31         52,338
               2004.....     $1.18       $1.24         35,170
               2003.....     $1.00(a)    $1.18          7,356
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $1.02       $1.29        813,756
               2008.....     $1.62       $1.02        734,556
               2007.....     $1.68       $1.62        804,689
               2006.....     $1.48       $1.68        790,625
               2005.....     $1.44       $1.48        753,392
               2004.....     $1.25       $1.44        451,745
               2003.....     $1.00(a)    $1.25        123,192

1.70% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $1.15       $1.40        295,732
               2008.....     $1.72       $1.15        302,833
               2007.....     $1.71       $1.72        246,442
               2006.....     $1.50       $1.71        221,346
               2005.....     $1.39       $1.50        190,591
               2004.....     $0.00       $1.39         89,303



1.75% Variable Account Charge



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.       $1.08       $1.05        267,464
                  2008.       $1.08       $0.92        355,213
                  2007.       $1.08       $1.08        372,324
                  2006.       $1.05       $1.08        389,962
                  2005.       $1.04       $1.05        257,968
                  2004.       $1.01       $1.04         71,189
                  2003.       $1.00(a)    $1.01         21,470
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.       $1.86       $1.55         64,723
                  2008.       $1.86       $1.16         71,886
                  2007.       $1.76       $1.86         81,027
                  2006.       $1.63       $1.76         90,729
                  2005.       $1.48       $1.63         61,677
                  2004.       $1.30       $1.48         38,113
                  2003.       $1.00(a)    $1.30         20,053
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.       $1.57       $1.20             --
                  2008.       $1.57       $0.97             --
                  2007.       $1.00(s)    $1.57             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.       $1.02       $1.20         24,245
                  2008.       $1.02       $1.04         24,379
                  2007.       $0.95       $1.02         24,513
                  2006.       $0.00       $0.95         24,649
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.       $1.04       $1.03         86,309
                  2008.       $1.04       $1.05        146,714
                  2007.       $1.01       $1.04         98,527
                  2006.       $0.99       $1.01        102,908
                  2005.       $0.98       $0.99         60,680
                  2004.       $0.00       $0.98          9,978
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.       $1.10       $1.00         33,710
                  2008.       $1.10       $0.94         33,896
                  2007.       $1.08       $1.10         20,765
                  2006.       $1.05       $1.08         20,881
                  2005.       $0.00       $1.05         27,669
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.       $2.03       $1.55         31,612
                  2008.       $2.03       $1.27         40,001
                  2007.       $2.45       $2.03         35,071
                  2006.       $1.91       $2.45         47,768
                  2005.       $1.75       $1.91         29,577
                  2004.       $0.00       $1.75          9,381
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.92       $0.56             --
                  2008...     $0.92       $0.42             --
                  2007...     $1.00(s)    $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.57       $1.17             --
                  2008...     $1.57       $1.01             --
                  2007...     $1.00(s)    $1.57             --




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $1.44        $1.09         188,944
                  2008...     $1.44        $0.83         209,156
                  2007...     $1.22        $1.44         223,269
                  2006...     $1.28        $1.22         233,249
                  2005...     $1.28        $1.28         170,750
                  2004...     $0.00        $1.28          58,422
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $1.55        $1.31          46,048
                  2008...     $1.55        $1.12          72,979
                  2007...     $1.67        $1.55          67,261
                  2006...     $1.43        $1.67          73,154
                  2005...     $0.00        $1.43          17,066
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.05        $1.10              --
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(s)     $1.05              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $2.03        $1.52          29,476
                  2008...     $2.03        $1.14          55,743
                  2007...     $1.76        $2.03          57,665
                  2006...     $1.60        $1.76          57,765
                  2005...     $1.40        $1.60          32,600
                  2004...     $1.24        $1.40          20,272
                  2003...     $1.00(a)     $1.24          20,383
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $1.67        $1.20         197,261
                  2008...     $1.67        $0.94         214,985
                  2007...     $1.68        $1.67         202,073
                  2006...     $1.42        $1.68         237,725
                  2005...     $1.37        $1.42         200,501
                  2004...     $0.00        $1.37          71,729
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.98        $1.02              --
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $2.47        $2.01           6,985
                  2008...     $2.47        $1.47          14,464
                  2007...     $2.18        $2.47          13,628
                  2006...     $1.98        $2.18          13,709
                  2005...     $1.70        $1.98          13,327
                  2004...     $0.00        $1.70           3,281
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $1.44        $1.18              --
                  2008...     $1.44        $0.93              --
                  2007...     $1.38        $1.44           6,770
                  2006...     $1.26        $1.38           6,808
                  2005...     $1.27        $1.26           6,845
                  2004...     $1.20        $1.27          20,435
                  2003...     $1.00(a)     $1.20          20,548
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.91        $0.76              --
                  2008...     $0.91        $0.60              --
                  2007...     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009...     $1.73        $1.38              --
                  2008...     $1.73        $0.98              --
                  2007...     $1.00(s)     $1.73              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $1.71        $1.30              --
                  2008...     $1.71        $1.05              --
                  2007...     $1.00(s)     $1.71              --

1.75% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $3.53        $2.78         18,634
                  2008..     $3.53        $1.64         18,924
                  2007..     $2.79        $3.53         20,166
                  2006..     $2.22        $2.79         36,029
                  2005..     $1.77        $2.22         21,644
                  2004..     $0.00        $1.77          3,155
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.94        $0.73             --
                  2008..     $0.94        $0.58             --
                  2007..     $1.00(s)     $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.97        $0.85             --
                  2008..     $0.97        $0.72             --
                  2007..     $1.00(s)     $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $1.01        $0.99             --
                  2008..     $1.01        $0.93             --
                  2007..     $1.00(s)     $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.95        $0.78             --
                  2008..     $0.95        $0.64             --
                  2007..     $1.00(s)     $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.98        $0.91             --
                  2008..     $0.98        $0.82             --
                  2007..     $1.00(s)     $0.98             --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $1.32        $1.05             --
                  2008..     $1.32        $0.80             --
                  2007..     $1.00(s)     $1.32             --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $1.65        $1.10             --
                  2008..     $1.65        $0.93             --
                  2007..     $1.00(s)     $1.65             --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $1.51        $1.30             --
                  2008..     $1.51        $1.03             --
                  2007..     $1.00(s)     $1.51             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.92        $0.74             --
                  2008..     $0.92        $0.62             --
                  2007..     $1.00(s)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $2.40        $2.15         13,569
                  2008..     $2.40        $1.75         13,643
                  2007..     $1.70        $2.40         13,719
                  2006..     $1.44        $1.70         40,018
                  2005..     $0.00        $1.44         30,765
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.43        $1.24             --
                  2008..     $1.43        $1.11             --
                  2007..     $1.00(s)     $1.43             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.61        $1.26             --
                  2008..     $1.61        $1.03             --
                  2007..     $1.44        $1.61          7,002
                  2006..     $1.25        $1.44          7,041
                  2005..     $0.00        $1.25          7,079
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $2.17        $1.40             --
                  2008..     $2.17        $0.82             --
                  2007..     $1.00(s)     $2.17             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $1.51        $1.18          68,061
                  2008..     $1.51        $0.94          68,106
                  2007..     $1.22        $1.51          76,176
                  2006..     $1.18        $1.22          85,224
                  2005..     $0.00        $1.18          26,853
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $2.57        $1.96         102,590
                  2008..     $2.57        $1.46         111,879
                  2007..     $2.38        $2.57         110,540
                  2006..     $1.87        $2.38         135,501
                  2005..     $1.71        $1.87         109,082
                  2004..     $0.00        $1.71          32,720
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $2.05        $1.45              --
                  2008..     $2.05        $1.16              --
                  2007..     $1.00(s)     $2.05              --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $2.18        $1.55             797
                  2008..     $2.18        $1.12             950
                  2007..     $2.09        $2.18           1,102
                  2006..     $1.89        $2.09           1,207
                  2005..     $1.59        $1.89          11,284
                  2004..     $0.00        $1.59           1,575
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $1.42        $1.28              --
                  2008..     $1.42        $0.89              --
                  2007..     $1.00(s)     $1.42              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.87        $1.72           1,008
                  2008..     $1.87        $1.22           1,201
                  2007..     $1.53        $1.87           1,394
                  2006..     $1.45        $1.53           1,527
                  2005..     $1.25        $1.45           1,981
                  2004..     $0.00        $1.25           1,992
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $1.54        $1.22              --
                  2008..     $1.54        $0.92              --
                  2007..     $1.38        $1.54              --
                  2006..     $1.34        $1.38           1,640
                  2005..     $0.00        $1.34           8,082
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $1.84        $1.69          62,166
                  2008..     $1.84        $1.33          80,852
                  2007..     $1.95        $1.84          75,051
                  2006..     $1.70        $1.95          81,689
                  2005..     $1.66        $1.70          55,362
                  2004..     $0.00        $1.66          20,364
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $1.46        $1.18              --
                  2008..     $1.46        $0.95              --
                  2007..     $1.00(s)     $1.46              --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.44        $1.47              --
                  2008..     $1.44        $1.19              --
                  2007..     $1.00(s)     $1.44              --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009..     $2.15        $1.69           7,246
                  2008..     $2.15        $1.18           7,286
                  2007..     $1.60        $2.15           7,326
                  2006..     $1.49        $1.60           7,367
                  2005..     $0.00        $1.49          14,950

1.75% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009..     $3.71        $3.06          35,219
                  2008..     $3.71        $1.74          60,845
                  2007..     $2.95        $3.71          57,057
                  2006..     $2.05        $2.95          89,939
                  2005..     $1.58        $2.05          52,928
                  2004..     $0.00        $1.58          17,578
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009..     $0.95        $0.88              --
                  2008..     $0.95        $0.67              --
                  2007..     $1.00(s)     $0.95              --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009..     $1.44        $1.22              --
                  2008..     $1.44        $0.89              --
                  2007..     $1.00(s)     $1.44              --
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009..     $1.56        $1.03              --
                  2008..     $1.56        $0.74              --
                  2007..     $1.45        $1.56           4,277
                  2006..     $1.44        $1.45           4,301
                  2005..     $1.43        $1.44           4,324
                  2004..     $1.27        $1.43          12,780
                  2003..     $1.00(a)     $1.27          12,851
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $1.53        $1.45              --
                  2008..     $1.53        $0.91           4,207
                  2007..     $1.52        $1.53           4,230
                  2006..     $1.37        $1.52           4,254
                  2005..     $1.33        $1.37           4,277
                  2004..     $0.00        $1.33           4,301
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.80        $1.43              --
                  2008..     $1.80        $1.19              --
                  2007..     $1.00(s)     $1.80              --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.96        $0.74              --
                  2008..     $0.96        $0.57              --
                  2007..     $1.00(s)     $0.96              --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $1.57        $1.19              --
                  2008..     $1.57        $0.84              --
                  2007..     $1.00(s)     $1.57              --
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $1.24        $0.32         249,898
                  2008..     $1.24        $0.26         139,153
                  2007..     $1.27        $1.24         113,795
                  2006..     $1.18        $1.27         122,899
                  2005..     $1.18        $1.18          68,846
                  2004..     $1.10        $1.18          35,912
                  2003..     $1.00(a)     $1.10          20,112
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.91        $0.74              --
                  2008..     $0.91        $0.55              --
                  2007..     $1.00(s)     $0.91              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $2.70        $2.06              --
                  2008..     $2.70        $1.51              --
                  2007..     $1.00(s)     $2.70              --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $1.62        $1.12              --
                  2008..     $1.62        $0.88              --
                  2007..     $1.73        $1.62          18,429
                  2006..     $0.00        $1.73          18,532




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.46       $1.12            --
                  2008.     $1.46       $0.88            --
                  2007.     $1.58       $1.46         6,831
                  2006.     $1.39       $1.58         6,869
                  2005.     $1.34       $1.39         6,907
                  2004.     $1.23       $1.34        20,698
                  2003.     $1.00(a)    $1.23        20,812
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $2.13       $1.44            --
                  2008.     $2.13       $1.17            --
                  2007.     $1.00(s)    $2.13            --
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $1.59       $1.25            --
                  2008.     $1.59       $0.96            --
                  2007.     $1.00(s)    $1.59            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $1.35       $1.34            --
                  2008.     $1.35       $0.83            --
                  2007.     $1.00(s)    $1.35            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.97       $0.69            --
                  2008.     $0.97       $0.41            --
                  2007.     $1.00(s)    $0.97            --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.95       $0.75            --
                  2008.     $0.95       $0.55            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $1.52       $1.23            --
                  2008.     $1.52       $0.76            --
                  2007.     $1.00(s)    $1.52            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.61       $1.28         9,708
                  2008.     $1.61       $1.02         9,761
                  2007.     $1.68       $1.61         9,815
                  2006.     $1.47       $1.68         9,870
                  2005.     $0.00       $1.47         7,075
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.72       $1.40            --
                  2008.     $1.72       $1.15            --
                  2007.     $1.00(s)    $1.72            --



1.80% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.92       $1.04       1,590,842
                  2008.     $1.08       $0.92       1,643,164
                  2007.     $1.08       $1.08       1,612,373
                  2006.     $1.05       $1.08       1,100,022
                  2005.     $1.04       $1.05         902,161
                  2004.     $1.01       $1.04         752,510
                  2003.     $1.00(a)    $1.01         606,327
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $1.15       $1.55         445,380
                  2008.     $1.85       $1.15         440,364
                  2007.     $1.76       $1.85         418,092
                  2006.     $1.63       $1.76         352,941
                  2005.     $1.48       $1.63         310,533
                  2004.     $1.30       $1.48         275,412
                  2003.     $1.00(a)    $1.30         298,072

1.80% Variable Account Charge Continued




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.       $0.97       $1.20        226,525
                  2008.       $1.57       $0.97        250,693
                  2007.       $1.52       $1.57        268,087
                  2006.       $1.35       $1.52        286,678
                  2005.       $1.31       $1.35        233,136
                  2004.       $1.21       $1.31        241,933
                  2003.       $1.00(a)    $1.21        238,921
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.       $1.04       $1.20        222,241
                  2008.       $1.02       $1.04        230,834
                  2007.       $0.95       $1.02        180,319
                  2006.       $0.93       $0.95         45,456
                  2005.       $1.00(o)    $0.93         11,378
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.       $1.04       $1.03        490,454
                  2008.       $1.04       $1.04        346,990
                  2007.       $1.01       $1.04        483,642
                  2006.       $0.99       $1.01        191,224
                  2005.       $0.98       $0.99        190,292
                  2004.       $0.99       $0.98        150,323
                  2003.       $1.00(a)    $0.99        110,908
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.       $0.94       $0.99        544,261
                  2008.       $1.10       $0.94        554,800
                  2007.       $1.08       $1.10        675,761
                  2006.       $1.05       $1.08        622,951
                  2005.       $1.04       $1.05        617,974
                  2004.       $1.01       $1.04        592,001
                  2003.       $1.00(a)    $1.01        489,780
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.       $1.26       $1.55        315,030
                  2008.       $2.02       $1.26        279,137
                  2007.       $2.44       $2.02        291,273
                  2006.       $1.90       $2.44        301,152
                  2005.       $1.74       $1.90        294,775
                  2004.       $1.31       $1.74        293,171
                  2003.       $1.00(a)    $1.31        202,336
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42       $0.56             --
                  2008...     $0.92       $0.42             --
                  2007...     $1.00(s)    $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.01       $1.16         70,023
                  2008...     $1.57       $1.01         71,469
                  2007...     $1.60       $1.57        133,044
                  2006...     $1.40       $1.60        148,770
                  2005...     $1.36       $1.40        298,377
                  2004...     $1.23       $1.36        296,270
                  2003...     $1.00(a)    $1.23        365,394
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.83       $1.09        482,222
                  2008...     $1.44       $0.83        501,426
                  2007...     $1.21       $1.44        532,263
                  2006...     $1.28       $1.21        545,783
                  2005...     $1.28       $1.28        427,767
                  2004...     $1.18       $1.28        358,066
                  2003...     $1.00(a)    $1.18        315,964
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $1.11       $1.31        192,450
                  2008...     $1.55       $1.11        173,426
                  2007...     $1.67       $1.55        289,717
                  2006...     $1.43       $1.67        309,879
                  2005...     $1.39       $1.43        244,285
                  2004...     $1.24       $1.39        206,050
                  2003...     $1.00(a)    $1.24         89,104




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.09           98,294
                  2008...     $1.05        $1.01           52,752
                  2007...     $1.00(s)     $1.05               --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $1.14        $1.51          188,249
                  2008...     $2.02        $1.14          178,803
                  2007...     $1.75        $2.02          219,442
                  2006...     $1.60        $1.75          219,367
                  2005...     $1.40        $1.60          189,136
                  2004...     $1.24        $1.40           76,041
                  2003...     $1.00(a)     $1.24           31,453
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.94        $1.19        1,115,485
                  2008...     $1.67        $0.94        1,209,907
                  2007...     $1.68        $1.67        1,121,335
                  2006...     $1.42        $1.68        1,067,365
                  2005...     $1.37        $1.42        1,131,264
                  2004...     $1.26        $1.37        1,063,776
                  2003...     $1.00(a)     $1.26        1,012,038
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.02          126,130
                  2008...     $0.98        $0.72           61,828
                  2007...     $1.00(s)     $0.98               --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.46        $2.01           41,827
                  2008...     $2.47        $1.46           40,328
                  2007...     $2.18        $2.47           90,899
                  2006...     $1.97        $2.18           94,341
                  2005...     $1.70        $1.97          140,357
                  2004...     $1.39        $1.70          141,405
                  2003...     $1.00(a)     $1.39          119,847
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.92        $1.18            4,984
                  2008...     $1.43        $0.92            7,605
                  2007...     $1.38        $1.43           33,137
                  2006...     $1.26        $1.38           23,132
                  2005...     $1.27        $1.26           34,280
                  2004...     $1.20        $1.27           30,339
                  2003...     $1.00(a)     $1.20           28,875
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.60        $0.76          100,438
                  2008...     $0.91        $0.60           63,763
                  2007...     $1.00(s)     $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009...     $0.98        $1.37           36,522
                  2008...     $1.73        $0.98           41,918
                  2007...     $1.58        $1.73          109,616
                  2006...     $1.48        $1.58           81,998
                  2005...     $1.44        $1.48          123,646
                  2004...     $1.31        $1.44          121,605
                  2003...     $1.00(a)     $1.31           96,092
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $1.05        $1.30           37,753
                  2008...     $1.70        $1.05           30,684
                  2007...     $1.67        $1.70           71,001
                  2006...     $1.44        $1.67           74,272
                  2005...     $1.32        $1.44           96,140
                  2004...     $1.20        $1.32           91,706
                  2003...     $1.00(a)     $1.20           68,184

1.80% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.64        $2.77          62,278
                  2008..     $3.52        $1.64          68,689
                  2007..     $2.78        $3.52          72,323
                  2006..     $2.21        $2.78          63,113
                  2005..     $1.77        $2.21          43,195
                  2004..     $1.44        $1.77          29,480
                  2003..     $1.00(a)     $1.44          21,598
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.72         141,229
                  2008..     $0.94        $0.58              --
                  2007..     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.84         506,634
                  2008..     $0.97        $0.72         513,716
                  2007..     $1.00(s)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.98         274,433
                  2008..     $1.00        $0.93              --
                  2007..     $1.00(s)     $1.00              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.64        $0.78         949,927
                  2008..     $0.95        $0.64         320,250
                  2007..     $1.00(s)     $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.91          27,509
                  2008..     $0.99        $0.82           1,864
                  2007..     $1.00(s)     $0.99              --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.80        $1.05         147,407
                  2008..     $1.32        $0.80         155,867
                  2007..     $1.32        $1.32         160,234
                  2006..     $1.22        $1.32         160,909
                  2005..     $1.18        $1.22         181,007
                  2004..     $1.12        $1.18         182,093
                  2003..     $1.00(a)     $1.12         183,190
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.93        $1.10          48,353
                  2008..     $1.65        $0.93          52,592
                  2007..     $1.50        $1.65          48,788
                  2006..     $0.00        $1.50          18,257
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $1.03        $1.30              --
                  2008..     $1.51        $1.03              --
                  2007..     $1.00(s)     $1.51              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.74         106,232
                  2008..     $0.92        $0.62          48,589
                  2007..     $1.00(s)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.75        $2.14         173,900
                  2008..     $2.40        $1.75         179,578
                  2007..     $1.69        $2.40         111,948
                  2006..     $1.43        $1.69         127,482
                  2005..     $1.17        $1.43          89,517
                  2004..     $0.00        $1.17           4,698
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.11        $1.23          58,460
                  2008..     $1.43        $1.11          81,848
                  2007..     $1.28        $1.43          78,563
                  2006..     $1.17        $1.28          82,487
                  2005..     $1.14        $1.17          86,260
                  2004..     $0.00        $1.14         114,132




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009.     $1.03       $1.26             --
                  2008.     $1.60       $1.03         25,190
                  2007.     $1.44       $1.60             --
                  2006.     $0.00       $1.44          1,947
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009.     $0.82       $1.40        128,482
                  2008.     $2.16       $0.82        123,416
                  2007.     $1.53       $2.16         87,473
                  2006.     $1.25       $1.53         45,785
                  2005.     $1.00(o)    $1.25         31,955
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009.     $0.94       $1.17        450,105
                  2008.     $1.50       $0.94        405,078
                  2007.     $1.22       $1.50        382,123
                  2006.     $1.18       $1.22        236,435
                  2005.     $1.08       $1.18         90,093
                  2004.     $0.00       $1.08         20,551
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009.     $1.45       $1.95        399,291
                  2008.     $2.56       $1.45        405,812
                  2007.     $2.37       $2.56        397,848
                  2006.     $1.87       $2.37        348,360
                  2005.     $1.71       $1.87        288,873
                  2004.     $1.42       $1.71        231,193
                  2003.     $1.00(f)    $1.42        115,030
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009.     $1.16       $1.45         35,716
                  2008.     $2.04       $1.16         36,440
                  2007.     $1.71       $2.04         59,203
                  2006.     $1.44       $1.71         42,847
                  2005.     $1.26       $1.44         18,964
                  2004.     $1.13       $1.26         18,232
                  2003.     $1.00(b)    $1.13         23,813
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009.     $1.11       $1.54         30,967
                  2008.     $2.18       $1.11         30,912
                  2007.     $2.08       $2.18         40,963
                  2006.     $1.89       $2.08         18,669
                  2005.     $1.59       $1.89         18,771
                  2004.     $1.47       $1.59         21,039
                  2003.     $1.00(g)    $1.47         21,043
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009.     $0.89       $1.27         41,569
                  2008.     $1.41       $0.89         44,122
                  2007.     $1.28       $1.41          4,280
                  2006.     $1.20       $1.28            983
                  2005.     $1.00(o)    $1.20          1,040
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                 SUB-ACCOUNT (W):
                  2009.     $1.21       $1.71         52,887
                  2008.     $1.87       $1.21         43,374
                  2007.     $1.53       $1.87         64,143
                  2006.     $1.44       $1.53         39,185
                  2005.     $1.25       $1.44         41,282
                  2004.     $0.00       $1.25          4,917

1.80% Variable Account Charge Continued




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009.       $0.92       $1.22         52,106
                  2008.       $1.54       $0.92         48,986
                  2007.       $1.38       $1.54         73,200
                  2006.       $1.34       $1.38         63,855
                  2005.       $1.21       $1.34         54,636
                  2004.       $1.08       $1.21         47,634
                  2003.       $1.00(h)    $1.08          3,745
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $1.33       $1.69        240,337
                  2008.       $1.83       $1.33        271,924
                  2007.       $1.95       $1.83        296,312
                  2006.       $1.70       $1.95        288,855
                  2005.       $1.66       $1.70        266,675
                  2004.       $1.47       $1.66        240,534
                  2003.       $1.00(i)    $1.47        204,082
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.95       $1.18         13,561
                  2008.       $1.46       $0.95         13,337
                  2007.       $1.46       $1.46          5,327
                  2006.       $1.27       $1.46            971
                  2005.       $1.24       $1.27          3,461
                  2004.       $0.00       $1.24         24,759
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.19       $1.46         12,982
                  2008.       $1.44       $1.19          2,892
                  2007.       $0.00       $1.44          4,196
                  2006.       $1.23       $0.00             --
                  2005.       $1.16       $1.23         19,240
                  2004.       $1.09       $1.16         19,355
                  2003.       $1.00(a)    $1.09         19,471
                JANUS ASPEN: FORTY SUB-ACCOUNT(I):
                  2009.       $1.17       $1.68         71,242
                  2008.       $2.14       $1.17         73,158
                  2007.       $1.60       $2.14         33,467
                  2006.       $1.49       $1.60         28,030
                  2005.       $1.35       $1.49         43,327
                  2004.       $1.16       $1.35         84,455
                  2003.       $1.00(a)    $1.16         19,389
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.74       $3.05        199,055
                  2008.       $3.70       $1.74        198,781
                  2007.       $2.94       $3.70        122,096
                  2006.       $2.04       $2.94         70,098
                  2005.       $1.58       $2.04         66,382
                  2004.       $1.35       $1.58         40,428
                  2003.       $1.00(a)    $1.35         10,959
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.87         52,646
                  2008...     $0.95       $0.67         21,469
                  2007...     $1.00(s)    $0.95             --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.89       $1.22        164,584
                  2008...     $1.44       $0.89        139,394
                  2007...     $1.32       $1.44        108,322
                  2006...     $1.25       $1.32         26,530
                  2005...     $1.22       $1.25         44,306
                  2004...     $1.14       $1.22         38,990
                  2003...     $1.00(a)    $1.14         39,578
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.74       $1.03          1,764
                  2008...     $1.56       $0.74          4,482
                  2007...     $1.45       $1.56          7,394
                  2006...     $1.44       $1.45          3,172
                  2005...     $1.43       $1.44         10,905
                  2004...     $1.27       $1.43         10,099
                  2003...     $1.00(a)    $1.27         10,124




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $0.90        $1.45          73,118
                  2008..     $1.52        $0.90          70,506
                  2007..     $1.52        $1.52          79,594
                  2006..     $1.37        $1.52          93,525
                  2005..     $1.33        $1.37          91,185
                  2004..     $1.27        $1.33         104,962
                  2003..     $1.00(a)     $1.27         109,399
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.19        $1.43         348,043
                  2008..     $1.80        $1.19         253,823
                  2007..     $1.70        $1.80         171,967
                  2006..     $1.44        $1.70          18,747
                  2005..     $1.38        $1.44          20,192
                  2004..     $1.22        $1.38          18,571
                  2003..     $1.00(a)     $1.22          19,267
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.74              --
                  2008..     $0.96        $0.57              --
                  2007..     $1.00(s)     $0.96              --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.84        $1.18              --
                  2008..     $1.57        $0.84              --
                  2007..     $1.00(s)     $1.57           2,262
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.26        $0.32         855,787
                  2008..     $1.24        $0.26         653,388
                  2007..     $1.27        $1.24         523,098
                  2006..     $1.18        $1.27         444,521
                  2005..     $1.18        $1.18         462,317
                  2004..     $1.10        $1.18         403,333
                  2003..     $1.00(a)     $1.10         477,837
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.74              --
                  2008..     $0.91        $0.55              --
                  2007..     $1.00(s)     $0.91              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.50        $2.05           9,971
                  2008..     $2.69        $1.50          12,802
                  2007..     $2.42        $2.69          43,256
                  2006..     $1.91        $2.42          56,206
                  2005..     $1.69        $1.91          57,979
                  2004..     $1.47        $1.69          55,063
                  2003..     $1.00(a)     $1.47          59,390
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.88        $1.11           1,078
                  2008..     $1.61        $0.88           1,036
                  2007..     $0.00        $1.61             907
                  2006..     $1.52        $0.00              --
                  2005..     $1.46        $1.52             866
                  2004..     $0.00        $1.46           4,366
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.88        $1.12              --
                  2008..     $0.00        $0.88          47,664
                  2007..     $0.00        $0.00              --
                  2006..     $1.38        $0.00              --
                  2005..     $1.34        $1.38          18,653
                  2004..     $1.23        $1.34          18,765
                  2003..     $1.00(a)     $1.23          18,878

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $1.17       $1.43        105,340
                  2008.     $2.12       $1.17        106,828
                  2007.     $2.00       $2.12        103,056
                  2006.     $1.59       $2.00         94,980
                  2005.     $1.44       $1.59        103,805
                  2004.     $1.26       $1.44        122,751
                  2003.     $1.00(a)    $1.26        131,743
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.96       $1.24             --
                  2008.     $1.59       $0.96             --
                  2007.     $1.53       $1.59         19,507
                  2006.     $0.00       $1.53         19,522
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.83       $1.34             --
                  2008.     $1.35       $0.83         11,478
                  2007.     $1.30       $1.35         29,510
                  2006.     $1.25       $1.30         29,688
                  2005.     $1.21       $1.25         29,867
                  2004.     $1.17       $1.21         30,046
                  2003.     $1.00(a)    $1.17         30,226
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.69         59,249
                  2008.     $0.97       $0.41         49,824
                  2007.     $1.00(s)    $0.97         25,785
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74             --
                  2008.     $0.95       $0.54             --
                  2007.     $1.00(s)    $0.95             --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.76       $1.23          4,170
                  2008.     $1.51       $0.76          2,051
                  2007.     $1.32       $1.51          2,209
                  2006.     $0.00       $1.32          2,026
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.01       $1.28         12,062
                  2008.     $1.61       $1.01         14,252
                  2007.     $1.68       $1.61         11,480
                  2006.     $1.47       $1.68          9,509
                  2005.     $1.44       $1.47         18,072
                  2004.     $1.25       $1.44         17,150
                  2003.     $1.00(a)    $1.25         17,253
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.14       $1.39          8,768
                  2008.     $1.72       $1.14         10,750
                  2007.     $1.70       $1.72         14,054
                  2006.     $1.50       $1.70         12,656
                  2005.     $1.39       $1.50         33,262
                  2004.     $1.24       $1.39         35,013
                  2003.     $1.00(a)    $1.24         18,703



1.85% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.92       $1.04       9,018,635
                  2008.     $1.08       $0.92       6,972,110
                  2007.     $1.07       $1.08       3,420,941
                  2006.     $1.05       $1.07       2,046,102
                  2005.     $1.04       $1.05       1,789,083
                  2004.     $1.01       $1.04         613,500
                  2003.     $1.00(a)    $1.01          23,698




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.       $1.15       $1.54       2,102,240
                  2008.       $1.85       $1.15       1,828,279
                  2007.       $1.75       $1.85         929,156
                  2006.       $1.63       $1.75         632,817
                  2005.       $1.48       $1.63         542,977
                  2004.       $1.30       $1.48         191,187
                  2003.       $1.00(a)    $1.30           5,279
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.       $0.97       $1.19         495,104
                  2008.       $1.57       $0.97         439,628
                  2007.       $1.52       $1.57         100,183
                  2006.       $1.34       $1.52         115,943
                  2005.       $1.31       $1.34         106,231
                  2004.       $0.00       $1.31          54,475
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.       $1.04       $1.20       2,019,202
                  2008.       $1.02       $1.04       1,753,277
                  2007.       $0.95       $1.02         869,440
                  2006.       $0.93       $0.95         255,707
                  2005.       $1.00(o)    $0.93         168,466
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.       $1.04       $1.02       2,508,234
                  2008.       $1.04       $1.04       3,280,001
                  2007.       $1.01       $1.04         996,146
                  2006.       $0.99       $1.01         434,075
                  2005.       $0.98       $0.99         505,212
                  2004.       $0.99       $0.98         197,755
                  2003.       $1.00(a)    $0.99           2,246
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.       $0.93       $0.99       1,740,149
                  2008.       $1.09       $0.93       1,333,016
                  2007.       $1.08       $1.09         820,701
                  2006.       $1.04       $1.08         522,887
                  2005.       $1.03       $1.04         455,705
                  2004.       $1.01       $1.03         217,845
                  2003.       $1.00(a)    $1.01           9,703
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.       $1.26       $1.54       1,365,113
                  2008.       $2.02       $1.26       1,021,358
                  2007.       $2.44       $2.02         591,607
                  2006.       $1.90       $2.44         528,742
                  2005.       $1.74       $1.90         414,996
                  2004.       $1.31       $1.74         154,020
                  2003.       $1.00(a)    $1.31           5,483
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42       $0.56         117,988
                  2008...     $0.92       $0.42          80,478
                  2007...     $1.00(s)    $0.92           1,142
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.00       $1.16          49,840
                  2008...     $1.57       $1.00          56,418
                  2007...     $1.60       $1.57          53,841
                  2006...     $1.40       $1.60          53,792
                  2005...     $1.36       $1.40          33,764
                  2004...     $0.00       $1.36           8,780
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.82       $1.09       1,371,080
                  2008...     $1.44       $0.82       1,389,386
                  2007...     $1.21       $1.44       1,495,516
                  2006...     $1.28       $1.21       1,631,965
                  2005...     $1.28       $1.28       1,483,769
                  2004...     $1.18       $1.28         685,802
                  2003...     $1.00(a)    $1.18          28,002

1.85% Variable Account Charge Continued




                             UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                             BEGINNING OF   AT END OF   OUTSTANDING AT
                                PERIOD        PERIOD     END OF PERIOD
                             -------------  ----------  ---------------
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009....       $1.11        $1.31          819,785
                  2008....       $1.55        $1.11          642,279
                  2007....       $1.66        $1.55          685,943
                  2006....       $1.43        $1.66          664,985
                  2005....       $1.39        $1.43          546,577
                  2004....       $1.24        $1.39          168,977
                  2003....       $1.00(a)     $1.24            8,115
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009....       $1.01        $1.09          870,460
                  2008....       $1.05        $1.01          326,363
                  2007....       $1.00(s)     $1.05               --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009....       $1.13        $1.51          790,550
                  2008....       $2.02        $1.13          579,459
                  2007....       $1.75        $2.02          420,637
                  2006....       $1.60        $1.75          371,389
                  2005....       $1.40        $1.60          224,741
                  2004....       $0.00        $1.40           74,249
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009....       $0.93        $1.19        3,487,968
                  2008....       $1.66        $0.93        3,205,710
                  2007....       $1.67        $1.66        2,040,589
                  2006....       $1.42        $1.67        1,671,970
                  2005....       $1.37        $1.42        1,626,120
                  2004....       $1.26        $1.37          834,201
                  2003....       $1.00(a)     $1.26           24,229
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009....       $0.72        $1.02          981,454
                  2008....       $0.98        $0.72          566,276
                  2007....       $1.00(s)     $0.98               --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009....       $1.46        $2.00          478,432
                  2008....       $2.46        $1.46          447,725
                  2007....       $2.17        $2.46          323,094
                  2006....       $1.97        $2.17          302,393
                  2005....       $1.70        $1.97          240,495
                  2004....       $1.39        $1.70          107,457
                  2003....       $1.00(a)     $1.39            1,642
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009....       $0.92        $1.17          112,675
                  2008....       $1.43        $0.92          106,772
                  2007....       $1.37        $1.43           88,480
                  2006....       $1.26        $1.37           82,963
                  2005....       $1.27        $1.26           82,657
                  2004....       $0.00        $1.27           18,984
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009....       $0.60        $0.76          819,064
                  2008....       $0.91        $0.60          484,527
                  2007....       $1.00(s)     $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
                  2009......     $0.97        $1.37           83,690
                  2008......     $1.72        $0.97           93,779
                  2007......     $1.58        $1.72           77,998
                  2006......     $1.48        $1.58           67,784
                  2005......     $1.44        $1.48           42,882
                  2004......     $1.31        $1.44           40,696
                  2003......     $1.00(a)     $1.31            3,085




                            UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                            BEGINNING OF   AT END OF   OUTSTANDING AT
                               PERIOD        PERIOD     END OF PERIOD
                            -------------  ----------  ---------------
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...       $1.05        $1.29          286,982
                  2008...       $1.69        $1.05          304,210
                  2007...       $1.67        $1.69          213,000
                  2006...       $1.43        $1.67          187,316
                  2005...       $1.32        $1.43          182,080
                  2004...       $1.20        $1.32          130,336
                  2003...       $1.00(a)     $1.20            3,642
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...       $1.63        $2.76          414,316
                  2008...       $3.51        $1.63          430,606
                  2007...       $2.78        $3.51          375,237
                  2006...       $2.21        $2.78          318,390
                  2005...       $1.77        $2.21          285,145
                  2004...       $1.44        $1.77           74,375
                  2003...       $1.00(a)     $1.44            4,173
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...       $0.58        $0.72          523,589
                  2008...       $0.94        $0.58        1,078,619
                  2007...       $1.00(s)     $0.94           59,475
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...       $0.72        $0.84        5,872,763
                  2008...       $0.97        $0.72        3,062,308
                  2007...       $1.00(s)     $0.97        1,303,752
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009.....     $0.93        $0.98        2,053,562
                  2008.....     $1.00        $0.93          326,459
                  2007.....     $1.00(s)     $1.00               --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009.....     $0.64        $0.77        8,166,250
                  2008.....     $0.95        $0.64        4,930,458
                  2007.....     $1.00(s)     $0.95          294,248
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009.....     $0.82        $0.91        2,256,461
                  2008.....     $0.99        $0.82        1,281,709
                  2007.....     $1.00(s)     $0.99           55,425
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009.....     $0.80        $1.04           19,420
                  2008.....     $1.32        $0.80            4,432
                  2007.....     $1.32        $1.32            2,549
                  2006.....     $0.00        $1.32            2,492
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009.....     $0.93        $1.10          117,731
                  2008.....     $1.64        $0.93          110,809
                  2007.....     $1.50        $1.64          120,666
                  2006.....     $1.40        $1.50           97,351
                  2005.....     $1.35        $1.40           14,225
                  2004.....     $0.00        $1.35           14,317
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009.....     $1.03        $1.29           20,997
                  2008.....     $1.50        $1.03           22,433
                  2007.....     $1.42        $1.50           26,674
                  2006.....     $1.26        $1.42           25,843
                  2005.....     $1.22        $1.26            5,306
                  2004.....     $0.00        $1.22            4,513
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009.....     $0.62        $0.74        1,190,641
                  2008.....     $0.92        $0.62          643,996
                  2007.....     $1.00(s)     $0.92               --

1.85% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF    AT END OF   OUTSTANDING AT
                             PERIOD         PERIOD     END OF PERIOD
                           -------------  ----------  ---------------
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009...     $1.74         $2.14        1,373,455
                  2008...     $2.39         $1.74        1,130,276
                  2007...     $1.69         $2.39          465,822
                  2006...     $1.43         $1.69          207,679
                  2005...     $1.17         $1.43           44,532
                  2004...     $0.00         $1.17           17,673
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009...     $1.11         $1.23          127,539
                  2008...     $1.43         $1.11          100,711
                  2007...     $1.28         $1.43           77,418
                  2006...     $1.17         $1.28           29,839
                  2005...     $0.00         $1.17           13,257
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009...     $1.03         $1.25          132,657
                  2008...     $1.61         $1.03          109,088
                  2007...     $1.43         $1.61           63,543
                  2006...     $1.25         $1.43           61,069
                  2005...     $1.17         $1.25           43,844
                  2004...     $0.00         $1.17            3,100
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
                  2009...     $0.82         $1.39          960,531
                  2008...     $2.16         $0.82          678,009
                  2007...     $1.53         $2.16          402,211
                  2006...     $1.24         $1.53          152,432
                  2005...     $1.00(o)      $1.24          103,222
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.94         $1.17        2,562,738
                  2008...     $1.50         $0.94        1,936,348
                  2007...     $1.21         $1.50          797,318
                  2006...     $1.18         $1.21          577,949
                  2005...     $1.08         $1.18          365,712
                  2004...     $0.00         $1.08            4,109
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT (N)(W)(Z):
                  2009...     $1.45         $1.95        2,363,567
                  2008...     $2.56         $1.45        2,077,081
                  2007...     $2.37         $2.56        1,216,238
                  2006...     $1.86         $2.37        1,054,098
                  2005...     $1.71         $1.86          996,058
                  2004...     $1.42         $1.71          388,470
                  2003...     $1.00(f)      $1.42           13,582
                IVY FUNDS VIP INTERNATIONAL GROWTH SUB-ACCOUNT(W):
                  2009...     $1.16         $1.44          154,060
                  2008...     $2.04         $1.16          115,206
                  2007...     $1.71         $2.04           91,529
                  2006...     $1.44         $1.71           86,626
                  2005...     $1.26         $1.44           92,578
                  2004...     $1.13         $1.26           14,902
                  2003...     $1.00(b)      $1.13            5,409
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $1.11         $1.54          121,171
                  2008...     $2.17         $1.11          105,742
                  2007...     $2.08         $2.17          100,786
                  2006...     $1.89         $2.08          109,882
                  2005...     $1.59         $1.89          107,537
                  2004...     $0.00         $1.59           67,996
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.88         $1.27           68,407
                  2008...     $1.41         $0.88           59,603
                  2007...     $1.28         $1.41           47,504
                  2006...     $1.20         $1.28           47,726
                  2005...     $1.00(o)      $1.20           23,053




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT (W):
                  2009...     $1.21        $1.71          319,605
                  2008...     $1.86        $1.21          233,774
                  2007...     $1.53        $1.86          218,161
                  2006...     $1.44        $1.53          177,520
                  2005...     $1.25        $1.44          128,505
                  2004...     $1.10        $1.25           64,614
                  2003...     $1.00(b)     $1.10            1,722
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009...     $0.92        $1.21          353,335
                  2008...     $1.54        $0.92          349,259
                  2007...     $1.38        $1.54          202,831
                  2006...     $1.34        $1.38          160,716
                  2005...     $1.21        $1.34          142,979
                  2004...     $1.08        $1.21           21,318
                  2003...     $1.00(h)     $1.08            1,483
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009...     $1.33        $1.68          874,321
                  2008...     $1.83        $1.33          909,211
                  2007...     $1.94        $1.83          770,693
                  2006...     $1.69        $1.94          595,226
                  2005...     $1.66        $1.69          584,076
                  2004...     $0.00        $1.66          203,863
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009...     $0.94        $1.17           65,537
                  2008...     $1.45        $0.94           69,266
                  2007...     $1.45        $1.45           70,420
                  2006...     $1.27        $1.45           64,570
                  2005...     $1.24        $1.27           32,247
                  2004...     $0.00        $1.24            2,019
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009...     $1.18        $1.46          604,197
                  2008...     $1.44        $1.18          466,476
                  2007...     $1.33        $1.44           36,729
                  2006...     $1.22        $1.33           49,297
                  2005...     $1.16        $1.22           27,539
                  2004...     $0.00        $1.16           14,767
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009...     $1.17        $1.67          619,981
                  2008...     $2.14        $1.17          501,406
                  2007...     $1.59        $2.14          296,746
                  2006...     $1.49        $1.59          123,077
                  2005...     $1.35        $1.49          109,896
                  2004...     $0.00        $1.35            3,315
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009...     $1.73        $3.04        1,708,369
                  2008...     $3.69        $1.73        1,656,845
                  2007...     $2.94        $3.69          758,652
                  2006...     $2.04        $2.94          487,124
                  2005...     $1.58        $2.04          462,116
                  2004...     $1.35        $1.58          142,473
                  2003...     $1.00(a)     $1.35            1,463
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67        $0.87          624,891
                  2008...     $0.95        $0.67          363,631
                  2007...     $1.00(s)     $0.95               --

1.85% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.89        $1.21        1,734,794
                  2008...     $1.44        $0.89        1,379,727
                  2007...     $1.32        $1.44          328,150
                  2006...     $1.25        $1.32           44,969
                  2005...     $1.22        $1.25           40,791
                  2004...     $1.14        $1.22           31,283
                  2003...     $1.00(a)     $1.14            6,080
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.74        $1.02           44,667
                  2008...     $1.55        $0.74           42,583
                  2007...     $1.45        $1.55           30,254
                  2006...     $1.44        $1.45           29,246
                  2005...     $1.43        $1.44           34,964
                  2004...     $1.27        $1.43            8,666
                  2003...     $1.00(a)     $1.27            8,530
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.90        $1.44          234,732
                  2008...     $1.52        $0.90          219,720
                  2007...     $1.51        $1.52          290,095
                  2006...     $1.37        $1.51          305,179
                  2005...     $1.32        $1.37          300,589
                  2004...     $1.27        $1.32          177,031
                  2003...     $1.00(a)     $1.27           13,703
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.19        $1.42        3,774,474
                  2008...     $1.80        $1.19        2,707,792
                  2007...     $1.70        $1.80          533,666
                  2006...     $1.44        $1.70          124,587
                  2005...     $1.37        $1.44          114,526
                  2004...     $1.22        $1.37           43,371
                  2003...     $1.00(a)     $1.22            8,413
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE SUB-ACCOUNT:
                  2009...     $0.57        $0.74               --
                  2008...     $0.96        $0.57               --
                  2007...     $1.00(s)     $0.96               --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009...     $0.83        $1.18          116,030
                  2008...     $1.56        $0.83          112,117
                  2007...     $1.40        $1.56           72,807
                  2006...     $1.32        $1.40           48,955
                  2005...     $1.28        $1.32           85,286
                  2004...     $0.00        $1.28           15,861
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009...     $0.26        $0.32        2,437,730
                  2008...     $1.24        $0.26        1,732,983
                  2007...     $1.26        $1.24          799,017
                  2006...     $1.18        $1.26          474,142
                  2005...     $1.18        $1.18          399,019
                  2004...     $1.10        $1.18          197,729
                  2003...     $1.00(a)     $1.10            2,932
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009...     $0.55        $0.74           57,914
                  2008...     $0.91        $0.55           59,741
                  2007...     $1.00(s)     $0.91               --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009...     $1.50        $2.05          157,626
                  2008...     $2.68        $1.50          120,375
                  2007...     $2.42        $2.68          102,199
                  2006...     $1.91        $2.42          117,067
                  2005...     $1.69        $1.91          113,377
                  2004...     $1.47        $1.69           84,192
                  2003...     $1.00(a)     $1.47            4,310




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009.     $0.87       $1.11        100,545
                  2008.     $1.61       $0.87        101,347
                  2007.     $1.73       $1.61         96,496
                  2006.     $1.51       $1.73         76,312
                  2005.     $1.46       $1.51         61,707
                  2004.     $0.00       $1.46         10,719
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.87       $1.11          7,395
                  2008.     $1.45       $0.87          7,443
                  2007.     $0.00       $1.45          7,492
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $1.17       $1.43        106,284
                  2008.     $2.12       $1.17        103,273
                  2007.     $1.99       $2.12         95,570
                  2006.     $1.59       $1.99         81,912
                  2005.     $1.44       $1.59         84,259
                  2004.     $1.26       $1.44         91,840
                  2003.     $1.00(a)    $1.26          7,300
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.96       $1.24          1,317
                  2008.     $1.59       $0.96          1,289
                  2007.     $0.00       $1.59          1,310
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.83       $1.34         45,534
                  2008.     $1.34       $0.83          5,200
                  2007.     $1.30       $1.34          5,134
                  2006.     $1.25       $1.30          5,023
                  2005.     $0.00       $1.25          4,594
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.69        529,033
                  2008.     $0.97       $0.41        322,291
                  2007.     $1.00(s)    $0.97         41,100
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74         23,682
                  2008.     $0.95       $0.54             --
                  2007.     $1.00(s)    $0.95             --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.75       $1.23         23,774
                  2008.     $1.51       $0.75             --
                  2007.     $1.32       $1.51             --
                  2006.     $1.31       $1.32             --
                  2005.     $0.00       $1.31         11,254
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.01       $1.28        142,645
                  2008.     $1.61       $1.01        150,584
                  2007.     $1.68       $1.61        162,088
                  2006.     $1.47       $1.68        217,729
                  2005.     $1.44       $1.47        201,177
                  2004.     $1.25       $1.44        108,163
                  2003.     $1.00(a)    $1.25          4,564
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT(U):
                  2009.     $1.14       $1.39         58,160
                  2008.     $1.71       $1.14         40,513
                  2007.     $1.70       $1.71         50,927
                  2006.     $1.49       $1.70         56,672
                  2005.     $1.39       $1.49         42,281
                  2004.     $0.00       $1.39          9,233

1.90% Variable Account Charge





                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.       $0.91       $1.04         801,828
                  2008.       $1.08       $0.91         953,286
                  2007.       $1.07       $1.08       1,071,777
                  2006.       $1.04       $1.07         956,748
                  2005.       $1.04       $1.04         839,320
                  2004.       $1.01       $1.04         578,859
                  2003.       $1.00(a)    $1.01         376,561
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.       $1.15       $1.54         140,235
                  2008.       $1.84       $1.15         181,974
                  2007.       $1.75       $1.84         192,670
                  2006.       $1.62       $1.75         197,988
                  2005.       $1.48       $1.62         183,859
                  2004.       $1.30       $1.48         106,863
                  2003.       $1.00(a)    $1.30          63,653
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.       $0.96       $1.19          48,528
                  2008.       $1.56       $0.96          84,272
                  2007.       $1.52       $1.56         148,515
                  2006.       $1.34       $1.52         172,076
                  2005.       $1.31       $1.34         215,687
                  2004.       $1.21       $1.31         189,529
                  2003.       $1.00(a)    $1.21          62,372
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.       $1.04       $1.20         472,999
                  2008.       $1.01       $1.04         476,418
                  2007.       $0.94       $1.01         479,747
                  2006.       $0.93       $0.94         121,278
                  2005.       $1.00(o)    $0.93          22,964
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.       $1.04       $1.02         775,622
                  2008.       $1.04       $1.04         412,854
                  2007.       $1.01       $1.04       1,040,141
                  2006.       $0.98       $1.01         135,195
                  2005.       $0.98       $0.98          52,306
                  2004.       $0.99       $0.98          59,451
                  2003.       $1.00(a)    $0.99          52,653
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.       $0.93       $0.99         138,214
                  2008.       $1.09       $0.93         222,024
                  2007.       $1.08       $1.09         286,091
                  2006.       $1.04       $1.08         305,243
                  2005.       $1.03       $1.04         344,743
                  2004.       $1.00       $1.03         245,844
                  2003.       $1.00(a)    $1.00          57,785
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.       $1.26       $1.54         100,000
                  2008.       $2.01       $1.26         163,073
                  2007.       $2.43       $2.01         226,051
                  2006.       $1.90       $2.43         231,901
                  2005.       $1.74       $1.90         257,870
                  2004.       $1.31       $1.74         195,849
                  2003.       $1.00(a)    $1.31          66,716
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42       $0.56              --
                  2008...     $0.92       $0.42              --
                  2007...     $1.00(s)    $0.92              --




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $1.00        $1.16          12,871
                  2008...     $1.56        $1.00          14,586
                  2007...     $1.60        $1.56          31,443
                  2006...     $1.39        $1.60          32,539
                  2005...     $1.36        $1.39          71,549
                  2004...     $1.23        $1.36          72,410
                  2003...     $1.00(a)     $1.23          61,943
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.82        $1.08         251,535
                  2008...     $1.43        $0.82         356,005
                  2007...     $1.21        $1.43         394,339
                  2006...     $1.28        $1.21         466,404
                  2005...     $1.27        $1.28         445,261
                  2004...     $1.17        $1.27         351,971
                  2003...     $1.00(a)     $1.17         287,840
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $1.11        $1.30         153,199
                  2008...     $1.54        $1.11         145,902
                  2007...     $1.66        $1.54         154,555
                  2006...     $1.43        $1.66         154,325
                  2005...     $1.39        $1.43          69,287
                  2004...     $1.24        $1.39          31,270
                  2003...     $1.00(a)     $1.24           2,104
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.09         177,748
                  2008...     $1.05        $1.01           3,286
                  2007...     $1.00(s)     $1.05              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $1.13        $1.50         113,459
                  2008...     $2.01        $1.13         174,525
                  2007...     $1.75        $2.01         266,277
                  2006...     $1.60        $1.75         270,330
                  2005...     $1.40        $1.60         270,910
                  2004...     $1.24        $1.40         179,347
                  2003...     $1.00(a)     $1.24          45,456
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.93        $1.19         364,352
                  2008...     $1.66        $0.93         434,617
                  2007...     $1.67        $1.66         444,805
                  2006...     $1.42        $1.67         480,113
                  2005...     $1.37        $1.42         482,533
                  2004...     $1.25        $1.37         423,208
                  2003...     $1.00(a)     $1.25         380,065
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.02          28,398
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.45        $1.99          77,451
                  2008...     $2.46        $1.45          95,618
                  2007...     $2.17        $2.46         157,553
                  2006...     $1.97        $2.17         151,555
                  2005...     $1.70        $1.97         143,613
                  2004...     $1.39        $1.70          98,497
                  2003...     $1.00(a)     $1.39          49,020

1.90% Variable Account Charge Continued




                          UNIT VALUE AT   UNIT VALUE   NUMBER OF UNITS
                          BEGINNING OF    AT END OF    OUTSTANDING AT
                             PERIOD         PERIOD      END OF PERIOD
                           -------------   ----------   ---------------
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.92         $1.17           26,457
                  2008...     $1.43         $0.92           27,594
                  2007...     $1.37         $1.43           26,078
                  2006...     $1.26         $1.37           34,340
                  2005...     $1.27         $1.26           34,138
                  2004...     $1.20         $1.27           33,559
                  2003...     $1.00(a)      $1.20           15,530
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.60         $0.76               --
                  2008...     $0.91         $0.60               --
                  2007...     $1.00(s)      $0.91               --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES SUB-ACCOUNT(K):
                  2009...     $0.97         $1.37           15,761
                  2008...     $1.72         $0.97           17,352
                  2007...     $1.57         $1.72           18,431
                  2006...     $1.48         $1.57           18,536
                  2005...     $1.44         $1.48           23,893
                  2004...     $1.31         $1.44           54,549
                  2003...     $1.00(a)      $1.31           25,921
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $1.04         $1.29           97,170
                  2008...     $1.69         $1.04          113,237
                  2007...     $1.66         $1.69          135,856
                  2006...     $1.43         $1.66           93,333
                  2005...     $1.32         $1.43           70,543
                  2004...     $1.19         $1.32           28,953
                  2003...     $1.00(a)      $1.19           19,356
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...     $1.63         $2.75           86,867
                  2008...     $3.51         $1.63           84,552
                  2007...     $2.77         $3.51           94,405
                  2006...     $2.21         $2.77           49,897
                  2005...     $1.77         $2.21           34,237
                  2004...     $1.44         $1.77           21,915
                  2003...     $1.00(a)      $1.44           15,802
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.58         $0.72               --
                  2008...     $0.94         $0.58               --
                  2007...     $1.00(s)      $0.94               --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.72         $0.84               --
                  2008...     $0.97         $0.72               --
                  2007...     $1.00(s)      $0.97               --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.93         $0.98               --
                  2008...     $1.01         $0.93           27,298
                  2007...     $1.00(s)      $1.01               --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.64         $0.77               --
                  2008...     $0.95         $0.64               --
                  2007...     $1.00(s)      $0.95               --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.82         $0.91          110,924
                  2008...     $1.00         $0.82          628,214
                  2007...     $1.00(s)      $0.99           45,142




                           UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                           BEGINNING OF   AT END OF   OUTSTANDING AT
                              PERIOD        PERIOD     END OF PERIOD
                           -------------  ----------  ---------------
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..       $0.79        $1.04              --
                  2008..       $1.31        $0.79              --
                  2007..       $1.31        $1.31              --
                  2006..       $1.21        $1.31          33,595
                  2005..       $1.18        $1.21          39,974
                  2004..       $1.12        $1.18          79,639
                  2003..       $1.00        $1.12          86,064
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..       $0.92        $1.09          38,700
                  2008..       $1.64        $0.92          30,449
                  2007..       $1.50        $1.64          35,611
                  2006..       $0.00        $1.50          30,988
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..       $1.03        $1.29              --
                  2008..       $1.50        $1.03              --
                  2007..       $1.00(s)     $1.50              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..       $0.62        $0.74           6,828
                  2008..       $0.92        $0.62              --
                  2007..       $1.00(s)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..       $1.74        $2.13         466,065
                  2008..       $2.38        $1.74         425,982
                  2007..       $1.69        $2.38         458,638
                  2006..       $1.43        $1.69         130,919
                  2005..       $1.17        $1.43         115,426
                  2004..       $0.00        $1.17           4,960
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..       $1.10        $1.23          92,857
                  2008..       $1.42        $1.10         105,699
                  2007..       $1.28        $1.42         113,525
                  2006..       $1.17        $1.28         103,516
                  2005..       $1.14        $1.17         145,418
                  2004..       $1.06        $1.14         139,394
                  2003..       $1.00(c)     $1.06          67,338
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..       $1.03        $1.25              --
                  2008..       $1.60        $1.03              --
                  2007..       $1.00(s)     $1.60              --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES SUB-ACCOUNT(W):
                  2009....     $0.82        $1.39         144,022
                  2008....     $2.16        $0.82         128,552
                  2007....     $1.53        $2.16         143,347
                  2006....     $1.24        $1.53          63,183
                  2005....     $1.00(o)     $1.24          43,700
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009....     $0.94        $1.17         273,275
                  2008....     $1.50        $0.94         276,322
                  2007....     $1.21        $1.50         323,995
                  2006....     $1.18        $1.21         192,984
                  2005....     $1.08        $1.18         131,730
                  2004....     $1.06        $1.08          89,533
                  2003....     $1.00(e)     $1.06          36,694
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009....     $1.44        $1.94         282,876
                  2008....     $2.55        $1.44         315,203
                  2007....     $2.37        $2.55         363,838
                  2006....     $1.86        $2.37         306,069
                  2005....     $1.71        $1.86         289,561
                  2004....     $1.42        $1.71         184,398
                  2003....     $1.00(f)     $1.42         132,095

1.90% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.15        $1.44          30,512
                  2008..     $2.03        $1.15          31,915
                  2007..     $1.71        $2.03          36,078
                  2006..     $1.44        $1.71          61,822
                  2005..     $1.26        $1.44          74,300
                  2004..     $1.13        $1.26          92,921
                  2003..     $1.00(b)     $1.13          59,490
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $1.11        $1.53           1,047
                  2008..     $2.17        $1.11           3,199
                  2007..     $2.08        $2.17           3,092
                  2006..     $1.88        $2.08           3,062
                  2005..     $1.59        $1.88          13,479
                  2004..     $0.00        $1.59           6,572
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.88        $1.27              --
                  2008..     $1.41        $0.88              --
                  2007..     $1.00(s)     $1.41              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.21        $1.70         115,883
                  2008..     $1.86        $1.21         126,732
                  2007..     $1.52        $1.86         141,521
                  2006..     $1.44        $1.52          39,586
                  2005..     $1.25        $1.44          46,820
                  2004..     $0.00        $1.25          10,091
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.92        $1.21          21,778
                  2008..     $1.53        $0.92          25,553
                  2007..     $1.38        $1.53          62,517
                  2006..     $1.34        $1.38          73,853
                  2005..     $1.21        $1.34          94,965
                  2004..     $1.08        $1.21          61,690
                  2003..     $1.00(h)     $1.08          12,910
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $1.32        $1.67          56,032
                  2008..     $1.82        $1.32          94,941
                  2007..     $1.94        $1.82         107,680
                  2006..     $1.69        $1.94         116,068
                  2005..     $1.65        $1.69         111,166
                  2004..     $1.47        $1.65          46,336
                  2003..     $1.00(i)     $1.47           3,019
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $0.94        $1.17         118,918
                  2008..     $1.45        $0.94         119,754
                  2007..     $1.45        $1.45         120,598
                  2006..     $1.27        $1.45          19,129
                  2005..     $1.23        $1.27          29,194
                  2004..     $1.10        $1.23          43,191
                  2003..     $1.00(j)     $1.10          23,650
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.18        $1.45          15,383
                  2008..     $0.00        $1.18              --
                  2007..     $1.32        $1.43              --
                  2006..     $1.22        $1.32              --
                  2005..     $1.16        $1.22           2,585
                  2004..     $1.09        $1.16           4,819
                  2003..     $1.00(a)     $1.09           2,256




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.17       $1.67        190,280
                  2008.       $2.13       $1.17        191,942
                  2007.       $1.59       $2.13        206,145
                  2006.       $1.49       $1.59          7,872
                  2005.       $0.00       $1.49          8,456
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.73       $3.03        115,812
                  2008.       $3.68       $1.73         98,782
                  2007.       $2.93       $3.68        111,825
                  2006.       $2.04       $2.93         99,237
                  2005.       $1.57       $2.04         63,043
                  2004.       $1.35       $1.57         13,345
                  2003.       $1.00(a)    $1.35          4,515
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.87             --
                  2008...     $0.95       $0.67             --
                  2007...     $1.00(s)    $0.95             --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.89       $1.21         13,543
                  2008...     $1.43       $0.89         35,814
                  2007...     $1.32       $1.43          5,321
                  2006...     $1.25       $1.32             --
                  2005...     $1.22       $1.25             --
                  2004...     $1.14       $1.22          2,114
                  2003...     $1.00(a)    $1.14          2,129
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.74       $1.02             --
                  2008...     $1.55       $0.74             --
                  2007...     $1.00(s)    $1.55             --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.90       $1.44         39,425
                  2008...     $1.51       $0.90         53,887
                  2007...     $1.51       $1.51         59,035
                  2006...     $1.36       $1.51         84,155
                  2005...     $1.32       $1.36         98,797
                  2004...     $1.27       $1.32        100,007
                  2003...     $1.00(a)    $1.27        101,609
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.18       $1.42         56,558
                  2008...     $1.79       $1.18         71,860
                  2007...     $1.70       $1.79         20,047
                  2006...     $1.43       $1.70         12,419
                  2005...     $1.37       $1.43         12,990
                  2004...     $1.22       $1.37         11,479
                  2003...     $1.00(a)    $1.22         11,772
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009...     $0.57       $0.74             --
                  2008...     $0.96       $0.57             --
                  2007...     $1.00(s)    $0.96             --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009...     $0.83       $1.18          2,809
                  2008...     $1.56       $0.83          2,593
                  2007...     $1.40       $1.56          2,454
                  2006...     $1.32       $1.40         22,668
                  2005...     $1.28       $1.32         26,724
                  2004...     $1.23       $1.28         28,078
                  2003...     $1.00(a)    $1.23         25,715

1.90% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.26        $0.32         309,698
                  2008..     $1.23        $0.26         178,495
                  2007..     $1.26        $1.23         146,405
                  2006..     $1.18        $1.26         179,449
                  2005..     $1.18        $1.18         116,116
                  2004..     $1.10        $1.18         100,580
                  2003..     $1.00(a)     $1.10          73,462
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.74              --
                  2008..     $0.91        $0.55              --
                  2007..     $1.00(s)     $0.91              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.49        $2.04              --
                  2008..     $2.68        $1.49              --
                  2007..     $2.68        $2.68              --
                  2006..     $1.90        $2.68              --
                  2005..     $1.69        $1.90             979
                  2004..     $1.47        $1.69          10,360
                  2003..     $1.00(a)     $1.47          12,267
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.87        $1.10              --
                  2008..     $1.61        $0.87              --
                  2007..     $1.51        $1.61              --
                  2006..     $1.72        $1.51              --
                  2005..     $1.46        $1.72              --
                  2004..     $1.29        $1.46          23,398
                  2003..     $1.00(a)     $1.29          23,562
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.87        $1.11          10,364
                  2008..     $1.45        $0.87          10,437
                  2007..     $1.57        $1.45          19,077
                  2006..     $1.38        $1.57          18,823
                  2005..     $1.34        $1.38          19,349
                  2004..     $1.23        $1.34          19,578
                  2003..     $1.00(a)     $1.23          10,809
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $1.16        $1.42          38,239
                  2008..     $2.11        $1.16          45,233
                  2007..     $1.99        $2.11          47,008
                  2006..     $1.59        $1.99          65,763
                  2005..     $1.44        $1.59          90,289
                  2004..     $1.26        $1.44         110,744
                  2003..     $1.00(a)     $1.26         124,721
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.95        $1.23           7,656
                  2008..     $1.58        $0.95           7,285
                  2007..     $0.00        $1.58           7,403
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.83        $1.33              --
                  2008..     $1.34        $0.83              --
                  2007..     $1.29        $1.34              --
                  2006..     $1.25        $1.29              --
                  2005..     $1.21        $1.25              --
                  2004..     $1.17        $1.21           2,093
                  2003..     $1.00(a)     $1.17           2,108
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009..     $0.41        $0.68          45,204
                  2008..     $1.00        $0.41          16,904
                  2007..     $1.00(s)     $0.97          70,193




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.75       $1.22            --
                  2008.     $1.51       $0.75            --
                  2007.     $1.00(s)    $1.51            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $1.01       $1.27        10,014
                  2008.     $1.60       $1.01        10,516
                  2007.     $1.67       $1.60        43,505
                  2006.     $1.47       $1.67        53,416
                  2005.     $1.44       $1.47        76,444
                  2004.     $1.25       $1.44        30,368
                  2003.     $1.00(a)    $1.25        15,785
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $1.14       $1.38         7,441
                  2008.     $1.71       $1.14         7,918
                  2007.     $1.70       $1.71         7,161
                  2006.     $1.49       $1.70        14,290
                  2005.     $1.39       $1.49        12,038
                  2004.     $0.00       $1.39         7,852



1.95% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.92       $1.04        385,615
               2008.....     $1.08       $0.92        517,851
               2007.....     $1.08       $1.08        504,633
               2006.....     $1.05       $1.08        479,804
               2005.....     $1.04       $1.05        964,165
               2004.....     $0.00       $1.04        692,800
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.94       $1.26         77,555
               2008.....     $1.51       $0.94         83,622
               2007.....     $1.43       $1.51         76,584
               2006.....     $1.33       $1.43         91,541
               2005.....     $1.21       $1.33        192,552
               2004.....     $1.07       $1.21        173,162
               2003.....     $1.00(a)    $1.07         15,672
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.85       $1.04          5,252
               2008.....     $1.37       $0.85         12,931
               2007.....     $1.33       $1.37         13,719
               2006.....     $1.18       $1.33         32,510
               2005.....     $1.15       $1.18         35,204
               2004.....     $1.06       $1.15         48,517
               2003.....     $1.00(a)    $1.06         24,581
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.04       $1.19         19,293
               2008.....     $1.01       $1.04         29,968
               2007.....     $0.94       $1.01         12,568
               2006.....     $0.00       $0.94         52,110

1.95% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.04       $1.02         71,019
               2008.....     $1.04       $1.04        216,569
               2007.....     $1.01       $1.04         97,133
               2006.....     $0.99       $1.01        152,688
               2005.....     $0.99       $0.99        272,140
               2004.....     $0.00       $0.99        184,738
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $0.99        171,942
               2008.....     $1.09       $0.93        107,465
               2007.....     $1.08       $1.09        226,116
               2006.....     $1.04       $1.08        235,791
               2005.....     $1.03       $1.04        205,963
               2004.....     $1.01       $1.03        130,711
               2003.....     $1.00(a)    $1.01          7,889
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.02       $1.25        128,349
               2008.....     $1.63       $1.02        152,951
               2007.....     $1.98       $1.63        134,493
               2006.....     $1.54       $1.98        170,059
               2005.....     $1.42       $1.54        233,007
               2004.....     $1.07       $1.42        204,146
               2003.....     $1.00(a)    $1.07         28,922
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.56             --
               2008.....     $1.00       $0.42             --
               2007.....     $1.00(s)    $0.92        102,625
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.87       $1.00         12,938
               2008.....     $1.35       $0.87         18,314
               2007.....     $1.39       $1.35         16,086
               2006.....     $1.21       $1.39         12,498
               2005.....     $1.18       $1.21         29,132
               2004.....     $1.07       $1.18         29,035
               2003.....     $1.00(a)    $1.07         22,191
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.72       $0.95        180,720
               2008.....     $1.25       $0.72        201,151
               2007.....     $1.06       $1.25        203,486
               2006.....     $1.12       $1.06        226,185
               2005.....     $1.12       $1.12        656,202
               2004.....     $0.00       $1.12        609,658
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.97       $1.14         87,061
               2008.....     $1.35       $0.97         88,782
               2007.....     $1.45       $1.35         99,828
               2006.....     $1.25       $1.45        116,398
               2005.....     $1.22       $1.25         83,767
               2004.....     $0.00       $1.22          9,194
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.09            604
               2008.....     $1.05       $1.01         19,740
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.96       $1.28        176,516
               2008.....     $1.71       $0.96        181,596
               2007.....     $1.49       $1.71        185,293
               2006.....     $1.36       $1.49        184,754
               2005.....     $1.19       $1.36        152,380
               2004.....     $1.05       $1.19         91,023
               2003.....     $1.00(a)    $1.05         40,022




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.80       $1.02        415,311
               2008.....     $1.43       $0.80        420,624
               2007.....     $1.44       $1.43        384,825
               2006.....     $1.23       $1.44        409,830
               2005.....     $1.18       $1.23        939,015
               2004.....     $1.09       $1.18        757,731
               2003.....     $1.00(a)    $1.09         46,011
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.01          8,268
               2008.....     $0.98       $0.72         19,773
               2007.....     $1.00(s)    $0.98             --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.15       $1.57         76,814
               2008.....     $1.94       $1.15         84,565
               2007.....     $1.71       $1.94         90,206
               2006.....     $1.55       $1.71         94,011
               2005.....     $1.34       $1.55         97,577
               2004.....     $1.10       $1.34         73,403
               2003.....     $1.00(a)    $1.10         21,797
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.02         45,151
               2008.....     $1.25       $0.80         44,773
               2007.....     $1.20       $1.25         47,071
               2006.....     $1.11       $1.20         46,154
               2005.....     $1.12       $1.11         44,595
               2004.....     $0.00       $1.12          1,269
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76             --
               2008.....     $0.91       $0.60             --
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.78       $1.10         15,991
               2008.....     $1.38       $0.78         14,985
               2007.....     $1.26       $1.38         15,031
               2006.....     $1.19       $1.26         20,358
               2005.....     $1.15       $1.19         14,649
               2004.....     $0.00       $1.15         14,344
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.94       $1.16        159,060
               2008.....     $1.52       $0.94        186,566
               2007.....     $1.50       $1.52        196,101
               2006.....     $1.29       $1.50        142,188
               2005.....     $1.19       $1.29        139,821
               2004.....     $1.08       $1.19         72,126
               2003.....     $1.00(a)    $1.08         44,180
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.24       $2.09         20,669
               2008.....     $2.66       $1.24         18,758
               2007.....     $2.11       $2.66         30,603
               2006.....     $1.68       $2.11         48,683
               2005.....     $1.34       $1.68         28,609
               2004.....     $0.00       $1.34         12,951
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.72             --
               2008.....     $0.94       $0.58             --
               2007.....     $1.00(s)    $0.94             --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.84             --
               2008.....     $0.97       $0.72             --
               2007.....     $1.00(s)    $0.97             --

1.95% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.98             --
               2008.....     $1.01       $0.93             --
               2007.....     $1.00(s)    $1.01             --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.77             --
               2008.....     $0.95       $0.64             --
               2007.....     $1.00(s)    $0.95             --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.91             --
               2008.....     $1.00       $0.82             --
               2007.....     $1.00(s)    $0.99             --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.74       $0.96          4,266
               2008.....     $1.22       $0.74          4,298
               2007.....     $1.22       $1.22          3,508
               2006.....     $1.13       $1.22          3,534
               2005.....     $1.09       $1.13          7,121
               2004.....     $1.04       $1.09          7,175
               2003.....     $1.00(a)    $1.04          7,229
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.79       $0.93          1,203
               2008.....     $1.40       $0.79          1,214
               2007.....     $1.27       $1.40          1,225
               2006.....     $0.00       $1.27            914
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.91       $1.14             --
               2008.....     $1.33       $0.91             --
               2007.....     $1.00(s)    $1.33             --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.73             --
               2008.....     $0.92       $0.62             --
               2007.....     $1.00(s)    $0.92             --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.73       $2.12         94,991
               2008.....     $2.38       $1.73         96,404
               2007.....     $1.68       $2.38        157,179
               2006.....     $1.43       $1.68         91,332
               2005.....     $1.17       $1.43         61,200
               2004.....     $1.05       $1.17         56,253
               2003.....     $1.00(b)    $1.05         13,617
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.09       $1.21         39,292
               2008.....     $1.40       $1.09         60,352
               2007.....     $1.26       $1.40         59,966
               2006.....     $1.16       $1.26         60,733
               2005.....     $1.12       $1.16         58,555
               2004.....     $1.05       $1.12         54,404
               2003.....     $1.00(c)    $1.05         52,374
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.02       $1.24             --
               2008.....     $1.59       $1.02             --
               2007.....     $1.42       $1.59             --
               2006.....     $0.00       $1.42         14,161
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.81       $1.39         35,494
               2008.....     $2.15       $0.81         45,396
               2007.....     $1.53       $2.15         37,719
               2006.....     $1.24       $1.53         18,471
               2005.....     $1.00(o)    $1.24          8,006




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.92       $1.15         85,730
               2008.....     $1.47       $0.92         91,714
               2007.....     $1.19       $1.47         92,126
               2006.....     $1.16       $1.19        149,986
               2005.....     $1.06       $1.16         90,696
               2004.....     $0.00       $1.06         79,232
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.11       $1.49        185,440
               2008.....     $1.96       $1.11        190,148
               2007.....     $1.81       $1.96        225,300
               2006.....     $1.43       $1.81        221,691
               2005.....     $1.31       $1.43        421,148
               2004.....     $1.09       $1.31        368,063
               2003.....     $1.00(f)    $1.09         31,773
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(N)(W):
               2009.....     $1.10       $1.37             --
               2008.....     $1.94       $1.10             --
               2007.....     $1.00(s)    $1.94             --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.79       $1.10          2,479
               2008.....     $1.55       $0.79          2,757
               2007.....     $1.49       $1.55          2,022
               2006.....     $1.35       $1.49          2,090
               2005.....     $0.00       $1.35          1,959
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.88       $1.27             --
               2008.....     $1.41       $0.88             --
               2007.....     $1.00(s)    $1.41             --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.17       $1.65         53,322
               2008.....     $1.81       $1.17         68,808
               2007.....     $1.48       $1.81         65,982
               2006.....     $1.40       $1.48         69,269
               2005.....     $1.22       $1.40         25,919
               2004.....     $0.00       $1.22         28,270
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.90       $1.19         18,238
               2008.....     $1.51       $0.90         18,657
               2007.....     $1.35       $1.51         21,848
               2006.....     $1.31       $1.35         15,656
               2005.....     $1.19       $1.31         16,341
               2004.....     $0.00       $1.19         11,276
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.00       $1.27         91,202
               2008.....     $1.38       $1.00         98,232
               2007.....     $1.47       $1.38        100,414
               2006.....     $1.28       $1.47         91,414
               2005.....     $1.25       $1.28         94,270
               2004.....     $1.11       $1.25         61,084
               2003.....     $1.00(i)    $1.11         19,313
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.92       $1.14            971
               2008.....     $1.42       $0.92         14,843
               2007.....     $1.42       $1.42         15,214
               2006.....     $1.24       $1.42         14,695
               2005.....     $1.21       $1.24         14,263
               2004.....     $1.08       $1.21         13,750
               2003.....     $1.00(j)    $1.08         21,110

1.95% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.12       $1.38          5,333
               2008.....     $1.36       $1.12          6,500
               2007.....     $1.26       $1.36         19,104
               2006.....     $1.16       $1.26          7,806
               2005.....     $0.00       $1.16          7,931
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.04       $1.49         46,275
               2008.....     $1.91       $1.04          8,846
               2007.....     $0.00       $1.91         13,043
               2006.....     $1.33       $0.00             --
               2005.....     $0.00       $1.33         11,138
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.34       $2.35         52,651
               2008.....     $2.86       $1.34         62,001
               2007.....     $2.28       $2.86         73,584
               2006.....     $1.58       $2.28         69,344
               2005.....     $1.22       $1.58         49,707
               2004.....     $0.00       $1.22         34,146
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.87             --
               2008.....     $0.95       $0.67             --
               2007.....     $1.00(s)    $0.95             --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.79       $1.08          5,183
               2008.....     $1.28       $0.79          5,206
               2007.....     $0.00       $1.28            844
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.60       $0.84             --
               2008.....     $1.27       $0.60             --
               2007.....     $1.00(s)    $1.27             --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.72       $1.15         13,735
               2008.....     $1.21       $0.72         23,034
               2007.....     $1.21       $1.21         24,854
               2006.....     $1.09       $1.21         36,806
               2005.....     $1.06       $1.09        202,270
               2004.....     $0.00       $1.06        211,001
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.05       $1.27          7,373
               2008.....     $1.60       $1.05          7,403
               2007.....     $0.00       $1.60          1,135
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74             --
               2008.....     $0.96       $0.57             --
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.72       $1.01            502
               2008.....     $1.34       $0.72         32,726
               2007.....     $1.20       $1.34         34,200
               2006.....     $1.14       $1.20         34,135
               2005.....     $1.11       $1.14         32,087
               2004.....     $0.00       $1.11         30,763
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.24       $0.30        426,029
               2008.....     $1.15       $0.24        281,847
               2007.....     $1.18       $1.15        159,433
               2006.....     $1.10       $1.18        156,254
               2005.....     $1.10       $1.10        356,237
               2004.....     $1.03       $1.10        300,420
               2003.....     $1.00(a)    $1.03          8,437




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74             --
               2008.....     $0.91       $0.55             --
               2007.....     $1.00(s)    $0.91             --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.09       $1.48          8,695
               2008.....     $1.95       $1.09          8,761
               2007.....     $1.76       $1.95          8,827
               2006.....     $1.39       $1.76          7,256
               2005.....     $1.23       $1.39         32,289
               2004.....     $0.00       $1.23         20,680
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.74       $0.93         17,528
               2008.....     $1.36       $0.74             --
               2007.....     $0.00       $1.36         12,203
               2006.....     $1.28       $0.00             --
               2005.....     $0.00       $1.28         10,458
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.76       $0.97             --
               2008.....     $1.27       $0.76             --
               2007.....     $1.00(s)    $1.27             --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.99       $1.21         51,728
               2008.....     $1.80       $0.99         53,473
               2007.....     $1.69       $1.80         51,849
               2006.....     $1.35       $1.69        113,259
               2005.....     $1.23       $1.35        142,163
               2004.....     $0.00       $1.23        159,988
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.04          2,091
               2008.....     $1.33       $0.80          2,428
               2007.....     $1.28       $1.33          3,093
               2006.....     $1.21       $1.28          3,401
               2005.....     $1.12       $1.21          3,595
               2004.....     $0.00       $1.12          3,918
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.73       $1.17             --
               2008.....     $1.17       $0.73             --
               2007.....     $1.00(s)    $1.17             --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68             --
               2008.....     $1.00       $0.41         11,635
               2007.....     $1.00(s)    $0.97         48,606
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.74             --
               2008.....     $0.95       $0.54             --
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.64       $1.05             --
               2008.....     $1.29       $0.64             --
               2007.....     $1.00(s)    $1.29             --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.87       $1.09            962
               2008.....     $1.38       $0.87            971
               2007.....     $1.44       $1.38            979
               2006.....     $1.26       $1.44          7,666
               2005.....     $0.00       $1.26          7,759

1.95% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.99       $1.21         6,845
               2008.....     $1.49       $0.99         6,896
               2007.....     $1.48       $1.49         6,948
               2006.....     $1.30       $1.48         6,588
               2005.....     $0.00       $1.30         6,693



2.00%Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.91       $1.03       3,184,996
               2008.....     $1.08       $0.91       2,793,183
               2007.....     $1.07       $1.08         858,243
               2006.....     $1.05       $1.07         267,099
               2005.....     $1.04       $1.05         199,526
               2004.....     $0.00       $1.04          40,891
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.94       $1.25         795,684
               2008.....     $1.51       $0.94         694,066
               2007.....     $1.43       $1.51         280,804
               2006.....     $1.33       $1.43         103,606
               2005.....     $1.21       $1.33          77,889
               2004.....     $0.00       $1.21          16,634
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.84       $1.04          14,857
               2008.....     $1.37       $0.84           6,854
               2007.....     $1.00(s)    $1.37              --
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.03       $1.19         680,351
               2008.....     $1.01       $1.03         659,854
               2007.....     $0.94       $1.01         166,984
               2006.....     $0.00       $0.94           9,720
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.04       $1.02         869,342
               2008.....     $1.04       $1.04       1,667,785
               2007.....     $1.01       $1.04         182,647
               2006.....     $0.99       $1.01          26,666
               2005.....     $0.98       $0.99          20,590
               2004.....     $0.00       $0.98           6,553
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $0.98         546,310
               2008.....     $1.09       $0.93         469,720
               2007.....     $1.08       $1.09         142,102
               2006.....     $1.04       $1.08          39,371
               2005.....     $1.03       $1.04          34,036
               2004.....     $0.00       $1.03          11,616
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.02       $1.24         363,679
               2008.....     $1.63       $1.02         259,099
               2007.....     $1.97       $1.63         105,952
               2006.....     $1.54       $1.97          50,693
               2005.....     $1.42       $1.54          39,811
               2004.....     $0.00       $1.42          15,104
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55           7,758
               2008.....     $1.00       $0.42           5,442
               2007.....     $1.00(s)    $0.92              --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.86       $1.00              --
               2008.....     $1.35       $0.86              --
               2007.....     $1.00(s)    $1.35              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.72       $0.94        178,737
               2008.....     $1.25       $0.72        210,206
               2007.....     $1.06       $1.25        218,781
               2006.....     $1.11       $1.06        219,107
               2005.....     $1.12       $1.11        163,451
               2004.....     $0.00       $1.12         52,734
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.97       $1.13        187,074
               2008.....     $1.35       $0.97         80,254
               2007.....     $1.45       $1.35        100,708
               2006.....     $1.25       $1.45         98,098
               2005.....     $0.00       $1.25         65,891
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.09        458,599
               2008.....     $1.05       $1.01         20,579
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.96       $1.27         46,123
               2008.....     $1.71       $0.96         26,488
               2007.....     $1.49       $1.71         22,612
               2006.....     $1.36       $1.49          9,676
               2005.....     $1.19       $1.36          9,499
               2004.....     $0.00       $1.19          3,440
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.80       $1.02        978,150
               2008.....     $1.43       $0.80        896,056
               2007.....     $1.44       $1.43        354,662
               2006.....     $1.22       $1.44        198,010
               2005.....     $1.18       $1.22        165,745
               2004.....     $0.00       $1.18         71,115
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.01        462,667
               2008.....     $0.98       $0.72        293,705
               2007.....     $1.00(s)    $0.98             --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.14       $1.57         40,402
               2008.....     $1.93       $1.14         25,694
               2007.....     $1.71       $1.93          6,132
               2006.....     $1.55       $1.71          6,164
               2005.....     $1.34       $1.55          6,397
               2004.....     $0.00       $1.34          6,791
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.02         17,687
               2008.....     $1.25       $0.80         17,804
               2007.....     $1.20       $1.25         15,446
               2006.....     $1.10       $1.20          7,317
               2005.....     $0.00       $1.10          7,375
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.76        342,832
               2008.....     $0.91       $0.60        181,647
               2007.....     $1.00(s)    $0.91             --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.78       $1.09         21,928
               2008.....     $1.38       $0.78          9,544
               2007.....     $1.26       $1.38          9,039
               2006.....     $1.19       $1.26          8,950
               2005.....     $1.15       $1.19          8,739
               2004.....     $0.00       $1.15          8,728
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.16         22,473
               2008.....     $1.52       $0.93         21,991
               2007.....     $1.50       $1.52         20,345
               2006.....     $1.29       $1.50         14,235
               2005.....     $1.19       $1.29         14,349
               2004.....     $0.00       $1.19          3,944

2.00% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.23       $2.08          73,611
               2008.....     $2.66       $1.23          63,665
               2007.....     $2.11       $2.66          47,354
               2006.....     $1.68       $2.11          45,866
               2005.....     $1.34       $1.68          35,979
               2004.....     $0.00       $1.34           3,789
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.72           5,114
               2008.....     $0.94       $0.58              --
               2007.....     $1.00(s)    $0.94              --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.84       1,571,328
               2008.....     $0.97       $0.72         194,470
               2007.....     $1.00(s)    $0.97              --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.98         143,123
               2008.....     $1.01       $0.93              --
               2007.....     $1.00(s)    $1.01              --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.77       1,590,717
               2008.....     $1.00       $0.64         281,942
               2007.....     $1.00(s)    $0.95          67,566
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.91         655,601
               2008.....     $1.00       $0.82         531,235
               2007.....     $1.00(s)    $0.99           8,576
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.73       $0.96           3,523
               2008.....     $1.22       $0.73             313
               2007.....     $1.00(s)    $1.22              --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.78       $0.93           8,532
               2008.....     $1.39       $0.78          11,546
               2007.....     $1.27       $1.39          12,571
               2006.....     $0.00       $1.27           4,908
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.91       $1.14           2,977
               2008.....     $1.33       $0.91           3,004
               2007.....     $1.00(s)    $1.33              --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.73         474,705
               2008.....     $0.92       $0.62         257,103
               2007.....     $1.00(s)    $0.92              --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.73       $2.12         199,559
               2008.....     $2.37       $1.73         154,457
               2007.....     $1.68       $2.37          29,701
               2006.....     $1.43       $1.68          16,941
               2005.....     $0.00       $1.43          10,775
               2004.....     $0.00       $0.00              --
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.09       $1.20          25,240
               2008.....     $1.40       $1.09          10,573
               2007.....     $1.26       $1.40           5,381
               2006.....     $1.15       $1.26           5,339
               2005.....     $1.12       $1.15           5,182
               2004.....     $0.00       $1.12           4,599
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.01       $1.23          22,623
               2008.....     $1.59       $1.01          10,552
               2007.....     $1.00(s)    $1.59              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.81       $1.38          91,588
               2008.....     $2.15       $0.81          99,998
               2007.....     $1.53       $2.15          44,059
               2006.....     $1.24       $1.53          53,060
               2005.....     $1.00(o)    $1.24          10,075
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.92       $1.14       1,068,932
               2008.....     $1.47       $0.92         845,299
               2007.....     $1.19       $1.47         327,443
               2006.....     $1.16       $1.19         175,299
               2005.....     $1.06       $1.16         122,733
               2004.....     $0.00       $1.06           9,713
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.10       $1.48         686,211
               2008.....     $1.95       $1.10         564,746
               2007.....     $1.81       $1.95         213,350
               2006.....     $1.43       $1.81         122,200
               2005.....     $1.31       $1.43         100,169
               2004.....     $0.00       $1.31          28,638
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.10       $1.36          18,691
               2008.....     $1.94       $1.10           3,274
               2007.....     $1.00(s)    $1.94              --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.79       $1.09          10,255
               2008.....     $1.55       $0.79              --
               2007.....     $1.00(s)    $1.55              --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.88       $1.26           4,627
               2008.....     $1.41       $0.88           4,664
               2007.....     $1.00(s)    $1.41              --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.17       $1.65          21,751
               2008.....     $1.80       $1.17          20,345
               2007.....     $1.48       $1.80          10,028
               2006.....     $1.40       $1.48          10,695
               2005.....     $1.22       $1.40           3,635
               2004.....     $0.00       $1.22           3,881
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.90       $1.18          60,455
               2008.....     $1.50       $0.90          70,581
               2007.....     $1.35       $1.50          31,920
               2006.....     $1.31       $1.35          16,431
               2005.....     $0.00       $1.31          10,288
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $1.00       $1.26         184,128
               2008.....     $1.38       $1.00         207,524
               2007.....     $1.46       $1.38         143,490
               2006.....     $1.28       $1.46          57,065
               2005.....     $1.25       $1.28          46,267
               2004.....     $0.00       $1.25          14,613
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.92       $1.14          26,765
               2008.....     $1.42       $0.92              --
               2007.....     $1.00(s)    $1.42              --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.12       $1.38          70,723
               2008.....     $1.36       $1.12           6,243
               2007.....     $1.26       $1.36           4,647
               2006.....     $1.16       $1.26           4,573
               2005.....     $1.10       $1.16           4,262
               2004.....     $0.00       $1.10           4,136

2.00% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.04       $1.49         137,467
               2008.....     $1.90       $1.04          96,752
               2007.....     $1.42       $1.90           5,207
               2006.....     $1.33       $1.42           3,968
               2005.....     $1.21       $1.33           3,642
               2004.....     $0.00       $1.21           3,687
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.33       $2.34         527,642
               2008.....     $2.85       $1.33         491,889
               2007.....     $2.27       $2.85         151,044
               2006.....     $1.58       $2.27          72,569
               2005.....     $1.22       $1.58          62,951
               2004.....     $0.00       $1.22          14,227
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.87         282,828
               2008.....     $0.95       $0.67         159,475
               2007.....     $1.00(s)    $0.95              --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.79       $1.08         740,119
               2008.....     $1.28       $0.79         636,539
               2007.....     $0.00       $1.28         169,036
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.60       $0.83              --
               2008.....     $1.27       $0.60              --
               2007.....     $1.00(s)    $1.27              --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.72       $1.15           9,600
               2008.....     $1.21       $0.72          12,927
               2007.....     $1.21       $1.21           5,835
               2006.....     $1.09       $1.21           5,429
               2005.....     $1.06       $1.09           5,449
               2004.....     $0.00       $1.06           3,207
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.05       $1.26       1,560,282
               2008.....     $1.59       $1.05       1,164,061
               2007.....     $0.00       $1.59         247,804
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.74              --
               2008.....     $0.96       $0.57              --
               2007.....     $1.00(s)    $0.96              --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.71       $1.01           7,509
               2008.....     $1.34       $0.71           6,458
               2007.....     $1.20       $1.34           6,899
               2006.....     $1.14       $1.20           6,498
               2005.....     $1.11       $1.14           6,351
               2004.....     $0.00       $1.11           6,249
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.24       $0.30         685,473
               2008.....     $1.15       $0.24         617,967
               2007.....     $1.18       $1.15         173,766
               2006.....     $1.10       $1.18          48,279
               2005.....     $1.10       $1.10          38,217
               2004.....     $0.00       $1.10          15,563
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74          20,389
               2008.....     $0.91       $0.55          13,011
               2007.....     $1.00(s)    $0.91              --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.08       $1.48           1,813
               2008.....     $1.94       $1.08              --
               2007.....     $1.00(s)    $1.94              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.74       $0.93          3,109
               2008.....     $1.36       $0.74          3,138
               2007.....     $1.00(s)    $1.36             --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.76       $0.97             --
               2008.....     $1.27       $0.76             --
               2007.....     $1.00(s)    $1.27             --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.98       $1.20         12,414
               2008.....     $1.79       $0.98         11,567
               2007.....     $1.69       $1.79         11,395
               2006.....     $1.35       $1.69          6,523
               2005.....     $1.23       $1.35          6,904
               2004.....     $0.00       $1.23          7,254
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.03             --
               2008.....     $1.33       $0.80             --
               2007.....     $1.00(s)    $1.33             --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.72       $1.16             --
               2008.....     $1.17       $0.72             --
               2007.....     $1.00(s)    $1.17             --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68        166,570
               2008.....     $1.00       $0.41         48,859
               2007.....     $1.00(s)    $0.97             --
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.74             --
               2008.....     $0.95       $0.54             --
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.64       $1.04             --
               2008.....     $1.29       $0.64             --
               2007.....     $1.00(s)    $1.29             --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.87       $1.09          8,448
               2008.....     $1.37       $0.87          8,547
               2007.....     $1.44       $1.37          7,777
               2006.....     $1.26       $1.44          7,996
               2005.....     $1.24       $1.26          7,706
               2004.....     $0.00       $1.24          7,745
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.99       $1.20          6,557
               2008.....     $1.49       $0.99             --
               2007.....     $1.00(s)    $1.49             --



2.05% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.91       $1.03       1,566,984
               2008.....     $1.07       $0.91       1,585,976
               2007.....     $1.07       $1.07       1,982,212
               2006.....     $1.05       $1.07       1,849,405
               2005.....     $1.04       $1.05       1,408,549
               2004.....     $1.01       $1.04         769,904
               2003.....     $1.00(a)    $1.01          45,604

2.05% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.93       $1.25         302,767
               2008.....     $1.50       $0.93         317,515
               2007.....     $1.43       $1.50         351,451
               2006.....     $1.33       $1.43         379,134
               2005.....     $1.21       $1.33         367,971
               2004.....     $1.07       $1.21         172,585
               2003.....     $1.00(a)    $1.07          10,673
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.84       $1.04          61,669
               2008.....     $1.37       $0.84          46,234
               2007.....     $1.33       $1.37          50,500
               2006.....     $1.18       $1.33          47,746
               2005.....     $1.15       $1.18          18,141
               2004.....     $0.00       $1.15         129,989
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.03       $1.19         153,835
               2008.....     $1.01       $1.03          97,640
               2007.....     $0.94       $1.01          77,198
               2006.....     $0.92       $0.94          50,920
               2005.....     $1.00(o)    $0.92           3,347
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.04       $1.02         301,561
               2008.....     $1.04       $1.04         218,584
               2007.....     $1.01       $1.04         211,517
               2006.....     $0.99       $1.01         210,308
               2005.....     $0.98       $0.99         238,902
               2004.....     $1.00       $0.98         107,512
               2003.....     $1.00(a)    $1.00           4,376
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $0.98         155,933
               2008.....     $1.09       $0.93         171,412
               2007.....     $1.08       $1.09         182,501
               2006.....     $1.04       $1.08         225,751
               2005.....     $1.03       $1.04         175,992
               2004.....     $1.01       $1.03         109,194
               2003.....     $1.00(a)    $1.01           2,891
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.02       $1.24         286,497
               2008.....     $1.63       $1.02         272,073
               2007.....     $1.97       $1.63         281,682
               2006.....     $1.54       $1.97         316,069
               2005.....     $1.41       $1.54         448,716
               2004.....     $1.07       $1.41         544,533
               2003.....     $1.00(a)    $1.07           7,382
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55          45,555
               2008.....     $1.00       $0.42          45,943
               2007.....     $1.00(s)    $0.92              --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.86       $0.99          16,388
               2008.....     $1.35       $0.86          15,630
               2007.....     $1.38       $1.35          27,183
               2006.....     $1.21       $1.38          30,336
               2005.....     $1.18       $1.21          24,789
               2004.....     $0.00       $1.18         129,886
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.71       $0.94         869,672
               2008.....     $1.25       $0.71         949,632
               2007.....     $1.05       $1.25       1,023,614
               2006.....     $1.11       $1.05       1,161,377
               2005.....     $1.11       $1.11       1,108,547
               2004.....     $1.03       $1.11         738,041
               2003.....     $1.00(a)    $1.03          35,118




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.96       $1.13         175,009
               2008.....     $1.34       $0.96         174,330
               2007.....     $1.45       $1.34         231,916
               2006.....     $1.25       $1.45         250,116
               2005.....     $1.22       $1.25         207,183
               2004.....     $0.00       $1.22          87,605
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.09         172,660
               2008.....     $1.05       $1.01          40,547
               2007.....     $1.00(s)    $1.05              --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.96       $1.27         279,688
               2008.....     $1.70       $0.96         301,507
               2007.....     $1.48       $1.70         304,230
               2006.....     $1.36       $1.48         248,023
               2005.....     $1.19       $1.36         336,873
               2004.....     $1.05       $1.19         204,521
               2003.....     $1.00(a)    $1.05           3,658
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.80       $1.02       1,058,370
               2008.....     $1.43       $0.80       1,105,658
               2007.....     $1.44       $1.43       1,122,083
               2006.....     $1.22       $1.44       1,167,526
               2005.....     $1.18       $1.22       1,174,106
               2004.....     $1.08       $1.18         702,107
               2003.....     $1.00(a)    $1.08          47,006
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.01          57,366
               2008.....     $0.98       $0.72          16,709
               2007.....     $1.00(s)    $0.98              --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.14       $1.56         124,616
               2008.....     $1.93       $1.14         124,559
               2007.....     $1.71       $1.93         132,394
               2006.....     $1.55       $1.71         218,887
               2005.....     $1.34       $1.55         115,720
               2004.....     $1.10       $1.34         145,727
               2003.....     $1.00(a)    $1.10           2,251
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.02           8,726
               2008.....     $1.25       $0.80           9,308
               2007.....     $1.20       $1.25          15,811
               2006.....     $1.10       $1.20          35,919
               2005.....     $1.11       $1.10          35,317
               2004.....     $1.05       $1.11          30,713
               2003.....     $1.00(a)    $1.05          15,959
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.75           4,078
               2008.....     $0.91       $0.60           3,981
               2007.....     $1.00(s)    $0.91              --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.77       $1.09          10,828
               2008.....     $1.37       $0.77           6,627
               2007.....     $1.26       $1.37          14,858
               2006.....     $1.18       $1.26           7,372
               2005.....     $1.15       $1.18           7,644
               2004.....     $1.06       $1.15           6,047
               2003.....     $1.00(a)    $1.06           7,359
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.15          49,483
               2008.....     $1.51       $0.93          52,938
               2007.....     $1.49       $1.51          89,398
               2006.....     $1.29       $1.49         103,441
               2005.....     $1.19       $1.29         115,717
               2004.....     $0.00       $1.19          77,514

2.05% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.23       $2.08        136,779
               2008.....     $2.65       $1.23        152,138
               2007.....     $2.10       $2.65        152,467
               2006.....     $1.68       $2.10        192,042
               2005.....     $1.34       $1.68        106,702
               2004.....     $1.10       $1.34         46,516
               2003.....     $1.00(a)    $1.10          2,975
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.72             --
               2008.....     $1.00       $0.58          2,863
               2007.....     $1.00(s)    $0.94          5,553
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.84        244,992
               2008.....     $0.97       $0.72        234,217
               2007.....     $1.00(s)    $0.97             --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.98         53,274
               2008.....     $1.01       $0.93         27,446
               2007.....     $1.00(s)    $1.01             --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.77          6,840
               2008.....     $1.00       $0.64          6,899
               2007.....     $1.00(s)    $0.95         18,305
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.90        108,313
               2008.....     $1.00       $0.82         34,164
               2007.....     $1.00(s)    $0.99         16,496
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.73       $0.96         20,808
               2008.....     $1.21       $0.73         20,986
               2007.....     $1.21       $1.21         20,873
               2006.....     $1.12       $1.21             --
               2005.....     $1.09       $1.12         17,954
               2004.....     $0.00       $1.09          9,222
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.78       $0.92         62,311
               2008.....     $1.39       $0.78         70,564
               2007.....     $1.27       $1.39         69,952
               2006.....     $1.19       $1.27         66,104
               2005.....     $0.00       $1.19         29,842
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.91       $1.14          1,915
               2008.....     $1.33       $0.91          1,931
               2007.....     $1.26       $1.33          1,948
               2006.....     $0.00       $1.26          1,965
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.73         48,920
               2008.....     $0.92       $0.62         28,780
               2007.....     $1.00(s)    $0.92             --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.72       $2.11        413,746
               2008.....     $2.37       $1.72        433,421
               2007.....     $1.68       $2.37        362,849
               2006.....     $1.42       $1.68        293,099
               2005.....     $1.17       $1.42        108,428
               2004.....     $0.00       $1.17         34,277




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.08       $1.20         57,705
               2008.....     $1.40       $1.08         56,622
               2007.....     $1.26       $1.40         46,035
               2006.....     $1.15       $1.26         50,653
               2005.....     $1.12       $1.15         46,014
               2004.....     $1.05       $1.12         32,851
               2003.....     $1.00(c)    $1.05         26,403
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.01       $1.23         11,526
               2008.....     $1.58       $1.01         11,572
               2007.....     $1.42       $1.58         14,971
               2006.....     $1.24       $1.42          8,195
               2005.....     $0.00       $1.24          6,283
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.81       $1.38        352,756
               2008.....     $2.15       $0.81        343,129
               2007.....     $1.53       $2.15        239,160
               2006.....     $1.24       $1.53        222,258
               2005.....     $1.00(o)    $1.24         39,536
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.91       $1.14        229,229
               2008.....     $1.46       $0.91        245,342
               2007.....     $1.19       $1.46        259,114
               2006.....     $1.15       $1.19        264,555
               2005.....     $1.06       $1.15        163,247
               2004.....     $0.00       $1.06         16,862
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.10       $1.48        557,670
               2008.....     $1.95       $1.10        584,012
               2007.....     $1.81       $1.95        617,668
               2006.....     $1.42       $1.81        670,404
               2005.....     $1.31       $1.42        705,807
               2004.....     $1.09       $1.31        341,781
               2003.....     $1.00(f)    $1.09         18,812
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.09       $1.36         17,377
               2008.....     $1.93       $1.09         19,956
               2007.....     $1.62       $1.93         16,267
               2006.....     $1.37       $1.62         18,500
               2005.....     $1.20       $1.37         38,727
               2004.....     $1.07       $1.20         26,034
               2003.....     $1.00(b)    $1.07          8,430
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.79       $1.09          4,128
               2008.....     $1.55       $0.79          1,734
               2007.....     $1.48       $1.55          1,160
               2006.....     $0.00       $1.48          1,125
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.88       $1.26          5,155
               2008.....     $1.40       $0.88             --
               2007.....     $1.00(s)    $1.40             --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.16       $1.64         80,012
               2008.....     $1.80       $1.16         85,729
               2007.....     $1.48       $1.80         86,554
               2006.....     $1.40       $1.48          6,406
               2005.....     $1.22       $1.40          8,413
               2004.....     $0.00       $1.22          3,413

2.05% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.18         76,227
               2008.....     $1.50       $0.89         88,172
               2007.....     $1.35       $1.50         81,859
               2006.....     $1.31       $1.35         67,035
               2005.....     $1.19       $1.31        156,316
               2004.....     $0.00       $1.19         30,341
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $0.99       $1.26        206,060
               2008.....     $1.37       $0.99        223,922
               2007.....     $1.46       $1.37        246,504
               2006.....     $1.28       $1.46        282,872
               2005.....     $1.25       $1.28        299,668
               2004.....     $1.11       $1.25        146,156
               2003.....     $1.00(i)    $1.11          2,151
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.92       $1.14         75,913
               2008.....     $1.41       $0.92         78,254
               2007.....     $1.42       $1.41         87,417
               2006.....     $1.24       $1.42         61,021
               2005.....     $1.21       $1.24        107,034
               2004.....     $0.00       $1.21         31,341
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.12       $1.37        204,809
               2008.....     $1.36       $1.12        158,283
               2007.....     $1.26       $1.36        148,207
               2006.....     $1.16       $1.26        135,082
               2005.....     $1.10       $1.16         51,176
               2004.....     $0.00       $1.10         28,229
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.04       $1.48         82,274
               2008.....     $1.90       $1.04         84,332
               2007.....     $1.42       $1.90         60,830
               2006.....     $1.33       $1.42         36,506
               2005.....     $1.20       $1.33         76,330
               2004.....     $0.00       $1.20        168,018
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.33       $2.34        264,307
               2008.....     $2.84       $1.33        283,491
               2007.....     $2.27       $2.84        266,030
               2006.....     $1.58       $2.27        325,901
               2005.....     $1.22       $1.58        212,343
               2004.....     $0.00       $1.22         87,965
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.87          9,753
               2008.....     $0.95       $0.67          9,672
               2007.....     $1.00(s)    $0.95             --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.79       $1.08         12,722
               2008.....     $1.28       $0.79         14,383
               2007.....     $0.00       $1.28          5,809
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.60       $0.83          7,365
               2008.....     $1.27       $0.60          7,431
               2007.....     $1.18       $1.27          7,402
               2006.....     $0.00       $1.18          7,468
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.72       $1.14        136,419
               2008.....     $1.21       $0.72        154,565
               2007.....     $1.21       $1.21        161,007
               2006.....     $1.09       $1.21        183,009
               2005.....     $1.06       $1.09        183,862
               2004.....     $1.02       $1.06        159,697
               2003.....     $1.00(a)    $1.02         15,693



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.05       $1.26         90,453
               2008.....     $1.59       $1.05         37,328
               2007.....     $1.51       $1.59          9,652
               2006.....     $0.00       $1.51          1,683
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.73             --
               2008.....     $0.96       $0.57             --
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.71       $1.01             --
               2008.....     $1.34       $0.71             --
               2007.....     $0.00       $1.34             --
               2006.....     $1.14       $1.20             --
               2005.....     $1.11       $1.14         14,059
               2004.....     $0.00       $1.11         13,206
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.24       $0.30        550,830
               2008.....     $1.15       $0.24        322,692
               2007.....     $1.18       $1.15        272,480
               2006.....     $1.10       $1.18        330,568
               2005.....     $1.10       $1.10        333,082
               2004.....     $1.03       $1.10        185,643
               2003.....     $1.00(a)    $1.03          5,481
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74             --
               2008.....     $0.91       $0.55             --
               2007.....     $1.00(s)    $0.91             --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.08       $1.47        112,886
               2008.....     $1.94       $1.08        143,583
               2007.....     $1.75       $1.94        143,379
               2006.....     $1.38       $1.75        142,131
               2005.....     $1.23       $1.38        122,898
               2004.....     $0.00       $1.23          2,374
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.73       $0.93          7,612
               2008.....     $1.36       $0.73          7,680
               2007.....     $1.45       $1.36          7,341
               2006.....     $1.28       $1.45         18,778
               2005.....     $0.00       $1.28         11,496
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.76       $0.97          3,372
               2008.....     $1.27       $0.76          5,845
               2007.....     $1.37       $1.27          6,387
               2006.....     $1.21       $1.37          6,695
               2005.....     $1.17       $1.21          6,286
               2004.....     $0.00       $1.17          6,490
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.98       $1.20        101,465
               2008.....     $1.79       $0.98        105,010
               2007.....     $1.68       $1.79         98,966
               2006.....     $1.35       $1.68        126,571
               2005.....     $1.22       $1.35        122,401
               2004.....     $1.08       $1.22        126,829
               2003.....     $1.00(a)    $1.08         16,110
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.03         21,193
               2008.....     $1.33       $0.80         19,593
               2007.....     $1.28       $1.33         21,656
               2006.....     $1.20       $1.28         20,548
               2005.....     $1.12       $1.20         16,931
               2004.....     $0.00       $1.12         14,737

2.05% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.72       $1.16             --
               2008.....     $1.17       $0.72             --
               2007.....     $1.00(s)    $1.17             --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68          3,548
               2008.....     $1.00       $0.41          2,784
               2007.....     $1.00(s)    $0.97          5,400
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.74             --
               2008.....     $0.95       $0.54             --
               2007.....     $1.00(s)    $0.95             --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.64       $1.04             --
               2008.....     $1.29       $0.64             --
               2007.....     $1.13       $1.29          1,597
               2006.....     $1.12       $1.13             --
               2005.....     $0.00       $1.12          3,851
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.86       $1.09        131,485
               2008.....     $1.37       $0.86        171,765
               2007.....     $1.43       $1.37        200,070
               2006.....     $1.26       $1.43        210,883
               2005.....     $1.24       $1.26        255,431
               2004.....     $0.00       $1.24        173,898
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.99       $1.20             --
               2008.....     $1.48       $0.99             --
               2007.....     $1.48       $1.48          9,948
               2006.....     $1.30       $1.48         23,991
               2005.....     $0.00       $1.30         23,818



2.10% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.91       $1.03         98,833
               2008.....     $1.07       $0.91        105,106
               2007.....     $1.07       $1.07        113,642
               2006.....     $1.04       $1.07         57,300
               2005.....     $0.00       $1.04         44,143
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.93       $1.24         33,788
               2008.....     $1.50       $0.93         33,042
               2007.....     $1.43       $1.50         33,971
               2006.....     $1.33       $1.43         17,871
               2005.....     $0.00       $1.33         13,817
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.84       $1.03             --
               2008.....     $1.36       $0.84             --
               2007.....     $1.00(s)    $1.36             --
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.03       $1.18          2,857
               2008.....     $1.01       $1.03          2,544
               2007.....     $0.94       $1.01          3,977
               2006.....     $0.92       $0.94          4,151
               2005.....     $1.00(o)    $0.92          3,810
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.03       $1.01         16,618
               2008.....     $1.03       $1.03         17,214
               2007.....     $1.01       $1.03         19,078
               2006.....     $0.99       $1.01          9,715
               2005.....     $0.00       $0.99          6,711




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.92       $0.98         1,669
               2008.....     $1.08       $0.92         1,381
               2007.....     $1.07       $1.08         1,789
               2006.....     $1.04       $1.07         1,753
               2005.....     $0.00       $1.04         1,643
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.01       $1.24        15,013
               2008.....     $1.62       $1.01        12,695
               2007.....     $1.97       $1.62        13,331
               2006.....     $1.54       $1.97         6,703
               2005.....     $0.00       $1.54         6,022
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55            --
               2008.....     $1.00       $0.42            --
               2007.....     $1.00(s)    $0.92            --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.86       $0.99            --
               2008.....     $1.35       $0.86            --
               2007.....     $1.00(s)    $1.35            --
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.71       $0.94        67,151
               2008.....     $1.24       $0.71        66,653
               2007.....     $1.05       $1.24        63,723
               2006.....     $1.11       $1.05        33,994
               2005.....     $0.00       $1.11        23,550
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.96       $1.13        43,316
               2008.....     $1.34       $0.96        42,304
               2007.....     $1.45       $1.34        42,946
               2006.....     $1.25       $1.45        22,385
               2005.....     $0.00       $1.25        18,270
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.01       $1.09            --
               2008.....     $1.05       $1.01            --
               2007.....     $1.00(s)    $1.05            --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.95       $1.27         2,199
               2008.....     $1.70       $0.95         2,392
               2007.....     $1.48       $1.70         1,949
               2006.....     $1.36       $1.48         2,183
               2005.....     $0.00       $1.36         2,161
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.80       $1.01        51,942
               2008.....     $1.42       $0.80        50,336
               2007.....     $1.43       $1.42        47,242
               2006.....     $1.22       $1.43        24,493
               2005.....     $0.00       $1.22        19,741
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.01            --
               2008.....     $0.98       $0.72            --
               2007.....     $1.00(s)    $0.98            --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.14       $1.56           857
               2008.....     $1.92       $1.14           964
               2007.....     $1.70       $1.92           825
               2006.....     $1.55       $1.70           907
               2005.....     $0.00       $1.55           909
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.80       $1.01            --
               2008.....     $1.24       $0.80            --
               2007.....     $1.00(s)    $1.24            --
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.60       $0.75            --
               2008.....     $0.91       $0.60            --
               2007.....     $1.00(s)    $0.91            --

2.10% Variable Account Charge Continued



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.77       $1.09            --
               2008.....     $1.37       $0.77            --
               2007.....     $1.26       $1.37            --
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.93       $1.15            --
               2008.....     $1.51       $0.93            --
               2007.....     $1.00(s)    $1.51            --
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.23       $2.07        13,571
               2008.....     $2.65       $1.23        14,845
               2007.....     $2.10       $2.65        13,112
               2006.....     $1.67       $2.10         8,182
               2005.....     $0.00       $1.67         6,818
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.72            --
               2008.....     $1.00       $0.58            --
               2007.....     $1.00(s)    $0.94            --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.84            --
               2008.....     $0.97       $0.72            --
               2007.....     $1.00(s)    $0.97            --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.98            --
               2008.....     $1.01       $0.93            --
               2007.....     $1.00(s)    $1.01            --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.64       $0.77            --
               2008.....     $1.00       $0.64            --
               2007.....     $1.00(s)    $0.95            --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.90            --
               2008.....     $1.00       $0.82            --
               2007.....     $1.00(s)    $0.99            --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.73       $0.95            --
               2008.....     $1.21       $0.73            --
               2007.....     $1.00(s)    $1.21            --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.78       $0.92            --
               2008.....     $1.39       $0.78            --
               2007.....     $1.00       $1.39            --
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.90       $1.13            --
               2008.....     $1.33       $0.90            --
               2007.....     $1.00(s)    $1.33            --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.73            --
               2008.....     $0.92       $0.62            --
               2007.....     $1.00(s)    $0.92            --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.72       $2.10            --
               2008.....     $2.36       $1.72            --
               2007.....     $1.00(s)    $2.36            --
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.08       $1.20            --
               2008.....     $1.40       $1.08            --
               2007.....     $1.00(s)    $1.40            --
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.01       $1.22            --
               2008.....     $1.58       $1.01            --
               2007.....     $1.00(s)    $1.58            --


                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.81       $1.38            --
               2008.....     $2.15       $0.81            --
               2007.....     $1.00(s)    $2.15            --
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.91       $1.13        61,833
               2008.....     $1.46       $0.91        60,416
               2007.....     $1.19       $1.46        61,052
               2006.....     $1.15       $1.19        34,247
               2005.....     $0.00       $1.15        24,961
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.10       $1.47        38,987
               2008.....     $1.94       $1.10        40,207
               2007.....     $1.81       $1.94        38,385
               2006.....     $1.42       $1.81        21,154
               2005.....     $0.00       $1.42        17,471
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.09       $1.36            --
               2008.....     $1.93       $1.09            --
               2007.....     $1.00(s)    $1.93            --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.79       $1.09            --
               2008.....     $1.54       $0.79            --
               2007.....     $1.00(s)    $1.54            --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.88       $1.26            --
               2008.....     $1.40       $0.88            --
               2007.....     $1.00(s)    $1.40            --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.16       $1.64            --
               2008.....     $1.79       $1.16            --
               2007.....     $1.00(s)    $1.79            --
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.18         3,571
               2008.....     $1.50       $0.89         3,640
               2007.....     $1.35       $1.50         3,412
               2006.....     $1.31       $1.35         1,832
               2005.....     $0.00       $1.31         1,663
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $0.99       $1.25        20,005
               2008.....     $1.37       $0.99        20,376
               2007.....     $1.46       $1.37        21,171
               2006.....     $1.28       $1.46        11,030
               2005.....     $0.00       $1.28         8,785
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.91       $1.13            --
               2008.....     $1.41       $0.91            --
               2007.....     $1.00(s)    $1.41            --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.11       $1.37            --
               2008.....     $1.35       $1.11            --
               2007.....     $1.00(s)    $1.35            --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.03       $1.48         1,029
               2008.....     $1.90       $1.03         1,194
               2007.....     $1.42       $1.90           947
               2006.....     $1.33       $1.42         1,238
               2005.....     $0.00       $1.33         1,201
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.33       $2.33        12,926
               2008.....     $2.84       $1.33        15,002
               2007.....     $2.26       $2.84        13,243
               2006.....     $1.58       $2.26         8,991
               2005.....     $0.00       $1.58         8,925

2.10% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.87            --
               2008.....     $0.95       $0.67            --
               2007.....     $1.00(s)    $0.95            --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.79       $1.07            --
               2008.....     $1.28       $0.79            --
               2007.....     $1.00(s)    $1.28            --
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.60       $0.83            --
               2008.....     $1.26       $0.60            --
               2007.....     $1.00(s)    $1.26            --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.71       $1.14            --
               2008.....     $1.21       $0.71            --
               2007.....     $1.00(s)    $1.21            --
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.05       $1.25            --
               2008.....     $1.59       $1.05            --
               2007.....     $1.00(s)    $1.59            --
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.73            --
               2008.....     $0.96       $0.57            --
               2007.....     $1.00(s)    $0.96            --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.71       $1.00            --
               2008.....     $1.34       $0.71            --
               2007.....     $1.00(s)    $1.34            --
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.24       $0.30        63,257
               2008.....     $1.15       $0.24        33,838
               2007.....     $1.18       $1.15        29,334
               2006.....     $1.10       $1.18        15,182
               2005.....     $0.00       $1.10        10,690
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.74            --
               2008.....     $0.91       $0.55            --
               2007.....     $1.00(s)    $0.91            --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.08       $1.47           866
               2008.....     $1.93       $1.08           953
               2007.....     $1.75       $1.93           776
               2006.....     $1.38       $1.75           839
               2005.....     $0.00       $1.38           966
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.73       $0.93            --
               2008.....     $1.35       $0.73            --
               2007.....     $1.00(s)    $1.35            --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.76       $0.96            --
               2008.....     $1.26       $0.76            --
               2007.....     $1.00(s)    $1.26            --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.98       $1.19            --
               2008.....     $1.78       $0.98            --
               2007.....     $1.00(s)    $1.78            --
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.79       $1.03            --
               2008.....     $1.35       $0.79            --
               2007.....     $1.00(s)    $1.35            --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.72       $1.15            --
               2008.....     $1.17       $0.72            --
               2007.....     $1.00(s)    $1.17            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68            --
               2008.....     $1.00       $0.41            --
               2007.....     $1.00(s)    $0.97            --
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.74            --
               2008.....     $0.95       $0.54            --
               2007.....     $1.00(s)    $0.95            --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.64       $1.04            --
               2008.....     $1.28       $0.64            --
               2007.....     $1.00(s)    $1.28            --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.86       $1.08         3,219
               2008.....     $1.37       $0.86         3,318
               2007.....     $1.43       $1.37         3,022
               2006.....     $1.26       $1.43         2,820
               2005.....     $0.00       $1.26         2,904
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.98       $1.19            --
               2008.....     $1.48       $0.98            --
               2007.....     $1.00(s)    $1.48            --



2.15% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.91       $1.02        312,509
                  2008.     $1.07       $0.91        277,862
                  2007.     $1.07       $1.07        325,500
                  2006.     $1.04       $1.07        226,520
                  2005.     $1.04       $1.04        184,444
                  2004.     $0.00       $1.04        180,120
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.93       $1.24         92,566
                  2008.     $1.50       $0.93        101,419
                  2007.     $1.42       $1.50        106,847
                  2006.     $1.32       $1.42         60,624
                  2005.     $1.21       $1.32         48,391
                  2004.     $0.00       $1.21         47,956
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.84       $1.03             --
                  2008.     $1.36       $0.84             --
                  2007.     $1.00(s)    $1.36             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.03       $1.18         57,266
                  2008.     $1.01       $1.03         35,512
                  2007.     $0.94       $1.01         56,613
                  2006.     $0.00       $0.94         13,759
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.03       $1.01         64,256
                  2008.     $1.03       $1.03         63,536
                  2007.     $1.01       $1.03         64,202
                  2006.     $0.99       $1.01         54,856
                  2005.     $0.98       $0.99         56,151
                  2004.     $0.00       $0.98         61,610

2.15% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009...     $0.92        $0.98          93,634
                  2008...     $1.08        $0.92          83,791
                  2007...     $1.07        $1.08          58,702
                  2006...     $1.04        $1.07          63,089
                  2005...     $1.03        $1.04          63,689
                  2004...     $0.00        $1.03          28,654
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.01        $1.23          55,980
                  2008...     $1.62        $1.01          44,083
                  2007...     $1.96        $1.62          37,735
                  2006...     $1.54        $1.96          32,344
                  2005...     $1.41        $1.54          29,399
                  2004...     $0.00        $1.41          30,224
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.86        $0.99              --
                  2008...     $1.34        $0.86              --
                  2007...     $1.00(s)     $1.34              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.71        $0.93         166,289
                  2008...     $1.24        $0.71         180,239
                  2007...     $1.05        $1.24         180,914
                  2006...     $1.11        $1.05         191,082
                  2005...     $1.11        $1.11         164,701
                  2004...     $0.00        $1.11         164,231
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.96        $1.12          64,963
                  2008...     $1.34        $0.96          87,190
                  2007...     $1.44        $1.34          83,593
                  2006...     $1.25        $1.44          50,678
                  2005...     $0.00        $1.25          18,895
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.09          32,226
                  2008...     $1.00        $1.01              --
                  2007...     $1.00(s)     $1.05          12,897
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.95        $1.26           8,287
                  2008...     $1.70        $0.95              --
                  2007...     $1.48        $1.70           4,821
                  2006...     $1.36        $1.48          59,196
                  2005...     $0.00        $1.36          59,899
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.79        $1.01         240,381
                  2008...     $1.42        $0.79         246,440
                  2007...     $1.43        $1.42         232,570
                  2006...     $1.22        $1.43         205,551
                  2005...     $1.18        $1.22         193,648
                  2004...     $0.00        $1.18         198,209
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.01          77,420
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.13        $1.55          39,921
                  2008...     $1.92        $1.13          32,964
                  2007...     $1.70        $1.92          34,838
                  2006...     $1.55        $1.70          15,334
                  2005...     $1.34        $1.55          15,619
                  2004...     $0.00        $1.34          14,081




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009..     $0.80        $1.01           2,350
                  2008..     $1.24        $0.80              --
                  2007..     $1.00(s)     $1.24              --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009..     $0.60        $0.75          22,734
                  2008..     $0.91        $0.60          14,014
                  2007..     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009..     $0.77        $1.08              --
                  2008..     $1.37        $0.77              --
                  2007..     $1.26        $1.37              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009..     $0.93        $1.14          18,486
                  2008..     $1.51        $0.93          30,335
                  2007..     $1.49        $1.51          29,168
                  2006..     $1.28        $1.49          28,096
                  2005..     $0.00        $1.28          28,363
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.22        $2.07          25,438
                  2008..     $2.64        $1.22          17,817
                  2007..     $2.10        $2.64          20,332
                  2006..     $1.67        $2.10          20,753
                  2005..     $0.00        $1.67          13,755
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.72              --
                  2008..     $1.00        $0.58              --
                  2007..     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.84              --
                  2008..     $0.97        $0.72              --
                  2007..     $1.00(s)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.98         121,386
                  2008..     $1.01        $0.93              --
                  2007..     $1.00(s)     $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.77           8,222
                  2008..     $1.00        $0.63              --
                  2007..     $1.00(s)     $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90         285,542
                  2008..     $1.00        $0.82              --
                  2007..     $1.00(s)     $0.99              --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.73        $0.95              --
                  2008..     $1.21        $0.73              --
                  2007..     $1.00        $1.21              --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.78        $0.92          29,229
                  2008..     $1.38        $0.78          20,867
                  2007..     $1.27        $1.38          21,824
                  2006..     $0.00        $1.27          13,242
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.90        $1.13           3,144
                  2008..     $1.32        $0.90              --
                  2007..     $1.00(s)     $1.32              --

2.15% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73              --
                  2008..     $0.92        $0.62              --
                  2007..     $1.00(s)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.71        $2.10          56,312
                  2008..     $2.36        $1.71           9,398
                  2007..     $0.00        $2.36          10,944
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.08        $1.19              --
                  2008..     $1.39        $1.08              --
                  2007..     $1.00(s)     $1.39              --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.01        $1.22           6,434
                  2008..     $1.58        $1.01              --
                  2007..     $1.00(s)     $1.58              --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.81        $1.37          28,740
                  2008..     $2.14        $0.81              --
                  2007..     $1.00(s)     $2.14              --
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.91        $1.13          81,864
                  2008..     $1.46        $0.91          79,133
                  2007..     $1.18        $1.46          88,725
                  2006..     $1.15        $1.18          47,894
                  2005..     $0.00        $1.15           7,206
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.10        $1.47         103,487
                  2008..     $1.94        $1.10         109,049
                  2007..     $1.80        $1.94         106,151
                  2006..     $1.42        $1.80          90,901
                  2005..     $1.31        $1.42          81,727
                  2004..     $0.00        $1.31          78,775
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.92        $1.35              --
                  2008..     $1.62        $1.92
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.78        $1.08              --
                  2008..     $1.54        $0.78              --
                  2007..     $1.00(s)     $1.54              --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.25              --
                  2008..     $1.40        $0.87              --
                  2007..     $1.00(s)     $1.40              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.16        $1.63          12,534
                  2008..     $1.79        $1.16              --
                  2007..     $1.00(s)     $1.79              --
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.89        $1.17          34,121
                  2008..     $1.49        $0.89          10,636
                  2007..     $1.35        $1.49          10,195
                  2006..     $1.31        $1.35          14,758
                  2005..     $1.18        $1.31           9,678
                  2004..     $0.00        $1.18           8,486




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $0.99       $1.25        42,857
                  2008.       $1.37       $0.99        34,405
                  2007.       $1.46       $1.37        34,272
                  2006.       $1.27       $1.46        21,013
                  2005.       $1.25       $1.27        15,425
                  2004.       $0.00       $1.25        13,437
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.91       $1.13            --
                  2008.       $0.92       $0.91            --
                  2007.       $1.41       $0.92            --
                  2006.       $1.23       $1.41        28,876
                  2005.       $1.21       $1.23        29,151
                  2004.       $0.00       $1.21        29,428
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.11       $1.36            --
                  2008.       $1.35       $1.11            --
                  2007.       $1.00(s)    $1.35            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.03       $1.47         9,766
                  2008.       $1.89       $1.03            --
                  2007.       $1.00(s)    $1.89            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.32       $2.32        42,683
                  2008.       $2.83       $1.32        42,385
                  2007.       $2.26       $2.83        42,152
                  2006.       $1.58       $2.26        26,772
                  2005.       $1.22       $1.58        13,027
                  2004.       $0.00       $1.22         9,585
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.87        18,861
                  2008...     $0.95       $0.67            --
                  2007...     $1.00(s)    $0.95            --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.79       $1.07        22,257
                  2008...     $1.27       $0.79        20,922
                  2007...     $0.00       $1.27        19,462
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.60       $0.83         3,015
                  2008...     $1.26       $0.60         3,971
                  2007...     $1.18       $1.26         4,416
                  2006...     $1.18       $1.18         4,459
                  2005...     $1.17       $1.18         4,501
                  2004...     $0.00       $1.17         4,544
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.71       $1.14        27,924
                  2008...     $1.20       $0.71        42,202
                  2007...     $1.20       $1.20        35,167
                  2006...     $1.09       $1.20        36,690
                  2005...     $1.06       $1.09        39,524
                  2004...     $0.00       $1.06        42,366
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.04       $1.25        39,245
                  2008...     $1.58       $1.04        30,003
                  2007...     $0.00       $1.58        26,740
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009...     $0.57       $0.73            --
                  2008...     $0.96       $0.57            --
                  2007...     $1.00(s)    $0.96            --

2.15% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.71        $1.00          20,373
                  2008..     $1.33        $0.71          37,951
                  2007..     $1.20        $1.33          51,723
                  2006..     $1.14        $1.20          19,695
                  2005..     $1.11        $1.14          19,882
                  2004..     $0.00        $1.11          20,071
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.30         251,642
                  2008..     $1.14        $0.24         158,548
                  2007..     $1.17        $1.14         102,029
                  2006..     $1.10        $1.17          76,597
                  2005..     $1.10        $1.10          76,341
                  2004..     $0.00        $1.10          73,250
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.74           1,660
                  2008..     $0.90        $0.55              --
                  2007..     $1.00(s)     $0.90              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.08        $1.46          17,589
                  2008..     $1.93        $1.08          12,906
                  2007..     $1.75        $1.93          14,450
                  2006..     $1.38        $1.75          14,762
                  2005..     $1.23        $1.38          15,010
                  2004..     $0.00        $1.23          13,406
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.73        $0.92              --
                  2008..     $1.35        $0.73              --
                  2007..     $1.00(s)     $1.35              --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.76        $0.96              --
                  2008..     $1.26        $0.76              --
                  2007..     $1.00(s)     $1.26              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.98        $1.19          25,123
                  2008..     $1.78        $0.98          29,044
                  2007..     $1.68        $1.78          25,185
                  2006..     $1.34        $1.68          28,689
                  2005..     $1.22        $1.34          34,398
                  2004..     $0.00        $1.22          38,942
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.79        $1.02              --
                  2008..     $1.32        $0.79              --
                  2007..     $1.00(s)     $1.32              --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.72        $1.15              --
                  2008..     $1.16        $0.72              --
                  2007..     $1.00(s)     $1.16              --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009..     $0.41        $0.68          11,188
                  2008..     $1.00        $0.41              --
                  2007..     $1.00(s)     $0.97              --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009..     $0.54        $0.74           1,646
                  2008..     $0.95        $0.54              --
                  2007..     $1.00(s)     $0.95              --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009..     $0.64        $1.03              --
                  2008..     $1.28        $0.64              --
                  2007..     $1.00(s)     $1.28              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.86       $1.08         3,218
                  2008.     $1.37       $0.86            --
                  2007.     $1.43       $1.37         3,143
                  2006.     $1.26       $1.43         3,159
                  2005.     $0.00       $1.26         2,938
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.98       $1.19            --
                  2008.     $1.48       $0.98            --
                  2007.     $1.00(s)    $1.48            --



2.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.90       $1.02        737,050
                  2008.     $1.07       $0.90        657,346
                  2007.     $1.07       $1.07        505,958
                  2006.     $1.04       $1.07        373,065
                  2005.     $1.04       $1.04        355,560
                  2004.     $1.01       $1.04        115,595
                  2003.     $1.00(a)    $1.01         22,940
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.93       $1.24        202,874
                  2008.     $1.49       $0.93        167,401
                  2007.     $1.42       $1.49        106,909
                  2006.     $1.32       $1.42         92,327
                  2005.     $1.21       $1.32         95,240
                  2004.     $1.07       $1.21         32,715
                  2003.     $1.00(a)    $1.07          8,579
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.83       $1.03        146,683
                  2008.     $1.36       $0.83        120,251
                  2007.     $1.32       $1.36        108,598
                  2006.     $1.17       $1.32         75,590
                  2005.     $0.00       $1.17          8,762
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.03       $1.18        171,596
                  2008.     $1.01       $1.03        108,131
                  2007.     $0.94       $1.01         58,648
                  2006.     $0.92       $0.94         13,477
                  2005.     $1.00(o)    $0.92         17,883
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.03       $1.01        149,535
                  2008.     $0.98       $1.03        170,394
                  2007.     $0.98       $1.03        294,351
                  2006.     $0.98       $1.01        105,430
                  2005.     $0.98       $0.98         99,714
                  2004.     $1.00       $0.98         50,944
                  2003.     $1.00(a)    $1.00         30,859
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.     $0.92       $0.97        418,423
                  2008.     $1.08       $0.92        313,391
                  2007.     $1.07       $1.08        384,591
                  2006.     $1.04       $1.07        212,657
                  2005.     $1.03       $1.04        648,225
                  2004.     $1.01       $1.03         87,102
                  2003.     $1.00(a)    $1.01         34,924

2.20% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.01        $1.23         190,946
                  2008...     $1.62        $1.01         141,945
                  2007...     $1.96        $1.62         114,970
                  2006...     $1.53        $1.96          75,939
                  2005...     $1.41        $1.53          72,999
                  2004...     $1.07        $1.41          28,603
                  2003...     $1.00(a)     $1.07           2,399
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.86        $0.99              --
                  2008...     $1.34        $0.86              --
                  2007...     $1.00(s)     $1.34              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.71        $0.93         215,559
                  2008...     $1.24        $0.71         230,223
                  2007...     $1.05        $1.24         271,613
                  2006...     $1.11        $1.05         305,327
                  2005...     $1.11        $1.11         282,010
                  2004...     $1.03        $1.11         129,057
                  2003...     $1.00(a)     $1.03          30,745
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.96        $1.12          37,979
                  2008...     $1.34        $0.96          15,058
                  2007...     $1.44        $1.34          23,001
                  2006...     $1.24        $1.44          47,673
                  2005...     $0.00        $1.24          37,432
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.09          48,057
                  2008...     $1.05        $1.01          14,885
                  2007...     $1.00(s)     $1.05              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.95        $1.26         114,796
                  2008...     $1.69        $0.95          90,810
                  2007...     $1.48        $1.69         112,219
                  2006...     $1.35        $1.48          74,538
                  2005...     $1.19        $1.35          72,635
                  2004...     $0.00        $1.19          10,913
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.79        $1.01         453,230
                  2008...     $1.42        $0.79         409,741
                  2007...     $1.43        $1.42         349,390
                  2006...     $1.22        $1.43         299,225
                  2005...     $1.18        $1.22         310,671
                  2004...     $1.08        $1.18         151,168
                  2003...     $1.00(a)     $1.08          50,879
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.01          84,410
                  2008...     $0.98        $0.72          44,257
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.13        $1.55          78,008
                  2008...     $1.92        $1.13          65,540
                  2007...     $1.70        $1.92          79,472
                  2006...     $1.54        $1.70          50,649
                  2005...     $1.34        $1.54          49,314
                  2004...     $0.00        $1.34          14,107
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.79        $1.01              --
                  2008...     $1.24        $0.79              --
                  2007...     $1.00(s)     $1.24              --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009..     $0.60        $0.75          78,455
                  2008..     $0.91        $0.60          47,773
                  2007..     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009..     $0.77        $1.08           4,896
                  2008..     $1.37        $0.77           9,410
                  2007..     $1.25        $1.37           9,580
                  2006..     $1.18        $1.25           8,312
                  2005..     $1.15        $1.18           8,037
                  2004..     $1.06        $1.15           4,033
                  2003..     $1.00(a)     $1.06           4,074
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009..     $0.93        $1.14           2,455
                  2008..     $1.50        $0.93           2,548
                  2007..     $0.00        $1.50           2,389
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.22        $2.06          18,579
                  2008..     $2.64        $1.22          20,059
                  2007..     $2.09        $2.64          24,749
                  2006..     $1.67        $2.09          31,979
                  2005..     $1.34        $1.67          32,295
                  2004..     $1.10        $1.34           5,341
                  2003..     $1.00        $1.10             554
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.72              --
                  2008..     $1.00        $0.58              --
                  2007..     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.84              --
                  2008..     $0.97        $0.72              --
                  2007..     $1.00(s)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.98          79,022
                  2008..     $1.01        $0.93          55,033
                  2007..     $1.00(s)     $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.77              --
                  2008..     $1.00        $0.63              --
                  2007..     $1.00(s)     $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90         329,119
                  2008..     $1.00        $0.82         361,147
                  2007..     $1.00(s)     $0.99          29,053
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.73        $0.95          14,689
                  2008..     $1.21        $0.73          15,505
                  2007..     $1.21        $1.21          14,582
                  2006..     $1.12        $1.21          14,414
                  2005..     $0.00        $1.12          14,540
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.77        $0.92              --
                  2008..     $1.38        $0.77              --
                  2007..     $1.00(s)     $1.38              --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.90        $1.13              --
                  2008..     $1.32        $0.90              --
                  2007..     $1.00(s)     $1.32              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73         101,886
                  2008..     $0.92        $0.62          74,023
                  2007..     $1.00(s)     $0.92              --

2.20% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.71        $2.09          92,101
                  2008..     $2.35        $1.71          58,844
                  2007..     $1.67        $2.35          74,510
                  2006..     $1.42        $1.67          28,564
                  2005..     $1.17        $1.42          14,844
                  2004..     $0.00        $1.17          34,277
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.07        $1.19          65,581
                  2008..     $1.39        $1.07          18,559
                  2007..     $0.00        $1.39          21,747
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.00        $1.22           4,815
                  2008..     $1.57        $1.00              --
                  2007..     $1.00(s)     $1.57              --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.81        $1.37          85,637
                  2008..     $2.14        $0.81          78,003
                  2007..     $1.52        $2.14          52,690
                  2006..     $1.24        $1.52          23,188
                  2005..     $1.00(o)     $1.24          20,261
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.91        $1.13         246,734
                  2008..     $1.46        $0.91         181,028
                  2007..     $1.18        $1.46          98,129
                  2006..     $1.15        $1.18          54,794
                  2005..     $1.06        $1.15          65,020
                  2004..     $0.00        $1.06           9,169
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.09        $1.46         295,052
                  2008..     $1.94        $1.09         251,419
                  2007..     $1.80        $1.94         198,766
                  2006..     $1.42        $1.80         181,778
                  2005..     $1.31        $1.42         192,957
                  2004..     $1.09        $1.31          71,315
                  2003..     $1.00(f)     $1.09          25,355
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.09        $1.35           4,761
                  2008..     $1.92        $1.09           4,809
                  2007..     $1.62        $1.92           4,857
                  2006..     $1.37        $1.62           4,906
                  2005..     $0.00        $1.37           4,956
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.78        $1.08           1,962
                  2008..     $1.54        $0.78              --
                  2007..     $1.00(s)     $1.54              --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.25              --
                  2008..     $1.40        $0.87              --
                  2007..     $0.00        $1.40              --
                  2006..     $1.20        $0.00              --
                  2005..     $1.00(o)     $1.20           5,593
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.16        $1.63          19,111
                  2008..     $1.79        $1.16          15,764
                  2007..     $1.47        $1.79          16,727
                  2006..     $1.39        $1.47          10,997
                  2005..     $0.00        $1.39           7,125




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009.       $0.89       $1.17         64,108
                  2008.       $1.49       $0.89         59,606
                  2007.       $1.34       $1.49         56,093
                  2006.       $1.31       $1.34         31,687
                  2005.       $1.18       $1.31         35,385
                  2004.       $0.00       $1.18          4,924
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $0.99       $1.25        119,622
                  2008.       $1.36       $0.99        118,531
                  2007.       $1.46       $1.36        125,968
                  2006.       $1.27       $1.46        108,404
                  2005.       $1.25       $1.27        109,574
                  2004.       $1.11       $1.25         30,746
                  2003.       $1.00(i)    $1.11          3,728
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.91       $1.13         82,744
                  2008.       $1.40       $0.91         74,495
                  2007.       $1.41       $1.40         82,974
                  2006.       $0.00       $1.41         64,461
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.11       $1.36             --
                  2008.       $1.35       $1.11             --
                  2007.       $1.00       $1.35             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.03       $1.47         64,980
                  2008.       $1.89       $1.03         61,502
                  2007.       $1.41       $1.89         48,908
                  2006.       $1.32       $1.41         43,407
                  2005.       $0.00       $1.32         41,790
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.32       $2.31        138,885
                  2008.       $2.83       $1.32        133,721
                  2007.       $2.26       $2.83         79,477
                  2006.       $1.57       $2.26         62,324
                  2005.       $1.22       $1.57         67,165
                  2004.       $0.00       $1.22         17,629
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.67       $0.87         55,518
                  2008...     $0.95       $0.67         38,836
                  2007...     $1.00(s)    $0.95             --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.78       $1.07        149,799
                  2008...     $1.27       $0.78        118,295
                  2007...     $1.17       $1.27         32,151
                  2006...     $0.00       $1.17          7,380
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.60       $0.82             --
                  2008...     $1.26       $0.60             --
                  2007...     $1.00(s)    $1.26             --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.71       $1.13         27,808
                  2008...     $1.20       $0.71         30,899
                  2007...     $1.20       $1.20         30,961
                  2006...     $1.09       $1.20         36,719
                  2005...     $1.06       $1.09         30,159
                  2004...     $1.02       $1.06         20,019
                  2003...     $1.00(a)    $1.02          9,192
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.04       $1.25        304,006
                  2008...     $1.58       $1.04        221,732
                  2007...     $1.50       $1.58         45,491
                  2006...     $1.27       $1.50         12,708
                  2005...     $0.00       $1.27         22,257

2.20% Variable Account Charge Continued



                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73              --
                  2008..     $0.96        $0.57              --
                  2007..     $1.00(s)     $0.96              --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.71        $1.00              --
                  2008..     $1.33        $0.71           8,169
                  2007..     $1.19        $1.33          10,329
                  2006..     $1.13        $1.19          14,410
                  2005..     $1.11        $1.13          16,851
                  2004..     $1.06        $1.11           8,503
                  2003..     $1.00(a)     $1.06           8,588
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29         550,644
                  2008..     $1.14        $0.24         404,527
                  2007..     $1.17        $1.14         211,587
                  2006..     $1.10        $1.17         121,246
                  2005..     $1.10        $1.10         118,252
                  2004..     $1.03        $1.10          54,179
                  2003..     $1.00(a)     $1.03          15,817
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73              --
                  2008..     $0.90        $0.55              --
                  2007..     $1.00(s)     $0.90              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.07        $1.46           1,127
                  2008..     $1.93        $1.07           6,559
                  2007..     $1.74        $1.93          11,192
                  2006..     $1.38        $1.74          11,611
                  2005..     $1.23        $1.38          14,955
                  2004..     $1.07        $1.23          10,406
                  2003..     $1.00(a)     $1.07           5,699
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.73        $0.92          35,950
                  2008..     $1.35        $0.73          35,888
                  2007..     $1.45        $1.35          31,545
                  2006..     $1.28        $1.45           8,428
                  2005..     $0.00        $1.28           5,110
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.75        $0.96              --
                  2008..     $1.26        $0.75              --
                  2007..     $1.00(s)     $1.26              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.97        $1.19              --
                  2008..     $1.78        $0.97              --
                  2007..     $1.68        $1.78           2,288
                  2006..     $1.34        $1.68           6,940
                  2005..     $1.22        $1.34           9,284
                  2004..     $1.08        $1.22          12,173
                  2003..     $1.00(a)     $1.08           2,197
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.79        $1.02              --
                  2008..     $1.32        $0.79              --
                  2007..     $1.00(s)     $1.32              --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.72        $1.15              --
                  2008..     $1.16        $0.72              --
                  2007..     $1.00(s)     $1.16              --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009..     $0.41        $0.68          35,764
                  2008..     $1.00        $0.41          15,120
                  2007..     $1.00(s)     $0.97              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.64       $1.03         5,318
                  2008.     $1.28       $0.64            --
                  2007.     $1.00(s)    $1.28            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.86       $1.08        16,626
                  2008.     $1.36       $0.86        25,407
                  2007.     $1.43       $1.36        34,682
                  2006.     $1.26       $1.43        37,240
                  2005.     $1.23       $1.26        37,521
                  2004.     $1.07       $1.23        31,824
                  2003.     $1.00(a)    $1.07         8,613
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.98       $1.19            --
                  2008.     $1.47       $0.98            --
                  2007.     $1.00(s)    $1.47            --



2.25% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.90       $1.02        168,711
                  2008.     $1.07       $0.90        188,405
                  2007.     $1.07       $1.07        225,144
                  2006.     $1.04       $1.07        201,699
                  2005.     $1.04       $1.04        162,951
                  2004.     $0.00       $1.04        126,735
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.92       $1.23         46,823
                  2008.     $1.49       $0.92         46,135
                  2007.     $1.42       $1.49         52,253
                  2006.     $1.32       $1.42         48,750
                  2005.     $1.21       $1.32         52,143
                  2004.     $0.00       $1.21         35,258
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.83       $1.02             --
                  2008.     $1.36       $0.83             --
                  2007.     $1.00(s)    $1.36             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.02       $1.18         21,897
                  2008.     $1.00       $1.02         99,343
                  2007.     $0.00       $1.00          6,734
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.02       $1.00        129,975
                  2008.     $1.03       $1.02         45,863
                  2007.     $1.00       $1.03         61,196
                  2006.     $0.98       $1.00         22,187
                  2005.     $0.98       $0.98         54,028
                  2004.     $0.00       $0.98         37,947
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.     $0.92       $0.97         25,941
                  2008.     $1.08       $0.92         12,866
                  2007.     $0.00       $1.08          4,807
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.     $1.00       $1.22         25,848
                  2008.     $1.61       $1.00         16,831
                  2007.     $1.96       $1.61         20,334
                  2006.     $1.53       $1.96         20,457
                  2005.     $1.41       $1.53         23,040
                  2004.     $0.00       $1.41         19,195

2.25% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55          35,635
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.85        $0.98              --
                  2008...     $1.34        $0.85              --
                  2007...     $1.00(s)     $1.34              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.71        $0.93         110,771
                  2008...     $1.24        $0.71         107,739
                  2007...     $1.05        $1.24         159,919
                  2006...     $1.11        $1.05         163,848
                  2005...     $1.11        $1.11         156,475
                  2004...     $0.00        $1.11         115,260
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.95        $1.12              --
                  2008...     $1.33        $0.95              --
                  2007...     $1.44        $1.33          23,762
                  2006...     $1.24        $1.44          22,947
                  2005...     $0.00        $1.24          23,443
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.08              --
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(s)     $1.05              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.95        $1.25           6,116
                  2008...     $1.69        $0.95              --
                  2007...     $1.00(s)     $1.69              --
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.79        $1.00         153,927
                  2008...     $1.41        $0.79         133,704
                  2007...     $1.43        $1.41         145,677
                  2006...     $1.22        $1.43         160,518
                  2005...     $1.18        $1.22         170,981
                  2004...     $0.00        $1.18         142,379
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.01           7,298
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.13        $1.54           4,725
                  2008...     $1.91        $1.13              --
                  2007...     $1.00(s)     $1.91              --
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.79        $1.00              --
                  2008...     $1.24        $0.79              --
                  2007...     $1.00(s)     $1.24              --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.59        $0.75              --
                  2008...     $0.91        $0.59              --
                  2007...     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009...     $0.77        $1.08           5,725
                  2008...     $1.36        $0.77              --
                  2007...     $1.00(s)     $1.36              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $0.92        $1.14           7,100
                  2008...     $1.50        $0.92              --
                  2007...     $1.00(s)     $1.50              --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.22        $2.05          2,955
                  2008..     $2.63        $1.22             --
                  2007..     $2.09        $2.63          6,556
                  2006..     $1.67        $2.09          8,302
                  2005..     $1.34        $1.67          8,619
                  2004..     $0.00        $1.34          5,341
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.72             --
                  2008..     $1.00        $0.58             --
                  2007..     $1.00(s)     $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.84             --
                  2008..     $0.97        $0.72             --
                  2007..     $1.00(s)     $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.97         40,062
                  2008..     $1.01        $0.93             --
                  2007..     $1.00(s)     $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.77             --
                  2008..     $1.00        $0.63             --
                  2007..     $1.00(s)     $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90             --
                  2008..     $1.00        $0.82             --
                  2007..     $1.00(s)     $0.99             --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.72        $0.94             --
                  2008..     $1.20        $0.72             --
                  2007..     $1.00(s)     $1.20             --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.77        $0.91             --
                  2008..     $1.38        $0.77             --
                  2007..     $1.00(s)     $1.38             --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.90        $1.12             --
                  2008..     $1.32        $0.90             --
                  2007..     $1.00(s)     $1.32             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73             --
                  2008..     $0.92        $0.62             --
                  2007..     $1.00(s)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.70        $2.08         19,371
                  2008..     $2.35        $1.70             --
                  2007..     $1.00(s)     $2.35             --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.07        $1.19             --
                  2008..     $1.39        $1.07             --
                  2007..     $1.00(s)     $1.39             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.00        $1.21             --
                  2008..     $1.57        $1.00             --
                  2007..     $1.00(s)     $1.57             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.81        $1.37         12,051
                  2008..     $2.14        $0.81             --
                  2007..     $1.00(s)     $2.14             --

2.25% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.90        $1.12         17,513
                  2008..     $1.45        $0.90         17,139
                  2007..     $1.18        $1.45         41,172
                  2006..     $1.15        $1.18         39,610
                  2005..     $0.00        $1.15         36,349
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.09        $1.46         59,480
                  2008..     $1.93        $1.09         51,883
                  2007..     $1.80        $1.93         68,591
                  2006..     $1.42        $1.80         75,501
                  2005..     $1.30        $1.42         85,684
                  2004..     $0.00        $1.30         65,854
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.08        $1.34             --
                  2008..     $1.91        $1.08             --
                  2007..     $1.00(s)     $1.91             --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.78        $1.08             --
                  2008..     $1.53        $0.78             --
                  2007..     $1.00(s)     $1.53             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.25          8,071
                  2008..     $1.40        $0.87             --
                  2007..     $1.00(s)     $1.40             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.15        $1.62          8,123
                  2008..     $1.78        $1.15             --
                  2007..     $1.00(s)     $1.78             --
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.88        $1.17             --
                  2008..     $1.49        $0.88             --
                  2007..     $1.00(s)     $1.49             --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $0.98        $1.24         46,412
                  2008..     $1.36        $0.98         42,298
                  2007..     $1.45        $1.36         47,542
                  2006..     $1.27        $1.45         46,660
                  2005..     $1.25        $1.27         50,865
                  2004..     $0.00        $1.25         38,991
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $0.91        $1.12         11,551
                  2008..     $1.40        $0.91             --
                  2007..     $1.00(s)     $1.40             --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.10        $1.36             --
                  2008..     $1.35        $1.10             --
                  2007..     $1.00(s)     $1.35             --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009..     $1.03        $1.47             --
                  2008..     $1.88        $1.03             --
                  2007..     $1.00(s)     $1.88             --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009..     $1.32        $2.31         27,702
                  2008..     $2.82        $1.32         22,156
                  2007..     $2.25        $2.82         21,615
                  2006..     $1.57        $2.25         23,209
                  2005..     $1.22        $1.57         33,807
                  2004..     $0.00        $1.22         29,593
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009..     $0.67        $0.87             --
                  2008..     $0.95        $0.67             --
                  2007..     $1.00        $0.95             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009..     $0.78        $1.06          19,917
                  2008..     $1.27        $0.78          20,362
                  2007..     $0.00        $1.27           6,588
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009..     $0.59        $0.82              --
                  2008..     $1.26        $0.59              --
                  2007..     $1.00(s)     $1.26              --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $0.71        $1.13          14,097
                  2008..     $1.20        $0.71              --
                  2007..     $1.00(s)     $1.20              --
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.04        $1.24          29,045
                  2008..     $1.58        $1.04          28,289
                  2007..     $0.00        $1.58           9,253
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73              --
                  2008..     $0.96        $0.57              --
                  2007..     $1.00(s)     $0.96              --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.71        $0.99              --
                  2008..     $1.33        $0.71              --
                  2007..     $1.00(s)     $1.33              --
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29         194,508
                  2008..     $1.14        $0.24          68,603
                  2007..     $1.17        $1.14          75,008
                  2006..     $1.10        $1.17          71,070
                  2005..     $1.10        $1.10          69,633
                  2004..     $0.00        $1.10          46,855
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73              --
                  2008..     $0.90        $0.55              --
                  2007..     $1.00(s)     $0.90              --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.07        $1.45              --
                  2008..     $1.92        $1.07              --
                  2007..     $1.00(s)     $1.92              --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.73        $0.92              --
                  2008..     $1.34        $0.73              --
                  2007..     $1.00(s)     $1.34              --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.75        $0.95              --
                  2008..     $1.25        $0.75              --
                  2007..     $1.00(s)     $1.25              --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.79        $1.18              --
                  2008..     $1.78        $0.79              --
                  2007..     $1.68        $1.78          25,185
                  2006..     $1.34        $1.68          28,689
                  2005..     $1.22        $1.34          34,398
                  2004..     $0.00        $1.22          38,942
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.79        $1.02              --
                  2008..     $1.31        $0.79              --
                  2007..     $1.00(s)     $1.31         180,120
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.71        $1.14              --
                  2008..     $1.16        $0.71              --
                  2007..     $1.00(s)     $1.16              --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.68        15,103
                  2008.     $1.00       $0.41            --
                  2007.     $1.00(s)    $0.97            --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.63       $1.03         6,305
                  2008.     $1.28       $0.63            --
                  2007.     $1.00(s)    $1.28            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.75       $1.07            --
                  2008.     $1.36       $0.75            --
                  2007.     $1.43       $1.36        34,682
                  2006.     $1.26       $1.43        37,240
                  2005.     $1.23       $1.26        37,521
                  2004.     $1.07       $1.23        31,824
                  2003.     $1.00       $1.07         8,613
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.98       $1.18            --
                  2008.     $1.47       $0.98            --
                  2007.     $1.00(s)    $1.47            --



2.30% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.90       $1.01         97,161
                  2008.     $1.06       $0.90        110,662
                  2007.     $1.06       $1.06        130,801
                  2006.     $1.04       $1.06        131,935
                  2005.     $1.04       $1.04        116,908
                  2004.     $0.00       $1.04         68,594
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.92       $1.23         27,059
                  2008.     $1.49       $0.92         27,579
                  2007.     $1.42       $1.49         28,538
                  2006.     $1.32       $1.42         32,623
                  2005.     $1.21       $1.32         28,431
                  2004.     $0.00       $1.21         19,315
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.83       $1.02             --
                  2008.     $1.35       $0.83             --
                  2007.     $1.00(s)    $1.35             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.02       $1.17          2,571
                  2008.     $1.00       $1.02          2,599
                  2007.     $0.94       $1.00          2,628
                  2006.     $0.00       $0.94          3,699
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.02       $1.00         27,636
                  2008.     $1.02       $1.02         34,372
                  2007.     $1.00       $1.02         43,574
                  2006.     $0.98       $1.00         42,315
                  2005.     $0.98       $0.98         42,622
                  2004.     $0.00       $0.98         22,728




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009...     $0.91        $0.97           3,015
                  2008...     $1.08        $0.91           3,516
                  2007...     $1.07        $1.08           4,296
                  2006...     $1.04        $1.07           6,339
                  2005...     $1.03        $1.04           6,172
                  2004...     $0.00        $1.03          17,236
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.00        $1.22          35,896
                  2008...     $1.61        $1.00          32,996
                  2007...     $1.96        $1.61          33,317
                  2006...     $1.53        $1.96          33,534
                  2005...     $1.41        $1.53          36,390
                  2004...     $1.07        $1.41          49,204
                  2003...     $1.00(a)     $1.07          19,782
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55              --
                  2008...     $1.00        $0.42              --
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.85        $0.98              --
                  2008...     $1.33        $0.85              --
                  2007...     $1.37        $1.33              --
                  2006...     $1.20        $1.37              --
                  2005...     $1.18        $1.20          40,275
                  2004...     $1.07        $1.18          64,016
                  2003...     $1.00(a)     $1.07          23,656
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.70        $0.93          88,865
                  2008...     $1.23        $0.70          89,443
                  2007...     $1.05        $1.23          93,505
                  2006...     $1.11        $1.05         107,658
                  2005...     $1.11        $1.11          87,106
                  2004...     $0.00        $1.11          61,288
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.95        $1.11          12,114
                  2008...     $1.33        $0.95          11,622
                  2007...     $1.44        $1.33          12,638
                  2006...     $1.24        $1.44          21,283
                  2005...     $1.21        $1.24          54,904
                  2004...     $0.00        $1.21          43,282
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.01        $1.08              --
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(s)     $1.05              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.94        $1.25          76,883
                  2008...     $1.69        $0.94          78,109
                  2007...     $1.47        $1.69          78,333
                  2006...     $1.35        $1.47          80,221
                  2005...     $1.18        $1.35          70,539
                  2004...     $0.00        $1.18          63,867
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.79        $1.00         103,552
                  2008...     $1.41        $0.79         103,588
                  2007...     $1.43        $1.41          96,926
                  2006...     $1.22        $1.43         106,606
                  2005...     $1.18        $1.22         146,700
                  2004...     $1.08        $1.18         142,466
                  2003...     $1.00(a)     $1.08          23,526
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.01              --
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --

2.30% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009..     $1.13        $1.54         54,410
                  2008..     $1.91        $1.13         55,105
                  2007..     $1.69        $1.91         55,108
                  2006..     $1.54        $1.69         57,423
                  2005..     $1.34        $1.54         63,241
                  2004..     $0.00        $1.34         59,733
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009..     $0.79        $1.00             --
                  2008..     $1.23        $0.79             --
                  2007..     $1.00(s)     $1.23             --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009..     $0.59        $0.75             --
                  2008..     $0.91        $0.59             --
                  2007..     $1.00(s)     $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009..     $0.76        $1.07             --
                  2008..     $1.36        $0.76             --
                  2007..     $1.25        $1.36             --
                  2006..     $1.18        $1.25             --
                  2005..     $1.15        $1.18          9,884
                  2004..     $0.00        $1.15          9,436
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009..     $0.92        $1.13          2,491
                  2008..     $1.50        $0.92          2,423
                  2007..     $1.48        $1.50          2,448
                  2006..     $1.28        $1.48          2,309
                  2005..     $1.18        $1.28          2,360
                  2004..     $0.00        $1.18             68
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.21        $2.05          8,318
                  2008..     $2.62        $1.21          9,966
                  2007..     $2.09        $2.62          7,820
                  2006..     $1.67        $2.09          8,953
                  2005..     $1.34        $1.67         10,622
                  2004..     $1.10        $1.34          9,961
                  2003..     $1.00(a)     $1.10          6,594
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.72             --
                  2008..     $1.00        $0.58             --
                  2007..     $1.00(s)     $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.83             --
                  2008..     $0.97        $0.72             --
                  2007..     $1.00(s)     $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.97         17,769
                  2008..     $1.01        $0.93         17,996
                  2007..     $1.00(s)     $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.77             --
                  2008..     $1.00        $0.63             --
                  2007..     $1.00(s)     $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90             --
                  2008..     $1.00        $0.82             --
                  2007..     $1.00(s)     $0.99             --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.72        $0.94             --
                  2008..     $1.20        $0.72             --
                  2007..     $1.00(s)     $1.20             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.77        $0.91          1,758
                  2008..     $1.38        $0.77          1,781
                  2007..     $0.00        $1.38          1,802
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.90        $1.12             --
                  2008..     $1.31        $0.90             --
                  2007..     $1.00(s)     $1.31             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73             --
                  2008..     $0.92        $0.62             --
                  2007..     $1.00(s)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.70        $2.08         26,847
                  2008..     $2.34        $1.70         27,531
                  2007..     $1.66        $2.34         34,023
                  2006..     $1.42        $1.66         26,556
                  2005..     $0.00        $1.42          7,040
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.07        $1.18          2,581
                  2008..     $1.38        $1.07          2,557
                  2007..     $1.25        $1.38          2,949
                  2006..     $1.15        $1.25          2,875
                  2005..     $1.12        $1.15          7,315
                  2004..     $0.00        $1.12          4,538
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $1.00        $1.21          9,463
                  2008..     $1.57        $1.00          8,841
                  2007..     $0.00        $1.57          8,638
                  2006..     $1.23        $1.32             --
                  2005..     $0.00        $1.23          8,290
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.80        $1.36          8,428
                  2008..     $2.13        $0.80          8,042
                  2007..     $1.52        $2.13          7,123
                  2006..     $1.24        $1.52          2,562
                  2005..     $1.00(o)     $1.24          9,025
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.90        $1.12         18,987
                  2008..     $1.45        $0.90         19,036
                  2007..     $1.18        $1.45         18,978
                  2006..     $1.15        $1.18         30,278
                  2005..     $0.00        $1.15         17,360
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.09        $1.46         43,875
                  2008..     $1.93        $1.09         47,766
                  2007..     $1.79        $1.93         44,270
                  2006..     $1.42        $1.79         46,162
                  2005..     $1.30        $1.42         50,459
                  2004..     $1.09        $1.30         44,627
                  2003..     $1.00(f)     $1.09         13,866
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.08        $1.34             --
                  2008..     $1.91        $1.08             --
                  2007..     $1.00(s)     $1.91             --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.78        $1.07            723
                  2008..     $1.53        $0.78            731
                  2007..     $1.47        $1.53            739
                  2006..     $1.34        $1.47            741
                  2005..     $1.14        $1.34            749
                  2004..     $0.00        $1.14            902

2.30% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.25             --
                  2008..     $1.39        $0.87             --
                  2007..     $1.00(s)     $1.39             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.15        $1.62            155
                  2008..     $1.78        $1.15            164
                  2007..     $1.46        $1.78            170
                  2006..     $1.39        $1.46            177
                  2005..     $1.21        $1.39            184
                  2004..     $0.00        $1.21            192
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.88        $1.16          4,142
                  2008..     $1.48        $0.88          4,228
                  2007..     $1.34        $1.48          3,226
                  2006..     $1.30        $1.34          1,781
                  2005..     $1.18        $1.30          2,532
                  2004..     $1.06        $1.18         18,900
                  2003..     $1.00(h)     $1.06         17,403
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $0.98        $1.24         27,719
                  2008..     $1.36        $0.98         28,371
                  2007..     $1.45        $1.36         30,703
                  2006..     $1.27        $1.45         25,142
                  2005..     $1.25        $1.27         36,225
                  2004..     $1.11        $1.25         39,181
                  2003..     $1.00(i)     $1.11         13,625
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $0.90        $1.12          5,014
                  2008..     $1.40        $0.90          4,915
                  2007..     $0.00        $1.40          4,573
                  2006..     $1.23        $1.29             --
                  2005..     $1.21        $1.23         29,540
                  2004..     $0.00        $1.21         25,760
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.10        $1.35             --
                  2008..     $1.34        $1.10             --
                  2007..     $1.00(s)     $1.34             --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2009..     $1.02        $1.46            775
                  2008..     $1.88        $1.02            784
                  2007..     $0.00        $1.88            792
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009..     $1.31        $2.30         14,320
                  2008..     $2.81        $1.31         17,282
                  2007..     $2.25        $2.81         15,066
                  2006..     $1.57        $2.25         17,933
                  2005..     $1.22        $1.57         22,930
                  2004..     $0.00        $1.22         15,922
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009..     $0.67        $0.86             --
                  2008..     $0.95        $0.67             --
                  2007..     $1.00(s)     $0.95             --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009..     $0.78        $1.06             --
                  2008..     $1.27        $0.78             --
                  2007..     $1.00(s)     $1.27             --
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009..     $0.59        $0.82             --
                  2008..     $1.25        $0.59             --
                  2007..     $1.00(s)     $1.25             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $0.71        $1.13          7,904
                  2008..     $1.20        $0.71          9,145
                  2007..     $1.20        $1.20          9,607
                  2006..     $1.09        $1.20         10,431
                  2005..     $1.06        $1.09         10,103
                  2004..     $1.02        $1.06         24,538
                  2003..     $1.00(a)     $1.02         14,521
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.03        $1.24          8,237
                  2008..     $1.57        $1.03          8,005
                  2007..     $1.50        $1.57          7,987
                  2006..     $1.27        $1.50             --
                  2005..     $0.00        $1.27          3,663
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73             --
                  2008..     $0.96        $0.57             --
                  2007..     $1.00(s)     $0.96             --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.70        $0.99             --
                  2008..     $0.00        $0.70             --
                  2007..     $1.19        $1.32             --
                  2006..     $1.13        $1.19          2,123
                  2005..     $1.10        $1.13          2,146
                  2004..     $0.00        $1.10          2,070
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29         91,070
                  2008..     $1.14        $0.24         36,653
                  2007..     $1.17        $1.14         32,036
                  2006..     $1.09        $1.17         30,882
                  2005..     $1.10        $1.09         79,170
                  2004..     $0.00        $1.10         56,494
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73             --
                  2008..     $0.90        $0.55             --
                  2007..     $1.00(s)     $0.90             --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.07        $1.45          5,988
                  2008..     $1.92        $1.07          6,350
                  2007..     $1.74        $1.92          5,295
                  2006..     $1.38        $1.74             --
                  2005..     $1.22        $1.38          1,549
                  2004..     $1.07        $1.22          6,883
                  2003..     $1.00(a)     $1.07          6,741
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.72        $0.91         10,545
                  2008..     $1.34        $0.72         10,662
                  2007..     $1.44        $1.34         10,780
                  2006..     $1.27        $1.44         10,900
                  2005..     $0.00        $1.27         24,401
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.75        $0.95             --
                  2008..     $1.25        $0.75             --
                  2007..     $1.00(s)     $1.25             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.97        $1.18          9,822
                  2008..     $1.77        $0.97          9,738
                  2007..     $1.67        $1.77         10,193
                  2006..     $1.34        $1.67          9,369
                  2005..     $1.22        $1.34         11,286
                  2004..     $1.07        $1.22         14,627
                  2003..     $1.00(a)     $1.07          7,725

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.79       $1.01            --
                  2008.     $1.31       $0.79            --
                  2007.     $1.00(s)    $1.31            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.71       $1.14            --
                  2008.     $1.16       $0.71            --
                  2007.     $1.12       $1.16            --
                  2006.     $1.09       $1.12            --
                  2005.     $1.05       $1.09            --
                  2004.     $0.00       $1.05        15,634
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.68            --
                  2008.     $0.97       $0.41            --
                  2007.     $1.00(s)    $0.97            --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.74            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.63       $1.02            --
                  2008.     $1.27       $0.63            --
                  2007.     $1.00(s)    $1.27            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.85       $1.07            --
                  2008.     $1.36       $0.85            --
                  2007.     $1.42       $1.36            --
                  2006.     $1.25       $1.42         1,944
                  2005.     $1.23       $1.25        24,255
                  2004.     $0.00       $1.23        24,437
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.97       $1.18            --
                  2008.     $1.47       $0.97            --
                  2007.     $1.00(s)    $1.47            --



2.35% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.90       $1.01        275,796
               2008.....     $1.06       $0.90        129,864
               2007.....     $1.06       $1.06         25,679
               2006.....     $1.04       $1.06         18,270
               2005.....     $1.04       $1.04         18,047
               2004.....     $0.00       $1.04          2,964
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.92       $1.23         92,721
               2008.....     $1.48       $0.92         72,113
               2007.....     $1.41       $1.48         24,526
               2006.....     $1.32       $1.41          4,370
               2005.....     $1.21       $1.32          4,387
               2004.....     $0.00       $1.21          2,318
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.83       $1.02          7,384
               2008.....     $1.35       $0.83             --
               2007.....     $1.00(s)    $1.35             --
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.02       $1.17        106,546
               2008.....     $1.00       $1.02         38,782
               2007.....     $0.00       $1.00         20,010




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.02       $1.00         64,908
               2008.....     $1.02       $1.02         90,223
               2007.....     $1.00       $1.02         11,896
               2006.....     $0.98       $1.00         11,039
               2005.....     $0.00       $0.98         11,101
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.91       $0.96          7,323
               2008.....     $1.07       $0.91          7,866
               2007.....     $1.00(s)    $1.07             --
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $1.00       $1.22         30,660
               2008.....     $1.61       $1.00         17,009
               2007.....     $0.00       $1.61          1,733
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55        132,017
               2008.....     $1.00       $0.42          8,707
               2007.....     $1.00(s)    $0.92             --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.85       $0.98             --
               2008.....     $1.33       $0.85             --
               2007.....     $1.37       $1.33             --
               2006.....     $1.20       $1.37          2,420
               2005.....     $1.18       $1.20          2,448
               2004.....     $0.00       $1.18          2,476
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.70       $0.92          6,037
               2008.....     $1.23       $0.70          5,345
               2007.....     $1.04       $1.23          5,460
               2006.....     $1.11       $1.04          5,840
               2005.....     $0.00       $1.11          5,178
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.95       $1.11         24,338
               2008.....     $1.33       $0.95          5,893
               2007.....     $1.44       $1.33          6,597
               2006.....     $1.24       $1.44          4,612
               2005.....     $0.00       $1.24          4,628
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.00       $1.08         32,153
               2008.....     $1.05       $1.00             --
               2007.....     $1.00(s)    $1.05             --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.94       $1.25         28,330
               2008.....     $1.68       $0.94         20,252
               2007.....     $1.47       $1.68         19,660
               2006.....     $1.35       $1.47          4,668
               2005.....     $1.18       $1.35          4,721
               2004.....     $0.00       $1.18          4,776
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.79       $1.00        106,746
               2008.....     $1.41       $0.79         87,171
               2007.....     $1.42       $1.41          8,224
               2006.....     $1.21       $1.42         11,019
               2005.....     $1.18       $1.21         11,356
               2004.....     $0.00       $1.18          4,934
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.01         22,541
               2008.....     $0.98       $0.72         10,848
               2007.....     $1.00(s)    $0.98             --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.12       $1.53         17,653
               2008.....     $1.90       $1.12         17,046
               2007.....     $0.00       $1.90         10,578
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.79       $1.00         48,047
               2008.....     $1.23       $0.79          1,220
               2007.....     $0.00       $1.23          1,240

2.35% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.59       $0.75          76,170
               2008.....     $0.91       $0.59          18,889
               2007.....     $1.00(s)    $0.91              --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.76       $1.07          34,241
               2008.....     $1.36       $0.76              --
               2007.....     $0.00       $1.36           2,608
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.92       $1.13          41,019
               2008.....     $1.49       $0.92              --
               2007.....     $1.00(s)    $1.49           4,501
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.21       $2.04           7,915
               2008.....     $2.62       $1.21           4,121
               2007.....     $2.08       $2.62           1,500
               2006.....     $1.66       $2.08           2,110
               2005.....     $1.34       $1.66           2,134
               2004.....     $0.00       $1.34           2,158
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.72         439,739
               2008.....     $1.00       $0.58          52,819
               2007.....     $1.00(s)    $0.94              --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.83         119,484
               2008.....     $0.97       $0.72          36,899
               2007.....     $1.00(s)    $0.97              --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.93       $0.97         139,443
               2008.....     $1.01       $0.93           8,633
               2007.....     $1.00(s)    $1.01              --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.63       $0.77         520,587
               2008.....     $1.00       $0.63         360,905
               2007.....     $1.00(s)    $0.95              --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.90       1,008,975
               2008.....     $1.00       $0.82         199,215
               2007.....     $1.00(s)    $0.99              --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.72       $0.94              --
               2008.....     $1.20       $0.72              --
               2007.....     $1.00(s)    $1.20              --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.77       $0.91              --
               2008.....     $1.37       $0.77              --
               2007.....     $1.00(s)    $1.37              --
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.89       $1.12              --
               2008.....     $1.31       $0.89              --
               2007.....     $1.00(s)    $1.31              --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.62       $0.73          61,644
               2008.....     $0.92       $0.62          27,519
               2007.....     $1.00(s)    $0.92              --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.69       $2.07         191,304
               2008.....     $2.34       $1.69         101,650
               2007.....     $0.00       $2.34           2,673
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.07       $1.18              --
               2008.....     $1.38       $1.07              --
               2007.....     $1.00(s)    $1.38              --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $1.00       $1.21            --
               2008.....     $1.56       $1.00            --
               2007.....     $1.00(s)    $1.56            --
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.80       $1.36        63,217
               2008.....     $2.13       $0.80         4,667
               2007.....     $0.00       $2.13         1,722
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.90       $1.12        83,089
               2008.....     $1.45       $0.90        47,978
               2007.....     $1.18       $1.45        10,956
               2006.....     $1.15       $1.18         5,903
               2005.....     $0.00       $1.15         5,815
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.08       $1.45        65,782
               2008.....     $1.92       $1.08        37,522
               2007.....     $1.79       $1.92         9,845
               2006.....     $1.42       $1.79         6,242
               2005.....     $0.00       $1.42         7,003
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.08       $1.33        26,895
               2008.....     $1.91       $1.08         1,980
               2007.....     $0.00       $1.91         1,745
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.78       $1.07        11,384
               2008.....     $1.53       $0.78         3,061
               2007.....     $1.00(s)    $1.53            --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.87       $1.24            --
               2008.....     $1.39       $0.87            --
               2007.....     $1.00(s)    $1.39            --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.15       $1.61        18,768
               2008.....     $1.78       $1.15        15,535
               2007.....     $0.00       $1.78         9,148
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.88       $1.16        20,813
               2008.....     $1.48       $0.88        21,423
               2007.....     $0.00       $1.48         8,934
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $0.98       $1.23        32,301
               2008.....     $1.36       $0.98        34,342
               2007.....     $1.45       $1.36        13,174
               2006.....     $1.27       $1.45         2,029
               2005.....     $0.00       $1.27         1,997
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.90       $1.12            --
               2008.....     $1.40       $0.90            --
               2007.....     $1.00(s)    $1.40            --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.10       $1.35            --
               2008.....     $1.34       $1.10            --
               2007.....     $1.00(s)    $1.34            --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.02       $1.46        62,519
               2008.....     $1.88       $1.02        50,341
               2007.....     $0.00       $1.88        12,465
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.31       $2.29        66,947
               2008.....     $2.81       $1.31        37,728
               2007.....     $0.00       $2.81         9,026

2.35% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.67       $0.86         30,438
               2008.....     $0.94       $0.67         13,405
               2007.....     $1.00       $0.94             --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.78       $1.06         66,559
               2008.....     $1.26       $0.78         38,980
               2007.....     $0.00       $1.26          3,570
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.59       $0.82             --
               2008.....     $1.25       $0.59             --
               2007.....     $1.00(s)    $1.25             --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.71       $1.12             --
               2008.....     $1.19       $0.71             --
               2007.....     $1.00(s)    $1.19             --
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.03       $1.23        153,044
               2008.....     $1.57       $1.03         68,345
               2007.....     $0.00       $1.57          4,851
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.73         49,934
               2008.....     $0.96       $0.57         46,744
               2007.....     $1.00(s)    $0.96             --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.70       $0.99             --
               2008.....     $1.32       $0.70             --
               2007.....     $1.00(s)    $1.32             --
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.24       $0.29         46,918
               2008.....     $1.13       $0.24         17,922
               2007.....     $1.17       $1.13         17,723
               2006.....     $1.09       $1.17          5,120
               2005.....     $0.00       $1.09          5,119
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.73             --
               2008.....     $0.90       $0.55             --
               2007.....     $1.00(s)    $0.90             --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.06       $1.45             --
               2008.....     $1.91       $1.06             --
               2007.....     $1.73       $1.91            861
               2006.....     $1.37       $1.73          2,145
               2005.....     $1.22       $1.37          2,170
               2004.....     $0.00       $1.22          2,195
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.72       $0.91             --
               2008.....     $1.34       $0.72             --
               2007.....     $1.00(s)    $1.34             --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.75       $0.95             --
               2008.....     $1.25       $0.75             --
               2007.....     $1.00(s)    $1.25             --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.97       $1.18          7,890
               2008.....     $1.77       $0.97         11,123
               2007.....     $0.00       $1.77          6,521
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.78       $1.01             --
               2008.....     $1.31       $0.78             --
               2007.....     $1.00(s)    $1.31             --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.71       $1.14            --
               2008.....     $1.15       $0.71            --
               2007.....     $1.12       $1.15            --
               2006.....     $1.09       $1.12            --
               2005.....     $1.05       $1.09            --
               2004.....     $0.00       $1.05        15,634
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68        78,169
               2008.....     $1.00       $0.41        23,458
               2007.....     $1.00(s)    $0.97            --
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.74            --
               2008.....     $0.95       $0.54            --
               2007.....     $1.00(s)    $0.95            --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.63       $1.02            --
               2008.....     $1.27       $0.63            --
               2007.....     $1.00(s)    $1.27            --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.85       $1.07         1,139
               2008.....     $1.35       $0.85         1,073
               2007.....     $0.00       $1.35         1,117
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.97       $1.18         6,565
               2008.....     $1.47       $0.97            --
               2007.....     $1.00(s)    $1.47            --



2.40% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.89       $1.01         81,976
                  2008.     $1.06       $0.89        110,757
                  2007.     $1.06       $1.06        123,416
                  2006.     $1.04       $1.06        123,042
                  2005.     $1.04       $1.04        118,298
                  2004.     $1.01       $1.04         55,003
                  2003.     $1.00(a)    $1.01         22,242
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.92       $1.22         25,432
                  2008.     $1.48       $0.92         25,644
                  2007.     $1.41       $1.48         25,294
                  2006.     $1.32       $1.41         25,252
                  2005.     $1.20       $1.32         25,765
                  2004.     $1.07       $1.20         12,968
                  2003.     $1.00(a)    $1.07          8,026
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.83       $1.01             --
                  2008.     $1.35       $0.83             --
                  2007.     $1.00(s)    $1.35             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.02       $1.17          5,114
                  2008.     $1.00       $1.02          5,537
                  2007.     $0.00       $1.00          6,118
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.02       $1.00          9,684
                  2008.     $1.02       $1.02          9,617
                  2007.     $1.00       $1.02         12,348
                  2006.     $0.98       $1.00         10,897
                  2005.     $0.98       $0.98         10,327
                  2004.     $1.00       $0.98          3,417
                  2003.     $1.00(a)    $1.00          2,063

2.40% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009...     $0.91        $0.96          3,332
                  2008...     $1.07        $0.91         11,038
                  2007...     $1.06        $1.07         14,272
                  2006...     $1.03        $1.06         20,854
                  2005...     $1.03        $1.03         20,158
                  2004...     $0.00        $1.03          9,185
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $1.00        $1.21         17,518
                  2008...     $1.60        $1.00         18,159
                  2007...     $1.95        $1.60         16,063
                  2006...     $1.53        $1.95         19,131
                  2005...     $1.41        $1.53         22,704
                  2004...     $1.06        $1.41         12,147
                  2003...     $1.00(a)     $1.06          3,832
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55             --
                  2008...     $1.00        $0.42             --
                  2007...     $1.00(s)     $0.92             --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.85        $0.97             --
                  2008...     $1.33        $0.85             --
                  2007...     $1.37        $1.33             --
                  2006...     $1.20        $1.37          3,273
                  2005...     $1.17        $1.20          4,157
                  2004...     $0.00        $1.17          4,068
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.70        $0.92         79,465
                  2008...     $1.23        $0.70         80,972
                  2007...     $1.04        $1.23         81,712
                  2006...     $1.10        $1.04         84,170
                  2005...     $1.11        $1.10         78,662
                  2004...     $1.03        $1.11         47,453
                  2003...     $1.00(a)     $1.03         26,327
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.95        $1.11         14,090
                  2008...     $1.32        $0.95         14,176
                  2007...     $1.43        $1.32         15,925
                  2006...     $1.24        $1.43         17,869
                  2005...     $1.21        $1.24         20,218
                  2004...     $0.00        $1.21          9,470
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.00        $1.08         17,852
                  2008...     $1.04        $1.00             --
                  2007...     $1.00(s)     $1.04             --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.94        $1.24          5,487
                  2008...     $1.68        $0.94         14,926
                  2007...     $1.47        $1.68         17,032
                  2006...     $1.35        $1.47         18,621
                  2005...     $1.18        $1.35         20,051
                  2004...     $0.00        $1.18         10,300
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.78        $0.99         90,160
                  2008...     $1.40        $0.78         86,306
                  2007...     $1.42        $1.40         81,617
                  2006...     $1.21        $1.42         85,056
                  2005...     $1.18        $1.21         89,637
                  2004...     $1.08        $1.18         61,225
                  2003...     $1.00(a)     $1.08         32,434
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.00             --
                  2008...     $0.98        $0.72             --
                  2007...     $1.00(s)     $0.98             --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009..     $1.12        $1.53          2,572
                  2008..     $1.90        $1.12          8,357
                  2007..     $1.69        $1.90         10,321
                  2006..     $1.54        $1.69         13,069
                  2005..     $1.33        $1.54         15,249
                  2004..     $0.00        $1.33         10,202
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009..     $0.79        $1.00             --
                  2008..     $1.23        $0.79             --
                  2007..     $1.00(s)     $1.23             --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009..     $0.59        $0.75             --
                  2008..     $0.91        $0.59             --
                  2007..     $1.00(s)     $0.91             --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009..     $0.76        $1.07             --
                  2008..     $1.35        $0.76             --
                  2007..     $1.00(s)     $1.35             --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009..     $0.92        $1.13            607
                  2008..     $1.49        $0.92          2,585
                  2007..     $1.48        $1.49          4,321
                  2006..     $1.28        $1.48          4,580
                  2005..     $1.18        $1.28          5,952
                  2004..     $0.00        $1.18          6,036
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.21        $2.03          9,538
                  2008..     $2.61        $1.21          8,937
                  2007..     $2.08        $2.61          8,408
                  2006..     $1.66        $2.08          9,401
                  2005..     $1.34        $1.66         10,562
                  2004..     $1.10        $1.34          5,168
                  2003..     $1.00(a)     $1.10          2,679
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.71             --
                  2008..     $1.00        $0.58             --
                  2007..     $1.00(s)     $0.94             --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.83             --
                  2008..     $0.97        $0.72             --
                  2007..     $1.00(s)     $0.97             --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.93        $0.97             --
                  2008..     $1.01        $0.93             --
                  2007..     $1.00(s)     $1.01             --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.76             --
                  2008..     $1.00        $0.63             --
                  2007..     $1.00(s)     $0.95             --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90             --
                  2008..     $1.00        $0.82             --
                  2007..     $1.00(s)     $0.99             --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.72        $0.94             --
                  2008..     $1.20        $0.72             --
                  2007..     $1.00(s)     $1.20             --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.77        $0.90            966
                  2008..     $1.37        $0.77            803
                  2007..     $0.00        $1.37            785

2.40% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.89        $1.11             --
                  2008..     $1.31        $0.89             --
                  2007..     $1.00(s)     $1.31             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73             --
                  2008..     $0.92        $0.62             --
                  2007..     $1.00(s)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.69        $2.06          3,136
                  2008..     $2.33        $1.69         15,606
                  2007..     $1.66        $2.33         22,511
                  2006..     $1.41        $1.66         23,049
                  2005..     $1.17        $1.41         26,653
                  2004..     $0.00        $1.17          6,949
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.06        $1.18            809
                  2008..     $1.38        $1.06          3,447
                  2007..     $1.24        $1.38          5,761
                  2006..     $1.14        $1.24          5,890
                  2005..     $1.12        $1.14          7,295
                  2004..     $0.00        $1.12          7,028
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $0.99        $1.20             --
                  2008..     $1.56        $0.99             --
                  2007..     $1.00(s)     $1.56             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.80        $1.36          2,636
                  2008..     $2.13        $0.80          1,355
                  2007..     $0.00        $2.13            511
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.90        $1.11         20,078
                  2008..     $1.44        $0.90         20,021
                  2007..     $1.18        $1.44         19,815
                  2006..     $1.15        $1.18         18,823
                  2005..     $0.00        $1.15         18,131
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.08        $1.45         38,846
                  2008..     $1.92        $1.08         45,579
                  2007..     $1.79        $1.92         44,449
                  2006..     $1.41        $1.79         48,261
                  2005..     $1.30        $1.41         53,435
                  2004..     $1.09        $1.30         29,521
                  2003..     $1.00(f)     $1.09         12,100
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.07        $1.33             --
                  2008..     $1.90        $1.07             --
                  2007..     $1.00(s)     $1.90             --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.77        $1.07          1,123
                  2008..     $1.52        $0.77          1,234
                  2007..     $1.47        $1.52            993
                  2006..     $1.34        $1.47            981
                  2005..     $1.13        $1.34            955
                  2004..     $0.00        $1.13          1,099
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.24             --
                  2008..     $1.39        $0.87             --
                  2007..     $1.00(s)     $1.39             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.14        $1.61             --
                  2008..     $1.77        $1.14             --
                  2007..     $1.00(s)     $1.77             --




                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009.       $0.88       $1.15            --
                  2008.       $1.48       $0.88            --
                  2007.       $1.33       $1.48            --
                  2006.       $1.30       $1.33         1,486
                  2005.       $1.18       $1.30         1,387
                  2004.       $0.00       $1.18           465
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $0.98       $1.23        14,774
                  2008.       $1.35       $0.98        19,939
                  2007.       $1.45       $1.35        21,747
                  2006.       $1.27       $1.45        23,057
                  2005.       $1.25       $1.27        24,466
                  2004.       $0.00       $1.25         9,837
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.90       $1.11           629
                  2008.       $1.39       $0.90         2,680
                  2007.       $1.40       $1.39         4,479
                  2006.       $1.23       $1.40         5,313
                  2005.       $1.20       $1.23         6,716
                  2004.       $0.00       $1.20         6,617
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $1.10       $1.34           693
                  2008.       $1.34       $1.10         2,951
                  2007.       $1.24       $1.34         4,931
                  2006.       $1.15       $1.24         8,504
                  2005.       $1.10       $1.15        10,640
                  2004.       $0.00       $1.10        10,979
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $1.02       $1.45         1,082
                  2008.       $1.87       $1.02         1,095
                  2007.       $1.40       $1.87         1,310
                  2006.       $1.32       $1.40         1,256
                  2005.       $1.20       $1.32         1,585
                  2004.       $0.00       $1.20         1,938
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $1.31       $2.29         7,411
                  2008.       $2.80       $1.31         8,586
                  2007.       $2.24       $2.80         7,895
                  2006.       $1.57       $2.24         8,158
                  2005.       $1.22       $1.57        10,631
                  2004.       $0.00       $1.22         2,298
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.66       $0.86            --
                  2008...     $0.94       $0.66            --
                  2007...     $1.00(s)    $0.94            --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.78       $1.05            --
                  2008...     $1.26       $0.78            --
                  2007...     $1.00(s)    $1.26            --
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.59       $0.81            --
                  2008...     $1.25       $0.59            --
                  2007...     $1.00(s)    $1.25            --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.70       $1.12        20,188
                  2008...     $1.19       $0.70        19,922
                  2007...     $1.19       $1.19        19,040
                  2006...     $1.08       $1.19        19,333
                  2005...     $1.06       $1.08        20,113
                  2004...     $1.02       $1.06        16,773
                  2003...     $1.00(a)    $1.02        12,326
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $1.03       $1.23         3,893
                  2008...     $1.57       $1.03         3,940
                  2007...     $0.00       $1.57         1,728

2.40% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73             --
                  2008..     $0.96        $0.57             --
                  2007..     $1.00(s)     $0.96             --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.70        $0.98          8,461
                  2008..     $1.32        $0.70         12,197
                  2007..     $1.19        $1.32         11,511
                  2006..     $1.13        $1.19         15,889
                  2005..     $1.10        $1.13         15,323
                  2004..     $0.00        $1.10          4,660
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29         49,337
                  2008..     $1.13        $0.24         22,361
                  2007..     $1.16        $1.13         17,196
                  2006..     $1.09        $1.16         15,089
                  2005..     $1.10        $1.09         14,661
                  2004..     $1.03        $1.10          3,953
                  2003..     $1.00(a)     $1.03          2,640
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73             --
                  2008..     $0.90        $0.55             --
                  2007..     $1.00(s)     $0.90             --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.06        $1.44             --
                  2008..     $1.91        $1.06             --
                  2007..     $1.00(s)     $1.91             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.72        $0.91             --
                  2008..     $1.34        $0.72             --
                  2007..     $1.00(s)     $1.34             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.75        $0.95             --
                  2008..     $1.25        $0.75             --
                  2007..     $1.00(s)     $1.25             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.96        $1.17         16,747
                  2008..     $1.76        $0.96         14,640
                  2007..     $1.67        $1.76         14,601
                  2006..     $1.34        $1.67         16,053
                  2005..     $1.22        $1.34         16,825
                  2004..     $1.07        $1.22         17,457
                  2003..     $1.00(a)     $1.07         12,794
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.78        $1.01             --
                  2008..     $1.31        $0.78             --
                  2007..     $1.00(s)     $1.31             --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.71        $1.13             --
                  2008..     $1.15        $0.71             --
                  2007..     $1.00(s)     $1.15             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009..     $0.41        $0.68             --
                  2008..     $1.00        $0.41             --
                  2007..     $1.00(s)     $0.97             --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009..     $0.54        $0.73             --
                  2008..     $0.95        $0.54             --
                  2007..     $1.00(s)     $0.95             --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009..     $0.63        $1.02             --
                  2008..     $1.27        $0.63             --
                  2007..     $1.00(s)     $1.27             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.85       $1.06         8,528
                  2008.     $1.35       $0.85        15,337
                  2007.     $1.42       $1.35        16,752
                  2006.     $1.25       $1.42        18,260
                  2005.     $1.23       $1.25        17,838
                  2004.     $0.00       $1.23         4,654
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.97       $1.17            --
                  2008.     $1.46       $0.97            --
                  2007.     $1.00(s)    $1.46            --



2.45% Variable Account Charge



                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009...     $0.89        $1.01          78,099
                  2008...     $1.06        $0.89          48,867
                  2007...     $1.00(s)     $1.06              --
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009...     $0.91        $1.22          15,317
                  2008...     $1.48        $0.91          13,213
                  2007...     $1.00(s)     $1.48              --
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009...     $0.82        $1.01              --
                  2008...     $1.34        $0.82              --
                  2007...     $1.00(s)     $1.34              --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009...     $1.02        $1.17          16,539
                  2008...     $1.00        $1.02           9,793
                  2007...     $1.00(s)     $1.00              --
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009...     $1.01        $0.99          11,645
                  2008...     $1.02        $1.01           4,562
                  2007...     $1.00(s)     $1.02              --
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009...     $0.91        $0.96          14,401
                  2008...     $1.07        $0.91           4,535
                  2007...     $1.00(s)     $1.07              --
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009...     $0.99        $1.21           7,072
                  2008...     $1.60        $0.99           4,500
                  2007...     $1.00(s)     $1.60              --
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55              --
                  2008...     $0.92        $0.42              --
                  2007...     $1.00(s)     $0.92         544,879
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.84        $0.97              --
                  2008...     $1.04        $0.84              --
                  2007...     $1.00(s)     $1.04              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.70        $0.92              --
                  2008...     $1.23        $0.70              --
                  2007...     $1.00(s)     $1.23              --
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.94        $1.10          14,073
                  2008...     $1.32        $0.94              --
                  2007...     $1.00(s)     $1.32              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.00        $1.08          22,161
                  2008...     $1.04        $1.00              --
                  2007...     $1.00(s)     $1.04              --

2.45% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009..     $0.94        $1.24          22,033
                  2008..     $1.68        $0.94              --
                  2007..     $1.00(s)     $1.68              --
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009..     $0.78        $0.99           7,744
                  2008..     $1.40        $0.78          12,828
                  2007..     $1.00(s)     $1.40              --
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009..     $0.72        $1.00          13,964
                  2008..     $0.98        $0.72             738
                  2007..     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009..     $1.12        $1.52              --
                  2008..     $1.90        $1.12              --
                  2007..     $1.00(s)     $1.90              --
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009..     $0.78        $0.99              --
                  2008..     $1.23        $0.78              --
                  2007..     $1.00(s)     $1.23              --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009..     $0.59        $0.75           7,030
                  2008..     $0.91        $0.59              --
                  2007..     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009..     $0.76        $1.06          25,496
                  2008..     $1.35        $0.76              --
                  2007..     $1.00(s)     $1.35              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009..     $0.91        $1.12              --
                  2008..     $1.49        $0.91              --
                  2007..     $1.00(s)     $1.49              --
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009..     $1.20        $2.03          74,357
                  2008..     $2.61        $1.20          65,944
                  2007..     $1.00(s)     $2.61              --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.58        $0.71              --
                  2008..     $1.00        $0.58              --
                  2007..     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.72        $0.83              --
                  2008..     $0.97        $0.72              --
                  2007..     $1.00(s)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.92        $0.97              --
                  2008..     $1.01        $0.92              --
                  2007..     $1.00(s)     $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.76         539,481
                  2008..     $1.00        $0.63         618,286
                  2007..     $1.00(s)     $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90          20,060
                  2008..     $1.00        $0.82              --
                  2007..     $1.00(s)     $0.99              --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.72        $0.93              --
                  2008..     $1.19        $0.72              --
                  2007..     $1.00(s)     $1.19              --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.76        $0.90              --
                  2008..     $1.37        $0.76              --
                  2007..     $1.00(s)     $1.37              --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.89        $1.11              --
                  2008..     $1.31        $0.89              --
                  2007..     $1.00(s)     $1.31              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73           7,647
                  2008..     $0.92        $0.62             357
                  2007..     $1.00(s)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.69        $2.06              --
                  2008..     $2.33        $1.69              --
                  2007..     $1.00(s)     $2.33              --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.06        $1.17              --
                  2008..     $1.38        $1.06              --
                  2007..     $1.00(s)     $1.38              --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $0.99        $1.20              --
                  2008..     $1.56        $0.99              --
                  2007..     $1.00(s)     $1.56              --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.80        $1.35              --
                  2008..     $2.13        $0.80              --
                  2007..     $0.00        $2.13         250,674
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.90        $1.11          23,722
                  2008..     $1.44        $0.90          13,867
                  2007..     $1.00(s)     $1.44              --
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.08        $1.44          17,496
                  2008..     $1.91        $1.08          10,592
                  2007..     $1.00(s)     $1.91              --
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.07        $1.33          18,412
                  2008..     $1.90        $1.07              --
                  2007..     $1.00(s)     $1.90              --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.77        $1.06           8,258
                  2008..     $1.52        $0.77              --
                  2007..     $1.00(s)     $1.52              --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.86        $1.24              --
                  2008..     $1.39        $0.86              --
                  2007..     $1.00(s)     $1.39              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.14        $1.60              --
                  2008..     $1.77        $1.14              --
                  2007..     $1.00(s)     $1.77              --
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.88        $1.15             980
                  2008..     $1.48        $0.88           3,816
                  2007..     $1.00(s)     $1.48              --
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $0.97        $1.23           1,347
                  2008..     $1.35        $0.97           5,526
                  2007..     $1.00(s)     $1.35              --
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $0.90        $1.11              --
                  2008..     $1.39        $0.90              --
                  2007..     $1.00(s)     $1.39              --

2.45% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.09        $1.34             --
                  2008..     $1.33        $1.09             --
                  2007..     $1.00(s)     $1.33             --
                JANUS ASPEN: FORTY SUB-ACCOUNT:
                  2009..     $1.02        $1.45             --
                  2008..     $1.87        $1.02             --
                  2007..     $1.00        $1.87             --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009..     $1.30        $2.28          7,705
                  2008..     $2.80        $1.30          5,699
                  2007..     $1.00(s)     $2.80             --
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009..     $0.66        $0.86          6,142
                  2008..     $0.94        $0.66             --
                  2007..     $1.00(s)     $0.94             --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009..     $0.77        $1.05         20,069
                  2008..     $1.26        $0.77         16,057
                  2007..     $1.00(s)     $1.26             --
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009..     $0.59        $0.81             --
                  2008..     $1.25        $0.59             --
                  2007..     $1.00        $1.25             --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $0.70        $1.12             --
                  2008..     $1.19        $0.70             --
                  2007..     $1.00(s)     $1.19             --
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.03        $1.23         40,329
                  2008..     $1.56        $1.03         22,823
                  2007..     $1.00(s)     $1.56             --
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73             --
                  2008..     $0.96        $0.57             --
                  2007..     $1.00(s)     $0.96             --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.70        $0.98             --
                  2008..     $1.32        $0.70             --
                  2007..     $1.00(s)     $1.32             --
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29         13,832
                  2008..     $1.13        $0.24          6,378
                  2007..     $1.00(s)     $1.13             --
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73             --
                  2008..     $0.90        $0.55             --
                  2007..     $1.00(s)     $0.90             --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $1.06        $1.44             --
                  2008..     $1.91        $1.06             --
                  2007..     $1.00(s)     $1.91             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.72        $0.91             --
                  2008..     $1.33        $0.72             --
                  2007..     $1.00(s)     $1.33             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.74        $0.94             --
                  2008..     $1.24        $0.74             --
                  2007..     $1.00(s)     $1.24             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.96        $1.17             --
                  2008..     $1.76        $0.96             --
                  2007..     $1.00(s)     $1.76             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.78       $1.00            --
                  2008.     $1.30       $0.78            --
                  2007.     $1.00(s)    $1.30            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.71       $1.13            --
                  2008.     $1.15       $0.71            --
                  2007.     $1.00(s)    $1.15            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.68         8,031
                  2008.     $1.00       $0.41            --
                  2007.     $1.00(s)    $0.97            --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.73            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00       $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.63       $1.01            --
                  2008.     $1.26       $0.63            --
                  2007.     $1.00(s)    $1.26            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.85       $1.06            --
                  2008.     $1.35       $0.85            --
                  2007.     $1.00       $1.35            --
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.97       $1.17            --
                  2008.     $1.46       $0.97            --
                  2007.     $1.00(s)    $1.46            --



2.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.     $0.89       $1.00        245,480
                  2008.     $1.05       $0.89         43,029
                  2007.     $0.00       $1.05         24,380
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.     $0.91       $1.21         45,580
                  2008.     $1.47       $0.91         12,794
                  2007.     $0.00       $1.47          9,828
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.     $0.82       $1.01         10,599
                  2008.     $1.34       $0.82          5,351
                  2007.     $1.00(s)    $1.34             --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.     $1.01       $1.16         70,516
                  2008.     $1.00       $1.01         26,578
                  2007.     $0.00       $1.00          5,411
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.     $1.01       $0.99         17,655
                  2008.     $1.02       $1.01        117,945
                  2007.     $1.00(s)    $1.02             --
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.     $0.91       $0.95         25,929
                  2008.     $1.07       $0.91          7,173
                  2007.     $0.00       $1.07          4,617
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.     $0.99       $1.21         43,177
                  2008.     $1.60       $0.99          8,682
                  2007.     $0.00       $1.60          3,089

2.50% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42        $0.55         103,712
                  2008...     $1.00        $0.42          16,245
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.84        $0.97              --
                  2008...     $1.32        $0.84              --
                  2007...     $1.00(s)     $1.32              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.70        $0.91              --
                  2008...     $1.22        $0.70              --
                  2007...     $1.00(s)     $1.22              --
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.94        $1.10          34,706
                  2008...     $1.32        $0.94              --
                  2007...     $1.00(s)     $1.32              --
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.00        $1.08          60,557
                  2008...     $1.04        $1.00          15,169
                  2007...     $1.00(s)     $1.04              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.93        $1.23          12,140
                  2008...     $1.67        $0.93           9,430
                  2007...     $1.00(s)     $1.67              --
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.78        $0.99          24,327
                  2008...     $1.40        $0.78          13,008
                  2007...     $0.00        $1.40           8,848
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.72        $1.00          19,988
                  2008...     $0.98        $0.72              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $1.11        $1.52           8,017
                  2008...     $1.89        $1.11           4,636
                  2007...     $1.00(s)     $1.89              --
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.78        $0.99          26,838
                  2008...     $1.22        $0.78              --
                  2007...     $1.00(s)     $1.22              --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.59        $0.75          45,589
                  2008...     $0.91        $0.59           9,537
                  2007...     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009...     $0.76        $1.06          23,602
                  2008...     $1.35        $0.76              --
                  2007...     $1.00(s)     $1.35              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $0.91        $1.12          28,459
                  2008...     $1.49        $0.91              --
                  2007...     $1.00(s)     $1.49              --
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...     $1.20        $2.02             463
                  2008...     $2.60        $1.20           1,245
                  2007...     $0.00        $2.60           1,007
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.58        $0.71              --
                  2008...     $1.00        $0.58              --
                  2007...     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.72        $0.83         292,492
                  2008...     $0.97        $0.72         170,240
                  2007...     $1.00(s)     $0.97              --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.92        $0.97          35,084
                  2008..     $1.01        $0.92              --
                  2007..     $1.00(s)     $1.01              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009..     $0.63        $0.76              --
                  2008..     $1.00        $0.63              --
                  2007..     $1.00(s)     $0.95              --
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009..     $0.82        $0.90         110,782
                  2008..     $1.00        $0.82              --
                  2007..     $1.00(s)     $0.99              --
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.71        $0.93              --
                  2008..     $1.19        $0.71              --
                  2007..     $1.00(s)     $1.19              --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.76        $0.90              --
                  2008..     $1.36        $0.76              --
                  2007..     $1.00(s)     $1.36              --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.89        $1.11              --
                  2008..     $1.30        $0.89              --
                  2007..     $1.00(s)     $1.30              --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.62        $0.73          69,665
                  2008..     $0.92        $0.62          17,953
                  2007..     $1.00(s)     $0.92              --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $1.68        $2.05          18,545
                  2008..     $2.32        $1.68          11,508
                  2007..     $1.00(s)     $2.32              --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $1.06        $1.17              --
                  2008..     $1.37        $1.06              --
                  2007..     $1.00(s)     $1.37              --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $0.99        $1.19              --
                  2008..     $1.55        $0.99              --
                  2007..     $1.00(s)     $1.55              --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.80        $1.35          17,257
                  2008..     $2.12        $0.80          10,453
                  2007..     $1.00(s)     $2.12              --
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.89        $1.11          75,905
                  2008..     $1.44        $0.89          20,985
                  2007..     $0.00(s)     $1.44           9,952
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $1.08        $1.44          61,492
                  2008..     $1.91        $1.08          16,453
                  2007..     $0.00(s)     $1.91           7,270
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $1.07        $1.32          23,183
                  2008..     $1.89        $1.07              --
                  2007..     $1.00(s)     $1.89              --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.77        $1.06              --
                  2008..     $1.52        $0.77              --
                  2007..     $1.00(s)     $1.52              --

2.50% Variable Account Charge Continued




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.86        $1.23              --
                  2008..     $1.39        $0.86              --
                  2007..     $1.00(s)     $1.39              --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $1.14        $1.60           9,503
                  2008..     $1.76        $1.14          11,885
                  2007..     $0.00(s)     $1.76           2,890
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.87        $1.15           1,569
                  2008..     $1.47        $0.87           3,851
                  2007..     $0.00(s)     $1.47           3,517
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009..     $0.97        $1.22           2,587
                  2008..     $1.35        $0.97           5,269
                  2007..     $0.00(s)     $1.35           5,127
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009..     $0.90        $1.11              --
                  2008..     $1.39        $0.90              --
                  2007..     $1.00(s)     $1.39              --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009..     $1.09        $1.33           5,911
                  2008..     $1.33        $1.09           7,306
                  2007..     $1.00(s)     $1.33              --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009..     $1.01        $1.44           9,268
                  2008..     $1.87        $1.01           8,164
                  2007..     $0.00        $1.87           3,839
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009..     $1.30        $2.27          32,719
                  2008..     $2.79        $1.30          16,249
                  2007..     $0.00        $2.79           4,020
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009..     $0.66        $0.86          38,689
                  2008..     $0.94        $0.66          11,727
                  2007..     $1.00(s)     $0.94              --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009..     $0.77        $1.05          70,360
                  2008..     $1.26        $0.77          15,414
                  2007..     $0.00        $1.26          11,390
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009..     $0.59        $0.81              --
                  2008..     $1.24        $0.59              --
                  2007..     $1.00(s)     $1.24              --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009..     $0.70        $1.11              --
                  2008..     $1.19        $0.70              --
                  2007..     $1.00(s)     $1.19              --
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009..     $1.02        $1.22         144,161
                  2008..     $1.56        $1.02          27,902
                  2007..     $0.00        $1.56          15,579
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009..     $0.57        $0.73              --
                  2008..     $0.96        $0.57              --
                  2007..     $1.00(s)     $0.96              --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009..     $0.70        $0.98              --
                  2008..     $1.31        $0.70              --
                  2007..     $1.00(s)     $1.31              --
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009..     $0.24        $0.29           7,005
                  2008..     $1.13        $0.24           6,650
                  2007..     $1.00(s)     $1.13              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------
                OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
                 SUB-ACCOUNT:
                  2009.     $0.55       $0.73            --
                  2008.     $0.90       $0.55            --
                  2007.     $1.00(s)    $0.90            --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009.     $1.06       $1.43            --
                  2008.     $1.90       $1.06            --
                  2007.     $1.00(s)    $1.90            --
                PUTNAM VT EQUITY INCOME FUND SUB-ACCOUNT(U):
                  2009.     $0.72       $0.90            --
                  2008.     $1.33       $0.72            --
                  2007.     $1.00(s)    $1.33            --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.74       $0.94            --
                  2008.     $1.24       $0.74            --
                  2007.     $1.00(s)    $1.24            --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009.     $0.96       $1.17         4,195
                  2008.     $1.75       $0.96         3,320
                  2007.     $0.00       $1.75         3,801
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009.     $0.78       $1.00            --
                  2008.     $1.30       $0.78            --
                  2007.     $1.00(s)    $1.30            --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009.     $0.70       $1.13            --
                  2008.     $1.15       $0.70            --
                  2007.     $1.00(s)    $1.15            --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009.     $0.41       $0.68        38,124
                  2008.     $1.00       $0.41        10,469
                  2007.     $1.00(s)    $0.97            --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009.     $0.54       $0.73            --
                  2008.     $0.95       $0.54            --
                  2007.     $1.00(s)    $0.95            --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009.     $0.63       $1.01            --
                  2008.     $1.46       $0.63            --
                  2007.     $1.00(s)    $1.46            --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009.     $0.84       $1.06            --
                  2008.     $1.35       $0.84            --
                  2007.     $1.00(s)    $1.35            --
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009.     $0.96       $1.17         3,084
                  2008.     $1.46       $0.96            --
                  2007.     $1.00(s)    $1.46            --



2.55% Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.89       $1.00          --
               2008.....     $1.00       $0.89          --
               2007.....     $1.00(s)    $1.00          --
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.91       $1.21          --
               2008.....     $1.47       $0.91          --
               2007.....     $1.00(s)    $1.47          --

2.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.82       $1.00          --
               2008.....     $1.34       $0.82          --
               2007.....     $1.00(s)    $1.34          --
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.01       $1.16          --
               2008.....     $1.00       $1.01          --
               2007.....     $1.00(s)    $1.00          --
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.01       $0.99          --
               2008.....     $1.01       $1.01          --
               2007.....     $1.00(s)    $1.01          --
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.90       $0.95          --
               2008.....     $1.06       $0.90          --
               2007.....     $1.00(s)    $1.06          --
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $0.99       $1.20          --
               2008.....     $1.59       $0.99          --
               2007.....     $1.00(s)    $1.59          --
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55          --
               2008.....     $1.00       $0.42          --
               2007.....     $1.00(s)    $0.92          --
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.84       $0.96          --
               2008.....     $1.32       $0.84          --
               2007.....     $1.00(s)    $1.32          --
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.69       $0.91          --
               2008.....     $1.22       $0.69          --
               2007.....     $1.00(s)    $1.22          --
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.94       $1.10          --
               2008.....     $1.32       $0.94          --
               2007.....     $1.00(s)    $1.32          --
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.00       $1.08          --
               2008.....     $1.04       $1.00          --
               2007.....     $1.00(s)    $1.04          --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.93       $1.23          --
               2008.....     $1.67       $0.93          --
               2007.....     $1.00(s)    $1.67          --
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.78       $0.99          --
               2008.....     $1.40       $0.78          --
               2007.....     $1.00(s)    $1.40          --
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.72       $1.00          --
               2008.....     $0.98       $0.72          --
               2007.....     $1.00(s)    $0.98          --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.11       $1.51          --
               2008.....     $1.89       $1.11          --
               2007.....     $1.00(s)    $1.89          --
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.78       $0.99          --
               2008.....     $1.22       $0.78          --
               2007.....     $1.00(s)    $1.22          --
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.59       $0.75          --
               2008.....     $0.91       $0.59          --
               2007.....     $1.00(s)    $0.91          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.75       $1.06          --
               2008.....     $1.35       $0.75          --
               2007.....     $1.00(s)    $1.35          --
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.91       $1.12          --
               2008.....     $1.48       $0.91          --
               2007.....     $1.00(s)    $1.48          --
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.20       $2.01          --
               2008.....     $2.60       $1.20          --
               2007.....     $1.00(s)    $2.60          --
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.71          --
               2008.....     $1.00       $0.58          --
               2007.....     $1.00(s)    $0.94          --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.83          --
               2008.....     $0.97       $0.72          --
               2007.....     $1.00(s)    $0.97          --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.92       $0.97          --
               2008.....     $1.01       $0.92          --
               2007.....     $1.00(s)    $1.01          --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.63       $0.76          --
               2008.....     $1.00       $0.63          --
               2007.....     $1.00(s)    $0.95          --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.89          --
               2008.....     $1.00       $0.82          --
               2007.....     $1.00(s)    $0.99          --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.71       $0.93          --
               2008.....     $1.19       $0.71          --
               2007.....     $1.00(s)    $1.19          --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.76       $0.90          --
               2008.....     $1.36       $0.76          --
               2007.....     $1.00(s)    $1.36          --
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.88       $1.10          --
               2008.....     $1.30       $0.88          --
               2007.....     $1.00(s)    $1.30          --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.61       $0.72          --
               2008.....     $0.92       $0.61          --
               2007.....     $1.00(s)    $0.92          --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.68       $2.04          --
               2008.....     $2.32       $1.68          --
               2007.....     $1.00(s)    $2.32          --
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.05       $1.16          --
               2008.....     $1.37       $1.05          --
               2007.....     $1.00(s)    $1.37          --
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $0.99       $1.19          --
               2008.....     $1.55       $0.99          --
               2007.....     $1.00(s)    $1.55          --

2.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.80       $1.35          --
               2008.....     $2.12       $0.80          --
               2007.....     $1.00(s)    $2.12          --
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.10          --
               2008.....     $1.43       $0.89          --
               2007.....     $1.00(s)    $1.43          --
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.07       $1.43          --
               2008.....     $1.91       $1.07          --
               2007.....     $1.00(s)    $1.91          --
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.07       $1.32          --
               2008.....     $1.89       $1.07          --
               2007.....     $1.00(s)    $1.89          --
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.77       $1.06          --
               2008.....     $1.51       $0.77          --
               2007.....     $1.00(s)    $1.51          --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.86       $1.23          --
               2008.....     $1.39       $0.86          --
               2007.....     $1.00(s)    $1.39          --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.13       $1.59          --
               2008.....     $1.76       $1.13          --
               2007.....     $1.00(s)    $1.76          --
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.87       $1.14          --
               2008.....     $1.47       $0.87          --
               2007.....     $1.00(s)    $1.47          --
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $0.97       $1.22          --
               2008.....     $1.35       $0.97          --
               2007.....     $1.00(s)    $1.35          --
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.89       $1.10          --
               2008.....     $1.38       $0.89          --
               2007.....     $1.00(s)    $1.38          --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.09       $1.33          --
               2008.....     $1.33       $1.09          --
               2007.....     $1.00(s)    $1.33          --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.01       $1.44          --
               2008.....     $1.86       $1.01          --
               2007.....     $1.00       $1.86          --
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.30       $2.26          --
               2008.....     $2.79       $1.30          --
               2007.....     $1.00(s)    $2.79          --
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.66       $0.86          --
               2008.....     $0.94       $0.66          --
               2007.....     $1.00       $0.94          --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.77       $1.04          --
               2008.....     $1.25       $0.77          --
               2007.....     $1.00(s)    $1.25          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.59       $0.81          --
               2008.....     $1.24       $0.59          --
               2007.....     $1.00(s)    $1.24          --
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.70       $1.11          --
               2008.....     $1.18       $0.70          --
               2007.....     $1.00(s)    $1.18          --
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.02       $1.22          --
               2008.....     $1.56       $1.02          --
               2007.....     $1.00(s)    $1.56          --
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.73          --
               2008.....     $0.96       $0.57          --
               2007.....     $1.00(s)    $0.96          --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.69       $0.98          --
               2008.....     $1.31       $0.69          --
               2007.....     $1.00(s)    $1.31          --
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.23       $0.29          --
               2008.....     $1.12       $0.23          --
               2007.....     $1.00(s)    $1.12          --
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.73          --
               2008.....     $0.90       $0.55          --
               2007.....     $1.00(s)    $0.90          --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.05       $1.43          --
               2008.....     $1.90       $1.05          --
               2007.....     $1.00(s)    $1.90          --
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.71       $0.90          --
               2008.....     $1.33       $0.71          --
               2007.....     $1.00(s)    $1.33          --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.74       $0.94          --
               2008.....     $1.24       $0.74          --
               2007.....     $1.00(s)    $1.24          --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.96       $1.16          --
               2008.....     $1.75       $0.96          --
               2007.....     $1.00(s)    $1.75          --
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.78       $1.00          --
               2008.....     $1.30       $0.78          --
               2007.....     $1.00(s)    $1.30          --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.70       $1.12          --
               2008.....     $1.15       $0.70          --
               2007.....     $1.00(s)    $1.15          --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.68          --
               2008.....     $1.00       $0.41          --
               2007.....     $1.00(s)    $0.97          --
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.73          --
               2008.....     $0.95       $0.54          --
               2007.....     $1.00(s)    $0.95          --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.62       $1.01          --
               2008.....     $1.26       $0.62          --
               2007.....     $1.00(s)    $1.26          --

2.55% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.84       $1.05          --
               2008.....     $1.34       $0.84          --
               2007.....     $1.00(s)    $1.34          --
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.96       $1.16          --
               2008.....     $1.45       $0.96          --
               2007.....     $1.00(s)    $1.45          --



2.65%Variable Account Charge



                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              ADVANTUS BOND SUB-ACCOUNT:
               2009.....     $0.88       $0.99        13,843
               2008.....     $1.05       $0.88        15,431
               2007.....     $1.05       $1.05        19,100
               2006.....     $1.03       $1.05        39,994
               2005.....     $1.03       $1.03        39,427
               2004.....     $1.01       $1.03        37,874
               2003.....     $1.00(a)    $1.01        37,605
              ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
               2009.....     $0.91       $1.20         3,708
               2008.....     $1.46       $0.91         3,707
               2007.....     $1.40       $1.46         3,977
               2006.....     $1.31       $1.40         7,360
               2005.....     $1.20       $1.31         7,291
               2004.....     $1.07       $1.20         8,153
               2003.....     $1.00(a)    $1.07         8,371
              ADVANTUS INDEX 500 SUB-ACCOUNT:
               2009.....     $0.81       $1.00        15,395
               2008.....     $1.33       $0.81        16,137
               2007.....     $1.30       $1.33        13,878
               2006.....     $1.16       $1.30        13,524
               2005.....     $1.14       $1.16        14,114
               2004.....     $0.00       $1.14        13,782
              ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
               2009.....     $1.01       $1.15            --
               2008.....     $0.99       $1.01            --
               2007.....     $1.00(s)    $0.99            --
              ADVANTUS MONEY MARKET SUB-ACCOUNT:
               2009.....     $1.00       $0.98        21,740
               2008.....     $1.01       $1.00        17,758
               2007.....     $0.99       $1.01        26,776
               2006.....     $0.97       $0.99        41,655
               2005.....     $0.98       $0.97        40,782
               2004.....     $1.00       $0.98        38,399
               2003.....     $1.00(a)    $1.00        19,582
              ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
               2009.....     $0.90       $0.95            --
               2008.....     $1.06       $0.90            --
               2007.....     $1.00(s)    $1.06            --
              ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
               2009.....     $0.98       $1.19         2,129
               2008.....     $1.59       $0.98         1,596
               2007.....     $1.93       $1.59         1,808
               2006.....     $1.52       $1.93         1,748
               2005.....     $1.40       $1.52         2,023
               2004.....     $1.06       $1.40         2,360
               2003.....     $1.00(a)    $1.06         2,730
              ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
               2009.....     $0.42       $0.55            --
               2008.....     $1.00       $0.42            --
               2007.....     $1.00(s)    $0.92            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
               2009.....     $0.84       $0.96            --
               2008.....     $1.31       $0.84            --
               2007.....     $1.00(s)    $1.31            --
              AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
               2009.....     $0.69       $0.91        16,004
               2008.....     $1.22       $0.69        16,299
               2007.....     $1.03       $1.22        16,253
               2006.....     $1.10       $1.03        32,119
               2005.....     $1.11       $1.10        29,140
               2004.....     $1.03       $1.11        28,784
               2003.....     $1.00(a)    $1.03        28,708
              AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
               2009.....     $0.93       $1.09            --
               2008.....     $1.31       $0.93            --
               2007.....     $1.00(s)    $1.31            --
              AMERICAN CENTURY VP INFLATION PROTECTION
               SUB-ACCOUNT:
               2009.....     $1.00       $1.07            --
               2008.....     $1.04       $1.00            --
               2007.....     $1.00(s)    $1.04            --
              FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
               2009.....     $0.93       $1.22        24,260
               2008.....     $1.66       $0.93        27,279
               2007.....     $1.45       $1.66        21,396
               2006.....     $1.34       $1.45        22,793
               2005.....     $1.18       $1.34        23,486
               2004.....     $0.00       $1.18        25,356
              FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
               2009.....     $0.77       $0.98        18,188
               2008.....     $1.39       $0.77        17,702
               2007.....     $1.41       $1.39        16,457
               2006.....     $1.21       $1.41        35,775
               2005.....     $1.17       $1.21        38,839
               2004.....     $1.08       $1.17        39,779
               2003.....     $1.00(a)    $1.08        42,555
              FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
               2009.....     $0.71       $1.00            --
               2008.....     $0.98       $0.71            --
               2007.....     $1.00(s)    $0.98            --
              FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
               2009.....     $1.11       $1.50            --
               2008.....     $1.88       $1.11            --
               2007.....     $1.00(s)    $1.88            --
              FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
               2009.....     $0.78       $0.98            --
               2008.....     $1.22       $0.78            --
               2007.....     $1.00(s)    $1.22            --
              FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
               2009.....     $0.59       $0.74            --
               2008.....     $0.91       $0.59            --
               2007.....     $1.00(s)    $0.91            --
              FRANKLIN SMALL-MID CAP GROWTH SECURITIES
               SUB-ACCOUNT(K):
               2009.....     $0.75       $1.05            --
               2008.....     $1.34       $0.75            --
               2007.....     $1.00(s)    $1.34            --
              MUTUAL SHARES SECURITIES SUB-ACCOUNT:
               2009.....     $0.90       $1.11            --
               2008.....     $1.48       $0.90            --
               2007.....     $1.00(s)    $1.48            --
              TEMPLETON DEVELOPING MARKETS SECURITIES
               SUB-ACCOUNT:
               2009.....     $1.19       $2.00            --
               2008.....     $2.59       $1.19            --
               2007.....     $1.00(s)    $2.59            --

2.65%Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.58       $0.71          --
               2008.....     $1.00       $0.58          --
               2007.....     $1.00(s)    $0.94          --
              IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.72       $0.83          --
               2008.....     $0.97       $0.72          --
               2007.....     $1.00(s)    $0.97          --
              IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.92       $0.97          --
               2008.....     $1.00       $0.92          --
               2007.....     $1.00(s)    $1.00          --
              IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
               2009.....     $0.63       $0.76          --
               2008.....     $1.00       $0.63          --
               2007.....     $1.00(s)    $0.95          --
              IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
               SUB-ACCOUNT:
               2009.....     $0.82       $0.89          --
               2008.....     $1.00       $0.82          --
               2007.....     $1.00(s)    $0.99          --
              INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
               2009.....     $0.71       $0.92          --
               2008.....     $1.18       $0.71          --
               2007.....     $1.00(s)    $1.18          --
              INVESCO V.I. CAPITAL APPRECIATION
               SUB-ACCOUNT(P)(Y):
               2009.....     $0.76       $0.89          --
               2008.....     $1.36       $0.76          --
               2007.....     $1.00(s)    $1.36          --
              INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
               2009.....     $0.88       $1.10          --
               2008.....     $1.30       $0.88          --
               2007.....     $1.00(s)    $1.30          --
              INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
               2009.....     $0.61       $0.72          --
               2008.....     $0.92       $0.61          --
               2007.....     $1.00(s)    $0.92          --
              IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
               2009.....     $1.67       $2.03          --
               2008.....     $2.31       $1.67          --
               2007.....     $1.00(s)    $2.31          --
              IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
               2009.....     $1.05       $1.16          --
               2008.....     $1.36       $1.05          --
               2007.....     $1.00(s)    $1.36          --
              IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
               2009.....     $0.98       $1.18          --
               2008.....     $1.54       $0.98          --
               2007.....     $1.00(s)    $1.54          --
              IVY FUNDS VIP GLOBAL NATURAL RESOURCES
               SUB-ACCOUNT(W):
               2009.....     $0.79       $1.34          --
               2008.....     $2.11       $0.79          --
               2007.....     $1.00(s)    $2.11          --
              IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.89       $1.10          --
               2008.....     $1.43       $0.89          --
               2007.....     $1.00(s)    $1.43          --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              IVY FUNDS VIP INTERNATIONAL CORE EQUITY
               SUB-ACCOUNT(N)(W)(Z):
               2009.....     $1.07       $1.42            --
               2008.....     $1.90       $1.07            --
               2007.....     $1.77       $1.90            --
               2006.....     $1.41       $1.77         2,332
               2005.....     $1.30       $1.41         2,617
               2004.....     $1.09       $1.30         3,053
               2003.....     $1.00(s)    $1.09         3,392
              IVY FUNDS VIP INTERNATIONAL GROWTH
               SUB-ACCOUNT(M)(W):
               2009.....     $1.06       $1.31         6,963
               2008.....     $1.88       $1.06         7,254
               2007.....     $1.59       $1.88         6,782
               2006.....     $1.35       $1.59         8,224
               2005.....     $1.19       $1.35         9,110
               2004.....     $1.07       $1.19        10,317
               2003.....     $1.00(s)    $1.07        10,693
              IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.76       $1.05            --
               2008.....     $1.51       $0.76            --
               2007.....     $1.00(s)    $1.51            --
              IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.86       $1.23            --
               2008.....     $1.38       $0.86            --
               2007.....     $1.00(s)    $1.38            --
              IVY FUNDS VIP SCIENCE AND TECHNOLOGY
               SUB-ACCOUNT(W):
               2009.....     $1.13       $1.58            --
               2008.....     $1.75       $1.13            --
               2007.....     $1.00(s)    $1.75            --
              IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
               2009.....     $0.87       $1.14            --
               2008.....     $1.46       $0.87            --
               2007.....     $1.00(s)    $1.46            --
              IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
               2009.....     $0.96       $1.21            --
               2008.....     $1.34       $0.96            --
               2007.....     $1.00(s)    $1.34            --
              IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
               2009.....     $0.89       $1.10            --
               2008.....     $1.38       $0.89            --
               2007.....     $1.00(s)    $1.38            --
              JANUS ASPEN: BALANCED SUB-ACCOUNT:
               2009.....     $1.08       $1.32            --
               2008.....     $1.32       $1.08            --
               2007.....     $1.00(s)    $1.32            --
              JANUS ASPEN: FORTY SUB-ACCOUNT(L):
               2009.....     $1.01       $1.43            --
               2008.....     $1.85       $1.01            --
               2007.....     $1.00(s)    $1.85            --
              JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
               2009.....     $1.29       $2.25            --
               2008.....     $2.77       $1.29            --
               2007.....     $1.00(s)    $2.77            --
              JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
               2009.....     $0.66       $0.86            --
               2008.....     $0.94       $0.66            --
               2007.....     $1.00(s)    $0.94            --
              MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
               2009.....     $0.77       $1.04            --
               2008.....     $1.25       $0.77
               2007.....     $1.00(s)    $1.25
              MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
               2009.....     $0.58       $0.80            --
               2008.....     $1.24       $0.58            --
               2007.....     $1.00(s)    $1.24            --

2.65% Variable Account Charge Continued




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
               2009.....     $0.69       $1.10         4,692
               2008.....     $1.18       $0.69         5,447
               2007.....     $1.18       $1.18         5,517
               2006.....     $1.08       $1.18         9,677
               2005.....     $1.05       $1.08         9,569
               2004.....     $1.02       $1.05        10,159
               2003.....     $1.00(a)    $1.02         9,218
              MFS VALUE SERIES SUB-ACCOUNT:
               2009.....     $1.02       $1.21            --
               2008.....     $1.55       $1.02
               2007.....     $1.00(s)    $1.55
              NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
               SUB-ACCOUNT:
               2009.....     $0.57       $0.73            --
               2008.....     $0.96       $0.57            --
               2007.....     $1.00(s)    $0.96            --
              OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
               2009.....     $0.69       $0.97            --
               2008.....     $1.31       $0.69            --
               2007.....     $1.00(s)    $1.31            --
              OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
               2009.....     $0.23       $0.29        18,964
               2008.....     $1.12       $0.23         7,168
               2007.....     $1.15       $1.12         6,580
               2006.....     $1.09       $1.15        13,766
               2005.....     $1.09       $1.09        13,821
               2004.....     $1.03       $1.09        13,479
               2003.....     $1.00(a)    $1.03        13,838
              OPPENHEIMER MAIN STREET SMALL CAP(R)/VA
               SUB-ACCOUNT:
               2009.....     $0.55       $0.73            --
               2008.....     $0.90       $0.55            --
               2007.....     $1.00(s)    $0.90            --
              PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
               2009.....     $1.05       $1.42            --
               2008.....     $1.89       $1.05            --
               2007.....     $1.00(s)    $1.89            --
              PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
               2009.....     $0.71       $0.89            --
               2008.....     $1.32       $0.71            --
               2007.....     $1.00(s)    $1.32            --
              PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.74       $0.93            --
               2008.....     $1.23       $0.74            --
               2007.....     $1.00(s)    $1.23            --
              PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
               2009.....     $0.95       $1.15         3,890
               2008.....     $1.74       $0.95         3,963
               2007.....     $1.65       $1.74         3,456
               2006.....     $1.33       $1.65        10,335
               2005.....     $1.22       $1.33        11,698
               2004.....     $1.07       $1.22        13,424
               2003.....     $1.00(a)    $1.07        14,292
              PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
               2009.....     $0.77       $0.99            --
               2008.....     $1.29       $0.77            --
               2007.....     $1.00(s)    $1.29            --
              PUTNAM VT VOYAGER SUB-ACCOUNT:
               2009.....     $0.70       $1.12            --
               2008.....     $1.14       $0.70            --
               2007.....     $1.00(s)    $1.14            --
              MORGAN STANLEY UIF EMERGING MARKETS EQUITY
               SUB-ACCOUNT(AA):
               2009.....     $0.41       $0.67            --
               2008.....     $1.00       $0.41            --
               2007.....     $1.00(s)    $0.97            --




                         UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                         BEGINNING OF  AT END OF  OUTSTANDING AT
                            PERIOD       PERIOD    END OF PERIOD
                         ------------- ---------- ---------------
              VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
               2009.....     $0.54       $0.73          --
               2008.....     $0.95       $0.54          --
               2007.....     $1.00(s)    $0.95          --
              VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
               2009.....     $0.62       $1.00          --
               2008.....     $1.25       $0.62          --
               2007.....     $1.00(s)    $1.25          --
              VAN KAMPEN COMSTOCK SUB-ACCOUNT:
               2009.....     $0.84       $1.05          --
               2008.....     $1.34       $0.84          --
               2007.....     $1.00(s)    $1.34          --
              VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
               2009.....     $0.96       $1.15          --
               2008.....     $1.45       $0.96          --
               2007.....     $1.00(s)    $1.45          --



2.70% Variable Account Charge



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                ADVANTUS BOND SUB-ACCOUNT:
                  2009.       $0.83       $0.94        42,207
                  2008.       $0.99       $0.83         5,060
                  2007.       $0.00       $0.99         5,168
                ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT:
                  2009.       $0.62       $0.83        10,480
                  2008.       $1.01       $0.62         1,665
                  2007.       $0.00(s)    $1.01         1,389
                ADVANTUS INDEX 500 SUB-ACCOUNT:
                  2009.       $0.62       $0.75            --
                  2008.       $1.01       $0.62            --
                  2007.       $1.00       $1.01            --
                ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT:
                  2009.       $1.04       $1.19        10,008
                  2008.       $1.03       $1.04         1,285
                  2007.       $0.00       $1.03         1,453
                ADVANTUS MONEY MARKET SUB-ACCOUNT:
                  2009.       $1.00       $0.97         5,888
                  2008.       $1.00       $1.00           749
                  2007.       $0.00       $1.00           829
                ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT:
                  2009.       $0.84       $0.88         8,853
                  2008.       $0.99       $0.84         1,000
                  2007.       $0.00       $0.99         1,031
                ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT:
                  2009.       $0.58       $0.71         5,522
                  2008.       $0.94       $0.58           406
                  2007.       $0.00       $0.94           391
                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2009...     $0.42       $0.55            --
                  2008...     $1.00       $0.42            --
                  2007...     $1.00(s)    $0.92            --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2009...     $0.62       $0.71            --
                  2008...     $1.00       $0.62            --
                  2007...     $1.00(s)    $0.98            --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2009...     $0.63       $0.82            --
                  2008...     $1.11       $0.63            --
                  2007...     $1.00(s)    $1.11            --
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2009...     $0.66       $0.77        14,125
                  2008...     $0.93       $0.66            --
                  2007...     $1.00(s)    $0.93            --

2.70% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2009...     $1.00        $1.07          21,885
                  2008...     $1.04        $1.00              --
                  2007...     $1.00(s)     $1.04              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2009...     $0.59        $0.78           8,384
                  2008...     $1.07        $0.59           9,234
                  2007...     $0.00        $1.07             787
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2009...     $0.54        $0.69           1,960
                  2008...     $0.97        $0.54           1,597
                  2007...     $0.00        $0.97           1,224
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2009...     $0.71        $1.00          13,488
                  2008...     $0.98        $0.71              --
                  2007...     $1.00(s)     $0.98              --
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2009...     $0.61        $0.83              --
                  2008...     $1.03        $0.61              --
                  2007...     $1.00(s)     $1.03              --
                FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                  2009...     $0.62        $0.79              --
                  2008...     $0.98        $0.62              --
                  2007...     $1.00(s)     $0.98              --
                FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                  2009...     $0.59        $0.74           6,736
                  2008...     $0.91        $0.59              --
                  2007...     $1.00(s)     $0.91              --
                FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                 SUB-ACCOUNT(K):
                  2009...     $0.56        $0.79              --
                  2008...     $1.00        $0.56              --
                  2007...     $1.00(s)     $1.00              --
                MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                  2009...     $0.62        $0.76              --
                  2008...     $1.00        $0.62              --
                  2007...     $1.00(s)     $1.00              --
                TEMPLETON DEVELOPING MARKETS SECURITIES SUB-ACCOUNT:
                  2009...     $0.52        $0.88              --
                  2008...     $1.14        $0.52              --
                  2007...     $1.00(s)     $1.14              --
                IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.58        $0.71              --
                  2008...     $1.00        $0.58              --
                  2007...     $1.00(s)     $0.94              --
                IBBOTSON BALANCED ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.72        $0.83              --
                  2008...     $0.97        $0.72              --
                  2007...     $1.00(s)     $0.97              --
                IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.92        $0.96              --
                  2008...     $1.00        $0.92              --
                  2007...     $1.00(s)     $1.00              --
                IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                  2009...     $0.63        $0.76          78,230
                  2008...     $1.00        $0.63          79,413
                  2007...     $1.00(s)     $0.95          80,614
                IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                 SUB-ACCOUNT:
                  2009...     $0.81        $0.89         135,353
                  2008...     $1.00        $0.81          75,078
                  2007...     $1.00(s)     $0.99              --




                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                INVESCO V.I. BASIC BALANCED SUB-ACCOUNT(Y):
                  2009..     $0.59        $0.77             --
                  2008..     $0.99        $0.59             --
                  2007..     $1.00(s)     $0.99             --
                INVESCO V.I. CAPITAL APPRECIATION SUB-ACCOUNT(P)(Y):
                  2009..     $0.58        $0.68             --
                  2008..     $1.03        $0.58             --
                  2007..     $1.00(s)     $1.03             --
                INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                  2009..     $0.69        $0.86             --
                  2008..     $1.01        $0.69             --
                  2007..     $1.00(s)     $1.01             --
                INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                  2009..     $0.61        $0.72          7,027
                  2008..     $0.92        $0.61             --
                  2007..     $1.00(s)     $0.92             --
                IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                  2009..     $0.87        $1.06             --
                  2008..     $1.21        $0.87             --
                  2007..     $1.00(s)     $1.21             --
                IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                  2009..     $0.80        $0.88             --
                  2008..     $1.04        $0.80             --
                  2007..     $1.00(s)     $1.04             --
                IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                  2009..     $0.67        $0.81             --
                  2008..     $1.05        $0.67             --
                  2007..     $1.00(s)     $1.05             --
                IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                 SUB-ACCOUNT(W):
                  2009..     $0.43        $0.73             --
                  2008..     $1.16        $0.43             --
                  2007..     $1.00(s)     $1.16             --
                IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.69        $0.86         17,461
                  2008..     $1.12        $0.69          1,393
                  2007..     $0.00        $1.12          1,137
                IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                 SUB-ACCOUNT(N)(W)(Z):
                  2009..     $0.59        $0.79         11,747
                  2008..     $1.05        $0.59            903
                  2007..     $0.00        $1.05            699
                IVY FUNDS VIP INTERNATIONAL GROWTH
                 SUB-ACCOUNT(M)(W):
                  2009..     $0.63        $0.77             --
                  2008..     $1.11        $0.63             --
                  2007..     $1.00(s)     $1.11             --
                IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.51        $0.71             --
                  2008..     $1.02        $0.51             --
                  2007..     $1.00(s)     $1.02             --
                IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.65        $0.92             --
                  2008..     $1.04        $0.65             --
                  2007..     $1.00(s)     $1.04             --
                IVY FUNDS VIP SCIENCE AND TECHNOLOGY SUB-ACCOUNT(W):
                  2009..     $0.70        $0.97          5,111
                  2008..     $1.08        $0.70          6,197
                  2007..     $0.00        $1.08            586
                IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                  2009..     $0.62        $0.81             --
                  2008..     $1.05        $0.62             --
                  2007..     $1.00(s)     $1.05             --

2.70% Variable Account Charge Continued



                          UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                          BEGINNING OF  AT END OF  OUTSTANDING AT
                             PERIOD       PERIOD    END OF PERIOD
                          ------------- ---------- ---------------
                IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                  2009.       $0.71       $0.90           829
                  2008.       $0.99       $0.71           713
                  2007.       $0.00       $0.99           640
                IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                  2009.       $0.64       $0.79            --
                  2008.       $0.99       $0.64            --
                  2007.       $1.00(s)    $0.99            --
                JANUS ASPEN: BALANCED SUB-ACCOUNT:
                  2009.       $0.84       $1.03            --
                  2008.       $1.03       $0.84            --
                  2007.       $1.00(s)    $1.03            --
                JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                  2009.       $0.63       $0.90            --
                  2008.       $1.17       $0.63            --
                  2007.       $1.00(s)    $1.17            --
                JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                  2009.       $0.52       $0.91         5,250
                  2008.       $1.12       $0.52           974
                  2007.       $0.00       $1.12           654
                JANUS ASPEN: PERKINS MID CAP VALUE SUB-ACCOUNT(V):
                  2009...     $0.66       $0.86         6,077
                  2008...     $0.94       $0.66            --
                  2007...     $1.00(s)    $0.94            --
                MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                  2009...     $0.64       $0.86        12,941
                  2008...     $1.04       $0.64         1,669
                  2007...     $0.00       $1.04         1,380
                MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                  2009...     $0.48       $0.66            --
                  2008...     $1.02       $0.48            --
                  2007...     $1.00(s)    $1.02            --
                MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                  2009...     $0.57       $0.91            --
                  2008...     $0.97       $0.57            --
                  2007...     $1.00(s)    $0.97            --
                MFS VALUE SERIES SUB-ACCOUNT:
                  2009...     $0.67       $0.80        28,968
                  2008...     $1.03       $0.67         2,293
                  2007...     $0.00       $1.03         1,942
                NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                 SUB-ACCOUNT:
                  2009...     $0.57       $0.72            --
                  2008...     $0.96       $0.57            --
                  2007...     $1.00(s)    $0.96            --
                OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                  2009...     $0.55       $0.77            --
                  2008...     $1.04       $0.55            --
                  2007...     $1.00(s)    $1.04            --
                OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                  2009...     $0.21       $0.25        29,375
                  2008...     $0.99       $0.21        11,354
                  2007...     $0.00       $0.99         2,061



                         UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                         BEGINNING OF   AT END OF   OUTSTANDING AT
                            PERIOD        PERIOD     END OF PERIOD
                         -------------  ----------  ---------------
                OPPENHEIMER MAIN STREET SMALL CAP(R)/VA SUB-ACCOUNT:
                  2009..     $0.55        $0.73             --
                  2008..     $0.90        $0.55             --
                  2007..     $1.00(s)     $0.90             --
                PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                  2009..     $0.58        $0.78             --
                  2008..     $1.04        $0.58             --
                  2007..     $1.00(s)     $1.04             --
                PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                  2009..     $0.51        $0.65             --
                  2008..     $0.95        $0.51             --
                  2007..     $1.00(s)     $0.95             --
                PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.57        $0.72             --
                  2008..     $0.95        $0.57             --
                  2007..     $1.00(s)     $0.95             --
                PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                  2009..     $0.56        $0.68          8,772
                  2008..     $1.02        $0.56          9,587
                  2007..     $0.00        $1.02            771
                PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
                  2009..     $0.62        $0.79             --
                  2008..     $1.03        $0.62             --
                  2007..     $1.00(s)     $1.03             --
                PUTNAM VT VOYAGER SUB-ACCOUNT:
                  2009..     $0.64        $1.03             --
                  2008..     $1.05        $0.64             --
                  2007..     $1.00(s)     $1.05             --
                MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                 SUB-ACCOUNT(AA):
                  2009..     $0.41        $0.67          7,748
                  2008..     $1.00        $0.41             --
                  2007..     $1.00(s)     $0.97             --
                VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT:
                  2009..     $0.54        $0.73             --
                  2008..     $0.94        $0.54             --
                  2007..     $1.00(s)     $0.94             --
                VAN KAMPEN CAPITAL GROWTH SUB-ACCOUNT(R)(T):
                  2009..     $0.53        $0.86             --
                  2008..     $1.08        $0.53             --
                  2007..     $1.00(s)     $1.08             --
                VAN KAMPEN COMSTOCK SUB-ACCOUNT:
                  2009..     $0.60        $0.75             --
                  2008..     $0.96        $0.60             --
                  2007..     $1.00(s)     $0.96             --
                VAN KAMPEN GROWTH AND INCOME SUB-ACCOUNT:
                  2009..     $0.66        $0.80             --
                  2008..     $1.00        $0.66             --
                  2007..     $1.00(s)     $1.00             --

--------
(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Series Fund Value Stock Portfolio.

(k) Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(o) Period from April 28, 2005, commencement of operations, to December 31,
    2005.

(p) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(q) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(r) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

(s) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(t) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

(u) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(v) Janus Aspen Series: Mid Cap Value Portfolio has changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.


(w) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.


(x) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.


(y) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) effective April 30, 2010.


(z) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(aa)Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.90% and 10.00%.

For illustration purposes, an average annual expense equal to 2.40% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.40% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.05% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.90% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                       Impact of Rate of Return on Monthly Income
                                        [CHART]

       Age         0.00% Gross             6.90% Gross             10.00%
    Gross
                   (-2.40% Net)            (4.50% Net)              (7.60%
    Net)
      -----        ------------            -----------
    ------------
       65               $631                   $631
    $631
       68                514                    631
    689
       71                419                    631
    752
       74                341                    631
    821
       77                278                    631
    897
       80                227                    631
    979
       83                185                    631
    1,069
       86                150                    631
    1,167
       89                123                    631
    1,273
       92                100                    631
    1,390
       95                 81                    631
    1,518
       98                 66                    631
    1,657


VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL
Monthly Annuity Income Based on Hypothetical Rate of Return


                                    MONTHLY ANNUITY INCOME BASED ON
                                      HYPOTHETICAL RATE OF RETURN
          -                      -------------------------------------
                                 0.00% GROSS  6.90% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.40% NET) (4.50% NET) (7.60% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $514        $631        $  689
                 7.......... 71      $419        $631        $  752
                 10......... 74      $341        $631        $  821
                 13......... 77      $278        $631        $  897
                 16......... 80      $227        $631        $  979
                 19......... 83      $185        $631        $1,069
                 22......... 86      $150        $631        $1,167
                 25......... 89      $123        $631        $1,273
                 28......... 92      $100        $631        $1,390
                 31......... 95      $ 81        $631        $1,518
                 34......... 98      $ 66        $631        $1,657



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $608.75.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where I = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       J = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       N = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000


EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.


On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.


Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983


EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.


The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.


The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.


EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.


                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000


Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.


If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:


Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.


On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:


Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.


                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:


Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.


On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:


Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.


GAI remains unchanged.


EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.


On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:


Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.


NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:


Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.


Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.


                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828


AFTER THE WITHDRAWAL:


Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.


EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Not applicable
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION


THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: April 30, 2010


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                  FROM THE STATEMENT OF ADDITIONAL INFORMATION:

                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.

Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc., Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2009, 2008 and 2007 were $22,067,205, $25,216,983 and $26,840,979 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that as of December 31, 2009, we are aware received Additional Payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Questar Capital Corp.
5701 Golden Hills Drive
Minneapolis, MN 55416



Investors Capital Corp.
230 Broadway East
Lynnfield, MA  01940



NEXT Financial Group, Inc.
2500 Wilcrest, Suite 620
Houston, TX  77042


Capital Financial Group
11140 Rockville Pike
4th Floor
Rockville, MD 20852


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company") and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.



The audit report covering the December 31, 2009 consolidated financial statements and supplementary schedules of the Company refers to a change in the method of accounting for other-than-temporary impairments of fixed maturity investment securities.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

       REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2009 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2009, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Minneapolis, Minnesota
April 9, 2010

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2009

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                              ADVANTUS     ADVANTUS    ADVANTUS      ADVANTUS  ADVANTUS
                                      ADVANTUS    ADVANTUS      INDEX      MORTGAGE  INTERNATIONAL  INDEX 400 REAL ESTATE
                                        BOND       MONEY        500       SECURITIES     BOND        MID-CAP  SECURITIES
                                      CLASS 2      MARKET     CLASS 2      CLASS 2      CLASS 2      CLASS 2    CLASS 2
                                    ------------ ---------- ----------- ------------ ------------- ---------- -----------
               ASSETS
Investments in shares of Advantus
   Series Fund, Inc.:
   Bond Portfolio Class 2,
      118,315,635 shares at
      net asset value of $1.58
      per share (cost $172,577,844) $186,789,744         --          --           --           --          --          --
   Money Market Portfolio,
      59,615,187 shares at net
      asset value of $1.00 per
      share (cost $59,613,220)                -- 59,613,220          --           --           --          --          --
   Index 500 Portfolio Class 2,
      34,426,433 shares at net
      asset value of $3.82 per
      share (cost $116,589,440)               --         -- 131,119,885           --           --          --          --
   Mortgage Securities Portfolio
      Class 2, 47,164,339 shares at
      net asset value of $1.48 per
      share (cost $65,167,070)                --         --          --   69,742,427           --          --          --
   International Bond Portfolio
      Class 2, 35,161,446 shares at
      net asset value of $1.85 per
      share (cost $48,865,776)                --         --          --           --   64,983,064          --          --
   Index 400 Mid-Cap Portfolio
      Class 2, 33,547,155 shares at
      net asset value of $1.72 per
      share (cost $55,282,248)                --         --          --           --           --  57,474,529          --
   Real Estate Securities Portfolio
      Class 2, 25,496,560 shares at
      net asset value of $1.92 per
      share (cost $52,181,272)                --         --          --           --           --          --  48,836,927
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
                                     186,789,744 59,613,220 131,119,885   69,742,427   64,983,064  57,474,529  48,836,927
Receivable from Minnesota Life for
   contract purchase payments              1,148         --          --           --           --      40,088          --
Receivable for investments sold               --      4,885       9,036       11,489          381          --       5,431
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total assets                186,790,892 59,618,105 131,128,921   69,753,916   64,983,445  57,514,617  48,842,358
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges              --      5,117       9,165       11,702          594          --       5,687
Payable for investments purchased          2,060         --          --           --           --      40,391          --
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total liabilities                 2,060      5,117       9,165       11,702          594      40,391       5,687
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Net assets applicable to
            Contract owners         $186,788,832 59,612,988 131,119,756   69,742,214   64,982,851  57,474,226  48,836,671
                                    ============ ========== ===========   ==========   ==========  ==========  ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     185,630,390 59,239,860  82,437,629   68,595,311   64,693,966  57,190,143  48,394,525
Contracts in annuity payment period
   (note 2)                            1,158,442    373,128  48,682,127    1,146,903      288,885     284,083     442,146
                                    ------------ ---------- -----------   ----------   ----------  ----------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $186,788,832 59,612,988 131,119,756   69,742,214   64,982,851  57,474,226  48,836,671
                                    ============ ========== ===========   ==========   ==========  ==========  ==========

See accompanying notes to financial statements.

                                                               SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------
                                                                                    ALLIANCE     AMERICAN
                                      AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.   BERNSTEIN    CENTURY    AMERICAN
                                       BASIC     CAPITAL       CORE     SMALL CAP INTERNATIONAL   INCOME     CENTURY
                                      BALANCED APPRECIATION   EQUITY      EQUITY      VALUE     AND GROWTH    ULTRA
                                    ---------- ------------ ----------- --------- ------------- ---------- ----------
               ASSETS
Investments in shares of the AIM
   Variable Insurance Funds:
   Balanced Fund, 149,759 shares at
      net asset value of $8.66 per
      share (cost $1,677,332)       $1,296,917          --          --         --          --           --         --
   Capital Appreciation Fund,
      265,152 shares at net asset
      value of $20.00 per share
      (cost $6,560,908)                     --   5,303,032          --         --          --           --         --
   Core Equity Fund, 21,628 shares
      at net asset value of $24.75
      per share (cost $547,267)             --          --     535,284         --          --           --         --
   Small Cap Equity Fund, 483,073
      shares at net asset value
      of $12.69 per share
      (cost $5,531,733)                     --          --          --  6,130,197          --           --         --
Investments in shares of the
   Alliance Bernstein Funds:
   Alliance Bernstein International
      Value, 43,326 shares at net
      asset value of $14.54 per
      share (cost $699,251)                 --          --          --         --     629,964           --         --
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Income and Growth, 491,850
      shares at net asset value of
      $5.38 per share
      (cost $3,574,260)                     --          --          --         --          --    2,646,155         --
   Ultra Fund, 4,774,795 shares at
      net asset value of $8.04 per
      share (cost $45,113,334)              --          --          --         --          --           -- 38,389,350
                                    ----------   ---------     -------  ---------     -------    --------- ----------
                                     1,296,917   5,303,032     535,284  6,130,197     629,964    2,646,155 38,389,350
Receivable from Minnesota Life for
   contract purchase payments               --          --          --      3,124          --           --         --
Receivable for investments sold             60         460          21         --          30          105      5,838
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total assets                1,296,977   5,303,492     535,305  6,133,321     629,994    2,646,260 38,395,188
                                    ----------   ---------     -------  ---------     -------    --------- ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges            68         487          22         --          40          121      6,093
Payable for investments purchased           --          --          --      3,171          --           --         --
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total liabilities                  68         487          22      3,171          40          121      6,093
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Net assets applicable to
            Contract owners         $1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,389,095
                                    ==========   =========     =======  =========     =======    ========= ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,132,083
Contracts in annuity payment period
   (note 2)                                 --          --          --         --          --           --    257,012
                                    ----------   ---------     -------  ---------     -------    --------- ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $1,296,909   5,303,005     535,283  6,130,150     629,954    2,646,139 38,389,095
                                    ==========   =========     =======  =========     =======    ========= ==========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------
                                                  AMERICAN    CREDIT SUISSE
                                      AMERICAN    CENTURY         TRUST                   FIDELITY VIP               FIDELITY
                                      CENTURY   VP INFLATION  INTERNATIONAL  FIDELITY VIP    EQUITY-   FIDELITY VIP    HIGH
                                       VALUE     PROTECTION  EQUITY FLEX III  CONTRAFUND     INCOME      MID-CAP      INCOME
                                    ----------- ------------ --------------- ------------ ------------ ------------ ----------
               ASSETS
Investments in shares of the
   American Century Variable
   Portfolios, Inc.:
   Value Fund, 5,679,153 shares at
      net asset value of $5.29 per
      share (cost $39,964,765)      $30,042,720           --           --             --           --           --          --
   VP Inflation Protection,
      1,014,699 shares at net asset
      value of $10.73 per share
      (cost $10,593,098)                     --   10,887,719           --             --           --           --          --
Investments in shares of the Credit
   Suisse Trust:
   International Equity Flex III,
      165,960 shares at net asset
      value of $5.86 per share
      (cost $1,238,965)                      --           --      972,528             --           --           --          --
Investments in shares of the
   Fidelity Variable Insurance
   Products Fund:
   Contrafund Portfolio, 2,342,539
      shares at net asset value
      of $20.29 per share
      (cost $64,920,518)                     --           --           --     47,530,107           --           --          --
   Equity Income Portfolio,
      5,852,171 shares at net asset
      value of $16.57 per share
      (cost $131,023,650)                    --           --           --             --   96,970,480           --          --
   Mid-Cap Portfolio, 1,642,299
      shares at net asset value of
      $25.10 per share
      (cost $48,954,065)                     --           --           --             --           --   41,221,707          --
   High Income Portfolio, 2,010,690
      shares at net asset value
      of $5.18 per share
      (cost $9,797,015)                      --           --           --             --           --           --  10,415,375
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
                                     30,042,720   10,887,719      972,528     47,530,107   96,970,480   41,221,707  10,415,375
Receivable from Minnesota Life for
   contract purchase payments             2,202        4,343           --             --           --           --       4,470
Receivable for investments sold              --           --          532         23,024       24,150        6,009          --
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total assets                30,044,922   10,892,062      973,060     47,553,131   96,994,630   41,227,716  10,419,845
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             --           --          532         23,212       24,676        6,151          --
Payable for investments purchased         2,371        4,437           --             --           --           --       4,549
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total liabilities                2,371        4,437          532         23,212       24,676        6,151       4,549
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Net assets applicable to
            Contract owners         $30,042,551   10,887,625      972,528     47,529,919   96,969,954   41,221,565  10,415,296
                                    ===========   ==========      =======     ==========   ==========   ==========  ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     30,042,551   10,887,625      971,723     47,338,777   96,451,599   40,844,613  10,415,296
Contracts in annuity payment period
   (note 2)                                  --           --          805        191,142      518,355      376,952          --
                                    -----------   ----------      -------     ----------   ----------   ----------  ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $30,042,551   10,887,625      972,528     47,529,919   96,969,954   41,221,565  10,415,296
                                    ===========   ==========      =======     ==========   ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------
                                     FRANKLIN                              TEMPLETON
                                    LARGE CAP     FRANKLIN                 DEVELOPING   TEMPLETON   FRANKLIN  IBBOTSON
                                      GROWTH   MUTUAL SHARES   FRANKLIN     MARKETS   GLOBAL ASSET SMALL CAP AGGRESSIVE
                                    SECURITIES   SECURITIES  SMALL MID CAP SECURITIES  ALLOCATION    VALUE     GROWTH
                                    ---------- ------------- ------------- ---------- ------------ --------- ----------
               ASSETS
Investments in shares of the
   Franklin Templeton Variable
   Insurance Products Fund:
   Large Cap Growth Securities
      Fund, 223,697 shares at net
      asset value of $13.43 per
      share (cost $3,236,037)       $3,004,251           --            --          --          --         --          --
   Mutual Shares Securities Fund,
      684,369 shares at net asset
      value of $14.58 per share
      (cost $12,718,218)                    --    9,978,102            --          --          --         --          --
   Small Mid Cap Fund, 609,143
      shares at net asset value of
      $16.87 per share
      (cost $11,593,118)                    --           --    10,276,246          --          --         --          --
   Developing Mkts Securities Fund,
      3,578,356 shares at net asset
      value of $9.78 per share
      (cost $38,890,104)                    --           --            --  34,996,317          --         --          --
   Global Asset Allocation Fund,
      803,667 shares at net asset
      value of $9.16 per share
      (cost $8,976,458)                     --           --            --          --   7,361,592         --          --
   Small Cap Value Fund, 390,820
      shares at net asset value of
      $12.77 per share
      (cost $4,576,517)                     --           --            --          --          --  4,990,774          --
Investments in shares of the
   Ibbotson Funds:
   Aggressive Growth Fund, 203,416
      shares at net asset value
      of $8.06 per share
      (cost $1,279,837)                     --           --            --          --          --         --   1,639,535
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
                                     3,004,251    9,978,102    10,276,246  34,996,317   7,361,592  4,990,774   1,639,535
Receivable from Minnesota Life for
   contract purchase payments               --          914            --          --      66,335      1,610          --
Receivable for investments sold            125           --         2,531      41,558          --         --          80
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total assets                3,004,376    9,979,016    10,278,777  35,037,875   7,427,927  4,992,384   1,639,615
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges           146           --         2,561      41,716          --         --         106
Payable for investments purchased           --          966            --          --      66,335      1,650          --
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total liabilities                 146          966         2,561      41,716      66,335      1,650         106
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Net assets applicable to
            Contract owners         $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592  4,990,734   1,639,509
                                    ==========    =========    ==========  ==========   =========  =========   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     3,004,230    9,978,050    10,228,856  34,636,729   7,323,790  4,990,734   1,639,509
Contracts in annuity payment period
   (note 2)                                 --           --        47,360     359,430      37,802         --          --
                                    ----------    ---------    ----------  ----------   ---------  ---------   ---------
         Total Contract Owners'
            Equity (notes 6 and 7)  $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592  4,990,734   1,639,509
                                    ==========    =========    ==========  ==========   =========  =========   =========

See accompanying notes to financial statements.

                                                                SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------
                                                                         IBBOTSON     JANUS       JANUS    JANUS ASPEN
                                      IBBOTSON    IBBOTSON    IBBOTSON    INCOME      ASPEN       ASPEN   INTERNATIONAL
                                      BALANCED  CONSERVATIVE   GROWTH   AND GROWTH  BALANCED      FORTY      GROWTH
                                    ----------- ------------ ---------- ---------- ----------- ---------- -------------
               ASSETS
Investments in shares of the
   Ibbotson Funds:
   Balanced Fund, 3,680,949 shares
      at net asset value of $9.17
      per share (cost $30,519,741)  $33,754,305          --          --         --          --         --           --
   Conservative Fund, 682,546
      shares at net asset value
      of $10.54 per share
      (cost $6,738,772)                      --   7,194,041          --         --          --         --           --
   Growth Fund, 2,933,556 shares at
      net asset value of $8.53 per
      share (cost $22,483,331).              --          --  25,023,234         --          --         --           --
   Income and Growth Fund,
      1,552,977 shares at net asset
      value of $9.82 per share
      (cost $14,429,382)                     --          --          -- 15,250,237          --         --           --
Investments in shares of the Janus
      Aspen Series:
   Balanced Portfolio, 397,692
      shares at net asset value of
      $27.93 per share
      (cost $11,136,085)                     --          --          --         --  11,107,533         --           --
   Forty Portfolio, 958,325 shares
      at net asset value of $33.17
      per share (cost $29,522,178).          --          --          --         --          -- 31,787,648           --
   International Growth Portfolio,
      1,923,761 shares at net asset
      value of $45.08 per share
      (cost $83,315,926)                     --          --          --         --          --         --   86,723,148
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
                                     33,754,305   7,194,041  25,023,234 15,250,237  11,107,533 31,787,648   86,723,148
Receivable from Minnesota Life for
   contract purchase payments                --          --     104,891         --          --         --           --
Receivable for investments sold           1,520         424          --        671         438      7,287        3,302
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total assets                33,755,825   7,194,465  25,128,125 15,250,908  11,107,971 31,794,935   86,726,450
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges          1,748         507          --        825         489      7,407        3,724
Payable for investments purchased            --          --     105,113         --          --         --           --
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total liabilities                1,748         507     105,113        825         489      7,407        3,724
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Net assets applicable to
            Contract owners         $33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,787,528   86,722,726
                                    ===========   =========  ========== ==========  ========== ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,590,411   86,459,215
Contracts in annuity payment period
   (note 2)                                  --          --          --         --          --    197,117      263,511
                                    -----------   ---------  ---------- ----------  ---------- ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $33,754,077   7,193,958  25,023,012 15,250,083  11,107,482 31,787,528   86,722,726
                                    ===========   =========  ========== ==========  ========== ==========   ==========

See accompanying notes to financial statements.

                                                            SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------
                                                                                          NEUBERGER
                                    JANUS ASPEN     MFS        MFS      MFS                  AMT      OPPENHEIMER
                                      MID CAP    INVESTORS   MID CAP    NEW       MFS      SOCIALLY     CAPITAL
                                       VALUE    GROWTH STOCK GROWTH  DISCOVERY   VALUE    RESPONSIVE APPRECIATION
                                    ----------- ------------ ------- --------- ---------- ---------- ------------
               ASSETS
Investments in shares of the Janus
   Aspen Series:
   Mid Cap Value Portfolio, 303,472
      shares at net asset value of
      $13.71 per share
      (cost $3,666,089)              $4,160,595          --       --        --         --        --          --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      2,025,319 shares at net asset
      value of $9.62 per share
      (cost $19,690,962)                     --  19,483,568       --        --         --        --          --
   Mid Cap Growth Series, 129,171
      shares at net asset value of
      $4.52 per share
      (cost $766,155)                        --          --  583,853        --         --        --          --
   New Discovery Series, 645,155
      shares at net asset value of
      $13.05 per share
      (cost $8,611,552)                      --          --       -- 8,419,270         --        --          --
   Value Fund, 4,261,700 shares at
      net asset value of $11.68 per
      share (cost $52,491,063)               --          --       --        -- 49,776,651        --          --
Investments in shares of the
   Neuberger AMT Funds:
   Socially Responsive Fund, 15,929
      shares at net asset value of
      $12.14 per share
      (cost $182,800)                        --          --       --        --         --   193,382          --
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   Capital Appreciation Fund,
      84,135 shares at net asset
      value of $36.64 per share
      (cost $3,221,886)                      --          --       --        --         --        --   3,082,702
                                     ----------  ----------  ------- --------- ----------   -------   ---------
                                      4,160,595  19,483,568  583,853 8,419,270 49,776,651   193,382   3,082,702
Receivable from Minnesota Life for
   contract purchase payments             1,778       3,486       --        --     14,319        --          --
Receivable for investments sold              --          --      242       838         --         9       4,500
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total assets                 4,162,373  19,487,054  584,095 8,420,108 49,790,970   193,391   3,087,202
                                     ----------  ----------  ------- --------- ----------   -------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             --          --      246       893         --        12       4,517
Payable for investments purchased         1,812       3,617       --        --     14,654        --          --
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total liabilities                1,812       3,617      246       893     14,654        12       4,517
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Net assets applicable to
            Contract owners          $4,160,561  19,483,437  583,849 8,419,215 49,776,316   193,379   3,082,685
                                     ==========  ==========  ======= ========= ==========   =======   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      4,160,561  19,483,437  583,849 8,326,967 49,751,630   193,379   3,082,685
Contracts in annuity payment period
   (note 2)                                  --          --       --    92,248     24,686        --          --
                                     ----------  ----------  ------- --------- ----------   -------   ---------
         Total Contract Owners'
           Equity (notes 6 and 7)    $4,160,561  19,483,437  583,849 8,419,215 49,776,316   193,379   3,082,685
                                     ==========  ==========  ======= ========= ==========   =======   =========

See accompanying notes to financial statements.

                                                                  SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                OPPENHEIMER  OPPENHEIMER  PUTNAM VT    PUTNAM VT     PUTNAM VT   PUTNAM VT
                                    OPPENHEIMER MAIN STREET INTERNATIONAL GROWTH AND INTERNATIONAL      NEW       EQUITY
                                    HIGH INCOME  SMALL CAP     GROWTH       INCOME      EQUITY     OPPORTUNITIES  INCOME
                                    ----------- ----------- ------------- ---------- ------------- ------------- ---------
               ASSETS
Investments in shares of the
   Oppenheimer Variable Account
   Funds:
   High Income Fund, 10,172,193
      shares at net asset value
      of $1.99 per share
      (cost $36,205,941)            $20,242,664        --            --           --           --           --          --
   Main Street Small Cap Fund,
      18,197 shares at net asset
      value of $14.28 per share
      (cost $226,272)                        --   259,855            --           --           --           --          --
Investments in shares of the
   OppenheimerFunds, Inc.:
   International Growth, 2,856,716
      shares at net asset value
      of $1.71 per share
      (cost $4,902,216)                      --        --     4,884,984           --           --           --          --
Investments in shares of the Putnam
   Variable Trust:
   Growth and Income Fund, 81,755
      shares at net asset value
      of $14.40 per share
      (cost $1,464,213)                      --        --            --    1,177,273           --           --          --
   International Equity Fund,
      619,666 shares at net asset
      value of $11.08 per share
      (cost $9,278,627)                      --        --            --           --    6,865,900           --          --
   New Opportunities Fund, 18,002
      shares at net asset value
      of $17.08 per share
      (cost $316,573)                        --        --            --           --           --      307,467          --
   Equity Income Fund, 151,124
      shares at net asset value
      of $12.16 per share
      (cost $2,720,603)                      --        --            --           --           --           --   1,837,664
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
                                     20,242,664   259,855     4,884,984    1,177,273    6,865,900      307,467   1,837,664
Receivable from Minnesota Life for
   contract purchase payments                --        --            --           19           --           --          --
Receivable for investments sold           2,820        11           200           --          474           13          78
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total assets                20,245,484   259,866     4,885,184    1,177,292    6,866,374      307,480   1,837,742
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges          2,937        13           234           --          519           14          92
Payable for investments purchased            --        --            --           22           --           --          --
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total liabilities                2,937        13           234           22          519           14          92
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Net assets applicable to
            Contract owners         $20,242,547   259,853     4,884,950    1,177,270    6,865,855      307,466   1,837,650
                                    ===========   =======     =========    =========    =========      =======   =========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     20,186,405   259,853     4,884,950    1,177,270    6,865,646      307,466   1,837,650
Contracts in annuity payment period
   (note 2)                              56,142        --            --           --          209           --          --
                                    -----------   -------     ---------    ---------    ---------      -------   ---------
         Total Contract Owners'
            Equity (notes 6 and 7)  $20,242,547   259,853     4,884,950    1,177,270    6,865,855      307,466   1,837,650
                                    ===========   =======     =========    =========    =========      =======   =========

See accompanying notes to financial statements.

                                                                 SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------
                                                                                 VAN KAMPEN  VAN KAMPEN
                                                          VAN KAMPEN VAN KAMPEN UIF EMERGING   UIF US
                                     PUTNAM VT VAN KAMPEN  EMERGING  GROWTH AND    MARKETS    MID CAP   IVY FUNDS VIP
                                      VOYAGER   COMSTOCK    GROWTH     INCOME      EQUITY      VALUE       BALANCED
                                    ---------- ---------- ---------- ---------- ------------ ---------- -------------
               ASSETS
Investments in shares of the Putnam
   Variable Trust:
   Voyager Fund, 33,134 shares at
      net asset value
      of $32.40 per share
      (cost $938,665)               $1,073,556         --         --         --          --           --           --
Investments in shares of the Van
   Kampen Funds:
   Comstock Fund, 464,972 shares at
      net asset value of $10.10 per
      share (cost $5,773,505)               --  4,696,216         --         --          --           --           --
   Emerging Growth Fund, 11,562
      shares at net asset value of
      $28.01 per share
      (cost $247,243)                       --         --    323,850         --          --           --           --
   Growth and Income Fund, 203,420
      shares at net asset value
      of $16.39 per share
      (cost $3,650,787)                     --         --         --  3,334,051          --           --           --
   UIF Emerging Markets Equity
      Fund, 255,468 shares at net
      asset value of $12.98 per
      share (cost $2,823,866)               --         --         --         --   3,315,977           --           --
   UIF US Mid Cap Value Fund, 4,870
      shares at net asset value of
      $10.50 per share
      (cost $41,216)                        --         --         --         --          --       51,136           --
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Balanced Portfolio, 11,590,707
      shares at net asset value
      of $8.48 per share
      (cost $93,563,515)                    --         --         --         --          --           --   98,268,333
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
                                     1,073,556  4,696,216    323,850  3,334,051   3,315,977       51,136   98,268,333
Receivable from Minnesota Life for
   contract purchase payments               --         --         --         --       1,176           --           --
Receivable for investments sold             47        194         15        128          --            3       27,373
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total assets                1,073,603  4,696,410    323,865  3,334,179   3,317,153       51,139   98,295,706
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges            51        229         18        146          --            4       27,481
Payable for investments purchased           --         --         --         --       1,202           --           --
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total liabilities                  51        229         18        146       1,202            4       27,481
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Net assets applicable to
            Contract owners         $1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   98,268,225
                                    ==========  =========    =======  =========   =========       ======   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period     1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   95,285,287
Contracts in annuity payment period
   (note 2)                                 --         --         --         --          --           --    2,982,938
                                    ----------  ---------    -------  ---------   ---------       ------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)  $1,073,552  4,696,181    323,847  3,334,033   3,315,951       51,135   98,268,225
                                    ==========  =========    =======  =========   =========       ======   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP   IVY FUNDS
                                    IVY FUNDS VIP INTERNATIONAL   SMALL CAP   IVY FUNDS VIP   MICRO-CAP     SMALL CAP        VIP
                                        GROWTH        VALUE        GROWTH         VALUE        GROWTH         VALUE      CORE EQUITY
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Growth Portfolio, 17,112,169
      shares at net asset value of
      $9.28 per share
      (cost $162,205,412)            $158,768,417           --            --            --            --            --           --
   International Value Portfolio,
      11,426,872 shares at net
      asset value of $15.38 per
      share (cost $211,905,495)                --  175,752,149            --            --            --            --           --
   Small Cap Growth Portfolio,
      6,453,157 shares at net asset
      value of $8.17 per share
      (cost $63,840,064)                       --           --    52,739,067            --            --            --           --
   Value Portfolio, 13,260,070
      shares at net asset value of
      $5.14 per share
      (cost $79,864,303)                       --           --            --    68,217,755            --            --           --
   Micro-Cap Growth Portfolio,
      835,619 shares at net asset
      value of $15.70 per share
      (cost $14,005,287)                       --           --            --            --    13,119,390            --           --
   Small Cap Value Portfolio,
      4,520,631 shares at net asset
      value of $13.28 per share
      (cost $66,769,720)                       --           --            --            --            --    60,056,583           --
   Core Equity Portfolio, 1,849,307
      shares at net asset value
      of $9.95 per share
      (cost $21,336,957)                       --           --            --            --            --            --   18,403,937
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
                                      158,768,417  175,752,149    52,739,067    68,217,755    13,119,390    60,056,583   18,403,937
Receivable from Minnesota Life for
   contract purchase payments                  --           --            --            --            --            --        3,166
Receivable for investments sold            13,131       16,084        13,647        12,740         5,627         3,567           --
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total assets                 158,781,548  175,768,233    52,752,714    68,230,495    13,125,017    60,060,150   18,407,103
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges           13,692       16,765        13,847        12,921         5,704         3,829           --
Payable for investments purchased              --           --            --            --            --            --        3,278
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total liabilities                 13,692       16,765        13,847        12,921         5,704         3,829        3,278
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Net assets applicable to
            Contract owners          $158,767,856  175,751,468    52,738,867    68,217,574    13,119,313    60,056,321   18,403,825
                                     ============  ===========    ==========    ==========    ==========    ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      157,580,388  174,532,592    52,160,323    67,729,045    13,064,630    59,674,083   18,251,726
Contracts in annuity payment period
   (note 2)                             1,187,468    1,218,876       578,544       488,529        54,683       382,238      152,099
                                     ------------  -----------    ----------    ----------    ----------    ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $158,767,856  175,751,468    52,738,867    68,217,574    13,119,313    60,056,321   18,403,825
                                     ============  ===========    ==========    ==========    ==========    ==========   ==========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                                                                                         IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP      VIP
                                        ASSET     INTERNATIONAL   SCIENCE &   IVY FUNDS VIP   DIVIDEND         HIGH         MONEY
                                       STRATEGY       GROWTH     TECHNOLOGY        BOND        INCOME         INCOME       MARKET
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Asset Strategy Portfolio,
      14,371,138 shares at net
      asset value of $9.23 per
      share (cost $141,921,710)      $132,578,055           --            --           --           --           --           --
   International Growth Portfolio,
      2,802,476 shares at net asset
      value of $7.49 per share
      (cost $23,294,893)                       --   20,994,468            --           --           --           --           --
   Science & Technology Portfolio,
      2,258,782 shares at net asset
      value of $15.30 per share
      (cost $36,398,025)                       --           --    34,551,229           --           --           --           --
   Bond Portfolio, 6,642,202 shares
      at net asset value of $5.50
      per share (cost $35,440,256)             --           --            --   36,529,452           --           --           --
   Dividend Income Portfolio,
      2,300,039 shares at net asset
      value of $5.96 per share
      (cost $15,338,874)                       --           --            --           --   13,716,050           --           --
   High Income Portfolio,
      10,821,320 shares at net
      asset value of $3.30 per
      share (cost $34,739,291)                 --           --            --           --           --   35,707,111           --
   Money Market Portfolio,
      10,522,753 shares at net
      asset value of $1.00 per
      share (cost $10,522,751)                 --           --            --           --           --           --   10,522,753
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
                                      132,578,055   20,994,468    34,551,229   36,529,452   13,716,050   35,707,111   10,522,753
Receivable from Minnesota Life for
   contract purchase payments              27,225           --            --           --           --        1,628           --
Receivable for investments sold                --          871         5,641        1,804          568           --        1,616
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total assets                 132,605,280   20,995,339    34,556,870   36,531,256   13,716,618   35,708,739   10,524,369
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges               --        1,054         5,956        1,964          669           --        1,653
Payable for investments purchased          28,170           --            --           --           --        1,834           --
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total liabilities                 28,170        1,054         5,956        1,964          669        1,834        1,653
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Net assets applicable to
            Contract owners          $132,577,110   20,994,285    34,550,914   36,529,292   13,715,949   35,706,905   10,522,716
                                     ============   ==========    ==========   ==========   ==========   ==========   ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      131,782,830   20,901,985    34,483,169   36,529,292   13,715,949   35,706,905   10,522,716
Contracts in annuity payment period
   (note 2)                               794,280       92,300        67,745           --           --           --           --
                                     ------------   ----------    ----------   ----------   ----------   ----------   ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $132,577,110   20,994,285    34,550,914   36,529,292   13,715,949   35,706,905   10,522,716
                                     ============   ==========    ==========   ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                                                IVY FUNDS VIP                                             IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP    GLOBAL     IVY FUNDS VIP               IVY FUNDS VIP     VIP
                                       MORTGAGE    REAL ESTATE     NATURAL        MID CAP   IVY FUNDS VIP   PATHFINDER   PATHFINDER
                                      SECURITIES    SECURITIES    RESOURCES       GROWTH      ENERGY       AGGRESSIVE   CONSERVATIVE
                                    ------------- ------------- ------------- ------------- ------------- ------------- ------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Mortgage Securities Portfolio,
      2,999,360 shares at net asset
      value of $4.49 per share
      (cost $14,706,209)             $13,479,423            --            --            --           --            --            --
   Real Estate Securities
      Portfolio, 2,053,193 shares
      at net asset value of $5.14
      per share (cost $13,519,200)            --    10,548,894            --            --           --            --            --
   Global Natural Resources
      Portfolio, 6,910,329 shares
      at net asset value of $5.75
      per share (cost $45,486,142)            --            --    39,719,879            --           --            --            --
   Mid Cap Growth Portfolio,
      2,025,920 shares at net asset
      value of $6.61 per share
      (cost $12,671,823)                      --            --            --    13,387,279           --            --            --
   Energy Portfolio, 1,456,693
      shares at net asset value of
      $5.26 per share
      (cost $7,806,437)                       --            --            --            --    7,660,459            --            --
   Pathfinder Aggressive, 977,634
      shares at net asset value of
      $4.63 per share
      (cost $4,210,592)                       --            --            --            --           --     4,525,859            --
   Pathfinder Conservative,
      3,580,780 shares at net asset
      value of $5.02 per share
      (cost $15,925,659)                      --            --            --            --           --            --    17,974,442
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
                                      13,479,423    10,548,894    39,719,879    13,387,279    7,660,459     4,525,859    17,974,442
Receivable from Minnesota Life for
   contract purchase payments                 --            --           155           781        1,026            --            --
Receivable for investments sold              619           450            --            --           --           195           639
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total assets                 13,480,042    10,549,344    39,720,034    13,388,060    7,661,485     4,526,054    17,975,081
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges             661           550            --            --           --           234           657
Payable for investments purchased             --            --           525           874        1,072            --            --
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total liabilities                   661           550           525           874        1,072           234           657
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Net assets applicable to
            Contract owners          $13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
                                     ===========    ==========    ==========    ==========    =========     =========    ==========
      CONTRACT OWNERS' EQUITY
Contracts in accumulation period      13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
Contracts in annuity payment period
   (note 2)                                   --            --            --            --           --            --            --
                                     -----------    ----------    ----------    ----------    ---------     ---------    ----------
         Total Contract Owners'
            Equity (notes 6 and 7)   $13,479,381    10,548,794    39,719,509    13,387,186    7,660,413     4,525,820    17,974,424
                                     ===========    ==========    ==========    ==========    =========     =========    ==========

See accompanying notes to financial statements.

                                                     SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP
                                    IVY FUNDS VIP   PATHFINDER   PATHFINDER
                                      PATHFINDER    MODERATELY   MODERATELY
                                       MODERATE     AGGRESSIVE  CONSERVATIVE      TOTAL
                                    ------------- ------------- ------------- -------------
               ASSETS
Investments in shares of the Ivy
   Funds VIP Target Funds, Inc.:
   Pathfinder Moderate, 18,694,745
      shares at net asset value of
      $4.76 per share
      (cost $79,728,829)             $89,041,201            --            --
   Pathfinder Moderately
      Aggressive, 20,919,635 shares
      at net asset value of $4.80
      per share (cost $89,144,576)            --   100,508,388            --
   Pathfinder Moderately
      Conservative, 5,954,087
      shares at net asset value of
      $4.94 per share
      (cost $25,878,189)                      --            --    29,420,932
                                     -----------   -----------    ----------  -------------
                                      89,041,201   100,508,388    29,420,932  2,584,880,413
Receivable from Minnesota Life for
   contract purchase payments            161,932       159,113            --        604,929
Receivable for investments sold               --            --         1,201        264,732
                                     -----------   -----------    ----------  -------------
         Total assets                 89,203,133   100,667,501    29,422,133  2,585,750,074
                                     -----------   -----------    ----------  -------------
           LIABILITIES
Payable to Minnesota Life for
   contract terminations,
   withdrawal payments and
   mortality and expense charges              --            --         1,238        271,696
Payable for investments purchased        162,064       159,221            --        609,388
                                     -----------   -----------    ----------  -------------
         Total liabilities               162,064       159,221         1,238        881,084
                                     -----------   -----------    ----------  -------------
         Net assets applicable to
            Contract owners          $89,041,069   100,508,280    29,420,895  2,584,868,990
                                     ===========   ===========    ==========  =============
      CONTRACT OWNERS' EQUITY                 --
Contracts in accumulation period      89,041,069   100,508,280    29,420,895  2,522,070,805
Contracts in annuity payment period
   (note 2)                                   --            --            --     62,798,185
                                     -----------   -----------    ----------  -------------
         Total Contract Owners'
            Equity (notes 6 and 7)   $89,041,069   100,508,280    29,420,895  2,584,868,990
                                     ===========   ===========    ==========  =============

See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2009

                                                                      SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------------------------------------------------------
                                                                  ADVANTUS     ADVANTUS     ADVANTUS       ADVANTUS    ADVANTUS
                                       ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400  REAL ESTATE
                                         BOND          MONEY        500       SECURITIES      BOND         MID-CAP    SECURITIES
                                       CLASS 2        MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                     ------------  -----------   ----------  -----------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $         --      215,806           --           --           --            --          --
   Mortality, expense charges and
      administrative charges
      (note 3)                         (2,306,067)    (974,277)  (1,261,789)    (935,393)    (770,663)     (647,575)   (545,813)
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
      Investment income (loss) - net   (2,306,067)    (758,471)  (1,261,789)    (935,393)    (770,663)     (647,575)   (545,813)
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --           --           --           --           --            --          --
                                     ------------  -----------   ----------  -----------    ---------    ----------  ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              22,440,490   44,202,032   18,535,115   15,851,500    8,928,743     6,117,045   7,668,229
      Cost of investments sold        (21,096,762) (44,202,032) (18,218,954) (14,423,597)  (6,691,992)   (6,198,108) (9,073,071)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
                                        1,343,728           --      316,161    1,427,903    2,236,751       (81,063) (1,404,842)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net realized gains (losses)
         on investments                 1,343,728           --      316,161    1,427,903    2,236,751       (81,063) (1,404,842)
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   23,123,724           --   27,221,071    3,936,094    7,052,791    15,747,052  11,645,824
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net gains (losses) on
         investments                   24,467,452           --   27,537,232    5,363,997    9,289,542    15,665,989  10,240,982
                                     ------------  -----------   ----------  -----------   ----------    ----------  ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 22,161,385     (758,471)  26,275,443    4,428,604    8,518,879    15,018,414   9,695,169
                                     ============  ===========   ==========  ===========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                     ------------------------------------------------------------------------------------
                                                                                       ALLIANCE    AMERICAN
                                      AIM V.I.     AIM V.I.    AIM V.I.   AIM V.I.    BERNSTEIN     CENTURY     AMERICAN
                                        BASIC      CAPITAL      CORE     SMALL CAP  INTERNATIONAL    INCOME     CENTURY
                                      BALANCED   APPRECIATION  EQUITY     EQUITY        VALUE      AND GROWTH    ULTRA
                                     ----------  ------------  --------  ---------  -------------  ----------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $  56,234       13,344     7,595       7,174       5,949       104,014       60,029
   Mortality, expense charges and
      administrative charges
      (note 3)                          (16,568)     (66,011)   (6,149)    (62,658)     (6,886)      (34,326)    (491,581)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Investment income (loss) - net     39,666      (52,667)    1,446     (55,484)       (937)       69,688     (431,552)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund            --           --        --          --          --            --           --
                                      ---------   ----------   -------   ---------    --------      --------   ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               311,312      728,775    73,732     155,937      70,092       331,125    5,331,714
      Cost of investments sold         (795,277)  (1,034,630)  (84,158)   (211,101)   (136,019)     (502,893)  (7,518,614)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
                                       (483,965)    (305,855)  (10,426)    (55,164)    (65,927)     (171,768)  (2,186,900)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net realized gains (losses)
         on investments                (483,965)    (305,855)  (10,426)    (55,164)    (65,927)     (171,768)  (2,186,900)
                                      ---------   ----------   -------   ---------    --------      --------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    755,159    1,194,784   117,454   1,155,401     184,863       462,047   12,307,737
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net gains (losses) on
         investments                    271,194      888,929   107,028   1,100,237     118,936       290,279   10,120,837
                                      ---------   ----------   -------   ---------    --------      --------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations                   $ 310,860      836,262   108,474   1,044,753     117,999       359,967    9,689,285
                                      =========   ==========   =======   =========    ========      ========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                    AMERICAN     CREDIT SUISSE
                                      AMERICAN      CENTURY          TRUST         FIDELITY   FIDELITY VIP                 FIDELITY
                                       CENTURY    VP INFLATION   INTERNATIONAL       VIP        EQUITY-     FIDELITY VIP     HIGH
                                        VALUE      PROTECTION   EQUITY FLEX III   CONTRAFUND    INCOME         MID-CAP      INCOME
                                     -----------  ------------  ---------------  -----------  ------------  ------------  ---------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $ 1,324,754      125,629        21,496          454,533     1,763,912      164,240     707,919
   Mortality, expense charges and
      administrative charges
      (note 3)                          (348,530)     (87,727)       (8,375)        (572,775)   (1,219,070)    (493,505)    (92,168)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Investment income (loss) - net     976,224       37,902        13,121         (118,242)      544,842     (329,265)    615,751
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --           --            --           40,346            --      187,483          --
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              2,480,612    1,108,054       682,249        8,124,683    14,402,423    7,488,373     419,964
      Cost of investments sold        (4,656,088)  (1,179,675)     (780,938)     (13,325,856)  (23,210,358) (10,312,386)   (535,808)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
                                      (2,175,476)     (71,621)      (98,689)      (5,201,173)   (8,807,935)  (2,824,013)   (115,844)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net realized gains (losses)
         on investments               (2,175,476)     (71,621)      (98,689)      (5,160,827)   (8,807,935)  (2,636,530)   (115,844)
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                   5,549,990      504,631       301,353       17,240,519    30,370,612   14,463,729   1,548,142
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net gains (losses) on
         investments                   3,374,514      433,010       202,664       12,079,692    21,562,677   11,827,199   1,432,298
                                     -----------   ----------      --------      -----------   -----------  -----------   ---------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 4,350,738      470,912       215,785       11,961,450    22,107,519   11,497,934   2,048,049
                                     ===========   ==========      ========      ===========   ===========  ===========   =========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                     ---------------------------------------------------------------------------------------
                                      FRANKLIN                              TEMPLETON
                                      LARGE CAP     FRANKLIN     FRANKLIN   DEVELOPING     TEMPLETON   FRANKLIN    IBBOTSON
                                       GROWTH    MUTUAL SHARES  SMALL MID-   MARKETS     GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                     SECURITIES    SECURITIES      CAP      SECURITIES    ALLOCATION     VALUE      GROWTH
                                     ----------  -------------  ----------  -----------  ------------  ---------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $  34,585       173,657            --    1,212,251      625,238      58,010     11,668
   Mortality, expense charges and
      administrative charges
      (note 3)                         (36,913)     (129,015)     (115,364)    (372,316)     (62,044)    (52,027)   (18,731)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Investment income (loss) - net    (2,328)       44,642      (115,364)     839,935      563,194       5,983     (7,063)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --            --            --      117,048      100,645     159,752        455
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              518,599     2,341,901     2,240,743    7,265,824    1,695,710     284,967    580,849
      Cost of investments sold        (690,664)   (3,538,002)   (2,901,451) (11,383,269)  (3,440,127)   (435,949)  (720,744)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
                                      (172,065)   (1,196,101)     (660,708)  (4,117,445)  (1,744,417)   (150,982)  (139,895)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net realized gains (losses)
         on investments               (172,065)   (1,196,101)     (660,708)  (4,000,397)  (1,643,772)      8,770   (139,440)
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
   Net change in unrealized
      appreciation or depreciation
      of investments                   799,225     3,088,473     3,858,097   17,848,981    2,341,642   1,042,632    495,594
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net gains (losses) on
         investments                   627,160     1,892,372     3,197,389   13,848,584      697,870   1,051,402    356,154
                                     ---------    ----------    ----------  -----------   ----------   ---------   --------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 624,832     1,937,014     3,082,025   14,688,519    1,261,064   1,057,385    349,091
                                     =========    ==========    ==========  ===========   ==========   =========   ========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                             IBBOTSON     JANUS        JANUS     JANUS ASPEN
                                      IBBOTSON      IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN    INTERNATIONAL
                                      BALANCED    CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                     -----------  ------------  ----------  ----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $   221,190       40,005      157,925      97,444     248,059       3,676       290,985
   Mortality, expense charges and
      administrative charges
      (note 3)                          (321,333)     (68,430)    (267,268)   (144,171)   (124,804)   (358,777)     (962,816)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Investment income (loss) - net    (100,143)     (28,425)    (109,343)    (46,727)    123,255    (355,101)     (671,831)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund         21,833        4,128        7,490       8,635     311,669          --     2,034,203
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              1,073,490    1,291,312    1,220,882   1,433,525   2,807,858   5,716,291    14,222,522
      Cost of investments sold        (1,293,790)  (1,341,591)  (1,656,428) (1,587,096) (3,160,255) (5,873,890)  (13,632,781)
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
                                        (220,300)     (50,279)    (435,546)   (153,571)   (352,397)   (157,599)      589,741
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net realized gains (losses)
         on investments                 (198,467)     (46,151)    (428,056)   (144,936)    (40,728)   (157,599)    2,623,944
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   4,833,499      488,675    4,964,061   1,409,235   1,733,246  10,206,481    37,213,185
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net gains (losses) on
         investments                   4,635,032      442,524    4,536,005   1,264,299   1,692,518  10,048,882    39,837,129
                                     -----------   ----------   ----------  ----------  ----------  ----------   -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 4,534,889      414,099    4,426,662   1,217,572   1,815,773   9,693,781    39,165,298
                                     ===========   ==========   ==========  ==========  ==========  ==========   ===========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------
                                                                                                    NEUBERGER
                                     JANUS ASPEN       MFS          MFS        MFS                     AMT       OPPENHEIMER
                                       MID CAP      INVESTORS     MID CAP      NEW          MFS      SOCIALLY      CAPITAL
                                        VALUE     GROWTH STOCK     GROWTH   DISCOVERY      VALUE    RESPONSIVE  APPRECIATION
                                     -----------  ------------  ----------  ----------  ----------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $  11,005        64,258          --           --     445,113      2,406           183
   Mortality, expense charges and
      administrative charges
      (note 3)                          (41,216)     (219,301)     (7,395)    (101,366)   (559,029)    (2,234)      (38,042)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Investment income (loss) - net    (30,211)     (155,043)     (7,395)    (101,366)   (113,916)       172       (37,859)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund        74,252            --          --           --          --         --            --
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               130,456     1,020,354     128,893    1,509,846   1,500,710     99,079       773,105
      Cost of investments sold         (203,689)   (1,252,025)   (257,241)  (2,106,138) (1,765,339)  (169,604)     (939,899)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
                                        (73,233)     (231,671)   (128,348)    (596,292)   (264,629)   (70,525)     (166,794)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net realized gains (losses)
         on investments                   1,019      (231,671)   (128,348)    (596,292)   (264,629)   (70,525)     (166,794)
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                    878,202     5,452,608     304,845    3,985,582   8,825,512    105,390     1,141,771
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net gains (losses) on
         investments                    879,221     5,220,937     176,497    3,389,290   8,560,883     34,865       974,977
                                      ---------    ----------    --------   ----------  ----------   --------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                   $ 849,010     5,065,894     169,102    3,287,924   8,446,967     35,037       937,118
                                      =========    ==========    ========   ==========  ==========   ========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                   OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT     PUTNAM VT
                                     OPPENHEIMER   MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW         EQUITY
                                     HIGH INCOME    SMALL CAP      GROWTH        INCOME       EQUITY      OPPORTUNITIES    INCOME
                                     ------------  -----------  -------------  ----------  -------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $         --        900         50,367        31,079           --         1,004        67,072
   Mortality, expense charges and
      administrative charges
      (note 3)                           (244,894)    (2,801)       (61,854)      (15,808)     (90,838)       (3,982)      (24,941)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Investment income (loss) - net     (244,894)    (1,901)       (11,487)       15,271      (90,838)       (2,978)       42,131
                                     ------------    -------      ---------    ----------   ----------      --------      --------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --         --             --            --           --            --            --
                                     ------------    -------      ---------    ----------   ----------      --------      --------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               3,179,492     56,701        868,269       618,477    1,047,468       127,161       350,076
      Cost of investments sold        (16,295,922)   (82,560)      (875,671)   (1,498,612)  (1,543,063)     (196,180)     (872,124)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
                                      (13,116,430)   (25,859)        (7,402)     (880,135)    (495,595)      (69,019)     (522,048)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net realized gains (losses)
         on investments               (13,116,430)   (25,859)        (7,402)     (880,135)    (495,595)      (69,019)     (522,048)
                                     ------------    -------      ---------    ----------   ----------      --------      --------
   Net change in unrealized
      appreciation or depreciation
      of investments                   17,283,321     86,975      1,331,105     1,070,005    1,872,918       138,604       877,957
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net gains (losses) on
         investments                    4,166,891     61,116      1,323,703       189,870    1,377,323        69,585       355,909
                                     ------------    -------      ---------    ----------   ----------      --------      --------
      Net increase (decrease) in
         net assets resulting from
         operations                  $  3,921,997     59,215      1,312,216       205,141    1,286,485        66,607       398,040
                                     ============    =======      =========    ==========   ==========      ========      ========

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                     --------------------------------------------------------------------------------------
                                                                                     VAN KAMPEN   VAN KAMPEN
                                                            VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                     PUTNAM VT  VAN KAMPEN   EMERGING   GROWTH AND     MARKETS      MID CAP   IVY FUNDS VIP
                                      VOYAGER    COMSTOCK     GROWTH      INCOME        EQUITY       VALUE       BALANCED
                                     ---------  ----------  ----------  ----------  ------------  ----------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $   4,476     178,870         --     103,236            --         317      1,970,085
   Mortality, expense charges and
      administrative charges
      (note 3)                          (9,298)    (60,815)    (3,243)    (39,463)      (28,831)       (515)    (1,201,709)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Investment income (loss) - net    (4,822)    118,055     (3,243)     63,773       (28,831)       (198)       768,376
                                     ---------  ----------   --------    --------    ----------    --------    -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund           --          --         --          --            --          --        567,127
                                     ---------  ----------   --------    --------    ----------    --------    -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              197,364     800,850    135,204     594,220       265,161       6,916     19,642,444
      Cost of investments sold        (245,602) (1,282,377)  (184,479)   (883,492)     (583,413)     (9,074)   (20,633,191)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
                                       (48,238)   (481,527)   (49,275)   (289,272)     (318,252)     (2,158)      (990,747)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net realized gains (losses)
         on investments                (48,238)   (481,527)   (49,275)   (289,272)     (318,252)     (2,158)      (423,620)
                                     ---------  ----------   --------    --------    ----------    --------    -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   348,996   1,354,832    152,223     838,582     1,342,448      14,738      9,952,069
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net gains (losses) on
         investments                   300,758     873,305    102,948     549,310     1,024,196      12,580      9,528,449
                                     ---------  ----------   --------    --------    ----------    --------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 295,936     991,360     99,705     613,083       995,365      12,382     10,296,825
                                     =========  ==========   ========    ========    ==========    ========    ===========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                        GROWTH          VALUE         GROWTH          VALUE
                                     -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $    529,452      5,571,398        197,056      1,299,138
   Mortality, expense charges and
      administrative charges
      (note 3)                         (1,844,970)    (2,040,221)      (615,274)      (814,812)
                                     ------------    -----------    -----------    -----------
      Investment income (loss) - net   (1,315,518)     3,531,177       (418,218)       484,326
                                     ------------    -----------    -----------    -----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund       3,912,822      8,960,974             --             --
                                     ------------    -----------    -----------    -----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              17,038,612     24,659,037      8,024,487     11,580,438
      Cost of investments sold        (19,619,108)   (31,801,549)   (11,933,157)   (16,105,512)
                                     ------------    -----------    -----------    -----------
                                       (2,580,496)    (7,142,512)    (3,908,670)    (4,525,074)
                                     ------------    -----------    -----------    -----------
      Net realized gains (losses)
         on investments                 1,332,326      1,818,462     (3,908,670)    (4,525,074)
                                     ------------    -----------    -----------    -----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   32,357,215     42,062,598     17,734,923     18,325,171
                                     ------------    -----------    -----------    -----------
      Net gains (losses) on
         investments                   33,689,541     43,881,060     13,826,253     13,800,097
                                     ------------    -----------    -----------    -----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 32,374,023     47,412,237     13,408,035     14,284,423
                                     ============    ===========    ===========    ===========

                                               SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP
                                       MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                        GROWTH          VALUE       CORE EQUITY
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund             --              --       159,964
   Mortality, expense charges and
      administrative charges
      (note 3)                          (153,378)       (726,057)     (231,512)
                                      ----------     -----------    ----------
      Investment income (loss) - net    (153,378)       (726,057)      (71,548)
                                      ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --              --            --
                                      ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              2,050,529       9,273,735     2,859,446
      Cost of investments sold        (2,585,282)    (12,901,971)   (3,523,236)
                                      ----------     -----------    ----------
                                        (534,753)     (3,628,236)     (663,790)
                                      ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 (534,753)     (3,628,236)     (663,790)
                                      ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   4,334,971      17,444,093     4,036,247
                                      ----------     -----------    ----------
      Net gains (losses) on
         investments                   3,800,218      13,815,857     3,372,457
                                      ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    3,646,840      13,089,800     3,300,909
                                      ==========     ===========    ==========

See accompanying notes to financial statements.

                                                         SEGREGATED SUB-ACCOUNTS
                                     ----------------------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                         ASSET      INTERNATIONAL    SCIENCE &    IVY FUNDS VIP
                                       STRATEGY         GROWTH       TECHNOLOGY        BOND
                                     -------------  -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund    $    396,163       270,164              --     1,220,666
   Mortality, expense charges and
      administrative charges
      (note 3)                         (1,643,331)     (267,805)       (422,794)     (466,718)
                                     ------------    ----------     -----------    ----------
      Investment income (loss) - net   (1,247,168)        2,359        (422,794)      753,948
                                     ------------    ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund      10,706,994            --       1,699,076            --
                                     ------------    ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              11,487,078     2,049,257       2,810,052     4,691,077
      Cost of investments sold        (13,033,197)   (2,544,956)     (3,732,466)   (4,675,474)
                                     ------------    ----------     -----------    ----------
                                       (1,546,119)     (495,699)       (922,414)       15,603
                                     ------------    ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 9,160,875      (495,699)        776,662        15,603
                                     ------------    ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   15,275,043     4,499,485       9,272,338     1,043,147
                                     ------------    ----------     -----------    ----------
      Net gains (losses) on
         investments                   24,435,918     4,003,786      10,049,000     1,058,750
                                     ------------    ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                  $ 23,188,750     4,006,145       9,626,206     1,812,698
                                     ============    ==========     ===========    ==========

                                                 SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                        DIVIDEND        HIGH          MONEY
                                        INCOME         INCOME         MARKET
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        118,712       2,670,198       120,788
   Mortality, expense charges and
      administrative charges
      (note 3)                          (180,073)       (438,198)     (164,855)
                                      ----------     -----------    ----------
      Investment income (loss) - net     (61,361)      2,232,000       (44,067)
                                      ----------     -----------    ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --              --            --
                                      ----------     -----------    ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales              1,340,049       4,278,173     8,813,618
      Cost of investments sold        (1,466,344)     (5,210,749)   (8,813,620)
                                      ----------     -----------    ----------
                                        (126,295)       (932,576)           (2)
                                      ----------     -----------    ----------
      Net realized gains (losses)
         on investments                 (126,295)       (932,576)           (2)
                                      ----------     -----------    ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   2,145,932       9,570,812             2
                                      ----------     -----------    ----------
      Net gains (losses) on
         investments                   2,019,637       8,638,236            --
                                      ----------     -----------    ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    1,958,276      10,870,236       (44,067)
                                      ==========     ===========    ==========

See accompanying notes to financial statements.

                                                         SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------
                                     IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP
                                       MORTGAGE      REAL ESTATE   GLOBAL NATURAL     MID CAP
                                      SECURITIES      SECURITIES      RESOURCES       GROWTH
                                     -------------  -------------  --------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $   659,464       247,359              --             --
   Mortality, expense charges and
      administrative charges
      (note 3)                           (172,920)     (128,229)       (460,064)      (156,520)
                                      -----------    ----------      ----------      ---------
      Investment income (loss) - net      486,544       119,130        (460,064)      (156,520)
                                      -----------    ----------      ----------      ---------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund              --            --              --             --
                                      -----------    ----------      ----------      ---------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales               1,805,505     1,142,149       2,619,920        969,097
      Cost of investments sold         (2,064,749)   (1,892,047)     (4,256,518)      (969,732)
                                      -----------    ----------      ----------      ---------
                                         (259,244)     (749,898)     (1,636,598)          (635)
                                      -----------    ----------      ----------      ---------
      Net realized gains (losses)
         on investments                  (259,244)     (749,898)     (1,636,598)          (635)
                                      -----------    ----------      ----------      ---------
   Net change in unrealized
      appreciation or depreciation
      of investments                      613,575     2,515,464      17,129,527      4,141,569
                                      -----------    ----------      ----------      ---------
      Net gains (losses) on
         investments                      354,331     1,765,566      15,492,929      4,140,934
                                      -----------    ----------      ----------      ---------
      Net increase (decrease) in
         net assets resulting from
         operations                   $   840,875     1,884,696      15,032,865      3,984,414
                                      ===========    ==========      ==========      =========

                                                SEGREGATED SUB-ACCOUNTS
                                     -------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP    PATHFINDER     PATHFINDER
                                         ENERGY       AGGRESSIVE    CONSERVATIVE
                                     -------------  -------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund             --         5,909            9,119
   Mortality, expense charges and
      administrative charges
      (note 3)                           (83,344)      (28,945)        (165,624)
                                       ---------      --------       ----------
      Investment income (loss) - net     (83,344)      (23,036)        (156,505)
                                       ---------      --------       ----------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund             --        13,472           16,303
                                       ---------      --------       ----------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                413,097       218,179        2,035,307
      Cost of investments sold          (474,905)     (258,389)      (2,078,684)
                                       ---------      --------       ----------
                                         (61,808)      (40,210)         (43,377)
                                       ---------      --------       ----------
      Net realized gains (losses)
         on investments                  (61,808)      (26,738)         (27,074)
                                       ---------      --------       ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                   2,048,162       464,173        2,171,591
                                       ---------      --------       ----------
      Net gains (losses) on
         investments                   1,986,354       437,435        2,144,517
                                       ---------      --------       ----------
      Net increase (decrease) in
         net assets resulting from
         operations                    1,903,010       414,399        1,988,012
                                       =========      ========       ==========

See accompanying notes to financial statements.

                                                       SEGREGATED SUB-ACCOUNTS
                                     -----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                     IVY FUNDS VIP   PATHFINDER     PATHFINDER
                                      PATHFINDER     MODERATELY     MODERATELY
                                       MODERATE      AGGRESSIVE     CONSERVATIVE      TOTAL
                                     -------------  -------------  --------------  -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund     $   105,581       225,057          26,638      24,970,518
   Mortality, expense charges and
      administrative charges
      (note 3)                           (755,058)     (991,483)       (278,073)    (29,969,748)
                                      -----------    ----------      ----------    ------------
      Investment income (loss) - net     (649,477)     (766,426)       (251,435)     (4,999,230)
                                      -----------    ----------      ----------    ------------
Realized and unrealized gains
   (losses) on investments - net:
   Realized gain distributions
      from underlying mutual fund         194,919       403,303          56,492      29,599,421
                                      -----------    ----------      ----------    ------------
   Realized gains (losses) on
      sales of investments:
      Proceeds from sales                 692,971     2,162,372       6,598,595     370,811,698
      Cost of investments sold           (805,678)   (2,619,702)     (7,212,173)   (448,303,247)
                                      -----------    ----------      ----------    ------------
                                         (112,707)     (457,330)       (613,578)    (77,491,549)
                                      -----------    ----------      ----------    ------------
      Net realized gains (losses)
         on investments                    82,212       (54,027)       (557,086)    (47,892,128)
                                      -----------    ----------      ----------    ------------
   Net change in unrealized
      appreciation or depreciation
      of investments                   11,648,191    17,047,733       4,121,248     562,567,896
                                      -----------    ----------      ----------    ------------
      Net gains (losses) on
         investments                   11,730,403    16,993,706       3,564,162     514,675,768
                                      -----------    ----------      ----------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations                   $11,080,926    16,227,280       3,312,727     509,676,538
                                      ===========    ==========      ==========    ============

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2009

                                                                   SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                                                 ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS     ADVANTUS
                                      ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL  INDEX 400    REAL ESTATE
                                        BOND          MONEY        500       SECURITIES       BOND       MID-CAP     SECURITIES
                                      CLASS 2        MARKET      CLASS 2      CLASS 2       CLASS 2      CLASS 2       CLASS 2
                                    ------------  -----------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net   $ (2,306,067)    (758,471)  (1,261,789)    (935,393)    (770,663)     (647,575)    (545,813)
   Net realized gains (losses) on
      investments                      1,343,728           --      316,161    1,427,903    2,236,751       (81,063)  (1,404,842)
   Net change in unrealized
      appreciation or depreciation
      of investments                  23,123,724           --   27,221,071    3,936,094    7,052,791    15,747,052   11,645,824
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Net increase (decrease) in net
   assets resulting from operations   22,161,385     (758,471)  26,275,443    4,428,604    8,518,879    15,018,414    9,695,169
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         23,253,017   22,358,562    3,918,524    5,270,204    8,491,869     4,183,544    5,709,960
   Contract withdrawals and charges  (21,254,069) (43,495,596) (17,214,472) (15,034,051)  (8,491,682)   (5,706,987)  (7,252,123)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          8,252       12,897       20,682        3,455          554         1,783         (785)
   Annuity benefit payments             (220,263)     (70,214)    (209,451)    (175,957)     (39,930)      (39,008)     (67,786)
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions          1,786,938  (21,194,351) (13,484,717)  (9,936,348)     (39,190)   (1,560,668)  (1,610,734)
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Increase (decrease) in net assets     23,948,323  (21,952,822)  12,790,726   (5,507,744)   8,479,689    13,457,746    8,084,435
Net assets at the beginning of year  162,840,509   81,565,810  118,329,030   75,249,958   56,503,162    44,016,480   40,752,236
                                    ------------  -----------  -----------  -----------   ----------    ----------   ----------
Net assets at the end of year       $186,788,832   59,612,988  131,119,756   69,742,214   64,982,851    57,474,226   48,836,671
                                    ============  ===========  ===========  ===========   ==========    ==========   ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------------------------------------------------
                                                                                       ALLIANCE     AMERICAN
                                     AIM V.I.     AIM V.I.     AIM V.I.   AIM V.I.    BERNSTEIN      CENTURY    AMERICAN
                                      BASIC       CAPITAL       CORE     SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED   APPRECIATION    EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                    ----------  ------------  ---------  ---------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net   $   39,666     (52,667)       1,446    (55,484)       (937)        69,688    (431,552)
   Net realized gains (losses) on
      investments                     (483,965)   (305,855)     (10,426)   (55,164)    (65,927)      (171,768) (2,186,900)
   Net change in unrealized
      appreciation or depreciation
      of investments                   755,159   1,194,784      117,454  1,155,401     184,863        462,047  12,307,737
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Net increase (decrease) in net
   assets resulting from operations    310,860     836,262      108,474  1,044,753     117,999        359,967   9,689,285
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          156,871     389,454       78,436  2,740,461     252,407        125,438     914,600
   Contract withdrawals and charges   (297,250)   (684,071)     (68,794)  (147,960)    (64,981)      (302,111) (4,862,287)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --           9           --         --          --              7         344
   Annuity benefit payments                 --      (2,490)          --         --          --           (216)    (51,590)
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Increase (decrease) in net assets
   from contract transactions         (140,379)   (297,098)       9,642  2,592,501     187,426       (176,882) (3,998,933)
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Increase (decrease) in net assets      170,481     539,164      118,116  3,637,254     305,425        183,085   5,690,352
Net assets at the beginning of year  1,126,428   4,763,841      417,167  2,492,896     324,529      2,463,054  32,698,743
                                    ----------   ---------    ---------  ---------    --------     ----------  ----------
Net assets at the end of year       $1,296,909   5,303,005      535,283  6,130,150     629,954      2,646,139  38,389,095
                                    ==========   =========    =========  =========    ========     ==========  ==========

                                                                        SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                                   AMERICAN    CREDIT SUISSE
                                      AMERICAN     CENTURY         TRUST                                               FIDELITY
                                      CENTURY    VP INFLATION  INTERNATIONAL  FIDELITY VIP  FIDELITY VIP FIDELITY VIP   HIGH
                                       VALUE      PROTECTION  EQUITY FLEX III  CONTRAFUND  EQUITY-INCOME    MID-CAP     INCOME
                                    -----------  ------------ --------------- ------------ ------------- ------------ ----------
Operations:
   Investment income (loss) - net   $   976,224       37,902        13,121       (118,242)      544,842     (329,265)    615,751
   Net realized gains (losses) on
      investments                    (2,175,476)     (71,621)      (98,689)    (5,160,827)   (8,807,935)  (2,636,530)   (115,844)
   Net change in unrealized
      appreciation or depreciation
      of investments                  5,549,990      504,631       301,353     17,240,519    30,370,612   14,463,729   1,548,142
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Net increase (decrease) in net
   assets resulting from operations   4,350,738      470,912       215,785     11,961,450    22,107,519   11,497,934   2,048,049
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         2,987,696    7,635,083       625,366      2,372,609     4,922,338    2,294,016   6,062,215
   Contract withdrawals and charges  (2,321,227)  (1,092,967)     (676,037)    (7,693,685)  (13,352,540)  (7,111,138)   (404,161)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           191           --            (1)        (3,708)        2,359        3,281          --
   Annuity benefit payments              (8,262)          --           (27)       (34,451)      (99,627)     (57,244)         --
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets
   from contract transactions           658,398    6,542,116       (50,698)    (5,359,235)   (8,527,470)  (4,871,085)  5,658,054
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Increase (decrease) in net assets     5,009,136    7,013,028       165,087      6,602,215    13,580,049    6,626,849   7,706,103
Net assets at the beginning of year  25,033,415    3,874,597       807,441     40,927,704    83,389,905   34,594,716   2,709,193
                                    -----------   ----------    ----------     ----------    ----------   ----------  ----------
Net assets at the end of year       $30,042,551   10,887,625       972,528     47,529,919    96,969,954   41,221,565  10,415,296
                                    ===========   ==========    ==========     ==========    ==========   ==========  ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                     FRANKLIN                              TEMPLETON
                                    LARGE CAP     FRANKLIN      FRANKLIN   DEVELOPING   TEMPLETON    FRANKLIN    IBBOTSON
                                      GROWTH    MUTUAL SHARES     SMALL      MARKETS   GLOBAL ASSET  SMALL CAP  AGGRESSIVE
                                    SECURITIES   SECURITIES      MID CAP   SECURITIES   ALLOCATION     VALUE      GROWTH
                                    ----------  -------------  ----------  ------------------------  ---------  ----------
Operations:
   Investment income (loss) - net   $   (2,328)      44,642      (115,364)    839,935     563,194        5,983     (7,063)
   Net realized gains (losses) on
      investments                     (172,065)  (1,196,101)     (660,708) (4,000,397) (1,643,772)       8,770   (139,440)
   Net change in unrealized
      appreciation or depreciation
      of investments                   799,225    3,088,473     3,858,097  17,848,981   2,341,642    1,042,632    495,594
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Net increase (decrease) in net
   assets resulting from operations    624,832    1,937,014     3,082,025  14,688,519   1,261,064    1,057,385    349,091
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          476,451      869,812     1,377,406   4,358,628   1,112,979    2,109,214  1,024,446
   Contract withdrawals and charges   (491,015)  (2,248,758)   (2,160,525) (6,957,771) (1,640,748)    (268,583)  (565,561)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            2       (5,059)           --       9,419         263          390         --
   Annuity benefit payments               (138)      (1,768)           --     (47,743)     (5,836)      (7,601)        --
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Increase (decrease) in net assets
   from contract transactions          (14,700)  (1,385,773)     (783,119) (2,637,467)   (533,342)   1,833,420    458,885
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Increase (decrease) in net assets      610,132      551,241     2,298,906  12,051,052     727,722    2,890,805    807,976
Net assets at the beginning of year  2,394,098    9,426,809     7,977,310  22,945,107   6,633,870    2,099,929    831,533
                                    ----------   ----------    ----------  ----------  ----------    ---------  ---------
Net assets at the end of year       $3,004,230    9,978,050    10,276,216  34,996,159   7,361,592    4,990,734  1,639,509
                                    ==========   ==========    ==========  ==========  ==========    =========  =========

                                                   SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------
                                                                            IBBOTSON     JANUS        JANUS     JANUS ASPEN
                                      IBBOTSON     IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN    INTERNATIONAL
                                      BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY        GROWTH
                                    -----------  ------------  ----------  ----------  ----------  ----------  -------------
Operations:
   Investment income (loss) - net   $  (100,143)     (28,425)    (109,343)    (46,727)    123,255    (355,101)     (671,831)
   Net realized gains (losses) on
      investments                      (198,467)     (46,151)    (428,056)   (144,936)    (40,728)   (157,599)    2,623,944
   Net change in unrealized
      appreciation or depreciation
      of investments                  4,833,499      488,675    4,964,061   1,409,235   1,733,246  10,206,481    37,213,185
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Net increase (decrease) in net
   assets resulting from operations   4,534,889      414,099    4,426,662   1,217,572   1,815,773   9,693,781    39,165,298
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        18,625,454    6,291,158   10,598,128  10,049,503   2,648,179   4,778,233     7,769,822
   Contract withdrawals and charges    (963,516)  (1,251,347)  (1,084,156) (1,357,589) (2,749,874) (5,496,338)  (13,600,860)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           --           --          --          --       1,578         2,735
   Annuity benefit payments                  --           --           --          --          --     (30,840)      (44,545)
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Increase (decrease) in net assets
   from contract transactions        17,661,938    5,039,811    9,513,972   8,691,914    (101,695)   (747,367)   (5,872,848)
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Increase (decrease) in net assets    22,196,827    5,453,910   13,940,634   9,909,486   1,714,078   8,946,414    33,292,450
Net assets at the beginning of year  11,557,250    1,740,048   11,082,378   5,340,597   9,393,404  22,841,114    53,430,276
                                    -----------   ----------   ----------  ----------  ----------  ----------   -----------
Net assets at the end of year       $33,754,077    7,193,958   25,023,012  15,250,083  11,107,482  31,787,528    86,722,726
                                    ===========   ==========   ==========  ==========  ==========  ==========   ===========


                                                               SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                                                                   NEUBERGER
                                    JANUS ASPEN       MFS          MFS        MFS                      AMT     OPPENHEIMER
                                      MID CAP      INVESTORS     MID CAP      NEW          MFS      SOCIALLY     CAPITAL
                                       VALUE     GROWTH STOCK    GROWTH    DISCOVERY      VALUE    RESPONSIVE  APPRECIATION
                                    -----------  ------------  ----------  ----------  ----------  ----------  ------------
Operations:
   Investment income (loss) - net   $  (30,211)     (155,043)      (7,395)   (101,366)   (113,916)       172      (37,859)
   Net realized gains (losses) on
      investments                        1,019      (231,671)    (128,348)   (596,292)   (264,629)   (70,525)    (166,794)
   Net change in unrealized
      appreciation or depreciation
      of investments                   878,202     5,452,608      304,845   3,985,582   8,825,512    105,390    1,141,771
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Net increase (decrease) in net
   assets resulting from operations    849,010     5,065,894      169,102   3,287,924   8,446,967     35,037      937,118
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        1,799,036     3,436,040       64,904     577,970  12,206,102    106,784      437,409
   Contract withdrawals and charges   (125,324)     (935,820)    (122,511) (1,418,168) (1,382,165)   (96,959)    (743,714)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --             3           --          58          89         --           --
   Annuity benefit payments                 --        (3,308)          --     (16,688)    (13,266)        --           --
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Increase (decrease) in net assets
   from contract transactions        1,673,712     2,496,915      (57,607)   (856,829) 10,810,760      9,825     (306,305)
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Increase (decrease) in net assets    2,522,722     7,562,809      111,495   2,431,095  19,257,727     44,862      630,813
Net assets at the beginning of year  1,637,839    11,920,628      472,354   5,988,120  30,518,589    148,517    2,451,872
                                    ----------    ----------   ----------  ----------  ----------    -------    ---------
Net assets at the end of year       $4,160,561    19,483,437      583,849   8,419,215  49,776,316    193,379    3,082,685
                                    ==========    ==========   ==========  ==========  ==========    =======    =========

                                                                      SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                  OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT
                                     OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL       NEW        EQUITY
                                     HIGH INCOME   SMALL CAP      GROWTH        INCOME        EQUITY     OPPORTUNITIES   INCOME
                                    ------------  -----------  -------------  ----------  -------------  -------------  ---------
Operations:
   Investment income (loss) - net   $   (244,894)     (1,901)      (11,487)      15,271       (90,838)       (2,978)       42,131
   Net realized gains (losses) on
      investments                    (13,116,430)    (25,859)       (7,402)    (880,135)     (495,595)      (69,019)     (522,048)
   Net change in unrealized
      appreciation or depreciation
      of investments                  17,283,321      86,975     1,331,105    1,070,005     1,872,918       138,604       877,957
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Net increase (decrease) in net
   assets resulting from operations    3,921,997      59,215     1,312,216      205,141     1,286,485        66,607       398,040
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          7,031,367     121,576       501,050      115,875       282,234        76,314       157,940
   Contract withdrawals and charges   (3,030,294)    (54,505)     (820,890)    (604,162)     (971,354)     (123,945)     (328,795)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             51          --            15           14            11            --            12
   Annuity benefit payments              (12,502)         --          (809)      (1,363)       (3,744)           --        (1,169)
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Increase (decrease) in net assets
   from contract transactions          3,988,622      67,071      (320,634)    (489,636)     (692,853)      (47,631)     (172,013)
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Increase (decrease) in net assets      7,910,619     126,286       991,582     (284,495)      593,632        18,976       226,027
Net assets at the beginning of year   12,331,928     133,567     3,893,368    1,461,765     6,272,223       288,490     1,611,623
                                    ------------   ---------     ---------    ---------     ---------      --------     ---------
Net assets at the end of year       $ 20,242,547     259,853     4,884,950    1,177,270     6,865,855       307,466     1,837,650
                                    ============   =========     =========    =========     =========      ========     =========

                                                                  SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                                      VAN KAMPEN    VAN KAMPEN
                                                            VAN KAMPEN   VAN KAMPEN  UIF EMERGING     UIF US
                                     PUTNAM VT  VAN KAMPEN   EMERGING    GROWTH AND    MARKETS        MID CAP   IVY FUNDS VIP
                                      VOYAGER    COMSTOCK     GROWTH       INCOME       EQUITY         VALUE      BALANCED
                                    ----------  ----------  ----------  -----------  ------------   ----------  -------------
Operations:
   Investment income (loss) - net   $   (4,822)   118,055      (3,243)       63,773      (28,831)         (198)      768,376
   Net realized gains (losses) on
      investments                      (48,238)  (481,527)    (49,275)     (289,272)    (318,252)       (2,158)     (423,620)
   Net change in unrealized
      appreciation or depreciation
      of investments                   348,996  1,354,832     152,223       838,582    1,342,448        14,738     9,952,069
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Net increase (decrease) in net
   assets resulting from operations    295,936    991,360      99,705       613,083      995,365        12,382    10,296,825
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          444,241    354,132     230,330       537,410    1,532,852        30,277     2,066,450
   Contract withdrawals and charges   (190,029)  (752,044)   (132,577)     (565,608)    (258,581)       (6,463)  (18,100,356)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           --         28          --            --           --            --       (63,178)
   Annuity benefit payments                 --     (2,586)         --            --           --            --      (376,028)
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Increase (decrease) in net assets
   from contract transactions          254,212   (400,470)     97,753       (28,198)   1,274,271        23,814   (16,473,112)
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Increase (decrease) in net assets      550,148    590,890     197,458       584,885    2,269,636        36,196    (6,176,287)
Net assets at the beginning of year    523,404  4,105,291     126,389     2,749,148    1,046,315        14,939   104,444,512
                                    ----------  ---------   ---------   -----------    ---------   -----------   -----------
Net assets at the end of year       $1,073,552  4,696,181     323,847     3,334,033    3,315,951        51,135    98,268,225
                                    ==========  =========   =========   ===========    =========   ===========   ===========

See accompanying notes to financial statements.

                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------
                                                   IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP  INTERNATIONAL    SMALL CAP    IVY FUNDS VIP
                                       GROWTH          VALUE         GROWTH          VALUE
                                    -------------  -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $ (1,315,518)      3,531,177       (418,218)       484,326
   Net realized gains (losses) on
      investments                      1,332,326       1,818,462     (3,908,670)    (4,525,074)
   Net change in unrealized
      appreciation or depreciation
      of investments                  32,357,215      42,062,598     17,734,923     18,325,171
                                    ------------    ------------    -----------    -----------
Net increase (decrease) in net
   assets resulting from operations   32,374,023      47,412,237     13,408,035     14,284,423
                                    ------------    ------------    -----------    -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          8,234,662       8,085,416      2,794,665      3,146,398
   Contract withdrawals and charges  (15,720,647)    (22,983,798)    (7,483,737)   (10,894,019)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period         12,563           5,375          6,033         (2,970)
   Annuity benefit payments             (177,001)       (181,510)       (80,371)       (73,034)
                                    ------------    ------------    -----------    -----------
Increase (decrease) in net assets
   from contract transactions         (7,650,423)    (15,074,517)    (4,763,410)    (7,823,625)
                                    ------------    ------------    -----------    -----------
Increase (decrease) in net assets     24,723,600      32,337,720      8,644,625      6,460,798
Net assets at the beginning of year  134,044,256     143,413,748     44,094,242     61,756,776
                                    ------------    ------------    -----------    -----------
Net assets at the end of year       $158,767,856     175,751,468     52,738,867     68,217,574
                                    ============    ============    ===========    ===========

                                               SEGREGATED SUB-ACCOUNTS
                                    -------------------------------------------
                                    IVY FUNDS VIP  IVY FUNDS VIP
                                      MICRO-CAP      SMALL CAP    IVY FUNDS VIP
                                       GROWTH          VALUE       CORE EQUITY
                                    -------------  -------------  -------------
Operations:
   Investment income (loss) - net        (153,378)      (726,057)      (71,548)
   Net realized gains (losses) on
      investments                        (534,753)    (3,628,236)     (663,790)
   Net change in unrealized
      appreciation or depreciation
      of investments                    4,334,971     17,444,093     4,036,247
                                      -----------    -----------   -----------
Net increase (decrease) in net
   assets resulting from operations     3,646,840     13,089,800     3,300,909
                                      -----------    -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           1,524,234      2,292,156     2,357,839
   Contract withdrawals and charges    (1,947,251)    (8,669,090)   (2,688,844)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             721          2,778         2,923
   Annuity benefit payments                (6,902)       (57,308)      (32,826)
                                      -----------    -----------   -----------
Increase (decrease) in net assets
   from contract transactions            (429,198)    (6,431,463)     (360,907)
                                      -----------    -----------   -----------
Increase (decrease) in net assets       3,217,642      6,658,337     2,940,002
Net assets at the beginning of year     9,901,671     53,397,984    15,463,823
                                      -----------    -----------   -----------
Net assets at the end of year          13,119,313     60,056,321    18,403,825
                                      ===========    ===========   ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                                                                                        IVY FUNDS
                                    IVY FUNDS VIP IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP    VIP
                                       ASSET      INTERNATIONAL   SCIENCE &   IVY FUNDS VIP    DIVIDEND        HIGH       MONEY
                                      STRATEGY       GROWTH      TECHNOLOGY       BOND          INCOME        INCOME      MARKET
                                    ------------- ------------- ------------- ------------- ------------- ------------- ----------
Operations:
   Investment income (loss) - net   $ (1,247,168)       2,359      (422,794)      753,948       (61,361)    2,232,000      (44,067)
   Net realized gains (losses) on
      investments                      9,160,875     (495,699)      776,662        15,603      (126,295)     (932,576)          (2)
   Net change in unrealized
      appreciation or depreciation
      of investments                  15,275,043    4,499,485     9,272,338     1,043,147     2,145,932     9,570,812            2
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Net increase (decrease) in net
   assets resulting from operations   23,188,750    4,006,145     9,626,206     1,812,698     1,958,276    10,870,236      (44,067)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         22,593,865    2,683,114     4,978,866     6,535,369     1,930,778     4,218,595    6,171,560
   Contract withdrawals and charges  (10,791,095)  (1,917,185)   (2,589,319)   (4,534,921)   (1,254,340)   (4,003,611)  (8,726,053)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          3,111        1,203           499           426           185           283           15
   Annuity benefit payments             (131,912)     (12,832)      (20,568)       (7,020)       (4,887)       (7,010)        (696)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Increase (decrease) in net assets
   from contract transactions         11,673,969      754,300     2,369,478     1,993,854       671,736       208,257   (2,555,173)
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Increase (decrease) in net assets     34,862,719    4,760,445    11,995,684     3,806,552     2,630,012    11,078,493   (2,599,240)
Net assets at the beginning of year   97,714,391   16,233,840    22,555,230    32,722,740    11,085,937    24,628,412   13,121,956
                                    ------------   ----------    ----------    ----------    ----------    ----------   ----------
Net assets at the end of year       $132,577,110   20,994,285    34,550,914    36,529,292    13,715,949    35,706,905   10,522,716
                                    ============   ==========    ==========    ==========    ==========    ==========   ==========

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------
                                    IVY FUNDS VIP IVY FUNDS VIP  IVY FUNDS VIP IVY FUNDS VIP
                                       MORTGAGE    REAL ESTATE  GLOBAL NATURAL    MID CAP
                                      SECURITIES    SECURITIES    RESOURCES       GROWTH
                                    ------------- ------------- -------------- -------------
Operations:
   Investment income (loss) - net   $   486,544       119,130       (460,064)     (156,520)
   Net realized gains (losses) on
      investments                      (259,244)     (749,898)    (1,636,598)         (635)
   Net change in unrealized
      appreciation or depreciation
      of investments                    613,575     2,515,464     17,129,527     4,141,569
                                    -----------    ----------     ----------    ----------
Net increase (decrease) in net
   assets resulting from operations     840,875     1,884,696     15,032,865     3,984,414
                                    -----------    ----------     ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         1,486,368     1,393,522      8,012,914     1,626,711
   Contract withdrawals and charges  (1,728,224)   (1,068,074)    (2,476,368)     (878,428)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            48           204             33           115
   Annuity benefit payments                (572)       (1,843)        (3,208)       (1,008)
                                    -----------    ----------     ----------    ----------
Increase (decrease) in net assets
   from contract transactions          (242,380)      323,809      5,533,371       747,390
                                    -----------    ----------     ----------    ----------
Increase (decrease) in net assets       598,495     2,208,505     20,566,236     4,731,804
Net assets at the beginning of year  12,880,886     8,340,289     19,153,273     8,655,382
                                    -----------    ----------     ----------    ----------
Net assets at the end of year       $13,479,381    10,548,794     39,719,509    13,387,186
                                    ===========    ==========     ==========    ==========

                                             SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP
                                    IVY FUNDS VIP  PATHFINDER     PATHFINDER
                                       ENERGY      AGGRESSIVE    CONSERVATIVE
                                    ------------- ---------------------------
Operations:
   Investment income (loss) - net       (83,344)      (23,036)     (156,505)
   Net realized gains (losses) on
      investments                       (61,808)      (26,738)      (27,074)
   Net change in unrealized
      appreciation or depreciation
      of investments                  2,048,162       464,173     2,171,591
                                      ---------    ----------    ----------
Net increase (decrease) in net
   assets resulting from operations   1,903,010       414,399     1,988,012
                                      ---------    ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         1,737,137     3,501,270    14,353,431
   Contract withdrawals and charges    (379,981)     (194,523)   (1,912,147)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            62            --            (3)
   Annuity benefit payments              (1,078)           --        (1,226)
                                      ---------    ----------    ----------
Increase (decrease) in net assets
   from contract transactions         1,356,140     3,306,747    12,440,055
                                      ---------    ----------    ----------
Increase (decrease) in net assets     3,259,150     3,721,146    14,428,067
Net assets at the beginning of year   4,401,263       804,674     3,546,357
                                      ---------    ----------    ----------
Net assets at the end of year         7,660,413     4,525,820    17,974,424
                                      =========    ==========    ==========

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------
                                                    IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP     PATHFINDER     PATHFINDER
                                     PATHFINDER       MODERATELY     MODERATELY
                                      MODERATE        AGGRESSIVE   CONSERVATIVE       TOTAL
                                    -------------   -------------  -------------  -------------
Operations:
   Investment income (loss) - net   $  (649,477)        (766,426)     (251,435)      (4,999,230)
   Net realized gains (losses) on
      investments                        82,212          (54,027)     (557,086)     (47,892,128)
   Net change in unrealized
      appreciation or depreciation
      of investments                 11,648,191       17,047,733     4,121,248      562,567,896
                                    -----------      -----------    ----------    -------------
Net increase (decrease) in net
   assets resulting from operations  11,080,926       16,227,280     3,312,727      509,676,538
                                    -----------      -----------    ----------    -------------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        55,126,479       42,481,530    22,119,834      438,329,089
   Contract withdrawals and charges    (563,444)      (1,694,203)   (6,461,720)    (350,690,115)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --               --            --           29,353
   Annuity benefit payments                  --               --            --       (2,449,258)
                                    -----------      -----------    ----------    -------------
Increase (decrease) in net assets
   from contract transactions        54,563,035       40,787,327    15,658,114       85,219,069
                                    -----------      -----------    ----------    -------------
Increase (decrease) in net assets    65,643,961       57,014,607    18,970,841      594,895,607
Net assets at the beginning of year  23,397,108       43,493,673    10,450,054    1,989,973,383
                                    -----------      -----------    ----------    -------------
Net assets at the end of year       $89,041,069      100,508,280    29,420,895    2,584,868,990
                                    ===========      ===========    ==========    =============

See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
                     YEAR OR PERIOD ENDED DECEMBER 31, 2008

                                                                     SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------------
                                                                 ADVANTUS      ADVANTUS     ADVANTUS        ADVANTUS    ADVANTUS
                                       ADVANTUS     ADVANTUS       INDEX       MORTGAGE   INTERNATIONAL    INDEX 400  REAL ESTATE
                                         BOND         MONEY        500        SECURITIES      BOND          MID-CAP    SECURITIES
                                       CLASS 2       MARKET       CLASS 2       CLASS 2      CLASS 2        CLASS 2     CLASS 2
                                    ------------  -----------  ------------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net   $ (2,658,791)     473,675    (1,912,413)  (1,312,665)     (781,407)     (768,090)    (817,708)
   Net realized gains (losses) on
      investments                      4,197,471           --     6,696,765    4,773,464     3,060,272     2,033,945    4,782,581
   Net change in unrealized
      appreciation or depreciation
      of investments                 (31,957,526)          --   (82,441,904) (17,615,254)     (891,661)  (25,897,284) (27,458,766)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net increase (decrease) in net
   assets resulting from operations  (30,418,846)     473,675   (77,657,552) (14,154,455)    1,387,204   (24,631,429) (23,493,893)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         22,805,404   62,167,890     5,524,170    4,847,021    13,964,856    10,290,995    8,643,201
   Contract withdrawals and charges  (37,792,002) (41,247,191)  (33,160,476) (29,817,083)  (12,399,219)   (6,898,523) (13,033,943)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period        (18,336)      12,551        (2,682)     (21,003)        1,304         1,742        4,784
   Annuity benefit payments             (276,764)     (73,994)     (303,246)    (224,057)      (39,865)      (49,637)    (117,222)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets
   from contract transactions        (15,281,698)  20,859,256   (27,942,233) (25,215,121)    1,527,076     3,344,577   (4,503,180)
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Increase (decrease) in net assets    (45,700,544)  21,332,931  (105,599,785) (39,369,576)    2,914,280   (21,286,852) (27,997,073)
Net assets at the beginning of year  208,541,053   60,232,879   223,928,815  114,619,534    53,588,882    65,303,332   68,749,309
                                    ------------  -----------  ------------  -----------   -----------   -----------  -----------
Net assets at the end of year       $162,840,509   81,565,810   118,329,030   75,249,958    56,503,162    44,016,480   40,752,236
                                    ============  ===========  ============  ===========   ===========   ===========  ===========

See accompanying notes to financial statements.

                                                                   SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                                      ALLIANCE     AMERICAN
                                      AIM V.I.      AIM V.I.   AIM V.I.   AIM V.I.    BERNSTEIN     CENTURY     AMERICAN
                                       BASIC        CAPITAL      CORE    SMALL CAP  INTERNATIONAL    INCOME      CENTURY
                                     BALANCED    APPRECIATION   EQUITY     EQUITY       VALUE      AND GROWTH     ULTRA
                                    -----------  ------------  --------  ---------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net   $    43,589      (95,403)     2,471    (12,511)      (4,279)       12,881     (703,882)
   Net realized gains (losses) on
      investments                      (286,681)      (4,285)    16,647     (4,631)     (70,082)      427,320    7,313,528
   Net change in unrealized
      appreciation or depreciation
      of investments                   (576,054)  (3,574,872)  (233,607)  (556,450)    (223,248)   (1,964,810) (32,138,328)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Net increase (decrease) in net
   assets resulting from operations    (819,146)  (3,674,560)  (214,489)  (573,592)    (297,609)   (1,524,609) (25,528,682)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           155,673      834,908    158,958  3,101,691      402,043       478,363    2,226,615
   Contract withdrawals and charges    (360,602)  (1,280,466)  (208,381)   (52,215)    (581,438)     (997,993)  (9,197,253)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           12         --         --           --             9          301
   Annuity benefit payments                  --       (3,252)        --         --           --          (219)     (65,083)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets
   from contract transactions          (204,929)    (448,798)   (49,423) 3,049,476     (179,395)     (519,840)  (7,035,420)
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Increase (decrease) in net assets    (1,024,075)  (4,123,358)  (263,912) 2,475,884     (477,004)   (2,044,449) (32,564,102)
Net assets at the beginning of year   2,150,503    8,887,199    681,079     17,012      801,533     4,507,503   65,262,845
                                    -----------   ----------   --------  ---------     --------    ----------  -----------
Net assets at the end of year       $ 1,126,428    4,763,841    417,167  2,492,896      324,529     2,463,054   32,698,743
                                    ===========   ==========   ========  =========     ========    ==========  ===========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                   AMERICAN
                                      AMERICAN      CENTURY     CREDIT SUISSE                                             FIDELITY
                                       CENTURY    VP INFLATION      GLOBAL     FIDELITY VIP   FIDELITY VIP  FIDELITY VIP    HIGH
                                       VALUE       PROTECTION     SMALL CAP     CONTRAFUND   EQUITY-INCOME     MID-CAP     INCOME
                                    ------------  ------------  -------------  ------------  -------------  ------------  ---------
Operations:
   Investment income (loss) - net   $    327,226       82,538         9,808       (410,190)     1,124,464      (613,009)    276,980
   Net realized gains (losses) on
      investments                      1,515,939     (146,784)     (158,423)       793,886     (1,943,001)   11,699,588     (46,631)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (12,455,756)    (211,702)     (698,462)   (35,018,573)   (63,251,811)  (37,093,722)   (909,841)
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net increase (decrease) in net
   assets resulting from operations  (10,612,591)    (275,948)     (847,077)   (34,634,877)   (64,070,348)  (26,007,143)   (679,492)
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------

Contract transactions
   (notes 3 and 6):
   Contract purchase payments          1,829,533    5,283,299       723,872      4,045,882     13,964,219     2,617,812   3,199,072
   Contract withdrawals and charges   (7,314,285)  (1,423,343)   (1,174,353)   (15,101,181)   (12,563,054)  (13,622,589)   (111,551)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            213           --            (2)         2,039          2,308         3,686          --
   Annuity benefit payments               (8,940)          --           (29)       (51,824)      (149,927)      (83,628)         --
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets
   from contract transactions         (5,493,479)   3,859,956      (450,512)   (11,105,084)     1,253,546   (11,084,719)  3,087,521
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Increase (decrease) in net assets    (16,106,070)   3,584,008    (1,297,589)   (45,739,961)   (62,816,802)  (37,091,862)  2,408,029
Net assets at the beginning of year   41,139,485      290,589     2,105,030     86,667,665    146,206,707    71,686,578     301,164
                                    ------------   ----------    ----------    -----------    -----------   -----------   ---------
Net assets at the end of year       $ 25,033,415    3,874,597       807,441     40,927,704     83,389,905    34,594,716   2,709,193
                                    ============   ==========    ==========    ===========    ===========   ===========   =========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------------
                                      FRANKLIN                                  TEMPLETON
                                     LARGE CAP      FRANKLIN                    DEVELOPING    TEMPLETON    FRANKLIN    IBBOTSON
                                      GROWTH     MUTUAL SHARES    FRANKLIN       MARKETS    GLOBAL ASSET   SMALL CAP  AGGRESSIVE
                                     SECURITIES    SECURITIES   SMALL MID CAP   SECURITIES   ALLOCATION     VALUE       GROWTH
                                    -----------  -------------  -------------  -----------  ------------  ----------  ----------
Operations:
   Investment income (loss) - net   $    (4,773)      216,376       (167,124)      525,331      890,755       (7,014)     (8,094)
   Net realized gains (losses) on
      investments                       183,525       718,174      1,494,641     9,734,894   (1,638,182)      12,795     (64,338)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,614,354)   (7,245,435)    (7,904,375)  (37,274,026)  (1,957,696)    (626,431)   (135,670)
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Net increase (decrease) in net
   assets resulting from operations  (1,435,602)   (6,310,885)    (6,576,858)  (27,013,801)  (2,705,123)    (620,650)   (208,102)
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments           381,942     1,562,143      1,571,355     8,758,197    1,480,213    2,706,716   1,129,150
   Contract withdrawals and charges    (892,552)   (3,588,496)    (3,544,924)  (13,068,608)  (3,434,808)    (167,862)   (247,483)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             1           573             --        11,122          641        1,475          --
   Annuity benefit payments                (181)       (3,616)            --       (66,728)      (6,559)     (12,263)         --
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Increase (decrease) in net assets
   from contract transactions          (510,790)   (2,029,396)    (1,973,569)   (4,366,017)  (1,960,513)   2,528,066     881,667
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Increase (decrease) in net assets    (1,946,392)   (8,340,281)    (8,550,427)  (31,379,818)  (4,665,636)   1,907,416     673,565
Net assets at the beginning of year   4,340,490    17,767,090     16,527,737    54,324,925   11,299,506      192,513     157,968
                                    -----------    ----------     ----------   -----------   ----------    ---------   ---------
Net assets at the end of year       $ 2,394,098     9,426,809      7,977,310    22,945,107    6,633,870    2,099,929     831,533
                                    ===========    ==========     ==========   ===========   ==========    =========   =========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------
                                                                            IBBOTSON     JANUS        JANUS      JANUS ASPEN
                                      IBBOTSON     IBBOTSON     IBBOTSON     INCOME      ASPEN        ASPEN     INTERNATIONAL
                                      BALANCED   CONSERVATIVE    GROWTH    AND GROWTH   BALANCED      FORTY         GROWTH
                                    -----------  ------------  ----------  ----------  ----------  -----------  -------------
Operations:
   Investment income (loss) - net   $  (104,893)     (17,854)     (84,215)    (58,891)    123,709     (454,034)     (190,089)
   Net realized gains (losses) on
      investments                      (395,404)     (97,254)     (71,606)    (51,368)    982,153    1,548,280    16,884,756
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,592,556)     (34,316)  (2,402,557)   (588,519) (3,200,493) (19,712,643)  (71,123,704)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Net increase (decrease) in net
   assets resulting from operations  (2,092,853)    (149,424)  (2,558,378)   (698,778) (2,094,631) (18,618,397)  (54,429,037)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments        11,463,821    3,228,370   12,718,211   6,040,876   2,823,728    9,672,609    18,644,308
   Contract withdrawals and charges  (1,722,956)  (1,428,460)    (322,869)   (723,608) (2,293,244)  (7,874,143)  (11,072,980)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --           --           --          --          --        1,902         2,948
   Annuity benefit payments                  --           --           --          --          --      (54,727)      (59,330)
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Increase (decrease) in net assets
   from contract transactions         9,740,865    1,799,910   12,395,342   5,317,268     530,484    1,745,641     7,514,946
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Increase (decrease) in net assets     7,648,012    1,650,486    9,836,964   4,618,490  (1,564,147) (16,872,756)  (46,914,091)
Net assets at the beginning of year   3,909,238       89,562    1,245,414     722,107  10,957,551   39,713,870   100,344,367
                                    -----------   ----------   ----------   ---------  ----------  -----------   -----------
Net assets at the end of year       $11,557,250    1,740,048   11,082,378   5,340,597   9,393,404   22,841,114    53,430,276
                                    ===========   ==========   ==========   =========  ==========  ===========   ===========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                    ---------------------------------------------------------------------------------------
                                                                                                    NEUBERGER
                                    JANUS ASPEN       MFS         MFS         MFS                      AMT      OPPENHEIMER
                                      MID CAP      INVESTORS    MID CAP       NEW         MFS        SOCIALLY     CAPITAL
                                       VALUE     GROWTH STOCK    GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                    -----------  ------------  ---------  ----------  -----------  ----------  ------------
Operations:
   Investment income (loss) - net    $   (5,212)    (138,638)    (11,321)   (133,003)    (140,732)     1,102       (53,157)
   Net realized gains (losses) on
      investments                        21,358      549,803      93,198   1,563,038    1,018,319     11,200        95,100
   Net change in unrealized
      appreciation or depreciation
      of investments                   (383,275)  (6,145,315)   (573,906) (5,582,854) (12,671,563)   (94,781)   (2,126,206)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Net increase (decrease) in net
   assets resulting from operations    (367,129)  (5,734,150)   (492,029) (4,152,819) (11,793,976)   (82,479)   (2,084,263)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         2,064,148    8,734,064     132,932     533,021   21,879,122    233,651       778,854
   Contract withdrawals and charges     (73,200)    (384,280)   (225,480) (1,904,552)  (1,248,679)   (14,624)     (864,936)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            --          (61)         --         (72)          80         --            --
   Annuity benefit payments                  --       (5,103)         --     (24,766)     (16,120)        --            --
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Increase (decrease) in net assets
   from contract transactions         1,990,948    8,344,620     (92,548) (1,396,369)  20,614,403    219,027       (86,082)
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Increase (decrease) in net assets     1,623,819    2,610,470    (584,577) (5,549,188)   8,820,427    136,548    (2,170,345)
Net assets at the beginning of year      14,020    9,310,158   1,056,931  11,537,308   21,698,162     11,969     4,622,217
                                     ----------   ----------   ---------  ----------  -----------    -------    ----------
Net assets at the end of year        $1,637,839   11,920,628     472,354   5,988,120   30,518,589    148,517     2,451,872
                                     ==========   ==========   =========  ==========  ===========    =======    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                  OPPENHEIMER   OPPENHEIMER    PUTNAM VT    PUTNAM VT      PUTNAM VT     PUTNAM VT
                                     OPPENHEIMER  MAIN STREET  INTERNATIONAL  GROWTH AND  INTERNATIONAL      NEW            NEW
                                     HIGH INCOME   SMALL CAP      GROWTH        INCOME       EQUITY      OPPORTUNITIES     VALUE
                                    ------------  -----------  -------------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net   $  1,863,415     (1,094)        (44,425)      15,495        70,603        (6,495)       13,399
   Net realized gains (losses) on
      investments                     (1,777,014)    (3,427)        503,781      164,916     1,595,056        10,428        28,170
   Net change in unrealized
      appreciation or depreciation
      of investments                 (31,344,649)   (52,902)     (3,728,425)  (1,189,955)   (6,978,687)     (214,637)   (1,529,454)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Net increase (decrease) in net
   assets resulting from operations  (31,258,248)   (57,423)     (3,269,069)  (1,009,544)   (5,313,028)     (210,704)   (1,487,885)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          8,199,594    188,320         874,838      297,443       582,275        69,051       377,611
   Contract withdrawals and charges   (5,313,075)    (6,991)     (1,578,384)    (375,125)   (1,891,131)     (230,948)     (965,186)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             50         --             (13)           3            16            --           (29)
   Annuity benefit payments              (45,755)        --            (798)        (225)       (5,691)           --          (766)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Increase (decrease) in net assets
   from contract transactions          2,840,814    181,329        (704,357)     (77,904)   (1,314,531)     (161,897)     (588,370)
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Increase (decrease) in net assets    (28,417,434)   123,906      (3,973,426)  (1,087,448)   (6,627,559)     (372,601)   (2,076,255)
Net assets at the beginning of year   40,749,362      9,661       7,866,794    2,549,213    12,899,782       661,091     3,687,878
                                    ------------    -------      ----------   ----------    ----------      --------    ----------
Net assets at the end of year       $ 12,331,928    133,567       3,893,368    1,461,765     6,272,223       288,490     1,611,623
                                    ============    =======      ==========   ==========    ==========      ========    ==========

See accompanying notes to financial statements.

                                                                    SEGREGATED SUB-ACCOUNTS
                                    --------------------------------------------------------------------------------------
                                                                                    VAN KAMPEN   VAN KAMPEN
                                                           VAN KAMPEN  VAN KAMPEN  UIF EMERGING    UIF US
                                    PUTNAM VT  VAN KAMPEN   STRATEGIC  GROWTH AND     MARKETS      MID CAP   IVY FUNDS VIP
                                     VOYAGER    COMSTOCK     GROWTH      INCOME       EQUITY        VALUE      BALANCED
                                    ---------  ----------  ----------  ----------  ------------  ----------  -------------
Operations:
   Investment income (loss) - net   $  (9,914)     52,152     (2,447)      14,169      (12,751)        (51)    (1,569,802)
   Net realized gains (losses) on
      investments                     (11,044)     23,089     (2,306)      (9,946)      79,536      (3,449)     2,516,804
   Net change in unrealized
      appreciation or depreciation
      of investments                 (308,359) (2,608,942)  (105,686)  (1,352,328)    (834,414)     (4,670)   (33,671,974)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Net increase (decrease) in net
   assets resulting from operations  (329,317) (2,533,701)  (110,439)  (1,348,105)    (767,629)     (8,170)   (32,724,972)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          90,100     711,144     55,413      913,693    1,676,452      51,191      3,083,448
   Contract withdrawals and charges  (139,697) (1,418,415)   (43,160)    (865,482)    (405,167)    (30,922)   (27,654,744)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          --         (24)        --           --           --          --         (8,542)
   Annuity benefit payments                --      (1,675)        --           --           --          --       (475,504)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Increase (decrease) in net assets
   from contract transactions         (49,597)   (708,970)    12,253       48,211    1,271,285      20,269    (25,055,342)
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Increase (decrease) in net assets    (378,914) (3,242,671)   (98,186)  (1,299,894)     503,656      12,099    (57,780,314)
Net assets at the beginning of year   902,318   7,347,962    224,575    4,049,042      542,659       2,840    162,224,826
                                    ---------  ----------   --------   ----------    ---------     -------    -----------
Net assets at the end of year       $ 523,404   4,105,291    126,389    2,749,148    1,046,315      14,939    104,444,512
                                    =========  ==========   ========   ==========    =========     =======    ===========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------------------------------------------
                                                  IVY FUNDS VIP IVY FUNDS VIP               IVY FUNDS VIP IVY FUNDS VIP     IVY
                                    IVY FUNDS VIP INTERNATIONAL   SMALL CAP   IVY FUNDS VIP   MICRO-CAP     SMALL CAP    FUNDS VIP
                                        GROWTH        VALUE        GROWTH         VALUE        GROWTH         VALUE     CORE EQUITY
                                    ------------- ------------- ------------- ------------- ------------- ------------- -----------
Operations:
   Investment income (loss) - net    $ (2,383,985)   (1,689,231)    (823,382)     (886,676)     (216,440)     (818,610)    (261,578)
   Net realized gains (losses) on
      investments                       4,469,043     8,324,986   (2,735,205)     (404,036)      322,589      (584,453)     491,080
   Net change in unrealized
      appreciation or depreciation
      of investments                  (82,064,843) (116,214,280) (27,946,228)  (32,334,818)  (10,079,829)  (19,386,946)  (8,985,299)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Net increase (decrease) in net
   assets resulting from operations   (79,979,785) (109,578,525) (31,504,815)  (33,625,530)   (9,973,680)  (20,790,009)  (8,755,797)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          17,619,473    21,998,875    4,260,113    11,528,855     1,748,493     8,715,808    3,472,305
   Contract withdrawals and charges   (24,228,055)  (29,677,815) (11,361,380)  (12,930,206)   (3,710,902)  (13,320,171)  (3,932,903)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period          (7,135)      (13,402)      (8,445)       10,524           836         8,100        3,736
   Annuity benefit payments              (248,372)     (245,975)    (103,082)      (97,281)      (11,378)      (72,618)     (52,373)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets
   from contract transactions          (6,864,089)   (7,938,317)  (7,212,794)   (1,488,108)   (1,972,951)   (4,668,881)    (509,235)
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Increase (decrease) in net assets     (86,843,874) (117,516,842) (38,717,609)  (35,113,638)  (11,946,631)  (25,458,890)  (9,265,032)
Net assets at the beginning of year   220,888,130   260,930,590   82,811,851    96,870,414    21,848,302    78,856,874   24,728,855
                                     ------------  ------------  -----------   -----------   -----------   -----------   ----------
Net assets at the end of year        $134,044,256   143,413,748   44,094,242    61,756,776     9,901,671    53,397,984   15,463,823
                                     ============  ============  ===========   ===========   ===========   ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                    ------------------------------------------------------------------------------------------------
                                    IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP                IVY FUNDS    IVY FUNDS  IVY FUNDS VIP
                                        ASSET      INTERNATIONAL    SCIENCE &     IVY FUNDS  VIP DIVIDEND   VIP HIGH       MONEY
                                       STRATEGY        GROWTH       TECHNOLOGY    VIP BOND      INCOME       INCOME        MARKET
                                    -------------  -------------  -------------  ----------  ------------  ----------  -------------
Operations:
   Investment income (loss) - net    $ (1,307,494)     (289,043)      (464,781)    (473,109)    (206,246)    (247,579)       87,594
   Net realized gains (losses) on
      investments                      12,030,503     1,158,006        800,334     (398,843)     314,507     (821,623)           --
   Net change in unrealized
      appreciation or depreciation
      of investments                  (49,512,006)  (13,034,120)   (12,569,768)     331,322   (6,431,916)  (6,401,118)           --
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Net increase (decrease) in net
   assets resulting from operations   (38,788,997)  (12,165,157)   (12,234,215)    (540,630)  (6,323,655)  (7,470,320)       87,594
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments          33,753,689     4,257,720      4,415,418    7,672,300    3,327,072    4,418,580     8,479,871
   Contract withdrawals and charges   (23,567,506)   (3,573,501)    (4,389,521)  (7,930,710)  (1,590,014)  (3,994,234)   (5,496,412)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period           2,745           983            470          181          169          133            12
   Annuity benefit payments              (143,334)      (19,533)       (21,263)      (4,010)      (6,770)      (4,044)         (726)
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Increase (decrease) in net assets
   from contract transactions          10,045,594       665,669          5,104     (262,239)   1,730,457      420,435     2,982,745
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Increase (decrease) in net assets     (28,743,403)  (11,499,488)   (12,229,111)    (802,869)  (4,593,198)  (7,049,885)    3,070,339
Net assets at the beginning of year   126,457,794    27,733,328     34,784,341   33,525,609   15,679,135   31,678,297    10,051,617
                                     ------------   -----------    -----------   ----------   ----------   ----------    ----------
Net assets at the end of year        $ 97,714,391    16,233,840     22,555,230   32,722,740   11,085,937   24,628,412    13,121,956
                                     ============   ===========    ===========   ==========   ==========   ==========    ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                        IVY          IVY
                                     FUNDS VIP    FUNDS VIP    IVY FUNDS VIP   IVY FUNDS              IVY FUNDS VIP  IVY FUNDS VIP
                                      MORTGAGE   REAL ESTATE  GLOBAL NATURAL    VIP MID    IVY FUNDS    PATHFINDER    PATHFINDER
                                     SECURITIES   SECURITIES     RESOURCES    CAP GROWTH  VIP ENERGY   AGGRESSIVE*   CONSERVATIVE*
                                    -----------  -----------  --------------  ----------  ----------  -------------  -------------
Operations:
   Investment income (loss) - net   $   (71,497)    (111,120)       (47,853)    (161,820)    (85,152)      (5,015)        (12,057)
   Net realized gains (losses) on
      investments                      (343,432)     209,007      2,794,567      300,247     114,536      (23,511)        (15,568)
   Net change in unrealized
      appreciation or depreciation
      of investments                 (1,552,760)  (4,811,356)   (32,311,756)  (5,134,111) (3,669,897)    (148,906)       (122,808)
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Net increase (decrease) in net
   assets resulting from operations  (1,967,689)  (4,713,469)   (29,565,042)  (4,995,684) (3,640,513)    (177,432)       (150,433)
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         4,154,842    2,390,081     11,463,564    1,968,457   2,703,779    1,059,072       3,816,686
   Contract withdrawals and charges  (3,430,450)  (1,541,600)    (5,750,283)    (828,353)   (729,337)     (76,966)       (119,896)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period            45          293            147          119          --           --              --
   Annuity benefit payments                (633)      (3,115)        (3,993)      (1,249)         --           --              --
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Increase (decrease) in net assets
   from contract transactions           723,804      845,659      5,709,436    1,138,974   1,974,442      982,106       3,696,790
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Increase (decrease) in net assets    (1,243,885)  (3,867,810)   (23,855,606)  (3,856,710) (1,666,071)     804,674       3,546,357
Net assets at the beginning of year  14,124,771   12,208,099     43,008,879   12,512,092   6,067,334           --              --
                                    -----------   ----------    -----------   ----------  ----------    ---------      ----------
Net assets at the end of year       $12,880,886    8,340,289     19,153,273    8,655,382   4,401,263      804,674       3,546,357
                                    ===========   ==========    ===========   ==========  ==========    =========      ==========

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                                                      SEGREGATED SUB-ACCOUNTS
                                    -----------------------------------------------------------
                                                   IVY FUNDS VIP  IVY FUNDS VIP
                                    IVY FUNDS VIP    PATHFINDER     PATHFINDER
                                       PATHFINDER    MODERATELY     MODERATELY
                                        MODERATE*   AGGRESSIVE*   CONSERVATIVE*      TOTAL
                                    -------------  -------------  -------------  --------------
Operations:
   Investment income (loss) - net    $   (87,540)      (181,756)       (30,557)     (17,951,160)
   Net realized gains (losses) on
      investments                         (4,645)       (58,644)        (7,258)     106,290,751
   Net change in unrealized
      appreciation or depreciation
      of investments                  (2,335,819)    (5,683,921)      (578,505)  (1,083,065,076)
                                     -----------     ----------     ----------   --------------
Net increase (decrease) in net
   assets resulting from operations   (2,428,004)    (5,924,321)      (616,320)    (994,725,485)
                                     -----------     ----------     ----------   --------------
Contract transactions
   (notes 3 and 6):
   Contract purchase payments         25,844,671     50,017,926     11,167,089      551,228,220
   Contract withdrawals and charges      (19,559)      (599,932)      (100,715)    (497,254,728)
   Actuarial adjustments for
      mortality experience on
      annuities in payment period             --             --             --           (3,494)
   Annuity benefit payments                   --             --             --       (3,267,243)
                                     -----------     ----------     ----------   --------------
Increase (decrease) in net assets
   from contract transactions         25,825,112     49,417,994     11,066,374       50,702,754
                                     -----------     ----------     ----------   --------------
Increase (decrease) in net assets     23,397,108     43,493,673     10,450,054     (944,022,731)
Net assets at the beginning of year           --             --             --    2,933,996,114
                                     -----------     ----------     ----------   --------------
Net assets at the end of year        $23,397,108     43,493,673     10,450,054    1,989,973,383
                                     ===========     ==========     ==========   ==============

*    For the period from May 1, 2008 through December 31, 2008

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of eighty segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the eighty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Ibbotson Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., Putnam Variable Trust, Van Kampen Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first-in first-out basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the years ended December 31, 2009 and 2008, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table.

CLOSED PORTFOLIO                          RECEIVING PORTFOLIO                      DATE MERGED
---------------------------------------   --------------------------------------   -------------
Waddell & Reed  Balanced                  Ivy Funds VIP Balanced                   July 31, 2008
Waddell & Reed  Growth                    Ivy Funds VIP Growth                     July 31, 2008
Waddell & Reed  International Value       Ivy Funds VIP International Value        July 31, 2008
Waddell & Reed  Small Cap Growth          Ivy Funds VIP Small Cap Growth           July 31, 2008
Waddell & Reed  Value                     Ivy Funds VIP Value                      July 31, 2008
Waddell & Reed  Micro-Cap Growth          Ivy Funds VIP Micro-Cap Growth           July 31, 2008
Waddell & Reed  Small Cap Value           Ivy Funds VIP Small Cap Value            July 31, 2008
Waddell & Reed  Core Equity               Ivy Funds VIP Core Equity                July 31, 2008
Waddell & Reed  Asset Strategy            Ivy Funds VIP Asset Strategy             July 31, 2008
Waddell & Reed  International Growth      Ivy Funds VIP International Growth       July 31, 2008
Waddell & Reed  Science & Technology      Ivy Funds VIP Science & Technology       July 31, 2008
Waddell & Reed Bond                       Ivy Funds VIP Bond                       July 31, 2008
Waddell & Reed Dividend Income            Ivy Funds VIP Dividend Income            July 31, 2008
Waddell & Reed High Income                Ivy Funds VIP High Income                July 31, 2008
Waddell & Reed Money Market               Ivy Funds VIP Money Market               July 31, 2008
Waddell & Reed Mortgage Securities        Ivy Funds VIP Mortgage Securities        July 31, 2008
Waddell & Reed Real Estate Securities     Ivy Funds VIP Real Estate Securities     July 31, 2008
Waddell & Reed Global Natural Resources   Ivy Funds VIP Global Natural Resources   July 31, 2008
Waddell & Reed Mid Cap Growth             Ivy Funds VIP Mid Cap Growth             July 31, 2008
Waddell & Reed Energy                     Ivy Funds VIP Energy                     July 31, 2008

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $81,929 and $122,393, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $256,848 and $426,171, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2009 and 2008, contingent deferred sales charges for all Advisor classes totaled $1,414,198 and $1,510,857, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2009 and 2008.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2009 and 2008, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2009 and 2008, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2009 and 2008.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2009 and 2008, contingent deferred sales charges totaled $571,329 and $581,786, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee ranging from 0.02 percent to 1.19 percent of net assets to State Street, Inc. for daily fund accounting services.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4) FAIR VALUE MEASUREMENTS

The Account has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Account's own assumptions in determining the fair value of investments).

The valuation techniques used by the Account to measure fair value during the year ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended December 31, 2009, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2009:

Advantus Bond Class 2                               $21,921,533
Advantus Money Market                                22,249,121
Advantus Index 500 Class 2                            3,788,633
Advantus Mortgage Securities Class 2                  4,979,775
Advantus International Bond Class 2                   8,118,931
Advantus Index 400 Mid-Cap Class 2                    3,908,898
Advantus Real Estate Securities Class 2               5,511,762
AIM V.I. Basic Balanced                                 210,601
AIM V.I. Capital Appreciation                           379,014
AIM V.I. Core Equity                                     84,820
AIM V.I. Small Cap Equity                             2,692,983
Alliance Bernstein International Value                  256,588
American Century Income and Growth                      223,933
American Century Ultra                                  901,273
American Century Value                                4,115,279
American Century VP Inflation Protection              7,688,133
Credit Suisse Trust International Equity Flex III       644,672
Fidelity VIP Contrafund                               2,687,603
Fidelity VIP Equity-Income                            6,419,911
Fidelity VIP Mid-Cap                                  2,475,540
Fidelity High Income                                  6,693,825
Franklin Large Cap Growth Securities                    501,578
Franklin Mutual Shares Securities                     1,000,775
Franklin Small Mid Cap                                1,342,273
Templeton Developing Markets Securities               5,585,404
Templeton Global Asset Allocation                     1,826,207
Franklin Small Cap Value                              2,284,147
Ibbotson Aggressive Growth                            1,021,016
Ibbotson Balanced                                    18,414,235
Ibbotson Conservative                                 6,262,763
Ibbotson Growth                                      10,467,715
Ibbotson Income and Growth                            9,981,352
Janus Aspen Balanced                                  3,141,106
Janus Aspen Forty                                     4,613,867
Janus Aspen International Growth                      9,712,224
Janus Aspen Mid Cap Value                             1,848,231
MFS Investors Growth Stock                            3,362,284
MFS Mid Cap Growth                                       63,892
MFS New Discovery                                       551,669
MFS Value                                            12,197,696
Neuberger AMT Socially Responsive                       109,077
Oppenheimer Capital Appreciation                        428,944

Oppenheimer High Income                               6,923,269
Oppenheimer Main Street Small Cap                       121,872
Oppenheimer International Growth                        536,157
Putnam VT Growth and Income                             144,110
Putnam VT International Equity                          263,783
Putnam VT New Opportunities                              76,552
Putnam VT Equity Income                                 220,197
Putnam VT Voyager                                       446,756
Van Kampen Comstock                                     518,440
Van Kampen Emerging Growth                              229,716
Van Kampen Growth and Income                            629,800
Van Kampen UIF Emerging Markets Equity                1,510,619
Van Kampen UIF US Mid Cap Value                          30,533
Ivy Funds VIP Balanced                                4,504,837
Ivy Funds VIP Growth                                 11,985,644
Ivy Funds VIP International Value                    22,076,853
Ivy Funds VIP Small Cap Growth                        2,842,916
Ivy Funds VIP Value                                   4,241,169
Ivy Funds VIP Micro-Cap Growth                        1,467,982
Ivy Funds VIP Small Cap Value                         2,116,263
Ivy Funds VIP Core Equity                             2,427,020
Ivy Funds VIP Asset Strategy                         32,621,185
Ivy Funds VIP International Growth                    2,805,967
Ivy Funds VIP Science & Technology                    6,455,931
Ivy Funds VIP Bond                                    7,438,908
Ivy Funds VIP Dividend Income                         1,950,444
Ivy Funds VIP High Income                             6,718,518
Ivy Funds VIP Money Market                            6,214,340
Ivy Funds VIP Mortgage Securities                     2,049,666
Ivy Funds VIP Real Estate Securities                  1,585,115
Ivy Funds VIP Global Natural Resources                7,693,430
Ivy Funds VIP Mid Cap Growth                          1,560,002
Ivy Funds VIP Energy                                  1,685,917
Ivy Funds VIP Pathfinder Aggressive                   3,515,397
Ivy Funds VIP Pathfinder Conservative                14,335,174
Ivy Funds VIP Pathfinder Moderate                    54,801,556
Ivy Funds VIP Pathfinder Moderately Aggressive       42,586,639
Ivy Funds VIP Pathfinder Moderately Conservative     22,061,788

(6) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2009 and 2008 were as follows:

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                                                          ADVANTUS       ADVANTUS        ADVANTUS
                                            ADVANTUS       ADVANTUS        INDEX         MORTGAGE     INTERNATIONAL
                                              BOND          MONEY           500         SECURITIES         BOND
                                            CLASS 2         MARKET        CLASS 2        CLASS 2         CLASS 2
                                          -----------    -----------    -----------    -----------    -------------
Units outstanding at
   December 31, 2007                      145,226,521     46,884,970     84,519,950     68,242,542      41,431,353
      Contract purchase
         payments                          19,181,356     48,066,674      2,543,254      3,896,132      11,665,247
      Contract terminations, withdrawal
         payments and charges             (27,241,995)   (32,490,869)   (14,548,376)   (18,568,470)     (9,803,396)
                                          -----------    -----------    -----------    -----------      ----------
Units outstanding at
   December 31, 2008                      137,165,882     62,460,775     72,514,828     53,570,204      43,293,204
      Contract purchase
         payments                          19,665,471     18,272,903      2,173,053      4,631,724       6,440,859
      Contract terminations, withdrawal
         payments and charges             (15,933,781)   (33,789,231)    (9,910,870)   (10,104,759)     (6,348,778)
                                          -----------    -----------    -----------    -----------      ----------
Units outstanding at
   December 31, 2009                      140,897,572     46,944,447     64,777,011     48,097,169      43,385,285
                                          ===========    ===========    ===========    ===========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                            ADVANTUS       ADVANTUS
                                           INDEX 400     REAL ESTATE      AIM V.I.       AIM V.I.        AIM V.I.
                                            MID-CAP       SECURITIES       BASIC         CAPITAL           CORE
                                            CLASS 2        CLASS 2        BALANCED     APPRECIATION       EQUITY
                                          -----------    -----------    -----------    -----------    -------------
Units outstanding at
   December 31, 2007                       32,557,968     28,213,414     1,635,426       5,401,297       491,374
      Contract purchase
         payments                           6,643,677      4,581,871       128,441         679,953       123,189
      Contract terminations, withdrawal
         payments and charges              (3,785,807)    (5,813,924)     (354,878)       (985,663)     (189,481)
                                           ----------     ----------     ---------       ---------      --------
Units outstanding at
   December 31, 2008                       35,415,838     26,981,361     1,408,989       5,095,587       425,082
      Contract purchase
         payments                           3,083,101      4,585,231       174,832         403,472        74,084
      Contract terminations, withdrawal
         payments and charges              (4,111,797)    (4,991,242)     (356,880)       (752,058)      (68,048)
                                           ----------     ----------     ---------       ---------      --------
Units outstanding at
   December 31, 2009                       34,387,142     26,575,350     1,226,941       4,747,001       431,118
                                           ==========     ==========     =========       =========      ========

                                                                       SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------
                                                             ALLIANCE          AMERICAN
                                            AIM V.I.         BERNSTEIN         CENTURY          AMERICAN        AMERICAN
                                            SMALL CAP      INTERNATIONAL        INCOME          CENTURY          CENTURY
                                             EQUITY            VALUE          AND GROWTH         ULTRA            VALUE
                                          ------------    ---------------    ------------    -------------    ------------
Units outstanding at
   December 31, 2007                           18,445          869,782        2,953,275        44,724,508      26,229,715
      Contract purchase
         payments                           4,045,618          584,772          350,330         2,097,265       1,270,362
      Contract terminations, withdrawal
         payments and charges                 (76,494)        (691,606)        (816,425)       (7,962,387)     (5,465,156)
                                            ---------        ---------        ---------        ----------      ----------
Units outstanding at
   December 31, 2008                        3,987,569          762,948        2,487,180        38,859,386      22,034,921
      Contract purchase
         payments                           4,463,745          487,447          131,150         1,022,740       2,528,093
      Contract terminations, withdrawal
         payments and charges                (242,587)        (134,834)        (328,303)       (5,543,245)     (2,263,788)
                                            ---------        ---------        ---------        ----------      ----------
Units outstanding at
   December 31, 2009                        8,208,727        1,115,561        2,290,027        34,338,881      22,299,226
                                            =========        =========        =========        ==========      ==========

                                                                       SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------------------
                                            AMERICAN       CREDIT SUISSE
                                            CENTURY            TRUST
                                          VP INFLATION     INTERNATIONAL     FIDELITY VIP     FIDELITY VIP    FIDELITY VIP
                                           PROTECTION     EQUITY FLEX III     CONTRAFUND     EQUITY-INCOME      MID-CAP
                                          ------------    ---------------    ------------    -------------    ------------
Units outstanding at
   December 31, 2007                          277,346        2,945,080        48,805,678       90,431,982      28,299,215
      Contract purchase
         payments                           4,951,066        1,245,087         2,667,067       11,022,997       1,336,543
      Contract terminations, withdrawal
         payments and charges              (1,425,219)      (2,057,957)      (11,353,629)     (10,686,930)     (6,703,877)
                                           ----------       ----------       -----------      -----------      ----------
Units outstanding at
   December 31, 2008                        3,803,193        2,132,210        40,119,116       90,768,049      22,931,881
      Contract purchase
         payments                           7,087,982        1,299,320         1,987,361        5,563,641       1,338,267
      Contract terminations, withdrawal
         payments and charges              (1,079,327)      (1,470,112)       (7,747,403)     (14,307,142)     (4,449,701)
                                           ----------       ----------       -----------      -----------      ----------
Units outstanding at
   December 31, 2009                        9,811,848        1,961,418        34,359,074       82,024,548      19,820,447
                                           ==========       ==========       ===========      ===========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------
                                                           FRANKLIN                                        TEMPLETON
                                            FIDELITY      LARGE CAP        FRANKLIN                        DEVELOPING
                                              HIGH          GROWTH      MUTUAL SHARES      FRANKLIN         MARKETS
                                             INCOME       SECURITIES      SECURITIES     SMALL MID CAP     SECURITIES
                                          ------------    ----------    -------------    -------------    ------------
Units outstanding at
   December 31, 2007                          306,234     3,040,952      10,454,284       15,600,282       19,871,805
      Contract purchase
         payments                           3,563,640       323,213       1,064,528        1,821,526        3,935,574
      Contract terminations, withdrawal
         payments and charges                (145,353)     (774,201)     (2,641,616)      (4,279,793)      (6,526,054)
                                           ----------     ---------      ----------       ----------       ----------
Units outstanding at
   December 31, 2008                        3,724,521     2,589,964       8,877,196       13,142,015       17,281,325
      Contract purchase
         payments                           6,863,370       461,101         789,495        1,906,310        2,809,055
      Contract terminations, withdrawal
         payments and charges                (486,823)     (516,609)     (2,156,469)      (3,361,091)      (4,650,524)
                                           ----------     ---------      ----------       ----------       ----------
Units outstanding at
   December 31, 2009                       10,101,068     2,534,456       7,510,222       11,687,234       15,439,856
                                           ==========     =========      ==========       ==========       ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------
                                            TEMPLETON      FRANKLIN        IBBOTSON
                                          GLOBAL ASSET     SMALL CAP      AGGRESSIVE        IBBOTSON        IBBOTSON
                                           ALLOCATION        VALUE          GROWTH          BALANCED      CONSERVATIVE
                                          ------------    ----------    -------------    -------------    ------------
Units outstanding at
   December 31, 2007                        6,932,449       211,401         168,136        4,019,160           88,584
      Contract purchase
         payments                             978,775     3,495,082       1,595,733       14,034,612        3,293,103
      Contract terminations, withdrawal
         payments and charges              (2,460,146)     (221,895)       (350,196)      (2,220,422)      (1,528,091)
                                           ----------     ---------       ---------       ----------       ----------
Units outstanding at
   December 31, 2008                        5,451,078     3,484,588       1,413,673       15,833,350        1,853,596
      Contract purchase
         payments                             845,516     3,425,289       1,743,092       24,618,585        6,671,779
      Contract terminations, withdrawal
         payments and charges              (1,314,557)     (420,779)       (940,616)      (1,286,826)      (1,358,104)
                                           ----------     ---------       ---------       ----------       ----------
Units outstanding at
   December 31, 2009                        4,982,037     6,489,098       2,216,149       39,165,109        7,167,271
                                           ==========     =========       =========       ==========       ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                           IBBOTSON       JANUS         JANUS        JANUS ASPEN
                                           IBBOTSON         INCOME        ASPEN         ASPEN       INTERNATIONAL
                                            GROWTH        AND GROWTH     BALANCED       FORTY           GROWTH
                                          -----------    ------------   ----------    ----------    -------------
Units outstanding at
   December 31, 2007                        1,310,459        729,571     7,373,611    28,478,032    40,245,482
      Contract purchase
         payments                          16,372,224      6,511,683     1,974,282     7,053,823     8,453,163
      Contract terminations, withdrawal
         payments and charges                (423,956)      (804,632)   (1,733,284)   (7,156,150)   (7,416,081)
                                           ----------     ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2008                       17,258,727      6,436,622     7,614,609    28,375,705    41,282,564
      Contract purchase
         payments                          16,045,468     11,609,032     1,881,715     4,568,792     5,164,144
      Contract terminations, withdrawal
         payments and charges              (1,661,098)    (1,624,067)   (2,225,423)   (6,292,843)   (8,629,303)
                                           ----------     ----------    ----------    ----------    ----------
Units outstanding at
   December 31, 2009                       31,643,097     16,421,587     7,270,901    26,651,654    37,817,405
                                           ==========     ==========    ==========    ==========    ==========

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                          JANUS ASPEN        MFS            MFS           MFS
                                            MID CAP        INVESTORS      MID CAP         NEW            MFS
                                             VALUE       GROWTH STOCK     GROWTH       DISCOVERY        VALUE
                                          -----------    ------------   ----------    ----------    -------------
Units outstanding at
   December 31, 2007                          14,800       6,385,813      724,356      7,675,209     12,264,716
      Contract purchase
         payments                          2,516,195       6,990,477      131,117        495,692     14,464,018
      Contract terminations, withdrawal
         payments and charges               (104,057)       (360,155)    (192,350)    (1,485,000)      (989,569)
                                           ---------      ----------     --------     ----------     ----------
Units outstanding at
   December 31, 2008                       2,426,938      13,016,135      663,123      6,685,901     25,739,165
      Contract purchase
         payments                          2,459,108       3,376,502       87,043        499,297     10,122,068
      Contract terminations, withdrawal
         payments and charges               (190,900)       (951,432)    (158,817)    (1,314,727)    (1,222,188)
                                           ---------      ----------     --------     ----------     ----------
 Units outstanding at
   December 31, 2009                       4,695,146      15,441,205      591,349      5,870,471     34,639,045
                                           =========      ==========     ========     ==========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                          NEUBERGER
                                             AMT        OPPENHEIMER                    OPPENHEIMER    OPPENHEIMER
                                           SOCIALLY       CAPITAL       OPPENHEIMER    MAIN STREET   INTERNATIONAL
                                          RESPONSIVE    APPRECIATION    HIGH INCOME     SMALL CAP       GROWTH
                                          ----------   -------------   -------------   -----------   -------------
Units outstanding at
   December 31, 2007                         12,411      3,059,341       29,758,272       10,657       3,248,598
      Contract purchase
         payments                           264,221        649,421       17,455,773      241,123         424,840
      Contract terminations, withdrawal
         payments and charges               (19,376)      (721,878)      (4,757,487)     (11,341)       (848,259)
                                           --------      ---------      -----------      -------       ---------
Units outstanding at
   December 31, 2008                        257,256      2,986,884       42,456,558      240,439       2,825,179
      Contract purchase
         payments                           162,152        439,024       23,887,501      202,291         306,198
      Contract terminations, withdrawal
         payments and charges              (161,247)      (805,321)     (10,358,156)     (96,882)       (580,610)
                                           --------      ---------      -----------      -------       ---------
Units outstanding at
   December 31, 2009                        258,161      2,620,587       55,985,903      345,848       2,550,767
                                           ========      =========      ===========      =======       =========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT
                                          GROWTH AND   INTERNATIONAL        NEW           EQUITY       PUTNAM VT
                                            INCOME         EQUITY      OPPORTUNITIES      INCOME        VOYAGER
                                          ----------   -------------   -------------   -----------   -------------
Units outstanding at
   December 31, 2007                       1,817,124     6,299,982        419,456       2,375,183       705,995
      Contract purchase
         payments                            266,630       407,240         46,987         312,044        94,361
      Contract terminations, withdrawal
         payments and charges               (373,944)   (1,176,882)      (162,324)       (779,750)     (146,785)
                                           ---------    ----------       --------       ---------      --------
Units outstanding at
   December 31, 2008                       1,709,810     5,530,340        304,119       1,907,477       653,571
      Contract purchase
         payments                            134,420       261,166         72,972         173,540       391,517
      Contract terminations, withdrawal
         payments and charges               (755,751)     (879,784)      (125,990)       (379,890)     (208,173)
                                           ---------    ----------       --------       ---------      --------
 Units outstanding at
   December 31, 2009                       1,088,479     4,911,722        251,101       1,701,127       836,915
                                           =========    ==========       ========       =========      ========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                                            VAN KAMPEN      VAN KAMPEN
                                                            VAN KAMPEN      VAN KAMPEN     UIF EMERGING       UIF US
                                            VAN KAMPEN       EMERGING       GROWTH AND       MARKETS         MID CAP
                                             COMSTOCK         GROWTH          INCOME          EQUITY          VALUE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                        4,535,803        143,628        2,351,636         560,416         3,000
      Contract purchase
         payments                             522,833         52,094          644,289       2,491,032        64,337
      Contract terminations, withdrawal
         payments and charges              (1,063,583)       (34,969)        (612,134)       (523,256)      (40,102)
                                           ----------       --------        ---------       ---------       -------
Units outstanding at
   December 31, 2008                        3,995,053        160,753        2,383,791       2,528,192        27,235
      Contract purchase
         payments                             348,252        226,838          462,402       2,732,122        51,376
      Contract terminations, withdrawal
         payments and charges                (741,318)      (136,022)        (488,711)       (493,765)      (10,832)
                                           ----------       --------        ---------       ---------       -------
Units outstanding at
   December 31, 2009                        3,601,987        251,569        2,357,482       4,766,549        67,779
                                           ==========       ========        =========       =========       =======

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   INTERNATIONAL     SMALL CAP     IVY FUNDS VIP
                                            BALANCED          GROWTH          VALUE          GROWTH           VALUE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                        50,447,892     103,557,941      90,422,803      41,103,063     57,900,115
      Contract purchase
         payments                            2,104,829      13,584,157      12,785,166       3,358,779      9,654,872
      Contract terminations, withdrawal
         payments and charges              (10,520,791)    (12,095,085)    (11,659,334)     (6,932,110)    (8,396,505)
                                           -----------     -----------     -----------      ----------     ----------
Units outstanding at
   December 31, 2008                        42,031,930     105,047,013      91,548,635      37,529,732     59,158,482
      Contract purchase
         payments                            1,427,161       7,661,527       5,457,370       2,481,020      3,165,392
      Contract terminations, withdrawal
         payments and charges               (7,563,437)    (10,119,147)    (13,174,106)     (5,622,251)    (9,588,073)
                                           -----------     -----------     -----------      ----------     ----------
 Units outstanding at
   December 31, 2009                        35,895,654     102,589,393      83,831,899      34,388,501     52,735,801
                                           ===========     ===========     ===========      ==========     ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP
                                            MICRO-CAP       SMALL CAP     IVY FUNDS VIP       ASSET       INTERNATIONAL
                                             GROWTH           VALUE        CORE EQUITY      STRATEGY          GROWTH
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       11,925,622       47,271,321      17,320,462      52,183,053      14,528,126
      Contract purchase
         payments                           1,348,085        6,744,382       2,717,306      14,550,110       2,765,455
      Contract terminations, withdrawal
         payments and charges              (2,572,200)      (9,069,577)     (3,478,484)    (11,674,969)     (2,333,688)
                                           ----------       ----------      ----------     -----------      ----------
Units outstanding at
   December 31, 2008                       10,701,507       44,946,126      16,559,284      55,058,194      14,959,893
      Contract purchase
         payments                           1,443,873        1,892,668       2,308,919      11,416,415       2,317,758
      Contract terminations, withdrawal
         payments and charges              (1,786,450)      (6,796,334)     (2,983,184)     (5,929,782)     (1,753,026)
                                           ----------       ----------      ----------     -----------      ----------
 Units outstanding at
   December 31, 2009                       10,358,930       40,042,460      15,885,019      60,544,827      15,524,625
                                           ==========       ==========      ==========     ===========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP                   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                            SCIENCE &     IVY FUNDS VIP      DIVIDEND         HIGH            MONEY
                                           TECHNOLOGY          BOND           INCOME         INCOME          MARKET
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                       19,221,599       30,228,563      9,777,825      26,091,156       9,354,619
      Contract purchase
         payments                           2,828,254        6,934,743      2,396,170       3,837,035       7,841,844
      Contract terminations, withdrawal
         payments and charges              (2,916,205)      (7,380,513)    (1,250,302)     (3,656,104)     (5,094,456)
                                           ----------       ----------     ----------      ----------      ----------
Units outstanding at
   December 31, 2008                       19,133,648       29,782,793     10,923,693      26,272,087      12,102,007
      Contract purchase
         payments                           3,522,565        5,759,908      1,943,561       3,749,499       5,691,147
      Contract terminations, withdrawal
         payments and charges              (2,009,643)      (4,127,592)    (1,258,101)     (3,680,436)     (8,064,248)
                                           ----------       ----------     ----------      ----------      ----------
 Units outstanding at
   December 31, 2009                       20,646,570       31,415,109     11,609,153      26,341,150       9,728,906
                                           ==========       ==========     ==========      ==========      ==========

                                                                     SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP
                                            MORTGAGE       REAL ESTATE    GLOBAL NATURAL     MID CAP      IVY FUNDS VIP
                                           SECURITIES       SECURITIES       RESOURCES        GROWTH         ENERGY
                                          -------------   -------------   --------------  -------------   -------------
Units outstanding at
   December 31, 2007                       12,734,823       7,952,898       19,598,260      8,723,502       4,393,771
      Contract purchase
         payments                           3,809,279       1,805,281        7,006,493      1,569,061       2,248,445
      Contract terminations, withdrawal
         payments and charges              (3,338,897)     (1,156,684)      (3,679,914)      (710,754)       (649,140)
                                           ----------      ----------       ----------     ----------       ---------
Units outstanding at
   December 31, 2008                       13,205,205       8,601,495       22,924,839      9,581,809       5,993,076
      Contract purchase
         payments                           1,465,052       1,605,224        7,173,014      1,539,599       1,988,946
      Contract terminations, withdrawal
         payments and charges              (1,758,581)     (1,295,530)      (2,382,818)      (889,965)       (463,536)
                                           ----------      ----------       ----------     ----------       ---------
 Units outstanding at
   December 31, 2009                       12,911,676       8,911,189       27,715,035     10,231,443       7,518,486
                                           ==========      ==========       ==========     ==========       =========

                                                                      SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------
                                                                                          IVY FUNDS VIP   IVY FUNDS VIP
                                          IVY FUNDS VIP   IVY FUNDS VIP   IVY FUNDS VIP     PATHFINDER      PATHFINDER
                                            PATHFINDER     PATHFINDER      PATHFINDER       MODERATELY      MODERATELY
                                            AGGRESSIVE    CONSERVATIVE      MODERATE        AGGRESSIVE     CONSERVATIVE
                                          -------------   -------------   -------------   -------------   -------------
Units outstanding at
   December 31, 2007                               --              --               --              --             --
      Contract purchase
         payments                           1,206,484       4,261,657       29,505,029      57,854,627     12,724,000
      Contract terminations, withdrawal
         payments and charges                (101,207)       (139,439)         (24,817)       (661,089)      (108,148)
                                            ---------      ----------       ----------     -----------     ----------
Units outstanding at
   December 31, 2008                        1,105,277       4,122,218       29,480,212      57,193,538     12,615,852
      Contract purchase
         payments                           4,247,670      16,719,483       67,524,285      55,814,108     26,419,061
      Contract terminations, withdrawal
         payments and charges                (248,572)     (2,112,142)        (695,628)     (2,135,819)    (7,794,796)
                                            ---------      ----------       ----------     -----------     ----------
 Units outstanding at
   December 31, 2009                        5,104,375      18,729,559       96,308,869     110,871,827     31,240,117
                                            =========      ==========       ==========     ===========     ==========

(7)  FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2009, 2008, 2007, 2006, and 2005 is as follows:

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Advantus Bond Class 2
        2009                       140,897,572   0.82 to 3.85  186,788,832       0.00%        0.15% to 2.95%      12.21% to 15.39%
        2008                       137,165,882   0.83 to 3.34  162,840,509       0.00%        0.15% to 2.70%     -16.04% to -13.65%
        2007                       145,226,521   0.99 to 3.86  208,541,053       0.00%        0.15% to 2.70%      -0.70% to 2.14%
        2006                       118,178,885   1.05 to 3.78  182,325,693       0.00%        0.15% to 2.65%       1.93% to 4.50%
        2005                       101,069,224   1.03 to 3.62  167,438,312       0.00%        0.15% to 2.65%      -0.23% to 2.29%
Advantus Money Market
        2009                        46,944,447   0.81 to 2.37   59,612,988       0.30%        0.15% to 2.95%      -2.64% to 0.12%
        2008                        62,460,775   1.00 to 2.37   81,565,810       1.99%        0.15% to 2.70%       1.58% to 4.48%
        2007                        46,884,970   1.00 to 2.33   60,232,879       4.49%        0.15% to 2.65%       1.67% to 4.23%
        2006                        34,943,613   0.99 to 2.23   44,361,121       4.31%        0.15% to 2.65%      -0.22% to 2.29%
        2005                        30,281,643   0.97 to 2.14   38,026,666       2.43%        0.15% to 2.65%      -1.88% to 0.60%
Advantus Index 500 Class 2
        2009                        64,777,011   0.75 to 4.90  131,119,756       0.00%        0.15% to 2.65%      22.21% to 25.68%
        2008                        72,514,828   0.66 to 3.90  118,329,030       0.00%        0.15% to 2.65%     -39.04% to -37.30%
        2007                        84,519,950   1.07 to 6.22  223,928,815       0.00%        0.15% to 2.65%       1.95% to 4.87%
        2006                        96,852,057   1.03 to 5.93  247,358,600       0.00%        0.15% to 2.65%      12.23% to 15.06%
        2005                       108,424,751   0.91 to 5.15  251,778,154       0.00%        0.15% to 2.65%       1.71% to 4.27%
Advantus Mortgage Securities
   Class 2
        2009                        48,097,169   0.78 to 3.92   69,742,214       0.00%        0.15% to 2.95%       4.91% to 7.89%
        2008                        53,570,204   0.84 to 3.64   75,249,958       0.00%        0.15% to 2.70%     -15.50% to -13.10%
        2007                        68,242,542   0.99 to 4.18  114,619,534       0.00%        0.15% to 2.40%       0.18% to 3.04%
        2006                        68,109,148   1.06 to 4.06  121,145,065       0.00%        0.15% to 2.40%       2.85% to 5.19%
        2005                        70,463,553   1.03 to 3.86  129,479,133       0.00%        0.15% to 2.40%       0.20% to 2.73%
Advantus International Bond
   Class 2
        2009                        43,385,285   1.00 to 2.09   64,982,851       0.00%        0.15% to 2.95%      14.14% to 17.38%
        2008                        43,293,204   1.01 to 1.78   56,503,162       0.00%        0.15% to 2.70%       1.19% to 4.07%
        2007                        41,431,353   1.03 to 1.71   53,588,882       0.00%        0.15% to 2.70%       6.23% to 9.27%
        2006                        30,866,067   0.94 to 1.57   39,801,116       0.00%        0.15% to 2.30%       1.63% to 3.83%
        2005                        32,399,967   0.92 to 1.51   43,877,149       0.00%        0.15% to 2.20%     -11.29% to -9.04%
Advantus Index 400 Mid-Cap
   Class 2
        2009                        34,387,142   0.82 to 2.29   57,474,226       0.00%        0.15% to 2.95%      32.47% to 36.23%
        2008                        35,415,838   0.62 to 1.68   44,016,480       0.00%        0.15% to 2.70%     -38.39% to -36.64%
        2007                        32,557,968   1.01 to 2.65   65,303,332       0.00%        0.15% to 2.70%       4.30% to 7.28%
        2006                        28,618,949   1.40 to 2.47   54,924,496       0.00%        0.15% to 2.65%       6.92% to 9.62%
        2005                        26,221,295   1.31 to 2.25   47,378,374       0.00%        0.15% to 2.65%      9.04% to 11.79%
Advantus Real Estate Securities
   Class 2
        2009                        26,575,350   0.62 to 2.23   48,836,671       0.00%        0.15% to 2.95%      20.97% to 24.41%
        2008                        26,981,361   0.58 to 1.90   40,752,236       0.00%        0.15% to 2.70%     -38.14% to -36.37%
        2007                        28,213,414   0.94 to 3.02   68,749,308       0.00%        0.15% to 2.70%     -18.22% to -15.89%
        2006                        31,079,363   1.93 to 3.64   93,072,931       0.00%        0.15% to 2.65%      27.23% to 30.44%
        2005                        31,274,752   1.52 to 2.82   73,377,688       0.00%        0.15% to 2.65%      8.19% to 10.92%
AIM V.I. Basic Balanced
        2009                         1,226,941   0.75 to 1.09    1,296,909       4.93%        1.20% to 2.20%      29.66% to 31.95%
        2008                         1,408,989   0.72 to 0.82    1,126,428       3.92%        1.20% to 2.20%     -40.25% to -39.19%
        2007                         1,635,426   1.18 to 1.36    2,150,503       2.81%        1.20% to 2.20%      -1.04% to 0.72%
        2006                         1,682,930   1.17 to 1.35    2,198,381       1.70%        1.20% to 2.20%       7.87% to 8.95%
        2005                         1,746,447   1.08 to 1.24    2,094,513       1.23%        1.20% to 2.20%       2.26% to 3.75%
AIM V.I. Capital Appreciation
        2009                         4,747,001   0.67 to 1.14    5,303,005       0.28%        1.20% to 2.40%      17.21% to 19.28%
        2008                         5,095,587   0.73 to 0.95    4,763,841       0.00%        1.20% to 2.40%     -44.30% to -43.31%
        2007                         5,401,297   1.29 to 1.68    8,887,199       0.00%        1.20% to 2.40%      8.47% to 10.39%
        2006                         4,316,788   1.17 to 1.52    6,368,765       0.00%        1.20% to 2.05%       6.69% to 7.71%
        2005                         1,411,637   1.09 to 1.41    1,846,022       0.00%        1.20% to 2.05%       2.77% to 4.27%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
AIM V.I. Core Equity
        2009                           431,118   0.85 to 1.34      535,283       1.70%        1.20% to 2.15%      24.26% to 26.46%
        2008                           425,082   0.85 to 1.06      417,167       1.83%        1.20% to 2.05%     -32.25% to -31.16%
        2007                           491,374   1.24 to 1.54      681,079       0.91%        1.20% to 2.05%       4.72% to 6.58%
        2006                           526,920   1.16 to 1.45      680,362       1.31%        1.20% to 1.85%      12.65% to 13.61%
        2005                           556,598   1.02 to 1.27      633,520       0.66%        1.20% to 1.80%       2.62% to 4.11%
AIM V.I. Small Cap Equity
        2009                         8,208,727   0.67 to 0.75    6,130,150       0.17%        1.20% to 2.95%      17.38% to 19.45%
        2008                         3,987,569   0.62 to 0.63    2,492,896       0.00%        1.20% to 2.50%     -33.40% to -32.22%
        2007 (c)                        18,445   0.92 to 0.92       17,012       0.00%        1.20% to 1.35%      -8.12% to -7.77%
Alliance Bernstein International
   Value
        2009                         1,115,561   0.51 to 0.56      629,954       1.42%        1.20% to 2.50%      30.45% to 32.75%
        2008                           762,948   0.42 to 0.43      324,529       0.58%        1.20% to 2.50%     -54.65% to -53.84%
        2007 (c)                       869,782   0.92 to 0.92      801,533       0.00%        1.20% to 2.35%      -8.21% to -7.85%
American Century Income and
   Growth
        2009                         2,290,027   0.70 to 1.19    2,646,139       4.38%        1.20% to 2.05%      14.35% to 16.37%
        2008                         2,487,180   0.86 to 1.02    2,463,054       1.80%        1.20% to 2.05%     -36.63% to -35.51%
        2007                         2,953,275   1.35 to 1.58    4,507,503       1.52%        1.20% to 2.05%      -3.35% to -1.63%
        2006                        26,378,004   1.38 to 1.61    4,071,559       1.61%        1.20% to 2.40%      14.05% to 15.42%
        2005                         2,981,827   1.20 to 1.41    4,008,703       1.72%        1.20% to 2.40%       1.79% to 3.27%
American Century Ultra
        2009                        34,338,881   0.76 to 1.14   38,389,095       0.18%        1.20% to 2.65%      30.61% to 32.92%
        2008                        38,859,386   0.69 to 0.86   32,698,743       0.00%        1.20% to 2.65%     -43.35% to -42.35%
        2007                        44,724,508   1.22 to 1.49   65,262,845       0.00%        1.20% to 2.65%      17.31% to 19.39%
        2006                        49,027,147   1.02 to 1.24   59,948,454       0.00%        1.20% to 2.65%      -5.91% to -4.54%
        2005                        42,104,257   1.07 to 1.30   53,707,834       0.00%        1.20% to 2.65%      -0.68% to 0.76%
American Century Value
        2009                        22,299,226   0.76 to 1.35   30,042,551       5.32%        1.20% to 2.70%      16.24% to 18.29%
        2008                        22,034,921   0.95 to 1.15   25,033,415       2.37%        1.20% to 2.40%     -28.94% to -27.68%
        2007                        26,229,715   1.32 to 1.58   41,139,485       1.33%        1.20% to 2.40%      -8.08% to -6.44%
        2006                        22,442,949   1.43 to 1.69   37,453,827       0.97%        1.20% to 2.40%      15.66% to 17.05%
        2005                        13,037,273   1.24 to 1.45   18,425,516       0.54%        1.20% to 2.40%       2.12% to 3.61%
American Century VP Inflation
   Protection
        2009                         9,811,848   1.00 to 1.11   10,887,625       2.16%        1.20% to 2.70%       7.04% to 8.93%
        2008                         3,803,193   1.00 to 1.02    3,874,597       4.47%        1.20% to 2.50%      -4.47% to -2.78%
        2007 (c)                       277,346           1.05      290,589       0.87%        1.20% to 2.50%       4.37% to 4.77%
Credit Suisse Trust International
   Equity Flex III
        2009                         1,961,418   0.48 to 0.54      972,528       2.60%        0.15% to 1.40%      30.14% to 31.77%
        2008                         2,132,210   0.37 to 0.41      807,441       1.79%        0.15% to 1.40%     -47.50% to -46.83%
        2007                         2,945,080   0.70 to 0.77    2,105,030       0.00%        0.15% to 1.40%      -5.30% to -4.10%
        2006                         3,841,868   0.74 to 0.80    2,884,479       0.00%        0.15% to 1.40%      11.63% to 13.03%
        2005                         4,426,213   0.66 to 0.71    2,966,300       0.00%        0.15% to 1.40%      14.53% to 15.97%
Fidelity VIP Contrafund
        2009                        34,359,074   0.78 to 1.59   47,529,919       1.09%        0.15% to 2.75%      31.53% to 35.26%
        2008                        40,119,116   0.59 to 1.19   40,927,704       0.73%        0.15% to 2.70%     -44.36% to -42.78%
        2007                        48,805,678   1.07 to 2.09   86,667,665       0.74%        0.15% to 2.70%      13.87% to 17.13%
        2006                        51,447,928   1.31 to 1.81   76,957,469       1.04%        0.15% to 2.65%      8.53% to 11.27%
        2005                        48,074,768   1.19 to 1.64   63,536,106       0.12%        0.15% to 2.65%      13.61% to 16.47%
Fidelity VIP Equity-Income
        2009                        82,024,548   0.68 to 1.21   96,969,954       2.05%        0.15% to 2.95%      26.11% to 29.69%
        2008                        90,768,049   0.54 to 0.95   83,389,905       2.35%        0.15% to 2.70%     -44.48% to -42.90%
        2007                        90,431,982   0.97 to 1.67  146,206,707       1.69%        0.15% to 2.70%      -1.69% to 1.12%
        2006                        87,448,728   1.41 to 1.67  140,581,409       3.47%        0.15% to 2.65%      16.80% to 19.75%
        2005                        82,668,336   1.21 to 1.43  111,538,045       1.33%        0.15% to 2.65%       2.82% to 5.41%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Fidelity VIP Mid-Cap
        2009                        19,820,447   0.82 to 2.38   41,221,565       0.45%        0.15% to 2.75%      35.69% to 39.54%
        2008                        22,931,881   1.90 to 2.83   34,594,716       0.24%        0.15% to 2.40%     -41.37% to -39.70%
        2007                        28,299,215   1.69 to 2.46   71,686,578       0.60%        0.15% to 2.40%      11.97% to 15.16%
        2006                        29,981,719   1.54 to 2.19   66,839,831       0.17%        0.15% to 2.40%      9.74% to 12.23%
        2005                        30,216,373   1.33 to 1.86   60,869,243       0.00%        0.15% to 2.40%      14.94% to 17.84%
Fidelity High Income
        2009                        10,101,068   0.93 to 1.03   10,415,296      11.25%        1.20% to 2.95%      39.29% to 41.75%
        2008                         3,724,521   0.72 to 0.73    2,709,193      22.35%        1.20% to 2.45%     -27.32 to -26.04%
        2007 (c)                       306,234           0.98      301,164      12.47%        1.20% to 1.70%      -2.04% to -1.66%
Franklin Large Cap Growth
   Securities
        2009                         2,534,456   0.78 to 1.21    3,004,230       1.36%        1.20% to 2.50%      25.96% to 28.18%
        2008                         2,589,964   0.79 to 0.94    2,394,098       1.31%        1.20% to 2.35%     -36.44% to -35.31%
        2007                         3,040,952   1.23 to 1.46    4,340,490       0.73%        1.20% to 2.05%       3.12% to 4.96%
        2006                         3,243,739   1.19 to 1.39    4,410,887       0.77%        1.20% to 2.05%       8.65% to 9.58%
        2005                         3,379,885   1.09 to 1.27    4,187,619       0.59%        1.20% to 2.05%      -1.58% to -0.14%
Franklin Mutual Shares Securities
        2009                         7,510,222   0.75 to 1.37    9,978,050       1.91%        1.20% to 2.75%      22.38% to 24.54%
        2008                         8,877,196   0.92 to 1.10    9,426,809       2.97%        1.20% to 2.40%     -38.94% to -37.86%
        2007                        10,454,284   1.49 to 1.77   17,767,090       1.40%        1.20% to 2.40%       0.45% to 2.24%
        2006                         8,579,505   1.47 to 1.73   14,165,241       2.05%        1.20% to 2.40%      15.58% to 16.97%
        2005                         6,184,292   1.26 to 1.48    8,646,972       1.22%        1.20% to 2.40%       7.67% to 9.24%
Franklin Small Mid Cap
        2009                        11,687,234   0.69 to 1.40   10,276,216       0.00%        0.15% to 2.95%      39.40% to 43.36%
        2008                        13,142,015   0.48 to 0.99    7,977,310       0.00%        0.15% to 2.35%     -44.17% to -42.58%
        2007                        15,600,282   0.85 to 1.75   16,527,737       0.00%        0.15% to 2.35%      7.99% to 11.07%
        2006                        16,672,382   0.78 to 1.60   15,637,059       0.00%        0.15% to 2.20%       6.33% to 8.53%
        2005                        18,892,758   0.73 to 1.49   16,169,125       0.00%        0.15% to 2.30%       2.06% to 4.63%
Templeton Developing Markets
   Securities
        2009                        15,439,856   0.88 to 2.92   34,996,159       4.38%        0.15% to 2.50%      67.58% to 72.33%
        2008                        17,281,325   0.87 to 1.71   22,945,107       2.71%        0.15% to 2.50%     -54.09% to -52.78%
        2007                        19,871,805   1.85 to 3.66   54,324,925       2.26%        0.15% to 2.50%      25.02% to 28.59%
        2006                        21,846,175   1.46 to 2.88   45,996,199       1.10%        0.15% to 2.40%      25.06% to 27.90%
        2005                        20,454,389   1.15 to 2.27   32,568,213       1.26%        0.15% to 2.40%      24.11% to 27.24%
Templeton Global Asset Allocation
        2009                         4,982,037   1.41 to 1.59    7,361,592       9.47%        0.15% to 1.40%      20.11% to 21.63%
        2008                         5,451,078   1.18 to 1.31    6,633,870      10.69%        0.15% to 1.40%     -26.14% to -25.21%
        2007                         6,932,449   1.59 to 1.75   11,299,506      17.51%        0.15% to 1.40%       8.42% to 9.80%
        2006                         7,185,097   1.47 to 1.59   10,724,011       6.94%        0.15% to 1.40%      19.43% to 20.93%
        2005                         7,187,897   1.23 to 1.32    8,922,125       3.88%        0.15% to 1.40%       2.12% to 3.40%
Franklin Small Cap Value
        2009                         6,489,098   0.70 to 0.77    4,990,734       1.65%        1.20% to 2.50%      25.40% to 27.61%
        2008                         3,484,588   0.59 to 0.60    2,099,929       0.74%        1.20% to 2.50%     -34.97% to -33.82%
        2007 (c)                       211,401   0.91 to 0.91      192,513       0.00%        1.20% to 1.70%      -9.29% to -8.94%
Ibbotson Aggressive Growth
        2009                         2,216,149   0.66 to 0.73    1,639,509       0.00%        1.20% to 2.35%      22.66% to 25.77%
        2008                         1,413,673   0.58 to 0.59      831,533       0.00%        1.20% to 2.35%     -38.49% to -37.4%
        2007 (c)                       168,136   0.94 to 0.94      157,968       0.00%        1.20% to 2.05%      -6.40% to -6.04%
Ibbotson Balanced
        2009                        39,165,109   0.77 to 0.86   33,754,077       0.00%        1.20% to 2.50%      15.18% to 18.09%
        2008                        15,833,350   0.72 to 0.73   11,557,250       0.15%        1.20% to 2.50%     -26.26% to -24.96%
        2007 (c)                     4,019,160   0.97 to 0.97    3,909,238       0.00%        1.20% to 1.85%      -3.11% to -2.74%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ibbotson Conservative
        2009                         7,167,271   0.90 to 1.00    7,193,958       0.00%        1.20% to 2.50%       4.42% to 6.97%
        2008                         1,853,596   0.93 to 0.94    1,740,048       0.00%        1.20% to 2.35%      -8.76% to -7.15%
        2007 (c)                        88,584   1.01 to 1.01       89,562       0.00%        1.20% to 1.50%       0.71% to 1.10%
Ibbotson Growth
        2009                        31,643,097   0.71 to 0.79   25,023,012       0.00%        1.20% to 2.70%      20.20% to 23.16%
        2008                        17,258,727   0.63 to 0.64   11,082,378       0.21%        1.20% to 2.70%     -33.61% to -32.43%
        2007 (c)                     1,310,459   0.95 to 0.95    1,245,414       0.00%        1.20% to 2.70%      -5.33% to -4.97%
Ibbotson Income and Growth
        2009                        16,421,587   0.83 to 0.92   15,250,083       0.00%        1.20% to 2.70%      9.21% to 11.94%
        2008                         6,436,622   0.81 to 0.83    5,340,597       0.00%        1.20% to 2.70%     -17.63 to -16.17%
        2007 (c)                       729,571   0.99 to 0.99      722,107       0.00%        1.20% to 2.20%      -1.41% to -1.03%
Janus Aspen Balanced
        2009                         7,270,901   1.02 to 1.54   11,107,482       2.73%        1.20% to 2.50%      21.93% to 24.08%
        2008                         7,614,609   1.09 to 1.24    9,393,404       2.48%        1.20% to 2.50%     -18.50% to -17.06%
        2007                         7,373,611   1.34 to 1.50   10,957,551       2.36%        1.20% to 2.40%       7.06% to 8.96%
        2006                         6,305,930   1.24 to 1.38    8,590,996       2.16%        1.20% to 2.40%       7.80% to 9.10%
        2005                         4,019,004   1.15 to 1.26    4,992,986       2.27%        1.20% to 2.40%       4.85% to 6.38%
Janus Aspen Forty
        2009                        26,651,654   0.90 to 1.70   31,787,528       0.01%        0.15% to 2.50%      41.77% to 45.80%
        2008                        28,375,705   0.63 to 1.18   22,841,114       0.01%        1.20% to 2.50%     -45.93% to -44.39%
        2007                        28,478,032   1.14 to 2.15   39,713,870       0.18%        1.20% to 2.50%      32.64% to 36.43%
        2006                        28,991,427   0.85 to 1.61   28,229,563       0.14%        1.20% to 2.40%       6.54% to 8.95%
        2005                        30,541,441   0.79 to 1.50   26,733,562       0.01%        1.20% to 2.40%      9.62% to 12.39%
Janus Aspen International Growth
        2009                        37,817,405   0.90 to 3.06   86,722,726       0.41%        0.15% to 2.95%      73.87% to 78.80%
        2008                        41,282,564   0.52 to 1.73   53,430,276       1.11%        1.20% to 2.70%     -53.62% to -52.30%
        2007                        40,245,482   1.12 to 3.67  100,344,367       0.46%        1.20% to 2.70%      24.28% to 27.83%
        2006                        38,154,750   1.33 to 2.98   70,769,139       1.92%        1.20% to 2.40%      28.50% to 31.74%
        2005                        29,644,222   0.92 to 2.06   35,317,388       1.14%        1.20% to 2.40%      15.58% to 18.51%
Janus Aspen Mid Cap Value
        2009                         4,695,146   0.80 to 0.89    4,160,561       0.39%        1.20% to 2.95%      29.05% to 31.33%
        2008                         2,426,938   0.66 to 0.67    1,637,839       1.10%        1.20% to 2.50%     -30.04% to -28.8%
        2007 (c)                        14,800   0.95 to 0.95       14,020       2.06%        1.20% to 1.45%      -5.63% to -5.27%
MFS Investors Growth Stock
        2009                        15,441,205   0.86 to 1.27   19,483,437       0.42%        1.20% to 2.95%      35.05% to 37.44%
        2008                        13,016,135   0.64 to 0.92   11,920,628       0.26%        1.20% to 2.70%     -38.82% to -37.73%
        2007                         6,385,813   1.04 to 1.48    9,310,158       0.04%        1.20% to 2.20%       7.78% to 9.69%
        2006                         1,355,889   1.11 to 1.35    1,677,748       0.00%        1.20% to 1.85%       4.98% to 6.03%
        2005                         1,250,840   1.05 to 1.28    1,464,840       0.14%        1.20% to 1.85%       1.51% to 2.99%
MFS Mid Cap Growth
        2009                           591,349   0.66 to 1.08      583,849       0.00%        1.20% to 2.15%      37.14% to 39.56%
        2008                           663,123   0.57 to 0.77      472,354       0.00%        1.20% to 2.15%     -53.01% to -52.17%
        2007                           724,356   1.19 to 1.62    1,056,931       0.00%        1.20% to 2.15%       6.31 to 8.20%
        2006                           939,148   1.10 to 1.49    1,275,178       0.00%        1.20% to 2.15%       0.13% to 1.08%
        2005                         1,031,559   1.09 to 1.48    1,384,416       0.00%        1.20% to 2.15%       0.17% to 1.63%
MFS New Discovery
        2009                         5,870,471   0.90 to 1.52    8,419,215       0.00%        1.20% to 2.65%      58.19% to 60.98%
        2008                         6,685,901   0.69 to 0.94    5,988,120       0.00%        1.20% to 2.65%     -41.28% to -40.24%
        2007                         7,675,209   1.18 to 1.58   11,537,308       0.00%        1.20% to 2.65%      -0.74% to 1.02%
        2006                         8,630,122  1.18 to 1.546   12,857,934       0.00%        1.20% to 2.65%      9.91% to 11.52%
        2005                         9,303,425   1.07 to 1.40   12,441,484       0.00%        1.20% to 2.65%       2.29% to 3.78%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
MFS Value
        2009                        34,639,045   0.80 to 1.45   49,776,316       1.15%        1.20% to 2.95%      18.89% to 20.99%
        2008                        25,739,165   1.02 to 1.20   30,518,589       0.93%        1.20% to 2.70%     -34.70% to -33.55%
        2007                        12,264,716   1.53 to 1.80   21,698,162       0.58%        1.20% to 2.20%       4.45% to 6.30%
        2006                         4,636,899   1.45 to 1.70    7,400,998       1.58%        1.20% to 2.30%      17.89% to 19.07%
        2005                         4,201,861   1.22 to 1.43    5,593,102       2.78%        1.20% to 2.05%       3.69% to 5.20%
Neuberger AMT Socially Responsive
        2009                           258,161   0.68 to 0.75      193,379       1.84%        1.20% to 2.35%      27.49% to 29.74%
        2008                           257,256           0.58      148,517       2.30%        1.20% to 2.35%     -41.19% to -40.15%
        2007 (c)                        12,411           0.96       11,969       0.01%                 1.20%           -3.54%
Oppenheimer Capital Appreciation
        2009                         2,620,587   0.77 to 1.23    3,082,685       0.01%        1.20% to 2.40%      39.96% to 42.43%
        2008                         2,986,884   0.70 to 0.86    2,451,872       0.00%        1.20% to 2.40%     -47.25% to -46.31%
        2007                         3,059,341   1.31 to 1.60    4,622,217       0.01%        1.20% to 2.40%      10.53% to 12.49%
        2006                         4,050,875   1.17 to 1.42    5,448,645       0.19%        1.20% to 2.40%       5.13% to 6.40%
        2005                         4,257,576   1.10 to 1.34    5,339,977       0.69%        1.20% to 2.40%       2.13% to 3.61%
Oppenheimer High Income
        2009                        55,985,903   0.23 to 0.36   20,242,547       0.00%        1.20% to 2.70%      22.29% to 24.44%
        2008                        42,456,558   0.21 to 0.29   12,331,928       7.23%        1.20% to 2.70%     -79.20% to -78.83%
        2007                        29,758,272   0.99 to 1.38   40,749,362       6.35%        1.20% to 2.70%      -3.38% to -1.66%
        2006                        23,765,470   1.15 to 1.40   33,078,290       6.63%        1.20% to 2.65%       6.38% to 7.93%
        2005                        18,941,350   1.09 to 1.30   24,423,870       5.55%        1.20% to 2.65%      -0.66% to 0.79%
Oppenheimer Main Street Small Cap
        2009                           345,848   0.68 to 0.75      259,853       0.48%        1.20% to 2.15%      32.90% to 35.25%
        2008                           240,439   0.55 to 0.56      133,567       0.05%        1.20% to 2.00%     -39.81% to -38.75%
        2007 (c)                        10,657           0.91        9,661       0.00%                 1.20%           -9.31%
Oppenheimer International Growth
        2009                         2,550,767   0.77 to 2.03    4,884,950       1.21%        1.20% to 2.30%      35.01% to 37.40%
        2008                         2,825,179   1.05 to 1.53    3,893,368       0.74%        1.20% to 2.35%     -44.73% to -43.75%
        2007                         3,248,598   1.91 to 2.63    7,866,794       0.66%        1.20% to 2.35%      9.69% to 11.64%
        2006                         3,501,651   1.69 to 2.45    7,613,127       0.36%        1.20% to 2.35%      26.26% to 27.71%
        2005                         3,431,766   1.32 to 1.92    5,809,847       0.67%        1.20% to 2.35%      11.95% to 13.58%
Putnam VT Growth and Income
        2009                         1,088,479   0.69 to 1.13    1,177,270       2.69%        1.20% to 2.05%      26.04% to 28.26%
        2008                         1,709,810   0.75 to 0.88    1,461,765       2.11%        1.20% to 2.05%     -40.49 to -39.43%
        2007                         1,817,124   1.23 to 1.45    2,549,213       1.25%        1.20% to 2.05%      -8.79% to -7.17%
        2006                         1,766,558   1.33 to 1.59    2,662,682       1.43%        1.20% to 2.05%      13.57% to 14.53%
        2005                         1,628,299   1.16 to 1.39    2,132,396       1.49%        1.20% to 2.05%       2.48% to 3.98%
Putnam VT International Equity
        2009                         4,911,722   0.67 to 1.46    6,865,855       0.00%        1.20% to 2.70%      21.01% to 23.15%
        2008                         5,530,340   0.56 to 1.19    6,272,223       2.19%        1.20% to 2.70%     -45.59% to -44.62%
        2007                         6,299,982   1.75 to 2.14   12,899,782       2.83%        1.20% to 2.70%       5.20% to 7.07%
        2006                         6,948,503   1.64 to 2.02   13,285,151       0.62%        1.20% to 2.65%      24.39% to 26.20%
        2005                         7,919,801   1.30 to 1.60   12,022,953       1.46%        1.20% to 2.65%      9.27% to 10.86%
Putnam VT New Opportunities
        2009                           251,101   0.78 to 1.31      307,466       0.35%        1.20% to 2.05%      28.30% to 30.56%
        2008                           304,119   0.79 to 1.00      288,490       0.00%        1.20% to 2.05%     -40.53% to -39.48%
        2007                           419,456   1.31 to 1.66      661,091       0.00%        1.20% to 2.05%       2.65% to 4.47%
        2006                           299,022   1.25 to 1.59      438,433       0.00%        1.20% to 2.05%       6.36% to 7.27%
        2005                           302,714   1.17 to 1.48      409,320       0.11%        1.20% to 2.05%       7.13% to 8.69%
Putnam VT Equity Income
        2009                         1,701,127   0.96 to 1.11    1,837,650       3.91%        1.20% to 2.30%      25.43% to 27.65%
        2008                         1,907,477   0.72 to 0.87    1,611,623       2.00%        1.20% to 2.30%     -46.37% to -45.42%
        2007                         2,375,183   1.34 to 1.59    3,687,878       1.09%        1.20% to 2.30%      -7.67% to -6.03%
        2006                         2,298,449   1.44 to 1.75    3,784,208       1.02%        1.20% to 2.30%      13.38% to 14.63%
        2005                         2,170,683   1.27 to 1.53    3,114,875       0.82%        1.20% to 2.30%       3.13% to 4.63%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Putnam VT Voyager
        2009                           836,915   0.94 to 1.39    1,073,552       0.68%        1.20% to 1.85%      59.14% to 61.94%
        2008                           653,571   0.70 to 0.86      523,404       0.00%        1.20% to 1.85%     -38.87% to -37.79%
        2007                           705,995   1.12 to 1.38      902,318       0.00%        1.20% to 1.85%       2.44% to 4.25%
        2006                           786,444   1.08 to 1.33      972,828       0.11%        1.20% to 1.85%       3.51% to 4.18%
        2005                           865,041   1.04 to 1.27    1,018,315       0.62%        1.20% to 2.30%       2.94% to 4.44%
Van Kampen Comstock
        2009                         3,601,987           1.30    4,696,181       4.33%        1.20% to 2.40%      24.67% to 26.87%
        2008                         3,995,053           1.03    4,105,291       2.35%        1.20% to 2.40%     -37.67% to -36.57%
        2007                         4,535,803           1.62    7,347,962       1.60%        1.20% to 2.40%      -5.18% to -3.50%
        2006                         5,251,105           1.68    8,815,354       1.27%        1.20% to 2.40%      13.30% to 14.66%
        2005                         5,174,873           1.46    7,576,060       0.80%        1.20% to 2.40%       1.39% to 2.87%
Van Kampen Emerging Growth
        2009                           251,569   0.85 to 1.29      323,847       0.00%        1.20% to 2.25%      60.83% to 63.67%
        2008                           160,753   0.76 to 0.79      126,389       0.19%        1.20% to 1.80%     -50.60% to -49.72%
        2007                           143,628   1.29 to 1.56      224,575       0.00%        1.20% to 2.05%      13.23% to 15.24%
        2006                           314,658   1.32 to 1.36      427,206       0.00%        1.20% to 1.80%       0.80% to 1.40%
        2005                           299,039   1.12 to 1.34      400,604       0.01%        1.20% to 2.05%       4.83% to 6.36%
Van Kampen Growth and Income
        2009                         2,357,482   0.79 to 1.41    3,334,033       3.62%        1.20% to 2.50%      20.50% to 22.63%
        2008                         2,383,791   0.99 to 1.16    2,749,148       1.80%        1.20% to 1.95%     -34.19% to -33.02%
        2007                         2,351,636   1.48 to 1.72    4,049,042       1.30%        1.20% to 2.05%      -0.47% to 1.29%
        2006                         2,218,664   1.48 to 1.72    3,771,279       0.86%        1.20% to 2.05%      13.63% to 14.59%
        2005                         1,668,652   1.30 to 1.51    2,475,426       0.63%        1.20% to 2.05%       6.86% to 8.41%
Van Kampen UIF Emerging Markets
   Equity
        2009                         4,766,549           0.70    3,315,951       0.00%        1.20% to 2.70%      65.17% to 68.09%
        2008                         2,528,192           0.41    1,046,315       0.00%        1.20% to 2.05%     -58.00% to -57.26%
        2007 (c)                       560,416           0.97      542,659       0.00%        1.20% to 2.05%      -3.55% to -3.17%
Van Kampen UIF US Mid Cap Value
        2009                            67,779           0.75       51,135       0.98%        1.20% to 2.15%      35.11% to 37.5%
        2008                            27,235           0.55       14,939       0.98%        1.20% to 1.70%     -43.13% to -42.12%
        2007 (c)                         3,000           0.95        2,840       0.00%                 1.20%           -5.19%
Ivy Funds VIP Balanced
        2009                        35,895,654   0.88 to 4.35   98,268,225       2.05%        0.15% to 2.40%      9.93% to 13.06%
        2008                        42,031,930   0.94 to 4.06  104,444,512       0.10%        0.15% to 2.40%     -23.30% to -21.12%
        2007                        50,447,892   1.21 to 5.15  162,224,826       1.31%        0.15% to 2.40%      10.34% to 13.49%
        2006                        58,000,608   1.08 to 4.54  171,844,690       1.29%        0.15% to 2.40%      8.58% to 11.04%
        2005                        67,925,793   0.99 to 4.09  192,091,468       1.15%        0.15% to 2.40%       2.27% to 4.86%
Ivy Funds VIP Growth
        2009                       102,589,393   0.69 to 3.95  158,767,856       0.38%        0.15% to 2.95%      23.38% to 26.88%
        2008                       105,047,013   0.55 to 3.15  134,044,256       0.00%        0.15% to 2.70%     -38.13% to -36.37%
        2007                       103,557,941   0.87 to 5.00  220,888,130       0.00%        0.15% to 2.70%      22.13% to 25.62%
        2006                        96,900,539   0.70 to 4.03  181,963,428       0.00%        0.15% to 2.40%       2.55% to 4.88%
        2005                        83,103,450   0.68 to 3.88  176,693,639       0.00%        0.15% to 2.40%      8.33% to 11.06%
Ivy Funds VIP International Value
        2009                        83,831,899   1.00 to 3.53  175,751,468       3.64%        0.15% to 2.95%      35.06% to 36.76%
        2008                        91,548,635   0.59 to 3.08  143,413,748       0.50%        0.15% to 2.70%     -43.94% to -42.35%
        2007                        90,422,803   1.05 to 5.35  260,930,590       1.61%        0.15% to 2.70%       6.67% to 9.71%
        2006                        86,511,798   1.63 to 4.87  244,925,985       2.42%        0.15% to 2.65%      26.24% to 29.42%
        2005                        84,552,153   1.29 to 3.77  198,919,230       2.13%        0.15% to 2.65%      8.26% to 11.00%
Ivy Funds VIP Small Cap Growth
        2009                        34,388,501   0.81 to 2.18   52,738,867       0.43%        0.15% to 2.50%      30.81% to 34.52%
        2008                        37,529,732   0.87 to 1.90   44,094,242       0.00%        0.15% to 2.70%     -40.95% to -39.27%
        2007                        41,103,063   1.45 to 3.13   82,811,851       0.00%        0.15% to 2.40%      10.20% to 13.35%
        2006                        44,322,293   1.26 to 2.76   83,041,675       0.00%        0.15% to 2.40%       2.57% to 4.90%
        2005                        46,104,272   1.23 to 2.63   87,797,909       0.00%        0.15% to 2.40%      9.94% to 12.71%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ivy Funds VIP Value
        2009                        52,735,801   0.78 to 2.12   68,217,574       2.11%        0.15% to 2.40%      24.88% to 26.45%
        2008                        59,158,482   0.80 to 1.99   61,756,776       0.24%        0.15% to 2.40%     -35.74% to -33.91%
        2007                        57,900,115   1.22 to 3.01   96,870,414       1.00%        0.15% to 2.40%      -1.08% to 1.74%
        2006                        49,926,067   1.21 to 2.96   90,006,872       1.81%        0.15% to 2.40%      14.12% to 16.71%
        2005                        45,637,820   1.05 to 2.54   78,226,417       1.44%        0.15% to 2.40%       1.70% to 4.27%
Ivy Funds VIP Micro-Cap Growth
        2009                        10,358,930   0.86 to 1.58   13,119,313       0.00%        0.15% to 2.45%      38.01% to 41.08%
        2008                        10,701,507   0.77 to 1.17    9,901,671       0.00%        0.15% to 2.40%     -49.55% to -48.11%
        2007                        11,925,622   1.52 to 2.27   21,848,302       0.00%        0.15% to 2.40%       3.37% to 6.33%
        2006                        13,123,570   1.44 to 2.16   23,131,863       0.00%        0.15% to 2.40%      9.61% to 12.10%
        2005                        13,625,768   1.31 to 1.95   22,102,445       0.00%        0.15% to 2.40%      17.72% to 20.69%
Ivy Funds VIP Small Cap Value
        2009                        40,042,460   0.91 to 1.81   60,056,321       0.00%        0.15% to 2.70%      26.15% to 28.95%
        2008                        44,946,126   0.71 to 1.58   53,397,984       0.19%        0.15% to 2.70%     -28.29% to -26.24%
        2007                        47,271,321   0.99 to 2.14   78,856,874       0.01%        0.15% to 2.70%      -6.93% to -4.27%
        2006                        40,639,526   1.30 to 2.24   74,928,999       5.63%        0.15% to 2.40%      14.08% to 16.67%
        2005                        37,056,963   1.14 to 1.94   61,221,795       0.00%        0.15% to 2.40%       1.43% to 3.99%
Ivy Funds VIP Core Equity
        2009                        15,885,019   0.80 to 1.21   18,403,825       1.00%        00.15% to 2.35%     21.14% to 23.84%
        2008                        16,559,284   0.71 to 1.06   15,463,823       0.18%        00.15% to 2.30%    -36.67% to -34.87%
        2007                        17,320,462   1.11 to 1.65   24,728,855       0.67%        00.15% to 2.30%     10.69% to 13.86%
        2006                        15,585,074   0.98 to 1.46   19,334,568       0.96%        00.15% to 2.35%     14.28% to 16.81%
        2005                        14,310,373   0.85 to 1.27   14,988,107       0.36%        00.15% to 2.35%      6.17% to 8.84%
Ivy Funds VIP Asset Strategy
        2009                        60,544,827   1.05 to 2.22  132,577,110       0.36%        1.20% to 2.75%      22.14% to 23.55%
        2008                        55,058,194   1.68 to 1.80   97,714,391       0.42%        1.20% to 2.50%     -27.96% to -26.68%
        2007                        52,183,053   2.28 to 2.46  126,457,794       0.76%        1.20% to 2.40%      39.90% to 42.39%
        2006                        38,914,368   1.62 to 1.73   66,306,387       2.99%        1.20% to 2.40%      17.31% to 18.72%
        2005                        19,144,029   1.38 to 1.45   27,458,131       1.52%        1.20% to 2.40%      21.03% to 22.80%
Ivy Funds VIP International
   Growth
        2009                        15,524,625   0.79 to 1.50   20,994,285       1.57%        1.20% to 2.65%      23.94% to 25.38%
        2008                        14,959,893   1.05 to 1.20   16,233,840       0.26%        1.20% to 2.65%     -43.83% to -42.84%
        2007                        14,528,126   1.84 to 2.09   27,733,328       0.63%        1.20% to 2.65%      17.75% to 19.84%
        2006                        11,709,857   1.49 to 1.75   18,821,964       0.76%        1.20% to 2.65%      17.83% to 19.55%
        2005                         7,476,234   1.26 to 1.46   10,108,539       3.02%        1.20% to 2.65%      13.44% to 15.09%
Ivy Funds VIP Science &
   Technology
        2009                        20,646,570   0.97 to 1.77   34,550,914       0.36%        1.20% to 2.70%      39.66% to 42.13%
        2008                        19,133,648   0.70 to 1.25   22,555,230       0.00%        1.20% to 2.70%     -35.82% to -34.68%
        2007                        19,221,599   1.08 to 1.92   34,784,341       0.00%        1.20% to 2.70%      20.73% to 22.88%
        2006                        15,322,356   1.39 to 1.56   22,515,381       0.00%        1.20% to 2.35%       5.37% to 6.59%
        2005                        11,385,674   1.32 to 1.46   15,714,685       0.00%        1.20% to 2.35%      14.19% to 15.85%
Ivy Funds VIP Bond
        2009                        31,415,109   0.90 to 1.16   36,529,292       3.67%        1.25% to 2.35%       4.68% to 5.83%
        2008                        29,782,793   1.04 to 1.10   32,722,740       0.08%        1.25% to 2.35%      -2.02% to -0.94%
        2007                        30,228,563   1.07 to 1.11   33,525,609       5.19%        1.25% to 2.35%       3.20% to 4.35%
        2006                        15,061,603   1.03 to 1.06   16,008,249       6.50%        1.25% to 2.35%       1.83% to 2.95%
        2005                         7,049,914   1.01 to 1.03    7,278,080       7.21%        1.25% to 2.35%      -0.74% to 0.36%
Ivy Funds VIP Dividend Income
        2009                        11,609,153   0.92 to 1.18   13,715,949       1.00%        1.25% to 2.35%      15.15% to 16.42%
        2008                        10,923,693   0.96 to 1.01   11,085,937       0.08%        1.25% to 2.35%     -37.41% to -36.71%
        2007                         9,777,825   1.54 to 1.60   15,679,135       1.03%        1.25% to 2.35%      13.99% to 15.26%
        2006                         6,955,649   1.35 to 1.39    9,676,972       1.61%        1.25% to 2.35%      13.23% to 14.48%
        2005                         4,462,148   1.19 to 1.22    5,422,956       1.50%        1.25% to 2.35%      10.41% to 11.63%
Ivy Funds VIP High Income
        2009                        26,341,150   1.05 to 1.36   35,706,905       8.80%        1.25% to 2.35%      43.02% to 44.6%
        2008                        26,272,087   0.89 to 0.94   24,628,412       0.63%        1.25% to 2.35%     -23.64% to -22.79%
        2007                        26,091,156   1.17 to 1.21   31,678,297       9.41%        1.25% to 2.35%       1.44% to 2.56%
        2006                        16,649,803   1.15 to 1.18   19,709,878       9.28%        1.25% to 2.35%       7.71% to 8.90%
        2005                        10,011,438   1.07 to 1.09   10,882,992      10.51%        1.25% to 2.35%       0.17% to 1.27%

                                                AT DECEMBER 31                           FOR THE YEARS ENDED DECEMBER 31
                                   ---------------------------------------  --------------------------------------------------------
                                                  UNIT FAIR
                                      UNITS      VALUE LOWEST                 INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                   OUTSTANDING    TO HIGHEST    NET ASSETS  INCOME RATIO*  LOWEST TO HIGHEST**  LOWEST TO HIGHEST***
                                   ---------------------------------------  --------------------------------------------------------
Ivy Funds VIP Money Market
        2009                         9,728,906   0.84 to 1.08   10,522,716       1.04%        1.25% to 2.10%      -1.33% to -0.24%
        2008                        12,102,007   1.04 to 1.08   13,121,956       2.10%        1.25% to 2.10%      -0.20% to 0.91%
        2007                         9,354,619   1.04 to 1.07   10,051,617       4.49%        1.25% to 2.10%       2.18% to 3.31%
        2006                         5,235,493   1.02 to 1.04    5,445,238       4.40%        1.25% to 2.35%       1.91% to 3.04%
        2005                         1,255,883   1.00 to 1.01    1,267,807       2.46%        1.25% to 2.35%       0.13% to 1.23%
Ivy Funds VIP Mortgage
   Securities
        2009                        12,911,676   0.81 to 1.04   13,479,381       5.21%        1.25% to 2.35%       5.85% to 7.03%
        2008                        13,205,205   0.93 to 0.98   12,880,886       0.91%        1.25% to 2.35%     -13.02% to -12.06%
        2007                        12,734,823   1.07 to 1.11   14,124,771       4.38%        1.25% to 2.35%       0.99% to 2.11%
        2006                        11,476,714   1.01 to 1.09   12,466,176       3.95%        1.25% to 2.35%       2.35% to 3.48%
        2005                        15,654,716   1.03 to 1.05   16,432,550       3.53%        1.25% to 2.35%      -0.37% to 0.73%
Ivy Funds VIP Real Estate
   Securities
        2009                         8,911,189   0.92 to 1.18   10,548,794       3.05%        1.25% to 2.35%      20.75% to 22.08%
        2008                         8,601,495   0.92 to 0.97    8,340,289       0.63%        1.25% to 2.35%     -37.53% to -36.84%
        2007                         7,952,898   1.48 to 1.53   12,208,099       0.60%        1.25% to 2.35%     -18.03% to -17.11%
        2006                         6,708,389   1.80 to 1.85   12,424,627       1.57%        1.25% to 2.35%      27.07% to 28.47%
        2005                         4,922,247   1.42 to 1.44    7,096,518       0.96%        1.25% to 2.35%       8.26% to 9.46%
Ivy Funds VIP Global Natural
   Resources
        2009                        27,715,035   0.73 to 1.44   39,719,509       0.00%        1.20% to 2.75%      69.61% to 71.57%
        2008                        22,924,839   0.80 to 0.84   19,153,273       1.43%        1.20% to 1.25%     -61.94% to -61.92%
        2007                        19,598,260   2.20 to 2.20   43,008,879       0.03%        1.20% to 1.25%      41.71% to 41.78%
        2006                        14,086,395   1.55 to 1.55   21,801,639       4.75%        1.20% to 1.25%      23.94% to 24.00%
        2005 (a)                     6,075,228   1.25 to 1.25    7,594,589       0.00%        1.20% to 1.25%      24.99% to 25.03%
Ivy Funds VIP Mid Cap Growth
        2009                        10,231,443   0.92 to 1.31   13,387,186       0.00%        1.20% to 2.25%      43.26% to 44.91%
        2008                         9,581,809   0.87 to 0.90    8,655,382       0.03%        1.20% to 2.35%     -38.09% to -36.99%
        2007                         8,723,502   1.39 to 1.44   12,512,092       0.02%        1.20% to 2.35%      9.32% to 11.27%
        2006                         6,455,194   1.27 to 1.29    8,325,225       0.48%        1.20% to 2.35%       5.62% to 7.27%
        2005 (a)                     3,647,055   1.19 to 1.20    4,387,548       0.00%        1.20% to 2.35%      19.61% to 20.33%
Ivy Funds VIP Energy
        2009                         7,518,486   0.86 to 1.02    7,660,413       0.00%        1.25% to 2.35%      37.22% to 38.73%
        2008                         5,993,076   0.71 to 0.73    4,401,263       0.10%        1.25% to 2.35%     -47.40% to -46.82%
        2007                         4,393,771   1.36 to 1.38    6,067,334       0.46%        1.25% to 2.35%      47.78 to 49.43%
        2006 (b)                     2,952,660   0.92 to 0.92    2,729,073       0.60%        1.25% to 2.35%      -8.27% to -7.59%
Ivy Funds VIP Pathfinder
   Aggressive
        2009                         5,104,375   0.82 to 0.89    4,525,820       0.31%        1.25% to 1.90%      20.45% to 21.78%
        2008 (d)                     1,105,277   0.72 to 0.73      804,674       0.00%        1.25% to 2.10%     -27.73% to -24.60%
Ivy Funds VIP Pathfinder
   Conservative
        2009                        18,729,559   0.89 to 0.96   17,974,424       0.07%        1.25% to 2.10%      10.33% to 11.55%
        2008 (d)                     4,122,218           0.86    3,546,357       0.00%        1.25% to 2.10%     -14.61% to -11.87%
Ivy Funds VIP Pathfinder Moderate
        2009                        96,308,869   0.86 to 0.92   89,041,069       0.18%        1.25% to 2.35%      15.21% to 16.49%
        2008 (d)                    29,480,212           0.79   23,397,108       0.00%        1.25% to 1.90%     -21.22% to -19.58%
Ivy Funds VIP Pathfinder
   Moderately Aggressive
        2009                       110,871,827   0.84 to 0.91  100,508,280       0.29%        1.25% to 1.90%      17.90% to 19.20%
        2008 (d)                    57,193,538           0.76   43,493,673       0.00%        1.25% to 1.90%     -24.52% to -20.55%
Ivy Funds VIP Pathfinder
   Moderately Conservative
        2009                        31,240,117   0.87 to 0.94   29,420,895       0.12%        1.25% to 1.90%      12.45% to 13.69%
        2008 (d)                    12,615,852           0.83   10,450,054       0.00%        1.25% to 1.75%     -17.78% to -14.70%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in the a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from May 2, 2005 (commencement of operations) to December 31, 2005.

(b)  Period from May 1, 2006 (commencement of operations) to December 31, 2006.

(c) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

(d)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2009, 2008 AND 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

As discussed in note 4 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments of fixed maturity investment securities due to the adoption of Financial Accounting Standards Board (FASB) Staff Position No. FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary Impairments," (included in FASB ASC Topic 320, "Investments-Debt and Equity Securities"), as of January 1, 2009.

/s/ KPMG

March 8, 2010

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2009 AND 2008
                                 (In thousands)

                                                                                         2009           2008
                                                                                     -----------    -----------
ASSETS
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $7,886,327 and $6,476,721)   $ 7,965,268    $ 5,848,958
   Equity securities, at fair value (cost $242,238 and $348,897)                         283,105        350,561
   Mortgage loans, net                                                                 1,263,581      1,250,198
   Finance receivables, net                                                              190,925        185,317
   Policy loans                                                                          340,362        334,986
   Alternative investments (cost $445,213 and $436,365)                                  470,424        475,016
   Fixed maturity securities on loan, at fair value
      (amortized cost $58,530 and $194,767)                                               58,891        216,753
   Equity securities on loan, at fair value (cost $15,563 and $35,039)                    19,362         36,950
   Derivative instruments                                                                 47,469         57,413
   Other invested assets                                                                  54,816         27,045
                                                                                     -----------    -----------
      Total investments                                                               10,694,203      8,783,197
   Cash and cash equivalents                                                             325,482        576,899
   Securities held as collateral                                                          40,170        214,604
   Deferred policy acquisition costs                                                     892,801      1,025,970
   Accrued investment income                                                              97,172         87,187
   Premiums and fees receivable                                                          169,966        182,769
   Property and equipment, net                                                            79,013         85,608
   Income tax recoverable:
      Current                                                                              5,472         73,289
      Deferred                                                                                --        157,570
   Reinsurance recoverables                                                              865,206        849,609
   Goodwill and intangible assets, net                                                    44,916         38,552
   Other assets                                                                           75,685         60,471
   Separate account assets                                                            11,447,608      9,239,747
                                                                                     -----------    -----------
      Total assets                                                                   $24,737,694    $21,375,472
                                                                                     ===========    ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy and contract account balances                                              $ 6,108,503    $ 5,405,450
   Future policy and contract benefits                                                 2,606,628      2,543,458
   Pending policy and contract claims                                                    313,027        290,344
   Other policyholder funds                                                              734,756        719,001
   Policyholder dividends payable                                                         41,481         44,363
   Unearned premiums and fees                                                            239,918        282,016
   Pension and other postretirement benefits                                             146,985        215,236
   Income tax liability:
      Deferred                                                                            69,931             --
   Other liabilities                                                                     428,774        422,944
   Notes payable                                                                         125,000        125,000
   Securities lending collateral                                                          80,750        271,667
   Separate account liabilities                                                       11,447,608      9,239,747
                                                                                     -----------    -----------
      Total liabilities                                                               22,343,361     19,559,226
                                                                                     -----------    -----------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      issued and outstanding                                                               5,000          5,000
   Additional paid in capital                                                            179,522        179,522
   Accumulated other comprehensive income (loss)                                         (34,306)      (420,447)
   Retained earnings                                                                   2,244,117      2,052,171
                                                                                     -----------    -----------
      Total stockholder's equity                                                       2,394,333      1,816,246
                                                                                     -----------    -----------
         Total liabilities and stockholder's equity                                  $24,737,694    $21,375,472
                                                                                     ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                         2009          2008          2007
                                                                      ----------    ----------    ----------
Revenues:
   Premiums                                                           $1,681,089    $1,862,276    $1,467,991
   Policy and contract fees                                              510,440       503,990       486,956
   Net investment income                                                 543,115       529,216       522,370
   Net realized investment gains (losses)
      Other-than-temporary-impairments on fixed maturity securities      (87,795)     (212,751)      (37,500)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income (loss)                 42,987            --            --
      Other net realized investment gains (losses)                        74,825      (271,120)       85,755
                                                                      ----------    ----------    ----------
         Total net realized investment gains (losses)                     30,017      (483,871)       48,255
   Finance charge income                                                  53,777        53,286        49,755
   Commission income                                                      78,400        73,623        69,602
   Other income                                                           28,744        27,759        18,938
                                                                      ----------    ----------    ----------
            Total revenues                                             2,925,582     2,566,279     2,663,867
                                                                      ----------    ----------    ----------
Benefits and expenses:
   Policyholder benefits                                               1,725,209     1,853,322     1,441,876
   Interest credited to policies and contracts                           324,514       289,189       279,325
   General operating expenses                                            497,204       482,556       464,573
   Commissions                                                           183,753       176,009       158,927
   Administrative and sponsorship fees                                    58,407        64,400        62,043
   Dividends to policyholders                                             10,898        10,891        10,412
   Interest on notes payable                                              10,236        10,419        10,301
   Amortization of deferred policy acquisition costs                     197,505       237,581       176,183
   Capitalization of policy acquisition costs                           (245,976)     (218,047)     (216,730)
                                                                      ----------    ----------    ----------
            Total benefits and expenses                                2,761,750     2,906,320     2,386,910
                                                                      ----------    ----------    ----------
               Income (loss) from operations before taxes                163,832      (340,041)      276,957
   Income tax expense (benefit):
      Current                                                             28,736       (71,898)       70,600
      Deferred                                                            22,833       (19,638)       10,544
                                                                      ----------    ----------    ----------
               Total income tax expense (benefit)                         51,569       (91,536)       81,144
                                                                      ----------    ----------    ----------
                  Net income (loss)                                   $  112,263    $ (248,505)   $  195,813
                                                                      ==========    ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                               ACCUMULATED
                                                                 ADDITIONAL      OTHER                          TOTAL
                                                     COMMON        PAID IN    COMPREHENSIVE    RETAINED     STOCKHOLDER'S
                                                      STOCK        CAPITAL    INCOME (LOSS)    EARNINGS         EQUITY
                                                    ---------    ----------   -------------   ----------    -------------
2007:
   Balance, beginning of year                       $   5,000     $ 81,632      $ 158,231     $2,201,185     $2,446,048
      Comprehensive income:
         Net income                                        --           --             --        195,813        195,813
         Other comprehensive loss                          --           --        (19,076)            --        (19,076)
                                                                                                             ----------
            Total comprehensive income                                                                          176,737
      Changes in accounting principle                      --           --        (22,582)        (4,645)       (27,227)
      Dividends to stockholder                             --           --             --        (15,900)       (15,900)
      Contributions to additional paid in capital          --       14,000             --             --         14,000
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
                                                    =========     ========      =========     ==========     ==========

2008:
   Balance, beginning of year                       $   5,000     $ 95,632      $ 116,573     $2,376,453     $2,593,658
      Comprehensive loss:
         Net loss                                          --           --             --       (248,505)      (248,505)
         Other comprehensive loss                          --           --       (537,109)            --       (537,109)
                                                                                                             ----------
            Total comprehensive loss                                                                           (785,614)
      Changes in accounting principle                      --           --             89         (1,277)        (1,188)
      Dividends to stockholder                             --           --             --        (74,500)       (74,500)
      Contributions to additional paid in capital          --       83,890             --             --         83,890
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
                                                    =========     ========      =========     ==========     ==========

2009:
   Balance, beginning of year                       $   5,000     $179,522      $(420,447)    $2,052,171     $1,816,246
      Comprehensive income:
         Net income                                        --           --             --        112,263        112,263
         Other comprehensive income                        --           --        442,924             --        442,924
                                                                                                             ----------
            Total comprehensive income                                                                          555,187
      Changes in accounting principle                      --           --        (56,783)        87,683         30,900
      Dividends to stockholder                             --           --             --         (8,000)        (8,000)
                                                    ---------     --------      ---------     ----------     ----------
   Balance, end of year                             $   5,000     $179,522      $ (34,306)    $2,244,117     $2,394,333
                                                    =========     ========      =========     ==========     ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                 2009           2008           2007
                                                             -----------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                            $   112,263    $  (248,505)   $   195,813
Adjustments to reconcile net income (loss) to net cash
   provided by (used for) operating activities:
   Interest credited to annuity and insurance contracts          281,163        258,007        247,577
   Fees deducted from policy and contract balances              (364,474)      (338,399)      (425,291)
   Change in future policy benefits                               88,865        295,464         22,616
   Change in other policyholder liabilities, net                  14,198         13,718         45,024
   Amortization of deferred policy acquisition costs             197,505        237,581        176,183
   Capitalization of policy acquisition costs                   (245,976)      (218,047)      (216,730)
   Change in premiums and fees receivable                         12,803        (10,990)       (17,239)
   Deferred tax provision                                         22,833        (19,638)        10,447
   Change in income tax assets / liabilities - current            67,817        (91,547)        (5,073)
   Net realized investment losses (gains)                        (30,017)       483,871        (48,255)
   Change in reinsurance recoverables                            (15,597)       (29,498)       (32,104)
   Other, net                                                      6,147        (12,060)        (9,348)
                                                             -----------    -----------    -----------
      Net cash provided by (used for) operating activities       147,530        319,957        (56,380)
                                                             -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
   Fixed maturity securities                                   1,624,832      1,530,573        945,590
   Equity securities                                             329,379        379,806        604,148
   Alternative investments                                        19,365         26,065         72,265
   Derivative instruments                                        139,037        120,445          1,438
   Other invested assets                                             668            901            552
Proceeds from maturities and repayments of:
   Fixed maturity securities                                     737,631        570,415        774,909
   Mortgage loans                                                 96,375        109,559         76,606
Purchases and originations of:
   Fixed maturity securities                                  (3,554,931)    (2,434,610)    (1,811,777)
   Equity securities                                            (156,242)      (265,118)      (438,236)
   Mortgage loans                                               (109,810)      (112,527)      (189,938)
   Alternative investments                                       (43,612)      (110,756)       (93,322)
   Derivative instruments                                       (172,338)      (127,450)        (1,908)
   Other invested assets                                            (862)           (79)        (1,206)
Finance receivable originations or purchases                    (131,521)      (131,565)      (138,901)
Finance receivable principal payments                            115,880        116,363        116,286
Securities in transit                                            (16,582)        38,598          3,041
Other, net                                                       (44,455)       (40,981)       (62,202)
                                                             -----------    -----------    -----------
      Net cash used for investing activities                  (1,167,186)      (330,361)      (142,655)
                                                             -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance contracts           2,742,147      2,551,249      2,342,490
Withdrawals from annuity and insurance contracts              (1,977,430)    (2,171,046)    (2,116,797)
Change in amounts drawn in excess of cash balances                10,296         (1,834)        55,452
Contributed capital                                                   --         11,307         14,000
Dividends paid to stockholder                                     (8,000)       (74,500)       (10,500)
Other, net                                                         1,226          6,206         15,236
                                                             -----------    -----------    -----------
      Net cash provided by financing activities                  768,239        321,382        299,881
                                                             -----------    -----------    -----------
Net increase (decrease) in cash and cash equivalents            (251,417)       310,978        100,846
Cash and cash equivalents, beginning of year                     576,899        265,921        165,075
                                                             -----------    -----------    -----------
Cash and cash equivalents, end of year                       $   325,482    $   576,899    $   265,921
                                                             ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2009, 2008 AND 2007

(1)  NATURE OF OPERATIONS

     ORGANIZATION AND DESCRIPTION OF BUSINESS

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Securian Life Insurance Company (Securian Life), and Allied Solutions, LLC. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains and losses, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line, for the years ended December 31 were as follows:

IN THOUSANDS                                 2009         2008          2007
------------                              ----------   ----------    ----------
Individual Financial Security             $  500,785   $  427,726    $  465,296
Financial Institution Group                  301,743      294,932       295,030
Group Insurance                            1,513,190    1,424,342     1,327,203
Retirement                                   460,047      447,154       331,408
                                          ----------   ----------    ----------
   Total strategic business units          2,775,765    2,594,154     2,418,937
Subsidiaries and corporate product line      149,817      (27,875)      244,930
                                          ----------   ----------    ----------
      Total                               $2,925,582   $2,566,279    $2,663,867
                                          ==========   ==========    ==========

     The Company serves nearly nine million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     The Company sold its wholly-owned subsidiary, Northstar Life Insurance Company (Northstar), a New York domiciled life insurance company, to an unaffiliated insurance company on July 1, 2007. Prior to the sale transaction, a majority of the Northstar policies and contracts were transferred to Securian Life via an assumption reinsurance transaction effective June 30, 2007. The remaining policies and contracts within Northstar after the sale were 100% reinsured to Securian Life via a coinsurance agreement with an effective date of July, 1 2007. Northstar had total revenues of $3,605,000 included in the consolidated statements of operations for the year ended December 31, 2007. The sale of Northstar did not have a material impact on the consolidated results of operations or financial position of the Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     INSURANCE REVENUES AND EXPENSES

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     COMMISSION INCOME

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     ADMINISTRATIVE AND SPONSORSHIP FEES

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund (ETF) investments in select asset classes that are sub-advised are carried at fair value, which generally are quoted market prices of the funds' net asset value (NAV). The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2009 and 2008, the Company had $10,000,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Fair values of fixed maturity and marketable equity securities are based on quoted market prices obtained from third party pricing services when available.

     For fixed maturity securities where quoted market prices are not available, generally private placement securities, securities that do not trade regularly, and embedded derivatives included in such securities, an internally developed pricing model using a commercial software application is most often used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

     As of December 31, 2009, 87.7% of fixed maturity fair values were obtained from third party pricing services and 12.3% from the internal methods described above. As of December 31, 2008, 85.3% of fixed maturity fair values were obtained from quoted market prices, 14.0% from the internal methods described above and 0.7% from other sources, primarily broker bids. Due to extreme volatility in the fixed maturity markets beginning in late 2007 and throughout 2008 and 2009, the Company performed additional procedures to ensure fair values obtained as of December 31, 2009 and 2008 were appropriate. The additional procedures were primarily performed on fixed maturities where the fair value obtained was less than 90% of par value which supplemented the Company's routine review of the securities valued between 90% and par. For these securities, the additional procedures performed included: review of price history and ratings, comparison of original projected returns to actual returns, analysis of underlying collateral, and documentation supporting the valuation used.

     Real estate, included in other invested assets on the consolidated balance sheets, is carried at cost less accumulated depreciation.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $19,593,000 and $19,792,000 at December 31, 2009 and 2008, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2009 and 2008 approximate the fair value at that date.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product hedging, in policyholder benefits on the consolidated statements of operations. Derivative instrument fair values are based on quoted market prices or dealer quotes. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, all over-the-counter derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Counterparty credit risk of the derivative instruments are monitored closely by the Company along with concentration of similar counterparty credit risks in other assets of the investment portfolio.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations. The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded options, in its efforts to minimize the financial risk associated with these product guarantees.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses).

     REALIZED AND UNREALIZED GAINS AND LOSSES

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     Prior to 2009, the Company recognized in earnings an other-than-temporary impairment (OTTI) for a fixed maturity security in an unrealized loss position unless it could assert that it had both the intent and ability to hold the fixed maturity security for a period of time sufficient to allow for a recovery of fair value to the security's amortized cost basis. Also prior to 2009, the entire difference between the fixed maturity security's amortized cost basis and its fair value was recognized in earnings if it was determined to have an OTTI.

     In 2009, the Financial Accounting Standards Board (FASB) issued new guidance on the recognition and presentation of other-than-temporary impairments. This new guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities. It requires that an OTTI be recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings. The application of this pronouncement was effective January 1, 2009 and the Company adopted the guidance on a prospective basis as required.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100,000 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains (losses) on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2009 or 2008.

     The Company provides valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows or the fair value of the collateral, if the loan is collateral dependent. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations.

     SECURITIES LENDING

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent. When these loan transactions occur, the lending broker provides cash equivalent collateral equal to 102% to 105% of the fair value of the loaned securities.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $199,000, $1,285,000, and $1,335,000 for the years ended December 31, 2009,
     2008, and 2007, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2009 and 2008 were $78,253,000 and $253,703,000, respectively. As of December 31, 2009 and 2008, the fair value of the collateral associated with securities lending was $80,750,000 and $214,604,000, respectively.

     As a result of deteriorating collateral asset quality the Company recognized other-than-temporary impairments of $0, $47,019,000 and $10,044,000 for the years ended December 31, 2009, 2008 and 2007, respectively, on defaulted or distressed fixed income securities contained within its securities lending portfolio. These impairments are included in net realized investment gains (losses) on the consolidated statements of operations. As of December 31, 2009, the Company recognized unrealized gains of $12,016,000 due to the recovery in fair value of certain securities lending collateral assets that were previously impaired in 2008 and 2007. The Company also recorded net realized investment gains of $4,276,000 in 2009 due to the subsequent sale of securities lending collateral assets that were previously impaired in 2008 and 2007.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2009 and 2008, the fair value of these investments included within equity securities on the consolidated balance sheets was $25,769,000 and $21,041,000, respectively.

     FINANCE CHARGE INCOME AND RECEIVABLES

     Finance charge income, arising from the Company's consumer finance operations, includes finance charges, interest, and fees on finance receivables which are recorded as earned. Accrued and uncollected finance charges, interest and fees are included in finance receivables on the consolidated balance sheets. The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on smaller balance, homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual of finance charges is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or fewer late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     A loan is treated as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are generally larger real estate secured loans that are 60 days past due. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Large groups of homogenous installment receivables are collectively evaluated for impairment. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount, which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. The Company's general policy is to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2009 and 2008. Factors regarding economic outlook, as reviewed by a third-party, and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     As a result of the overall poor market performance in 2008, the Company determined that the anchor date used in the mean reversion process should be reset to December 31, 2008 to better reflect current market conditions and the Company's best estimate of DAC. Resetting the anchor date resulted in an additional net loss of $15,280,000 in 2008.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     SALES INDUCEMENTS

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

IN THOUSANDS                                 2009     2008
------------                               -------   ------
Balance at beginning of year               $ 9,726   $2,952
Capitalization                               3,467    4,950
Amortization and interest                     (715)     201
Adjustment for unrealized gains (losses)    (2,186)   1,623
                                           -------   ------
Balance at end of year                     $10,292   $9,726
                                           =======   ======

     GOODWILL AND OTHER INTANGIBLE ASSETS

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, and is tested for impairment, at the reporting unit level, at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to:
     (1) a significant adverse change in legal factors or in business climate,
     (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. The fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     SOFTWARE

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $36,612,000 and $37,896,000 as of December 31, 2009 and 2008, respectively, and amortized software expense of $14,167,000, $13,714,000 and $12,710,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     PROPERTY AND EQUIPMENT

     Property and equipment are carried at cost, net of accumulated depreciation of $118,940,000 and $114,081,000 at December 31, 2009 and 2008,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2009, 2008 and 2007, was $11,715,000, $12,136,000,
     and $11,787,000, respectively.

     REINSURANCE

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     POLICYHOLDER LIABILITIES

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2009, the Company has assumed an average rate of investment yields ranging from 4.65% to 5.24%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     PARTICIPATING BUSINESS

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2009 and 2008, the total participating business in force was $1,918,937,000 and $1,719,000,000, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% and 0.3% at December 31, 2009 and 2008, respectively.

     INCOME TAXES

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

     RECLASSIFICATION

     Certain 2008 and 2007 financial statement balances have been reclassified to conform to the 2009 presentation.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          To date, the Company has not required receipt of collateral from its interest rate swap counterparties. The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. This requirement is satisfied by deposit of a U.S. Treasury security. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2009, approximately 90.6% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In September 2009, the FASB issued Accounting Standards Update 12 (ASU 2009-12), Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which provides guidance on measuring the fair value of investments in certain entities that calculate net asset value per share, how investments within its scope would be classified in the fair value hierarchy and enhances disclosure requirements about the nature and risks of investments measured at fair value on a recurring and non-recurring basis for periods ending after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-12.

     In August 2009, the FASB issued Accounting Standards Update 5 (ASU 2009-5), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company is currently evaluating the impact to its consolidated results of operations and financial position due to the adoption of ASU 2009-5.

     In June 2009, the FASB issued FASB Accounting Standards Codification (Codification) as the single source of authoritative accounting guidance used in the preparation of financial statements in conformity with GAAP for all non-governmental agencies. Codification, which changed the referencing and organization of accounting guidance without modification of existing GAAP, is effective for periods ending after September 15, 2009. Since it did not modify GAAP, Codification did not have a material impact on the consolidated results of operations or financial position of the Company.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In May 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or available to be issued. It also requires disclosure of the date through which management has evaluated subsequent events and the basis for that date. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 24.

     In April 2009, the FASB issued new guidance on the recognition and presentation of other-than-temporary impairments (OTTI Guidance) as discussed in note 2. This OTTI Guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities in annual financial statements.

     The Company's net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, was an increase to retained earnings of $87,683,000 and a decrease to accumulated other comprehensive income (AOCI) of $56,783,000. This cumulative effect adjustment to retained earnings was comprised of an increase to the amortized cost basis of fixed maturity securities of $89,593,000, net of policyholder related amounts of $2,388,000 and net of deferred income tax benefits of $478,000. The difference between the impact of the cumulative effect adjustment to retained earnings and AOCI of $30,900,000 is almost entirely due to a decrease in the tax valuation allowance as a result of the reclassification of non-credit losses to AOCI. The enhanced financial statement presentation of the total OTTI loss and the offset for the portion of noncredit OTTI loss transferred to, and recognized in, other comprehensive income (loss) is presented on the consolidated statements of operations.

     In January 2009, the FASB issued guidance which removed the exclusive reliance on market participant estimates of future cash flows and allows management to apply reasonable judgment in assessing whether an OTTI has occurred. The Company adopted the provisions of this new guidance on a prospective basis effective October 1, 2008.

     In April 2009, the FASB issued guidance on estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and identifying transactions that are not orderly. This guidance is effective for periods ending after June 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In December 2008, the FASB issued guidance requiring employers to make additional disclosures about plan assets for defined benefit and other postretirement benefit plans for periods ending after December 15, 2009. The Company has provided all of the material required disclosures in note 11.

     In April 2008, the FASB issued guidance addressing renewal and extension assumptions used to determine the useful life of recognized intangible assets. This guidance is effective for fiscal years beginning after December 15, 2008 and is applicable for intangible assets acquired after the effective date. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

     In March 2008, the FASB issued guidance effective for fiscal years beginning after November 15, 2008, enhancing required disclosures that should enable financial statement users to understand how and why a company uses derivative instruments, how derivative instruments and related hedged items are accounted for and how derivative instruments and related hedging items affect a company's financial position, financial performance and cash flows. The Company has provided all of the material required disclosures in note 7.

     In December 2007, FASB issued guidance establishing accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In December 2007, the FASB issued and subsequently modified in April 2009, guidance relating to business combinations. This new guidance improves the relevance, representational faithfulness, and comparability of the information that a reporting entity provides about a business combination and its effects. The adoption of this new guidance on January 1, 2009 had no material impact on the Company's consolidated results of operations or financial position.

     In February 2007, the FASB issued guidance permitting entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The application of this new guidance is required for fiscal years beginning after November 15, 2007. The adoption did not impact the Company's consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. The Company will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provision outlined within the guidance.

     In September 2006, the FASB issued guidance that requires an employer to recognize the funded status of a defined benefit pension and other postretirement plan as an asset or liability on its consolidated balance sheets and to recognize changes in funded status in the year in which the changes occur through other comprehensive income (loss). In addition, this new guidance requires an employer to measure the funded status of a plan as of the date of its year-end financial statements. For employers without publicly traded equity securities, recognition of the funded status of a benefit plan was required to be adopted for fiscal years ending after June 15, 2007. The requirement to measure the funded status of a plan as of the date of its year-end financial statements was required for fiscal years ending after December 15, 2008. The Company adopted the requirement to recognize the funded status of its benefit plans as of December 31, 2007, which resulted in a $22,562,000 decrease to accumulated other comprehensive income (loss), net of taxes. The Company adopted the requirement to measure the funded status as of the date of its year-end financial statements on December 31, 2008, which resulted in a $1,277,000 decrease to retained earnings, net of taxes, and a $89,000 increase to accumulated other comprehensive income (loss), net of taxes.

     In September 2006, the FASB issued guidance which establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures regarding fair value measurements. The application of this new guidance was initially required for fiscal years beginning after November 15, 2007. During February 2008, the FASB issued guidance which delayed the effective date until fiscal years beginning after November 15, 2008 for nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. During October 2008, the FASB issued additional guidance effective upon issuance which clarified the application of the fair value guidance in an inactive market, including: how internal assumptions should be considered when measuring fair value, how observable market information that is not active should be considered and how the use of market quotes should be used when assessing observable and unobservable data. There was no material impact to the Company's financial statements, other than disclosures, as a result of the adoption of this new guidance.

     In June 2006, the FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This new guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Additional guidance is provided on derecognition, classification, interest and penalties, disclosure and transition. The application of this new guidance was required for fiscal years beginning after December 15, 2006. The Company adopted the new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to increase retained earnings $1,681,000, net of taxes.

     In September 2005, guidance was issued by the AcSEC of the AICPA on accounting for DAC on internal replacements and certain investment contracts. This guidance was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted this new guidance effective January 1, 2007, which resulted in a cumulative effect adjustment to decrease retained earnings $6,326,000, net of taxes, and decrease accumulated other comprehensive income $20,000, net of taxes.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2009 and 2008. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

     Effective January 1, 2008, the Company prospectively adopted the provisions of fair value measurement guidance for its financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith of the government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Refer to note 2 for additional information on techniques used to measure fair value and any changes in those techniques during 2009.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2009
                                                            -------------------------------------------------
IN THOUSANDS                                                  LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
------------                                                -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   131,127   $       --   $     --   $   131,127
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       46,382         --        46,382
   Foreign government securities                                     --       23,683         --        23,683
   Corporate securities                                              --    3,794,977    922,579     4,717,556
   Asset-backed securities                                           --      184,946     33,661       218,607
   Commercial mortgage-backed securities                             --      844,537         89       844,626
   Residential mortgage-backed securities                            --    1,978,612      4,675     1,983,287
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       131,127    6,873,137    961,004     7,965,268
Equity securities, available-for-sale                           273,096           --          9       273,105
Fixed maturity securities on loan:
   U.S. government securities                                    38,691           --         --        38,691
   Foreign government securities                                     --          690         --           690
   Corporate securities                                              --       19,510         --        19,510
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    38,691       20,200         --        58,891
Equity securities on loan                                        19,362           --         --        19,362
Derivative instruments                                                6       47,463         --        47,469
                                                            -----------   ----------   --------   -----------
         Total investments                                      462,282    6,940,800    961,013     8,364,095
Cash equivalents                                                273,221        9,493         --       282,714
Securities held as collateral                                     6,876       33,294         --        40,170
Separate account assets (1)                                  11,030,739      416,869         --    11,447,608
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $11,773,118   $7,400,456   $961,013   $20,134,587
                                                            ===========   ==========   ========   ===========
Policy and contract account balances (2)                    $        --   $       --   $ 12,579   $    12,579
Future policy and contract benefits (2)                              --           --     30,999        30,999
Derivative instruments                                               --          673         --           673
Securities lending collateral                                     6,876       73,874         --        80,750
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $     6,876   $   74,547   $ 43,578   $   125,001
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

                                                                    DECEMBER 31, 2008
                                                    ------------------------------------------------
IN THOUSANDS                                          LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
------------                                        ----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale
   U.S. government securities                       $   34,592   $    9,767   $     --   $    44,359
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       34,632      2,797        37,429
   Foreign government securities                            --        4,659         --         4,659
   Corporate securities                                     --    2,403,473    843,528     3,247,001
   Asset-backed securities                                  --      183,003     26,851       209,854
   Commercial mortgage-backed securities                    --      754,176     12,623       766,799
   Residential mortgage-backed securities                   --    1,522,474     16,383     1,538,857
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities, available-
         for-sale                                       34,592    4,912,184    902,182     5,848,958
Equity securities, available-for-sale                  340,235           --        326       340,561
Fixed maturity securities on loan:
   U.S. government securities                          109,172        3,500         --       112,672
   Agencies not backed by the full faith and
      credit of the U.S. government                         --       37,117         --        37,117
   Corporate securities                                     --       13,942         --        13,942
   Residential mortgage-backed securities                   --       53,022         --        53,022
                                                    ----------   ----------   --------   -----------
      Total fixed maturity securities on loan          109,172      107,581         --       216,753
Equity securities on loan                               36,950           --         --        36,950
Derivative instruments                                       9       57,404         --        57,413
                                                    ----------   ----------   --------   -----------
      Total investments                                520,958    5,077,169    902,508     6,500,635
Cash equivalents                                       463,326       33,425         --       496,751
Securities held as collateral                           13,528      201,076         --       214,604
Separate account assets (1)                          8,977,964      259,683      2,100     9,239,747
                                                    ----------   ----------   --------   -----------
      Total financial assets                        $9,975,776   $5,571,353   $904,608   $16,451,737
                                                    ==========   ==========   ========   ===========
Policy and contract account balances (2)            $       --   $       --   $  2,398   $     2,398
Future policy and contract benefits (2)                     --           --    107,175       107,175
Securities lending collateral                           13,528      258,139         --       271,667
                                                    ----------   ----------   --------   -----------
      Total financial liabilities                   $   13,528   $  258,139   $109,573   $   381,240
                                                    ==========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR    INCOME (1)      INCOME            NET         LEVEL 3     END OF YEAR
------------                      ----------   ----------   -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                 $  2,797     $    --       $     --        $     --      $ (2,797)     $     --
Corporate securities                843,528      (6,000)       118,005         (19,135)      (13,819)      922,579
Asset-backed securities              26,851          --           (450)         23,682       (16,422)       33,661
Commercial mortgage-backed
   securities                        12,623          --             15             (32)      (12,517)           89
Residential mortgage-backed
   securities                        16,383      (1,227)         2,220         (12,176)         (525)        4,675
                                   --------     -------       --------        --------      --------      --------
      Total fixed maturities,
         available-for-sale         902,182      (7,227)       119,790          (7,661)      (46,080)      961,004
Equity securities, available-
   for-sale                             326          --            213            (415)         (115)            9
Separate account assets (2)           2,100      (1,200)            --            (900)           --            --
                                   --------     -------       --------        --------      --------      --------
      Total financial assets       $904,608     $(8,427)      $120,003        $ (8,976)     $(46,195)     $961,013
                                   ========     =======       ========        ========      ========      ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net income.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2008:

                                                   TOTAL REALIZED AND
                                                UNREALIZED GAINS (LOSSES)
                                                      INCLUDED IN:
                                               --------------------------
                                                                             PURCHASES,        NET
                                  BALANCE AT                    OTHER         SALES AND     TRANSFERS
                                   BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                        OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                      ----------    --------    -------------   ------------   -----------   -----------
Agencies not backed by the
   full faith and credit of the
   U.S. government                $    3,979    $     --      $  (1,182)      $     --       $    --       $  2,797
Corporate securities               1,001,721      (5,346)      (141,261)       (16,608)        5,022        843,528
Asset-backed securities               15,939      (1,339)        (1,972)        (2,257)       16,480         26,851
Commercial mortgage-backed
   securities                         29,743     (10,979)        (2,607)         2,724        (6,258)        12,623
Residential mortgage-
   backed securities                   8,424      (1,365)        (4,733)        13,405           652         16,383
                                  ----------    --------      ---------       --------       -------       --------
      Total fixed maturities,
         available-for-sale        1,059,806     (19,029)      (151,755)        (2,736)       15,896        902,182
Equity securities, available-
   for-sale                            2,369        (428)            89         (1,819)          115            326
Separate account assets (2)           10,061      (2,516)            --            (52)       (5,393)         2,100
                                  ----------    --------      ---------       --------       -------       --------
         Total financial assets   $1,072,236    $(21,973)     $(151,666)      $ (4,607)      $10,618       $904,608
                                  ==========    ========      =========       ========       =======       ========

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

(2) The net realized gain (loss) on separate account assets is attributable to policy and contract holders and, therefore, is not included in the Company's net loss.

     There were no changes in unrealized gains (losses) included in net income
     (loss) related to assets held as of December 31, 2009 and 2008.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2009:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                  SALES
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR    INCOME (1)       GAIN             NET         LEVEL 3     END OF YEAR
------------                        ----------   ----------   -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $  2,398     $ 10,181         $--           $    --         $--         $12,579
Future policy and contract
   benefits                           107,175      (75,090)         --            (1,086)         --          30,999
                                     --------     --------         ---           -------         ---         -------
      Total financial liabilities    $109,573     $(64,909)        $--           $(1,086)        $--         $43,578
                                     ========     ========         ===           =======         ===         =======

(1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2008:

                                                     TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                        INCLUDED IN:
                                                 --------------------------
                                                                                 SALES,
                                                                                ISSUANCES        NET
                                    BALANCE AT                    OTHER            AND        TRANSFERS
                                     BEGINNING       NET      COMPREHENSIVE   SETTLEMENTS,   IN (OUT) OF    BALANCE AT
IN THOUSANDS                          OF YEAR     LOSS (1)        LOSS             NET         LEVEL 3     END OF YEAR
------------                        ----------    --------    -------------   ------------   -----------   -----------
Policy and contract account
   balances                          $ 1,727       $   671         $--           $  --           $--         $  2,398
Future policy and contract
   benefits                           12,986        94,599          --            (410)           --          107,175
                                     -------       -------         ---           -----           ---         --------
      Total financial liabilities    $14,713       $95,270         $--           $(410)          $--         $109,573
                                     =======       =======         ===           =====           ===         ========

(1) The amounts in the column are reported in net realized investment gains (losses) on the consolidated statements of operations for the amounts related to future policy and contract benefits and in policyholder benefits for the amounts related to the policy and contract account balances.

The change in unrealized (gains) losses included in net income (loss) related to liabilities held as of December 31, 2009 was $(60,698,000), of which $(70,908,000) was included in net realized investment gains (losses) and $10,210,000 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income
(loss) related to liabilities held as of December 31, 2008 was $95,463,000, of which $94,792,000 was included in net realized investment gains (losses) and $671,000 was included in policyholder benefits on the consolidated statements of operations.

The Company did not have any assets or liabilities reported at fair value on a nonrecurring basis.

FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

The interest rates on finance receivables outstanding as of December 31, 2009 and 2008 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2009 and 2008 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Mortgage loans, net        $1,263,581   $1,231,777   $1,250,198   $1,181,272
Finance receivables, net      190,925      190,925      185,317      185,317
Policy loans                  340,362      340,362      334,986      334,986
Alternative investments       470,424      470,424      475,016      475,016

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2009                      2008
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
IN THOUSANDS                 AMOUNT        VALUE       AMOUNT        VALUE
------------               ----------   ----------   ----------   ----------
Deferred annuities         $2,420,139   $2,532,103   $2,005,003   $1,991,314
Annuity certain contracts      72,789       76,544       56,112       54,981
Other fund deposits         1,560,268    1,558,257    1,403,133    1,419,365
Supplementary contracts
   without life
   contingencies               56,407       56,407       52,524       52,524
Notes payable                 125,000      127,226      125,000      127,179

(6)  INVESTMENTS

     FIXED MATURITY AND EQUITY SECURITIES

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $8,024,159,000 and $6,065,711,000 at December 31, 2009 and 2008,
     respectively. Fixed maturity securities represent 75.0% and 69.1% of total invested assets at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008 publicly traded fixed maturity securities comprised 80.2% and 78.0%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company's mortgage-backed securities investment portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers.

     The Company holds commercial mortgage-backed securities (CMBS) that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's residential mortgage-backed securities (RMBS) portfolio primarily contains prime residential mortgages with loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,671,586,000 and $1,180,361,000 agency backed RMBS and $311,701,000 and
     $358,496,000 non-agency backed RMBS as of December 31, 2009 and 2008, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2009 was $52,396,000 with unrealized losses totaling $15,369,000.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $302,467,000 and $387,511,000 as of December 31, 2009 and 2008,
     respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                            AMORTIZED    UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2009                          COST        GAINS        LOSSES     AOCL (1)   FAIR VALUE
-----------------                       ----------   ----------   ----------   --------   ----------
U.S. government securities              $  119,502    $ 12,129     $    504    $     --   $  131,127
Agencies not backed by the full faith
   and credit of the U.S. government        44,957       2,573        1,148          --       46,382
Foreign government securities               22,481       1,507          305          --       23,683
Corporate securities                     4,496,306     246,359       25,833        (724)   4,717,556
Asset-backed securities                    218,992       5,810        4,287       1,908      218,607
CMBS                                       948,939      11,085       68,964      46,434      844,626
RMBS                                     2,035,150      66,246       38,191      79,918    1,983,287
                                        ----------    --------     --------    --------   ----------
      Total fixed maturities             7,886,327     345,709      139,232     127,536    7,965,268
Equity securities - unaffiliated           242,238      43,195        2,328          --      283,105
                                        ----------    --------     --------    --------   ----------
         Total                          $8,128,565    $388,904     $141,560    $127,536   $8,248,373
                                        ==========    ========     ========    ========   ==========

(1) Amounts include unrealized gains and losses on impaired securities subsequent to the impairment measurement date.

The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                       GROSS        GROSS
IN THOUSANDS                             AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                           COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ----------   ----------   ----------   ----------
U.S. government securities              $   36,673    $  7,819     $    133    $   44,359
Agencies not backed by the full faith
   and credit of the U.S. government        34,250       4,530        1,351        37,429
Foreign government securities                4,196         463           --         4,659
Corporate securities                     3,556,936      35,167      345,102     3,247,001
Asset-backed securities                    243,704       2,131       35,981       209,854
CMBS                                       990,635       2,988      226,824       766,799
RMBS                                     1,610,327      53,574      125,044     1,538,857
                                        ----------    --------     --------    ----------
      Total fixed maturities             6,476,721     106,672      734,435     5,848,958
Equity securities - unaffiliated           348,897      26,175       24,511       350,561
                                        ----------    --------     --------    ----------
         Total                          $6,825,618    $132,847     $758,946    $6,199,519
                                        ==========    ========     ========    ==========

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                 GROSS         GROSS
IN THOUSANDS                       AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2009                     COST       GAINS        LOSSES     OTTI IN AOCL   FAIR VALUE
-----------------                  ---------   ----------   ----------   ------------   ----------
U.S. government securities          $39,325      $  820       $1,454          $--        $38,691
Foreign government securities           703           8           21           --            690
Corporate securities                 18,502       1,063           55           --         19,510
                                    -------      ------       ------          ---        -------
      Total fixed maturities         58,530       1,891        1,530           --         58,891
Equity securities - unaffiliated     15,563       3,870           71           --         19,362
                                    -------      ------       ------          ---        -------
         Total                      $74,093      $5,761       $1,601          $--        $78,253
                                    =======      ======       ======          ===        =======

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                      GROSS         GROSS
IN THOUSANDS                            AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 2008                          COST       GAINS        LOSSES     FAIR VALUE
-----------------                       ---------   ----------   ----------   ----------
U.S. government securities               $ 94,122     $18,559      $    9      $112,672
Agencies not backed by the full faith
   and credit of the U.S. government       35,841       1,276          --        37,117
Corporate securities                       14,330         372         760        13,942
RMBS                                       50,474       2,568          20        53,022
                                         --------     -------      ------      --------
      Total fixed maturities              194,767      22,775         789       216,753
Equity securities - unaffiliated           35,039       3,038       1,127        36,950
                                         --------     -------      ------      --------
         Total                           $229,806     $25,813      $1,916      $253,703
                                         ========     =======      ======      ========

     The amortized cost and fair value of fixed maturity securities at December 31, 2009, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                    AVAILABLE-FOR-SALE
                                            AVAILABLE-FOR-SALE      SECURITIES ON LOAN
                                         -----------------------   -------------------
                                         AMORTIZED       FAIR      AMORTIZED     FAIR
IN THOUSANDS                               COST         VALUE         COST      VALUE
------------                             ----------   ----------   ---------   -------
Due in one year or less                  $  198,111   $  202,638    $   706    $   706
Due after one year through five years     2,056,555    2,166,403      6,203      6,524
Due after five years through ten years    2,124,227    2,234,199     27,754     27,788
Due after ten years                         304,353      315,508     23,867     23,873
                                         ----------   ----------    -------    -------
                                          4,683,246    4,918,748     58,530     58,891
Asset-backed and mortgage-backed
   securities                             3,203,081    3,046,520         --         --
                                         ----------   ----------    -------    -------
      Total                              $7,886,327   $7,965,268    $58,530    $58,891
                                         ==========   ==========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                               DECEMBER 31, 2009
                                   -----------------------------------------------------------------------------
                                             LESS THAN 12 MONTHS                  12 MONTHS OR GREATER
                                   -------------------------------------   -------------------------------------
                                                             UNREALIZED                              UNREALIZED
                                                AMORTIZED    LOSSES AND                 AMORTIZED    LOSSES AND
IN THOUSANDS                       FAIR VALUE     COST      OTTI IN AOCL   FAIR VALUE      COST     OTTI IN AOCL
------------                       ----------   ---------   ------------   ----------   ---------   ------------
U.S. government securities         $ 33,883      $ 34,387      $   504      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                        19,506        20,626        1,120           635          663           28
Foreign government securities         7,163         7,468          305            --           --           --
Corporate securities                318,623       323,588        4,965       305,452      325,596       20,144
Asset-backed securities              74,258        76,891        2,633        21,784       25,346        3,562
CMBS                                125,319       137,089       11,770       366,573      470,201      103,628
RMBS                                444,270       475,153       30,883       222,061      309,287       87,226
Equity securities - unaffiliated     11,640        12,299          659        75,036       76,705        1,669

                                                              DECEMBER 31, 2008
                                   -----------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS                    12 MONTHS OR GREATER
                                   --------------------------------------   ------------------------------------
                                                AMORTIZED    UNREALIZED                  AMORTIZED    UNREALIZED
IN THOUSANDS                       FAIR VALUE      COST        LOSSES       FAIR VALUE      COST        LOSSES
------------                       ----------   ----------   ------------   ----------   ---------   -----------
U.S. government securities         $      343   $      476     $    133      $     --     $     --     $     --
Agencies not backed by the full
   faith and credit of the U.S.
   government                           2,797        4,000        1,203           952        1,100          148
Corporate securities                1,810,209    2,019,010      208,801       429,023      565,324      136,301
Asset-backed securities               168,685      199,477       30,792         5,731       10,920        5,189
CMBS                                  533,448      696,486      163,038        90,065      153,851       63,786
RMBS                                  223,403      295,487       72,084        83,058      136,018       52,960
Equity securities - unaffiliated       78,202       96,686       18,484        29,192       35,219        6,027

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                           DECEMBER 31, 2009
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                                         UNREALIZED                       UNREALIZED
                                                         LOSSES AND                       LOSSES AND
                                     FAIR    AMORTIZED     OTTI IN     FAIR   AMORTIZED     OTTI IN
IN THOUSANDS                        VALUE       COST        AOCL      VALUE      COST        AOCL
------------                       -------   ---------   ----------   -----   ---------   ----------
U.S. government securities         $32,071    $33,525      $1,454      $ --      $ --        $--
Foreign government securities          497        518          21        --        --         --
Corporate securities                 5,310      5,364          54       424       425          1
Equity securities - unaffiliated     1,249      1,320          71        --        --         --

                                                           DECEMBER 31, 2008
                                   -----------------------------------------------------------------
                                          LESS THAN 12 MONTHS              12 MONTHS OR GREATER
                                   --------------------------------   ------------------------------
                                     FAIR    AMORTIZED   UNREALIZED    FAIR   AMORTIZED   UNREALIZED
IN THOUSANDS                        VALUE       COST       LOSSES      VALUE     COST       LOSSES
------------                       -------   ---------   ----------   ------  ---------   ----------
U.S. government securities          $4,751     $4,760      $    9     $   --    $   --      $ --
Corporate securities                 6,862      7,242         380      2,749     3,129       380
RMBS                                 2,299      2,319          20         --        --        --
Equity securities - unaffiliated     5,520      6,629       1,109        106       124        18

     U.S. government securities by their nature are impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Agencies not backed by the full faith and credit of the U.S. government are also normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Foreign governments are similar in nature to U.S. government and agency securities in that the primary impact to valuation is due to changes in interest rates. These securities are also impacted by foreign currency rates and the Company attempts to invest only in stable, top tier global markets. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company impairs securities due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads. The Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of prime residential mortgages with loans made to customers with strong credit histories. The slowdown in the U.S. housing market has impacted the valuations across the entire asset class. As of December 31, 2009, 84.3% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2009, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 79.8% investment grade (BBB or better) and 69.3% of the unrealized losses were recognized as OTTI noncredit losses. Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2009, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 94.2% investment grade and 35.7% of the unrealized losses were recognized as OTTI noncredit loss. Based on the results of discounted cash flow analysis, the Company expects to collect all principal and interest and did not have an intent to sell these securities at December 31, 2009.

     Equity securities with unrealized losses at December 31, 2009 primarily represent highly diversified mutual funds that have positive outlooks for near-term future recovery.

     At December 31, 2009 and 2008, fixed maturity securities and cash equivalents with a carrying value of $18,862,000 and $17,609,000, respectively, were on deposit with various regulatory authorities as required by law.

     MORTGAGE LOANS

     The Company underwrites commercial mortgages on general purpose income producing properties including office buildings, retail facilities, apartments/other, industrial and hotel properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,263,581,000 and $1,250,198,000 at December 31, 2009 and 2008, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     Real estate acquired in satisfaction of debt is accounted for at the lower of the property's fair value less expected selling costs or the loan balance. The Company had no foreclosed loans or real estate owned as of December 31, 2009 or 2008.

     Realized losses on mortgage loans are the result of foreclosures, sales of loans and write-down in anticipation of losses. The Company did not recognize any realized capital losses on commercial mortgage loans for the years ended December 31, 2009, 2008 and 2007. The valuation allowance held for mortgage loans was $100,000 and $0 as of December 31, 2009 and 2008. The change in valuation allowance was $100,000 for the year ending December 31, 2009 and $0 for the years ending December 31, 2008 and 2007.

     ALTERNATIVE INVESTMENTS

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are attempted to be diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2009     DECEMBER 31, 2008
                                      -------------------   -------------------
                                      CARRYING   PERCENT    CARRYING   PERCENT
IN THOUSANDS                            VALUE    OF TOTAL    VALUE     OF TOTAL
------------                          --------   --------   --------   --------
Alternative Investments
   Private equity funds               $244,590     52.0%    $247,282     52.1%
   Mezzanine debt funds                156,180     33.2%     160,294     33.7%
   Hedge funds                          69,654     14.8%      67,440     14.2%
                                      --------    -----     --------    -----
      Total alternative investments   $470,424    100.0%    $475,016    100.0%
                                      ========    =====     ========    =====

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31 was as follows:

IN THOUSANDS                   2009        2008        2007
------------                 --------    --------    --------
Fixed maturity securities    $437,786    $406,958    $401,629
Equity securities              12,371      20,886      23,593
Mortgage loans                 77,362      80,917      76,246
Policy loans                   24,515      24,040      22,522
Cash equivalents                1,510       4,921      10,312
Alternative investments         3,930       5,266       2,577
Derivative instruments            (85)       (101)         53
Other invested assets           1,362       3,005       2,459
                             --------    --------    --------
   Gross investment income    558,751     545,892     539,391
Investment expenses           (15,636)    (16,676)    (17,021)
                             --------    --------    --------
   Total                     $543,115    $529,216    $522,370
                             ========    ========    ========

     NET REALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009         2008        2007
------------                    --------    ---------    --------
Fixed maturity securities       $(27,840)   $(290,059)   $(50,010)
Equity securities                 47,486      (93,986)     83,580
Mortgage loans                       (74)          --          --
Alternative investments          (15,267)      (2,070)     32,516
Derivative instruments            21,434      (50,844)     (7,921)
Other invested assets                  2          107         134
Securities held as collateral      4,276      (47,019)    (10,044)
                                --------    ---------    --------
   Total                        $ 30,017    $(483,871)   $ 48,255
                                ========    =========    ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

IN THOUSANDS                      2009        2008         2007
------------                    --------    --------     --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $102,423    $ 15,997     $ 22,237
   Gross realized losses         (85,455)    (93,306)     (34,747)
Equity securities:
   Gross realized gains           79,699      49,028      108,727
   Gross realized losses         (27,963)    (66,223)     (17,547)
Alternative investments:
   Gross realized gains            5,085      10,173       38,064
   Gross realized losses             (21)        (70)         (78)

     Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

IN THOUSANDS                      2009      2008       2007
------------                    -------   --------   -------
Fixed maturity securities
   Corporate securities         $14,107   $ 46,580   $ 7,035
   Asset-backed securities           --     14,400       931
   CMBS                           1,141     29,363     4,723
   RMBS                          29,560    122,408    24,811
Equity securities                 4,250     76,792     7,600
Alternative investments          20,331     12,173     5,470
Securities held as collateral        --     47,019    10,044
                                -------   --------   -------
   Total other-than-temporary
      impairments               $69,388   $348,735   $60,614
                                =======   ========   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, 2009, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

IN THOUSANDS                                                2009
------------                                              --------
Balance at beginning of year                              $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                    87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                    33,415
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                     11,393
                                                          --------
Balance at end of year                                    $132,575
                                                          ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for over-the-counter derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                           DECEMBER 31, 2009                  DECEMBER 31, 2008
                                                   --------------------------------   --------------------------------
IN THOUSANDS                                                        FAIR VALUE                         FAIR VALUE
                                                              ---------------------              ---------------------
     PRELIMINARY
   UNDERLYING RISK                                 NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
       EXPOSURE             INSTRUMENT TYPE         AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------   -------------------------   --------   -------   -----------   --------   -------   -----------
Interest rate          Interest rate swaps         $101,500   $ 3,287       $ --      $101,500   $26,551       $--
                       Interest rate futures        162,100         5         --       514,100         7        --
                       TBAs                          39,361    41,056         --        30,125    30,906        --
Foreign currency       Foreign currency forwards          6        --         --           621       (54)       --
Equity market          Equity futures                89,320         2         --        94,390         3        --
                       Equity options                61,160     3,119        673            --        --        --
                                                   --------   -------       ----      --------   -------       ---
   Total derivatives                               $453,447   $47,469       $673      $740,736   $57,413       $--
                                                   ========   =======       ====      ========   =======       ===

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

The majority of the freestanding derivatives utilized by the Company are for specific hedging programs related to various annuity and insurance product liabilities that have market risk. The trading activity for these programs is influenced by two major factors - the sales growth of products and the volatility in the interest and equity markets. The volume and frequency of trading increased during the volatile equity markets in late 2008 and early 2009. For most of 2008 and 2009 the trading volume and frequency was at expected levels.

The Company uses interest rate futures to manage duration in certain portfolios within the general account of the Company. The trading volume and frequency was stable in these portfolios during 2009 and 2008. In addition, the Company utilized a total return strategy in 2007 and 2008 that replicated the S&P 500 by investing in corporate bonds and total rate of return swaps. The swaps were unwound in 2008. The remaining use of derivatives is immaterial to the Company's results.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     Total rate of return swaps (TRRs) are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company uses TRRs to synthetically create investments. There were no TRRs at December 31, 2009 or December 31, 2008.

     The Company also holds certain mortgage backed TBA instruments that have not settled at their first available date to settle.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                    DECEMBER 31, 2009
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $(19,339)           $(83)          $3,414
Interest rate futures                     (12,010)             --               --
TBAs                                        1,075              --               --
Foreign currency forwards                      53              (2)              --
Equity futures                            (24,521)             --               --
Equity options                                 --              --              768
                                         --------            ----           ------
Total gains (losses) recognized in
   income from derivatives               $(54,742)           $(85)          $4,182
                                         ========            ====           ======

                                                    DECEMBER 31, 2008
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                       $24,115           $ (23)           $141
Interest rate futures                      15,946              --              --
TBAs                                        1,065              --              --
Foreign currency forwards                      26             (78)             --
Equity futures                              5,025              --              --
Equity options                                (65)             --              --
Total return swaps                         (2,767)             --              --
                                          -------           -----            ----
Total gains (losses) recognized in
   income from derivatives                $43,345           $(101)           $141
                                          =======           =====            ====

                                                    DECEMBER 31, 2007
                                     ------------------------------------------------
                                       NET REALIZED
                                     INVESTMENT GAINS   NET INVESTMENT   POLICYHOLDER
IN THOUSANDS                             (LOSSES)           INCOME         BENEFITS
------------                         ----------------   --------------   ------------
Interest rate swaps                      $   121              $--            $(87)
Interest rate futures                       (543)              --              --
TBAs                                          25               --              --
Foreign currency forwards                   (327)              53              --
Equity futures                            (1,586)              --              --
Equity options                             2,474               --              --
Total return swaps                          (340)              --              --
                                         -------              ---            ----
Total gains (losses) recognized in
   income from derivatives               $  (176)             $53            $(87)
                                         =======              ===            ====

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2009 or December 31, 2008.

     The Company's collateral arrangements for its over-the-counter derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any over-the-counter derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2009 and therefore, was not required to pledge collateral.

     EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

IN THOUSANDS                                             2009       2008
------------                                           --------   --------
Embedded derivatives within annuity products:
   Guaranteed withdrawal benefits                      $(17,176)  $(83,252)
   Guaranteed payout floors                             (13,823)   (23,923)
   Other                                                 (2,954)    (1,652)
Embedded derivatives within life insurance products:
   Equity-linked index credits                         $ (9,625)  $   (746)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

IN THOUSANDS                                             2009       2008       2007
------------                                           --------   --------   --------
Embedded derivatives within annuity products:
   Net investment gains (losses)                       $76,176    $(94,189)  $(7,745)
   Policyholder benefits                                (1,302)       (464)     (912)
Embedded derivatives within life insurance products:
   Policyholder benefits                               $(8,879)   $   (207)  $   (12)

     At December 31, 2009 and 2008, fixed maturity securities with a carrying value of $29,989,000 and $15,804,000, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     An entity is considered a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both.

     The Company has reviewed all investments and relationships for potential VIEs. As of December 31, 2009 and 2008, the Company had identified one VIE for which it was the primary beneficiary. The Company held an investment in a trust for which it was the primary beneficiary and where results were consolidated in the Company's financial results. The assets held under this VIE as of December 31, 2009 and 2008 were $4,746,000 and $4,972,000, respectively and are included in other invested assets on the consolidated balance sheets.

     The Company has identified VIE arrangements in which it holds significant variable interests, but is not the primary beneficiary and for which results have not been consolidated, as detailed below:

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2009          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $31,614    $24,852
Other invested assets       2,286      2,286

                                     MAXIMUM
IN THOUSANDS               TOTAL    EXPOSURE
DECEMBER 31, 2008          ASSETS    TO LOSS
-----------------         -------   --------
Alternative investments   $28,008    $25,080
Other invested assets       2,286      2,286

(9)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

IN THOUSANDS                        2009         2008
------------                     ---------    ---------
Direct installment loans         $ 227,107    $ 223,889
Retail installment notes            38,301       30,633
Accrued interest                     4,458        4,289
                                 ---------    ---------
   Gross receivables               269,866      258,811
Unearned finance charges           (68,177)     (63,125)
Allowance for losses               (10,764)     (10,369)
                                 ---------    ---------
      Finance receivables, net   $ 190,925    $ 185,317
                                 =========    =========

     Direct installment loans, at December 31, 2009 and 2008, consisted of $156,309,000 and $153,144,000, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $11,276,000 and $13,329,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2009 were as follows:

IN THOUSANDS
------------
2010                                $ 23,991
2011                                  64,736
2012                                  92,536
2013                                  18,080
2014                                     543
2015 and thereafter                    1,803
                                    --------
   Total finance receivables, net
      of unearned finance charges    201,689
Allowance for losses                 (10,764)
                                    --------
      Finance receivables, net      $190,925
                                    ========

     During the years ended December 31, 2009, 2008 and 2007, principal cash collections of direct installment loans were $74,312,000, $74,441,000 and $74,751,000, respectively, and the percentages of these cash collections to average net balances were 46%, 47% and 51%, respectively. Retail installment notes' principal cash collections were $37,770,000, $38,200,000 and $37,987,000, respectively, and the percentages of these cash collections to average net balances were 148%, 149% and 146% for the years ended December 31, 2009, 2008 and 2007, respectively.

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at both December 31, 2009 and 2008 was 5.3%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

IN THOUSANDS                     2009        2008        2007
------------                   --------    --------    -------
Balance at beginning of year   $ 10,369    $ 10,067    $ 9,227
Provision for credit losses      10,116       8,487      7,018
Charge-offs                     (13,553)    (11,907)    (9,741)
Recoveries                        3,832       3,722      3,549
Allowance on bulk purchases          --          --         14
                               --------    --------    -------
Balance at end of year         $ 10,764    $ 10,369    $10,067
                               ========    ========    =======

     At December 31, 2009 and 2008, the recorded investments in certain direct installment loans were considered to be impaired. The balances of such loans at December 31, 2009 and 2008 and the related allowance for losses were as follows:

                                INSTALLMENT
IN THOUSANDS                       LOANS
------------                    -----------
Balances at December 31, 2009       $77
Related allowance for losses        $63
Balances at December 31, 2008       $97
Related allowance for losses        $63

     All loans deemed to be impaired are placed on non-accrual status. Interest income on impaired loans is recognized on a cash basis. The average balance of impaired loans during the years ended December 31, 2009 and 2008 was $86,000 and $128,000, respectively.

     There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2009 or 2008.

     The net investment in receivables on which the accrual of finance charges and interest was suspended at and which are being accounted for on a cash basis at December 31, 2009 and 2008 was $23,168,000 and $22,654,000,
     respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2009 and 2008.

(10) INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

IN THOUSANDS                          2009        2008        2007
------------                        -------    ---------    --------
Computed tax expense (benefit)      $57,341    $(119,014)   $ 96,935
Difference between computed and
   actual tax expense:
   Dividends received deduction      (7,394)      (7,278)    (10,734)
   Tax credits                         (927)      (5,257)     (6,532)
   Change in valuation allowance         (1)      36,995           6
   Expense adjustments and other      2,550        3,018       1,469
                                    -------    ---------    --------
      Total tax expense (benefit)   $51,569    $ (91,536)   $ 81,144
                                    =======    =========    ========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax asset (liability) at December 31 were as follows:

IN THOUSANDS                                               2009       2008
------------                                             --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 16,602   $     --
   Pension, postretirement and other benefits              66,858     86,330
   Tax deferred policy acquisition costs                  124,938    120,119
   Deferred gain on individual disability coinsurance       9,320     10,746
   Net realized capital losses                             63,970    141,493
   Net unrealized capital losses                               --    201,650
   Ceding commissions and goodwill                          2,603      4,327
   Other                                                    7,329      8,031
                                                         --------   --------
      Gross deferred tax assets                           291,620    572,696
   Less valuation allowance                                    --    (37,001)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     291,620    535,695

Deferred tax liabilities:
   Policyholder liabilities                                    --     28,538
   Deferred policy acquisition costs                      251,577    286,772
   Premiums                                                23,547     31,048
   Real estate and property and equipment depreciation      6,655      7,398
   Basis difference on investments                          6,805      7,008
   Net unrealized capital gains                            56,242         --
   Other                                                   16,725     17,361
                                                         --------   --------
      Gross deferred tax liabilities                      361,551    378,125
                                                         --------   --------
         Net deferred tax asset (liability)              $(69,931)  $157,570
                                                         ========   ========

     As of December 31, 2008, the Company recorded a $37,001,000 valuation allowance related to capital losses and tax benefits of certain state operating loss carryforwards. The valuation allowance reflected management's assessment, based on available information at the time, that it was more likely than not that the deferred income tax asset for certain capital losses and certain state operating loss carryforwards would not be realized. The entire change in valuation allowance was recognized as income tax expense in 2008 on the consolidated statements of operations.

     As of December 31, 2009, management determined that a valuation allowance was not required for these deferred tax asset items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income. The net cumulative effect adjustment of adopting the OTTI Guidance effective January 1, 2009, resulted in a $31,000,000 reduction of the valuation allowance. Of the remaining $6,001,000 of valuation allowance, $6,000,000 was released as an increase to other comprehensive income and $1,000 was released as a decrease to income tax expense on the consolidated statements of operations.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2009, 2008, and 2007, was $(37,001,000),
     $36,995,000 and $6,000, respectively.

     At December 31, 2009, state net operating loss carryforwards were $655,000, the majority of which will expire beginning in 2017.

     Income taxes (refunded) paid for the years ended December 31, 2009, 2008, and 2007, were $(41,920,000), $17,073,000 and $76,551,000, respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

IN THOUSANDS                                                 2009      2008
------------                                               -------   -------
Balance at beginning of year                               $24,716   $20,191
Additions based on tax positions related to current year     2,179       881
Additions for tax positions of prior years                   5,071     5,206
Reductions for tax positions of prior years                 (8,132)   (1,562)
                                                           -------   -------
Balance at end of year                                     $23,834   $24,716
                                                           =======   =======

     Included in the balance of unrecognized tax benefits at December 31, 2009 are potential benefits of $7,699,000 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2009, accrued interest and penalties of $1,198,000 are recorded as current income tax recoverable on the consolidated balance sheets and $1,176,000 is recognized as a current income tax benefit on the consolidated statements of operations.

     At December 31, 2009, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     In December 2009, the IRS completed their audit of the consolidated federal income tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2005 through 2007. Two Revenue Agent Reports were received upon the close of the audit, one for the agreed audit issues and one for the disagreed audit issues. The Company accrued for its applicable share of the taxes assessed on the agreed audit issues. For the disagreed issues, the Company made a Section 6603 deposit and is currently appealing those issues to the IRS Office of Appeals. In addition, the Company is still in Appeals for an issue arising from the audit of its tax returns for the years 2003 and 2004. The Company believes that any additional taxes refunded or assessed as a result of Appeals will not have a material effect on its accounting position.

(11) EMPLOYEE BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT PLANS

     The Company has non-contributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. In 2010, the Company expects to contribute the amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

     The Company has an unfunded non-contributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans, and a non-contributory defined benefit plan which provides certain agents with benefits.

     The Company also has other postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments. In 2009, for substantially all of its employees, the Company adopted an amendment to reduce the premium subsidy. The Company has a 401(h) account through its non-contributory defined benefit plan to partially fund retiree medical costs for non-key employees. The Company expects to contribute $0 to the 401(h) account in 2010, and may contribute additional tax deductible amounts.

     As described in note 4, effective December 31, 2007 the Company adopted the requirement for the recognition of the funded status of pension and other postretirement plans on the consolidated balance sheets and eliminated the requirement to recognize a minimum pension liability as a component of accumulated other comprehensive income. Upon adoption of the new guidance, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of net actuarial losses, prior service costs and the remaining amount of net transition obligation that had not yet been included in net periodic benefit cost. The following table summarizes the adjustments to the December 31, 2007 consolidated balance sheet as a result of adopting the new guidance issued by FASB:

                                            BEFORE ADOPTION   ADOPTION OF    AFTER ADOPTION
IN THOUSANDS                                OF NEW GUIDANCE   NEW GUIDANCE   OF NEW GUIDANCE
------------                                ---------------   ------------   ---------------
Other assets:
   Prepaid pension asset                        $ 46,708        $(23,882)        $ 22,826
   Intangible asset                                   27             (27)              --
Pension and other postretirement benefits
   - pension                                     (44,430)        (14,822)         (59,252)
Pension and other postretirement benefits
   - other postretirement plans                  (58,751)          4,021          (54,730)
Accumulated other comprehensive income            (4,563)        (34,710)         (39,273)

     As described in note 4, effective December 31, 2008 the Company adopted the requirement to measure the funded status for its pension and other postretirement plans as of the date of its year-end financial statements. Prior to implementation of this change, the measurement date for the majority of the Company's pension and other postretirement plans was December 1. Upon adoption of the change in measurement date, the Company recorded a decrease to retained earnings of $1,277,000, net of taxes, and an increase to accumulated other comprehensive income (loss) of $89,000, net of tax.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                              PENSION BENEFITS       OTHER BENEFITS
                                           ---------------------   -------------------
IN THOUSANDS                                  2009        2008       2009       2008
------------                               ---------   ---------   --------   --------
Change in benefit obligation:
Benefit obligation at beginning of year    $ 506,456   $ 449,373   $ 86,468   $ 62,057
Measurement date change                           --       4,083         --        526
Service cost                                  20,913      17,659      2,709      2,208
Interest cost                                 29,498      28,675      4,623      4,106
Amendments                                        --          --    (16,819)        --
Actuarial (gain) loss                         (5,786)     17,877    (18,870)    19,916
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Benefit obligation at end of year          $ 541,268   $ 506,456   $ 56,420   $ 86,468
                                           =========   =========   ========   ========

Change in plan assets:
Fair value of plan assets at beginning
   of year                                 $ 369,328   $ 392,947   $  8,642   $  7,327
Measurement date change                           --       2,731         --         49
Actual return on plan assets                  54,044     (85,350)     2,340     (2,983)
Employer contribution                         22,396      70,209      5,457      6,594
Benefits paid                                 (9,813)    (11,209)    (1,691)    (2,345)
                                           ---------   ---------   --------   --------
Fair value of plan assets at end of year   $ 435,955   $ 369,328   $ 14,748   $  8,642
                                           =========   =========   ========   ========

Net amount recognized:
Funded status                              $(105,313)  $(137,128)  $(41,672)  $(77,826)

Amounts recognized on the consolidated
   balance sheets:
Prepaid benefit cost                       $      --   $     282   $     --   $     --
Accrued benefit cost                        (105,313)   (137,410)   (41,672)   (77,826)
                                           ---------   ---------   --------   --------
Net amount recognized                      $(105,313)  $(137,128)  $(41,672)  $(77,826)
                                           =========   =========   ========   ========

Amounts recognized in accumulated
   other comprehensive income (loss):
Prior service benefit                      $   2,689   $   3,133   $ 26,334   $ 10,654
Net actuarial loss                          (146,017)   (177,738)    (9,381)   (30,900)
                                           ---------   ---------   --------   --------
Accumulated other comprehensive income
   (loss) at end of year                   $(143,328)  $(174,605)  $ 16,953   $(20,246)
                                           =========   =========   ========   ========

                                               PENSION BENEFITS      OTHER BENEFITS
                                            --------------------   ------------------
IN THOUSANDS                                  2009        2008       2009      2008
------------                                --------   ---------   -------   --------
Accumulated benefit obligation              $388,705   $ 362,352   $56,420   $ 86,467
Plans with accumulated benefit obligation
   in excess of plan assets:
Projected benefit obligation                $101,613   $  70,622
Accumulated benefit obligation                80,007      49,455
Fair value of plan assets                     33,176      12,055
Weighted average assumptions used to
   determine benefit obligations:
Discount rate                                   6.05%       5.78%     5.98%      5.77%
Rate of compensation increase                   5.73%       5.72%       --         --
Components of net periodic benefit cost:
Service cost                                $ 20,913   $  17,659   $ 2,709   $  2,208
Interest cost                                 29,498      28,675     4,623      4,106
Expected return on plan assets               (33,782)    (30,649)     (726)      (590)
Prior service benefit amortization              (444)       (443)   (1,139)    (1,139)
Recognized net actuarial loss                  5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Net periodic benefit cost                   $ 21,858   $  18,052   $ 6,502   $  5,005
                                            ========   =========   =======   ========
Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income (loss):
Prior service credit (cost)                 $     --   $      --   $16,819   $     --
Net gain (loss)                               26,048    (133,876)   20,484    (23,488)
Amortization of prior service benefit           (444)       (443)   (1,139)    (1,139)
Amortization of net loss                       5,673       2,810     1,035        420
                                            --------   ---------   -------   --------
Total recognized in other comprehensive
   income (loss)                            $ 31,277   $(131,509)  $37,199   $(24,207)
                                            ========   =========   =======   ========

     Prepaid benefit costs are included in other assets on the consolidated balance sheets. Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service benefit and net actuarial loss for pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2010 are $456,000 and $5,007,000, respectively. The estimated prior service benefit and net actuarial loss for other postretirement plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2010 are $2,190,000 and $550,000, respectively.

                                             PENSION        OTHER
                                             BENEFITS      BENEFITS
                                           -----------   -----------
                                           2009   2008   2009   2008
                                           ----   ----   ----   ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.78%  6.40%  5.77%  6.37%
Expected long-term return on plan assets   7.75%  7.77%  7.00%  7.00%
Rate of compensation increase              5.72%  5.71%    --     --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
IN THOUSANDS   BENEFITS   BENEFITS    SUBSIDY
------------   --------   --------   --------
2010           $ 12,710    $ 2,107     $ 87
2011             14,247      2,266       98
2012             15,723      2,341      113
2013             18,749      2,511      126
2014             19,369      2,697      137
2015 - 2019     132,163     16,163      875

     For measurement purposes, a 8.0% and 8.5% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2009 and 2008, respectively. The rate was assumed to decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2009 and 2008. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2009 by $6,946,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2009 by $953,000. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2009 by $5,769,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2009 by $790,000.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments. The majority of plans' assets are invested in equity securities, as equity portfolios have historically provided higher average returns than other asset classes over extended periods and are expected to do so in the future. The higher levels of risk entailed in equity securities is balanced by investing a significant portion of the plans' assets in high quality fixed maturity securities and the insurance company general account.

     The target asset allocation as of December 31, 2009, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   50% to 69%
Fixed maturity securities           23% to 41%
Insurance company general account    8% to 11%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2009   2008
                                    ----   ----
Equity securities                    57%    41%
Fixed maturity securities            36%    50%
Insurance company general account     7%     9%

     Equity securities, as classified in the above table, include direct investments in common stocks, mutual funds and pooled separate accounts. Fixed maturity securities include investments in pooled separate accounts. Pooled separate accounts are under either an immediate participation guaranteed contract or a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees. Current investments include private equity limited partnerships which are classified as equity securities for asset allocation purposes.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The primary investment objective of the postretirement plans is to balance capital appreciation and preservation. These plan assets are currently allocated to 52% equity securities and 48% fixed maturity securities. The target asset allocation as of December 31, 2009 is 50% equity securities and 50% fixed maturity securities.

     The fair value of the Company's pension and other postretirement plans financial assets and financial liabilities has been determined using available market information as of December 31, 2009. Although the Company is not aware of any factors that would significantly affect the fair value of the pension and other postretirement plans financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Effective January 1, 2009, the Company prospectively adopted the provisions of fair value measurement guidance for its pension and other postretirement plans financial assets and financial liabilities that are measured at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account. The underlying fair value of the separate account investments consist primarily of marketable equity and fixed maturity securities and are generally based on observable valuation inputs. Underlying investments in pooled separate accounts can also include securities that require unobservable valuation inputs, such as private placement fixed maturity securities. Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

     Level 3 - Prices or valuations that require significant unobservable inputs. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     The following table summarizes the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
-----------------               --------   --------   -------   --------
Equity securities:
   Intermediate-term bond       $ 92,222    $   --    $    --   $ 92,222
   U.S. large-cap                 83,218        --         --     83,218
   Global bond                    36,035        --         --     36,035
   Emerging market stocks         31,902        --         --     31,902
   International large value      18,306        --         --     18,306
   Domestic real estate            8,734        --         --      8,734
                                --------    ------    -------   --------
      Total equity securities    270,417                         270,417
Investment in pooled separate
   accounts                      100,718     2,704         --    103,422
Insurance company general
   account                            --        --     33,176     33,176
Private equity funds                  --        --     27,309     27,309
Cash and cash equivalents            471        --         --        471
                                --------    ------    -------   --------
   Total investments             371,606     2,704     60,485    434,795
                                --------    ------    -------   --------
      Total financial assets    $371,606    $2,704    $60,485   $434,795
                                ========    ======    =======   ========

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $   219       $  (125)         $  (94)      $    --
Insurance company general account           31,487         1,689              --        33,176
Private equity funds                        23,717        (1,060)          4,652        27,309
                                           -------       -------          ------       -------
   Total financial assets                  $55,423       $   504          $4,558       $60,485
                                           =======       =======          ======       =======

     The following table summarizes the Company's other postretirement benefit plans' financial assets measured at fair value on a recurring basis:

IN THOUSANDS
DECEMBER 31, 2009                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
-----------------                        -------   -------   -------   -------
Investment in pooled separate accounts   $ 7,724     $--       $--     $ 7,724
Equity securities:
   Intermediate-term bond                  7,001      --        --       7,001
                                         -------     ---       ---     -------
      Total investments                   14,725      --        --      14,725
                                         -------     ---       ---     -------
         Total financial assets          $14,725     $--       $--     $14,725
                                         =======     ===       ===     =======

     The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2009:

                                                          TOTAL         PURCHASES,
                                         BALANCE AT    APPRECIATION     SALES AND      BALANCE
                                         BEGINNING    (DEPRECIATION)   SETTLEMENTS,   AT END OF
IN THOUSANDS                              OF YEAR     IN FAIR VALUE        NET           YEAR
------------                             ----------   --------------   ------------   ---------
Investment in pooled separate accounts     $49,521       $(28,288)       $(21,233)       $--
                                           -------       --------        --------        ---
   Total financial assets                  $49,521       $(28,288)       $(21,233)       $--
                                           =======       ========        ========        ===

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     PROFIT SHARING PLANS

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2009, 2008 and 2007 of $6,341,000, $10,087,000 and $11,603,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

IN THOUSANDS                         2009        2008        2007
------------                       --------    --------    --------
Balance at January 1               $607,080    $602,622    $599,610
   Less: reinsurance recoverable    539,315     530,178     523,490
                                   --------    --------    --------
Net balance at January 1             67,765      72,444      76,120
                                   --------    --------    --------
Incurred related to:
   Current year                      77,046      74,163      72,665
   Prior years                       (3,798)     (2,145)     (1,467)
                                   --------    --------    --------
Total incurred                       73,248      72,018      71,198
                                   --------    --------    --------
Paid related to:
   Current year                      50,401      45,694      42,755
   Prior years                       24,214      31,003      31,619
                                   --------    --------    --------
Total paid                           74,615      76,697      74,374
                                   --------    --------    --------
Disposition of subsidiary                --          --        (500)
                                   --------    --------    --------
Net balance at December 31           66,398      67,765      72,444
   Plus: reinsurance recoverable    528,862     539,315     530,178
                                   --------    --------    --------
Balance at December 31             $595,260    $607,080    $602,622
                                   ========    ========    ========

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred decreased by $3,798,000, $2,145,000 and $1,467,000 in 2009, 2008 and 2007,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

IN THOUSANDS             2009          2008          2007
------------          ----------    ----------    ----------
Direct premiums       $1,576,012    $1,619,867    $1,226,867
Reinsurance assumed      301,268       429,597       419,933
Reinsurance ceded       (196,191)     (187,188)     (178,809)
                      ----------    ----------    ----------
   Net premiums       $1,681,089    $1,862,276    $1,467,991
                      ==========    ==========    ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $192,994,000, $166,794,000 and $164,063,000 during 2009, 2008, and 2007, respectively.

     The Company terminated its coinsurance participation in the Servicemembers Group Life Insurance (SGLI) and Federal Employees Group Life Insurance (FEGLI) reinsurance programs effective July 1, 2009 and October 1, 2009, respectively. The Company recognized total revenues of $274,909,000, $398,401,000 and $384,911,000 in 2009, 2008 and 2007, respectively, related to the SGLI and FEGLI programs. Total assumed reserves recognized by the Company related to the SGLI and FEGLI programs were $0 and $22,037,000 as of December 31, 2009 and 2008, respectively. The impact of the SGLI and FEGLI programs on the Company's 2009, 2008 and 2007 net income (loss) was immaterial.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2009, 2008 or 2007.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

IN THOUSANDS                                                2009         2008
------------                                             ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $1,787,289   $1,362,207
      Net amount at risk                                 $   60,682   $  246,130
      Average attained age of contractholders                  57.1         56.1
   As withdrawals are taken
      Account value                                      $  627,129   $  358,692
      Net amount at risk                                 $   43,415   $  103,740
      Average attained age of contractholders                  62.7         62.3
Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  126,118   $   93,251
      Net amount at risk                                 $   26,754   $   47,165
      Average attained age of contractholders                  66.7         66.2
   At annuitization
      Account value                                      $  312,231   $  210,615
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.5          6.9
Highest specified anniversary account value:
   In the event of death
      Account value                                      $  530,450   $  418,762
      Net amount at risk                                 $   72,685   $  184,013
      Average attained age of contractholders                  57.5         56.6
Guaranteed payout annuity floor:
      Account value                                      $   47,078   $   41,879
      Net amount at risk                                 $       46   $       97
      Average attained age of contractholders                  69.8         69.2

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

IN THOUSANDS                                               2009          2008
------------                                           -----------   -----------
Account value (general and separate accounts)          $ 2,443,848   $ 1,912,286
Net amount at risk                                     $38,079,563   $37,989,548
Average attained age of policyholders                         51.0          48.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2009 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year        $ 5,961            $23,923             $ 83,252              $16,247
Change in accounting                    154                 --                   --                   --
   principle
Incurred guarantee benefits            (889)            (9,014)             (66,076)              11,284
Paid guaranteed benefits             (2,687)            (1,086)                  --               (8,043)
                                    -------            -------             --------              -------
Balance at end of year              $ 2,539            $13,823             $ 17,176              $19,488
                                    =======            =======             ========              =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2008 are:

                                   MINIMUM
                               GUARANTEED DEATH                            MINIMUM
                                  AND INCOME      GUARANTEED PAYOUT       GUARANTEED       UNIVERSAL LIFE AND
IN THOUSANDS                       BENEFITS         ANNUITY FLOOR     WITHDRAWAL BENEFIT      VARIABLE LIFE
------------                   ----------------   -----------------   ------------------   ------------------
Balance at beginning of year       $ 1,501            $ 7,957              $ 5,029               $12,066
Incurred guarantee benefits          5,717             16,376               78,223                11,874
Paid guaranteed benefits            (1,257)              (410)                  --                (7,693)
                                   -------            -------              -------               -------
Balance at end of year             $ 5,961            $23,923              $83,252               $16,247
                                   =======            =======              =======               =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2009 and 2008 (except where noted otherwise):

     - For 2009 and 2008, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.38% and 7.96% for 2009 and 2008, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28% for 2009 and 2008.

     -    Assumed mortality was 100% of the 1983a table.

     - Lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2009 and 2008 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     -    General account discount rate was 5.0% for 2009 and 2008.

     -    Separate account discount rate was 7.73% for 2009 and 2008.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                   VARIABLE ANNUITY           VARIABLE LIFE
                       CONTRACTS                CONTRACTS
               -----------------------   -----------------------
IN THOUSANDS      2009         2008         2009         2009
------------   ----------   ----------   ----------   ----------
Equity         $1,465,394   $1,150,572   $1,372,254   $1,084,011
Bond              347,370      276,207      140,177      120,114
Balanced          425,486      264,336      208,002      125,477
Money market       68,093       92,373       33,272       52,999
Mortgage           79,920       84,874       47,052       49,325
Real estate        57,595       47,737       37,967       29,192
               ----------   ----------   ----------   ----------
   Total       $2,443,858   $1,916,099   $1,838,724   $1,461,118
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2009 and 2008, the liability associated with unremitted premiums payable was $19,593,000 and $19,792,000, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2009 and 2008, the Company had restricted the use of $19,593,000 and $19,792,000, respectively, of its cash and cash equivalents to satisfy these premium remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2009 and 2008, the approved accrued interest was $3,008,000. At December 31, 2009 and 2008, the balance of the surplus notes was $125,000,000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2009 and 2008, accumulated amortization was $640,000 and $592,000, respectively.

     At December 31, 2009, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2010, $0; 2011, $0; 2012, $0; 2013, $0; 2014, $0; thereafter $125,000,000.

     Interest paid on the notes for the years ended December 31, 2009, 2008 and 2007, was $10,236,000, $10,419,000 and $10,301,000, respectively.

(17) BUSINESS COMBINATIONS

     During 2009, the Company acquired certain insurance related agencies. The aggregate purchase price of $5,750,000 was allocated to various assets and liabilities including $3,701,000 to finite-lived intangible assets and $3,500,000 to goodwill. These acquisitions include potential future additional consideration based on attaining thresholds through 2012. The maximum potential additional consideration related to the acquisitions is $1,750,000, of which $1,500,000 was accrued in 2009. The Company also recorded additional minimum consideration it paid or expects to pay in relation to 2008 and 2006 acquisitions of $1,770,000 and $203,000, respectively, all of which was recorded as goodwill. During 2009, the Company completed the final fair value evaluation of assets acquired related to 2008 business combinations, which resulted in a decrease to goodwill of $201,000.

     During 2008, the Company acquired certain insurance related agencies. The aggregate cash purchase price of $5,300,000 was allocated to various assets and liabilities including $3,872,000 to finite-lived intangible assets and $1,810,000 to goodwill.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2010 and future years if certain thresholds are attained is $5,665,000 of which $3,584,000 was accrued at December 31, 2009.

     All acquisitions have been accounted for using the purchase method of accounting, which requires that assets purchased and liabilities assumed be valued at fair value. The effects of the acquisitions are immaterial to the Company's consolidated statements of operations and financial position.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                                2009      2008
------------                              -------   -------
Balance at beginning of year              $32,781   $30,671
Additions                                   5,473     2,110
Adjustments to prior year acquistitions      (201)       --
                                          -------   -------
Balance at end of year                    $38,053   $32,781
                                          =======   =======

     Annual impairment testing of goodwill was completed in 2009. The Company uses appropriate measures on a case by case basis when testing goodwill impairment. Methods may include, but are not limited to, historical and future projected financial performance, discounted future cash flows and reviews of various pricing multiples. The Company's evaluation of goodwill completed during 2009 resulted in no impairment losses.

     The amount of intangible assets, excluding the value of business acquired assets (VOBA), included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

IN THOUSANDS                     2009      2008
------------                   -------   -------
Balance at beginning of year   $ 5,771   $ 4,861
Acquisitions                     3,721     3,872
Amortization                    (2,629)   (2,962)
                               -------   -------
Balance at end of year         $ 6,863   $ 5,771
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2009 include non-compete agreements amortizable on a straight-line basis over three to ten years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2008 include non-compete agreements amortizable on a straight-line basis over three years and customer lists and agent relationships amortizable over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2009, 2008 or 2007.

     Intangible asset amortization expense for 2009, 2008 and 2007 in the amount of $2,629,000, $2,962,000 and $2,420,000, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2010, $2,018,000; 2011, $1,598,000; 2012,
     $1,233,000; 2013, $950,000; 2014, $523,000.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $12,168,000, $13,099,000 and $13,608,000 during 2009, 2008 and
     2007, respectively. As of December 31, 2009 and 2008, the amount due to Advantus under these agreements was $4,450,000 and $3,958,000, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $2,440,000, $2,689,000 and $4,329,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2009, 2008 and 2007, the amounts transferred were $9,097,000, $12,103,000, and $14,775,000, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2009 and 2008, the amount payable to the Company was $13,521,000 and $11,930,000, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2009, 2008, and 2007 were $55,227,000, $54,587,000 and $52,352,000, respectively.

     In 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $0, $2,000,000, $2,000,000 in 2009, 2008 and 2007, respectively, for this policy and paid claims totaling $1,850,000 in 2007. No claims were paid during 2009 and 2008. As of December 31, 2009 and 2008, reserves held under this policy were $16,151,000 and $12,904,000, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $12,991,000, $4,166,000 and $1,052,000 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2009, 2008 and 2007, respectively. As of December 31, 2009 and 2008, commission revenue due to the Company from its affiliates was $1,499,000 and $349,000, respectively.

(20) OTHER COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income (loss), adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income (loss) and related tax effects, other than net income (loss) are illustrated below:

IN THOUSANDS                                                 2009         2008        2007
------------                                              ---------   -----------   --------
Other comprehensive income (loss), before tax:
   Unrealized gains (losses) on securities                $ 856,760   $(1,194,199)  $ 36,661
      Reclassification adjustment for
         (gains) losses included in net income (loss)        (4,380)      386,114    (66,086)
   Unrealized losses on securities - OTTI                   (37,943)           --         --
   Adjustment to deferred policy acquisition costs         (181,638)      151,153     (2,410)
   Adjustment to reserves                                   (52,512)       11,007     (2,673)
   Adjustment to unearned policy and contract fees           29,884       (31,074)       754
   Adjustment to pension and other postretirement plans      68,476      (155,716)     1,389
                                                          ---------   -----------   --------
                                                            678,647      (832,715)   (32,365)
   Income tax (expense) benefit related to items of
      other comprehensive income (loss)                    (235,723)      295,606     13,289
                                                          ---------   -----------   --------
   Other comprehensive income (loss), net of tax          $ 442,924   $  (537,109)  $(19,076)
                                                          =========   ===========   ========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

IN THOUSANDS                                                 2009        2008
------------                                              ---------   ---------
Gross unrealized gains                                    $ 457,750   $ 217,692
Gross unrealized losses                                    (168,924)   (781,247)
Gross unrealized losses - OTTI                             (127,536)         --
Adjustment to deferred policy acquisition costs             (36,931)    141,340
Adjustment to reserves                                      (59,203)     (6,706)
Adjustment to unearned policy and contract fees                (244)    (28,978)
Adjustment to pension and other postretirement plans       (126,375)   (194,852)
                                                          ---------   ---------
                                                            (61,463)   (652,751)
Deferred federal income tax benefits                         27,157     232,304
                                                          ---------   ---------
   Net accumulated other comprehensive income (loss)      $ (34,306)  $(420,447)
                                                          =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid dividends to Securian Financial Group, Inc. for the years ended December 31 as follows:

IN THOUSANDS         2009      2008      2007
------------        ------   -------   -------
Equity securities   $   --   $    --   $ 5,400
Cash                 8,000    74,500    10,500
                    ------   -------   -------
   Total            $8,000   $74,500   $15,900
                    ======   =======   =======

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2009 statutory results, the maximum amount available for the payment of dividends during 2010 by Minnesota Life Insurance Company without prior regulatory approval is $174,162,000.

     For the years ended December 31, Securian Financial Group, Inc. contributed capital to the Company as follows:

IN THOUSANDS                2009     2008      2007
------------                ----   -------   -------
Fixed maturity securities    $--   $ 7,452   $    --
Equity securities             --    47,850        --
Alternative investments       --    15,482        --
Cash                          --    11,307    14,000
Deferred tax asset            --     1,799        --
                             ---   -------   -------
   Total                     $--   $83,890   $14,000
                             ===   =======   =======

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2009 and 2008, these securities were reported at fair value of $41,056,000 and $30,906,000, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $212,472,000 as of December 31, 2009. The Company estimates that $85,000,000 of these commitments will be invested in 2010, with the remaining $127,472,000 invested over the next four years.

     As of December 31, 2009, the Company had committed to purchase mortgage loans totaling $10,400,000 but had not completed the purchase transactions.

     As of December 31, 2009, the Company had committed to purchase corporate fixed maturity securities totaling $6,000,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2010, $11,267,000; 2011, $11,267,000; 2012, $11,267,000; 2013, $11,267,000;
     2014, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2010, $618,000; 2011, $430,000; 2012, $404,000; 2013, $397,000; 2014, $355,000.
     Lease expense, net of sub-lease income, for the years ended December 31, 2009, 2008 and 2007 was $8,613,000, $8,502,000, and $8,670,000,
     respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2010, $2,480,000; 2011, $1,803,000; 2012, $1,456,000; 2013, $1,434,000; 2014, $1,381,000.

     At December 31, 2009, the Company had guaranteed the payment of $68,200,000 of policyholder dividends and discretionary amounts payable in 2010. The Company has pledged fixed maturity securities, valued at $91,250,000 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2009 and 2008, the assets held in trust were $587,656,000 and $642,731,000, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2010. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2009 and 2008 was approximately $2,780,000, and $3,041,000, respectively.

     The Company has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and may be amended, modified or waived with written consent by the parties to the agreement. Management does not consider an accrual necessary relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2009 and 2008 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,111,000 and $1,794,000 as of December 31, 2009 and 2008, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2009, 2008 and 2007.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income (loss) of $64,636,000, $(232,266,000), and $186,648,000 in 2009, 2008 and 2007,
     respectively. Combined statutory surplus of these operations was $1,741,622,000 and $1,431,990,000 as of December 31, 2009 and 2008,
     respectively.

(24) SUBSEQUENT EVENTS

     Through March 8, 2010, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2009
                                 (In thousands)

                                                                                  AS SHOWN
                                                                                   ON THE
                                                                   MARKET       CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)      VALUE      BALANCE SHEET (1)
                                                   -----------   ----------   -----------------
Fixed maturity securities
   U.S. government                                 $   119,502   $  131,127      $   131,127
   Agencies not backed by the full faith and
      credit of the U.S. government                     44,957       46,382           46,382
   Foreign governments                                  22,481       23,683           23,683
   Public utilities                                    785,024      829,309          829,309
   Asset-backed securities                             218,992      218,607          218,607
   Mortgage-backed securities                        2,984,089    2,827,913        2,827,913
   All other corporate fixed maturity securities     3,711,282    3,888,247        3,888,247
                                                   -----------   ----------      -----------
      Total fixed maturity securities                7,886,327    7,965,268        7,965,268
                                                   -----------   ----------      -----------
Equity securities:
   Common stocks:
      Public utilities                                   2,285        2,712            2,712
      Banks, trusts and insurance companies             50,314       57,806           57,806
      Industrial, miscellaneous and all other          187,720      220,342          220,342
   Nonredeemable preferred stocks                        1,919        2,245            2,245
                                                   -----------   ----------      -----------
      Total equity securities                          242,238      283,105          283,105
                                                   -----------   ----------      -----------
Mortgage loans on real estate                        1,263,581       xxxxxx        1,263,581
Real estate (2)                                             --       xxxxxx               --
Policy loans                                           340,362       xxxxxx          340,362
Other investments                                      245,741       xxxxxx          245,741
Alternative investments                                445,213       xxxxxx          470,424
Derivative investments                                  47,469       xxxxxx           47,469
Fixed maturity securities on loan                       58,530       xxxxxx           58,891
Equity securities on loan                               15,563       xxxxxx           19,362
                                                   -----------                   -----------
      Total                                          2,416,459       xxxxxx        2,445,830
                                                   -----------                   -----------
Total investments                                  $10,545,024       xxxxxx      $10,694,203
                                                   ===========                   ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                             AS OF DECEMBER 31,
                         ----------------------------------------------------------
                                        FUTURE POLICY
                          DEFERRED        BENEFITS,                    OTHER POLICY
                           POLICY      LOSSES, CLAIMS                   CLAIMS AND
                         ACQUISITION   AND SETTLEMENT     UNEARNED       BENEFITS
       SEGMENT              COSTS       EXPENSES (1)    PREMIUMS (2)     PAYABLE
-------------------      -----------   --------------   ------------   ------------
2009:
   Life insurance         $  648,832     $3,262,946       $205,739      $  281,255
   Accident and
      health insurance        69,298        719,327         34,163          31,754
   Annuity                   174,671      4,732,858             16              18
                          ----------     ----------       --------      ----------
                          $  892,801     $8,715,131       $239,918      $  313,027
                          ==========     ==========       ========      ==========

2008:
   Life insurance         $  725,980     $3,081,751       $243,388      $  259,668
   Accident and
      health insurance        67,384        735,159         38,549          30,629
   Annuity                   232,606      4,131,998             79              47
                          ----------     ----------       --------      ----------
                          $1,025,970     $7,948,908       $282,016      $  290,344
                          ==========     ==========       ========      ==========

2007:
   Life insurance         $  640,808     $2,992,361       $222,637      $  232,343
   Accident and
      health insurance        66,883        727,728         42,345          30,588
   Annuity                   186,659      3,558,481             76              78
                          ----------     ----------       --------      ----------
                          $  894,350     $7,278,570       $265,058      $  263,009
                          ==========     ==========       ========      ==========

                                                  FOR THE YEARS ENDED DECEMBER 31,
                         ----------------------------------------------------------------------------------
                                                                     AMORTIZATION
                                                      BENEFITS,       OF DEFERRED
                                           NET      CLAIMS, LOSSES      POLICY        OTHER
                           PREMIUM     INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING     PREMIUMS
       SEGMENT           REVENUE (3)     INCOME      EXPENSES (5)        COSTS       EXPENSES   WRITTEN (4)
-------------------      -----------   ----------   --------------   ------------   ---------   -----------
2009:
   Life insurance         $1,832,341   $  282,139     $1,669,636       $144,115     $510,582
   Accident and
      health insurance       156,588       11,438         71,853         21,302       93,189
   Annuity                   202,600      249,538        319,132         32,088      145,829
                          ----------   ----------     ----------       --------     --------        ---
                          $2,191,529   $  543,115     $2,060,621       $197,505     $749,600        $--
                          ==========   ==========     ==========       ========     ========        ===

2008:
   Life insurance         $1,810,444   $  307,256     $1,626,544       $173,942     $487,257
   Accident and
      health insurance       154,952       12,113         65,372         19,657       91,635
   Annuity                   400,870      209,847        461,486         43,982      154,492
                          ----------   ----------     ----------       --------     --------        ---
                          $2,366,266   $  529,216     $2,153,402       $237,581     $733,384        $--
                          ==========   ==========     ==========       ========     ========        ===

2007:
   Life insurance         $1,646,726   $  302,117     $1,466,062       $128,940     $466,858        $--
   Accident and
      health insurance       161,060       12,477         71,695         18,032       91,293         --
   Annuity                   147,161      207,776        193,856         29,211      137,693         --
                          ----------   ----------     ----------       --------     --------        ---
                          $1,954,947   $  522,370     $1,731,613       $176,183     $695,844        $--
                          ==========   ==========     ==========       ========     ========        ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (In thousands)

                                                                                                  PERCENTAGE
                                                       CEDED TO     ASSUMED FROM                   OF AMOUNT
                                          GROSS          OTHER         OTHER           NET          ASSUMED
                                         AMOUNT        COMPANIES      COMPANIES       AMOUNT         TO NET
                                      ------------   ------------   ------------   ------------   ----------
2009:
   Life insurance in force            $607,044,078   $113,263,709   $  1,284,703   $495,065,072       0.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,236,455   $    113,070   $    293,552   $  1,416,937      20.7%
      Accident and health insurance        231,993         83,121          7,716        156,588       4.9%
      Annuity                              107,564             --             --        107,564       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,576,012   $    196,191   $    301,268   $  1,681,089      17.9%
                                      ============   ============   ============   ============

2008:
   Life insurance in force            $551,339,006   $ 87,113,914   $179,254,141   $643,479,233      27.9%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $  1,099,198   $    101,695   $    416,489   $  1,413,992      29.5%
      Accident and health insurance        227,337         85,493         13,108        154,952       8.5%
      Annuity                              293,332             --             --        293,332       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,619,867   $    187,188   $    429,597   $  1,862,276      23.1%
                                      ============   ============   ============   ============

2007:
   Life insurance in force            $475,804,865   $ 75,404,207   $158,001,860   $558,402,518      28.3%
                                      ============   ============   ============   ============
   Premiums:
      Life insurance                  $    965,515   $     93,133   $    405,267   $  1,277,649      31.7%
      Accident and health insurance        232,066         85,676         14,666        161,056       9.1%
      Annuity                               29,286             --             --         29,286       0.0%
                                      ------------   ------------   ------------   ------------
         Total premiums               $  1,226,867   $    178,809   $    419,933   $  1,467,991      28.6%
                                      ============   ============   ============   ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2009, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.

     2.   Statements of Assets and Liabilities, as of December 31, 2009.

     3.   Statements of Operations, year or period ended December 31, 2009.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2009 and 2008.

     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009 and 2008.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2009.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2009, 2008 and 2007.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company, previously filed on September 7, 2007 as Exhibit 23(h)(3) to Advantus Series Fund, Inc.'s Form N-1A, File Number 2-96990, Post-Effective Amendment Number 35, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


          9.   Opinion and consent of Michael P. Boyle, Esq.


         10.   Consent of KPMG LLP.



         11.   Not applicable.

         12.   Not applicable.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                               Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

Susan L. Ebertz                              Vice President - Group Insurance
Minnesota Life Insurance Company             Services
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President - Life
Minnesota Life Insurance Company             Product Manufacturing
400 Robert Street North
St. Paul, MN  55101

Craig J. Frisvold                            Vice President - Life New Business
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Thomas A. Gustafson                          Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Mark B. Hier                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN   55082

James E. Johnson                             Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Wilford J. Kavanaugh                         Senior Vice President - Individual
Minnesota Life Insurance Company             Distribution Management
400 Robert Street North
St. Paul, MN  55101

Daniel H. Kruse                              Second Vice President and
Minnesota Life Insurance Company             Actuary
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Vice President, Treasurer and
Minnesota Life Insurance Company             Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President and Chief
Minnesota Life Insurance Company             Information Officer
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert M. Olafson                            Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

H. Geoffrey Peterson                         Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                          Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dwayne C. Radel                              Director, Senior Vice President
Minnesota Life Insurance Company             and General Counsel
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman, President and Chief
Minnesota Life Insurance Company             Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                             Director, Executive Vice
Minnesota Life Insurance Company             President & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice
Minnesota Life Insurance Company             President and Chief Financial
400 Robert Street North                      Officer
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Casualty Company
         CNL Financial Corporation (Georgia)
         Capital Financial Group, Inc. (Maryland)
         H. Beck, Inc. (Maryland)
         CFG Insurance Services, Inc. (Maryland)

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Marketview Properties, LLC

         Personal Finance Company LLC (Delaware)
         Enterprise Holding Corporation
         Allied Solutions, LLC (Indiana)
         Securian Life Insurance Company

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Lafayette Litho, Inc.
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

   Cherokee National Life Insurance Company (Georgia)
   CNL/Insurance America, Inc. (Georgia)
   CNL/Resource Marketing Corporation (Georgia)

Majority-owned subsidiary of Securian Financial Group, Inc.:

         Securian Trust Company, N.A.

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance
Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 6, 2010, the number of holders of securities of this class were as follows:


       Title of Class               Number of Record Holders
       --------------               ------------------------

Variable Annuity Contracts --                14,265
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Dwayne C. Radel                                    Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $22,067,205           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 28th day of April, 2010.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 28th day of April, 2010.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Robert L. Senkler                          Chairman, President and                               April 28, 2010
---------------------------------------        Chief Executive Officer
Robert L. Senkler


*                                              Director
---------------------------------------
Mary K. Brainerd


*                                              Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Dennis E. Prohofsky


*                                              Director
---------------------------------------
Dwayne C. Radel


*                                               Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Randy F. Wallake


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                              April 28, 2010
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                          April 28, 2010
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)


/s/ David J. LePlavy                           Vice President, Treasurer                             April 28, 2010
---------------------------------------        and Controller (treasurer)
David J. LePlavy


/s/ Dwayne C. Radel                            Director and Attorney-in-Fact                         April 28, 2010
---------------------------------------
Dwayne C. Radel



* Pursuant to power of attorney dated April 12, 2010, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
9.              Opinion and consent of Michael P. Boyle, Esq.

10.             Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.